UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Fixed Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Fixed Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2020
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2020
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	5.99%
NAV Return[1]	6.01%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	6.01%
ETF Category: Morningstar Inflation-Protected Bond[2]	4.70%
Performance Details	page 7

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	2.99%
NAV Return[1]	2.99%
Bloomberg Barclays US Treasury 1-3 Year Index	3.01%
ETF Category: Morningstar Short Government[2]	2.79%
Performance Details	page 8

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	7.89%
NAV Return[1]	7.84%
Bloomberg Barclays US Treasury 3-10 Year Index	7.85%
ETF Category: Morningstar Intermediate Government[2]	5.16%
Performance Details	page 9

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	21.42%
NAV Return[1]	21.17%
Bloomberg Barclays US Long Treasury Index	21.20%
ETF Category: Morningstar Long Government[2]	20.39%
Performance Details	page 10
Total Returns for the 6 Months Ended June 30, 2020
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	6.41%
NAV Return[1]	6.18%
Bloomberg Barclays US Aggregate Bond Index	6.14%
ETF Category: Morningstar Intermediate Core Bond[2]	5.56%
Performance Details	page 11

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	3.54%
NAV Return[1]	3.30%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	3.28%
ETF Category: Morningstar Short-Term Bond[2]	1.69%
Performance Details	page 12

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	5.62%
NAV Return[1]	5.45%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	5.30%
ETF Category: Morningstar Corporate Bond[2]	4.08%
Performance Details	page 13
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The first six months of 2020 have been witness to a number of historic events that have significantly impacted lives on both a personal and economic level. This period was also one of the most volatile investing environments on record. Up until the last week of February 2020, the outlook for bond yields was favorable. U.S. stock market performance was also strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world brought many economies to an abrupt halt and sent stock markets reeling. A new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% over just 22 trading days in late February and early March. Against this backdrop, the bond market saw prices rise and yields pushed down to historic lows as the U.S. Federal Reserve cut interest rates to near zero in March and investors sought the perceived safety of asset classes such as cash. Stocks rebounded almost as quickly as they fell—with the S&P 500® Index finishing the second quarter of 2020 up 20%. However, investors continued to grapple with volatility and uncertainty amid recent news of a resurgence of new cases of COVID-19. For the six-month reporting period ended June 30, 2020, the broad U.S. bond market, as measured by the Bloomberg Barclays US Aggregate Bond Index, returned 6.1%. In contrast, the S&P 500® Index returned -3.1% during the same period.
Although the current environment is unprecedented, this differentiated performance is a good reminder of the importance of diversification. At Charles Schwab Investment Management, we believe that maintaining exposure to a mix of asset classes that perform differently over time is one of the best ways to weather various market cycles. In addition to adding diversification to a portfolio, an allocation to fixed income can provide income and help to manage overall risk. The Schwab Fixed-Income ETFs provide convenient and low-cost options for gaining exposure to different segments of the fixed income market. Offering access to government and corporate issuers with short-, intermediate- or long-term maturities as well as Treasury Inflation Protected Securities (TIPS), the Schwab Fixed-Income ETFs can serve as part of the core of a diversified portfolio.
We are committed to serving our clients through this extraordinarily challenging time. Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ We are committed to serving our clients through this extraordinarily challenging time.”
Past performance cannot guarantee future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the six-month reporting period ended June 30, 2020, fixed-income markets generated positive returns. For most of the first two months of the reporting period, U.S. and international stocks rose steadily with several key U.S. market indices hitting recording highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. By the end of March, governments and central banks around the world had begun passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained and most global equity markets ended the reporting period in negative territory. Amid this market volatility, bonds rallied, driving yields lower. For the six-month reporting period, the Bloomberg Barclays US Aggregate Bond Index returned 6.14%. The Bloomberg Barclays US 1-5 Year Corporate Bond Index and Bloomberg Barclays US 5-10 Year Corporate Bond Index returned 3.28% and 5.30%, respectively, while the Bloomberg Barclays US Treasury 1-3 Year Index and the Bloomberg Barclays US Treasury 3-10 Year Index returned 3.01% and 7.85%, respectively. Over the same period, the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM returned 6.01%.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment remained at record lows through February. However, a record number of unemployment claims in March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined in May and June, but remained in the double digits. Consumer confidence, which remained solid through February, also fell steeply in March and April. By June, consumer confidence rose to a three-month high as the economy began to reopen. Inflation crept up slightly in January and February, before retreating in March, April, and May, with April seeing the largest monthly decline since December 2008. Inflation began to climb again in June.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Central banks around the world, including the U.S. Federal Reserve (Fed) reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after having enacted three interest rate cuts in the second half of 2019, the Fed cut interest rates twice during the reporting period—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike.
Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
In the first two months of the reporting period, as a result of changes by the Fed, as equity markets plummeted, and as investors sought the perceived safety of asset classes such as fixed-income securities, demand for U.S. Treasuries surged, driving yields to historic lows. (Bond yields and bond prices typically move in opposite directions.) Over the reporting period, short-term rates fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.55% to 0.16%. Longer-term yields, which are typically more influenced by economic growth and inflation expectations also fell, with the yield on the 10-year U.S. Treasury falling from 1.92% to 0.66%. Outside the U.S., bond yields generally remained low.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab Fixed-Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF. Prior to joining CSIM in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	5.99%	8.35%	3.73%	3.45%
NAV Return[2]	6.01%	8.28%	3.69%	3.44%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	6.01%	8.28%	3.75%	3.52%
ETF Category: Morningstar Inflation-Protected Bond[3]	4.70%	6.78%	3.09%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	8.2 Yrs
Weighted Average Duration[8]	7.7 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	Less than 0.05%.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	2.99%	4.09%	1.79%	1.24%
NAV Return[2]	2.99%	4.09%	1.78%	1.24%
Bloomberg Barclays US Treasury 1-3 Year Index	3.01%	4.14%	1.86%	1.33%
ETF Category: Morningstar Short Government[3]	2.79%	3.73%	1.64%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	1.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	7.89%	9.23%	3.76%	3.29%
NAV Return[2]	7.84%	9.17%	3.75%	3.29%
Bloomberg Barclays US Treasury 3-10 Year Index	7.85%	9.20%	3.82%	3.39%
ETF Category: Morningstar Intermediate Government[3]	5.16%	6.71%	2.88%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.2 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Long-Term U.S. Treasury ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return[2]	21.42%	15.16%
NAV Return[2]	21.17%	15.22%
Bloomberg Barclays US Long Treasury Index	21.20%	15.24%
ETF Category: Morningstar Long Government[3]	20.39%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	25.0 Yrs
Weighted Average Duration[8]	18.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	Less than 0.05%.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. Aggregate Bond ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	6.41%	8.99%	4.27%	3.62%
NAV Return[2]	6.18%	8.74%	4.22%	3.60%
Bloomberg Barclays US Aggregate Bond Index	6.14%	8.74%	4.30%	3.70%
ETF Category: Morningstar Intermediate Core Bond[3]	5.56%	7.89%	3.90%	N/A
Fund Expense Ratio[4]: 0.04%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[8]	8.0 Yrs
Weighted Average Duration[8]	6.0 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.0% of total investments on June 30, 2020.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab 1-5 Year Corporate Bond ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	3.54%	4.08%
NAV Return[2]	3.30%	3.82%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	3.28%	3.86%
ETF Category: Morningstar Short-Term Bond[3]	1.69%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	3.0 Yrs
Weighted Average Duration[7]	2.8 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab 5-10 Year Corporate Bond ETF as of June 30, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	5.62%	6.33%
NAV Return[2]	5.45%	6.16%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	5.30%	6.10%
ETF Category: Morningstar Corporate Bond[3]	4.08%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	7.4 Yrs
Weighted Average Duration[7]	6.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2020 and held through June 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/20	Ending Account Value (Net of Expenses) at 6/30/20	Expenses Paid During Period 1/1/20-6/30/20[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$1,060.10	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$1,029.90	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$1,078.40	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$1,211.70	$0.27
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$1,061.80	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$1,033.00	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$1,054.50	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$56.57	$53.27	$55.39	$54.84	$53.15	$54.11
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	1.21	1.51	1.17	0.99	0.17
Net realized and unrealized gains (losses)	3.47	3.23	(2.23)	0.43	1.46	(0.98)
Total from investment operations	3.40	4.44	(0.72)	1.60	2.45	(0.81)
Less distributions:
Distributions from net investment income	—	(1.14)	(1.40)	(1.05)	(0.76)	(0.15)
Net asset value at end of period	$59.97	$56.57	$53.27	$55.39	$54.84	$53.15
Total return	6.01% [2]	8.36%	(1.31%)	2.95%	4.60%	(1.50%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05% [4]	0.07%	0.07%
Net investment income (loss)	(0.26%) [3]	2.18%	2.80%	2.13%	1.78%	0.31%
Portfolio turnover rate[5]	14% [2]	20%	17%	19%	16%	19%
Net assets, end of period (x 1,000)	$10,638,726	$8,733,970	$5,779,263	$2,880,386	$1,614,977	$815,816

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.63%, 07/15/21	276,722,717	281,621,428
0.13%, 01/15/22	361,664,266	366,739,508
0.13%, 04/15/22	364,574,316	370,046,391
0.13%, 07/15/22	353,317,999	361,754,851
0.13%, 01/15/23	387,852,585	397,456,838
0.63%, 04/15/23	328,266,473	341,453,253
0.38%, 07/15/23	384,273,445	400,301,928
0.63%, 01/15/24	370,814,485	390,725,936
0.50%, 04/15/24	251,758,582	264,757,371
0.13%, 07/15/24	365,255,420	381,678,867
0.13%, 10/15/24	276,026,794	289,263,720
0.25%, 01/15/25	353,512,541	372,157,708
2.38%, 01/15/25	221,618,385	255,221,421
0.13%, 04/15/25	273,271,156	286,777,785
0.38%, 07/15/25	331,864,358	354,601,906
0.63%, 01/15/26	291,637,254	315,941,209
2.00%, 01/15/26	153,084,149	177,916,407
0.13%, 07/15/26	276,798,378	294,166,414
0.38%, 01/15/27	274,626,274	296,220,064
2.38%, 01/15/27	130,428,460	158,461,767
0.38%, 07/15/27	279,981,313	304,586,376
0.50%, 01/15/28	292,683,658	321,123,655
1.75%, 01/15/28	132,304,484	157,998,333
3.63%, 04/15/28	120,314,840	162,071,132
0.75%, 07/15/28	260,713,693	294,183,291
0.88%, 01/15/29	216,071,327	246,570,583
2.50%, 01/15/29	119,683,528	153,555,289
3.88%, 04/15/29	146,394,712	207,126,248
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 07/15/29	255,331,251	279,603,466
0.13%, 01/15/30	320,597,354	346,775,757
3.38%, 04/15/32	50,454,315	75,152,283
2.13%, 02/15/40	66,971,880	98,818,066
2.13%, 02/15/41	96,188,798	143,759,263
0.75%, 02/15/42	164,084,097	196,634,363
0.63%, 02/15/43	122,196,036	143,987,133
1.38%, 02/15/44	170,742,106	233,243,230
0.75%, 02/15/45	184,885,682	226,378,369
1.00%, 02/15/46	107,982,407	140,031,251
0.88%, 02/15/47	117,654,551	150,212,931
1.00%, 02/15/48	111,257,065	147,239,656
1.00%, 02/15/49	113,393,189	151,477,536
0.25%, 02/15/50	67,437,744	75,793,567
Total Treasuries
(Cost $10,031,100,799)		10,613,586,550
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (a)	1,522,325	1,522,325
Total Other Investment Company
(Cost $1,522,325)		1,522,325
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$10,613,586,550	$—	$10,613,586,550
Other Investment Company[1]	1,522,325	—	—	1,522,325
Total	$1,522,325	$10,613,586,550	$—	$10,615,108,875
[1]	As categorized in Portfolio Holdings.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $10,032,623,124)		$10,615,108,875
Receivables:
Investments sold		131,377,140
Fund shares sold		260,868,952
Interest		25,545,619
Dividends	+	84
Total assets		11,032,900,670
Liabilities
Payables:
Investments bought		393,810,147
Management fees	+	364,325
Total liabilities		394,174,472
Net Assets
Total assets		11,032,900,670
Total liabilities	–	394,174,472
Net assets		$10,638,726,198
Net Assets by Source
Capital received from investors		9,983,026,126
Total distributable earnings		655,700,072

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,638,726,198		177,400,000		$59.97

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Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		($9,316,644)*
Dividends		21,113
Securities on loan, net	+	6,861
Total investment income		(9,288,670)
Expenses
Management fees		2,223,181
Total expenses	–	2,223,181
Net investment loss		(11,511,851)
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,393,616)
Net realized gains on in-kind redemptions	+	133,569,352
Net realized gains		132,175,736
Net change in unrealized appreciation (depreciation) on investments	+	379,518,446
Net realized and unrealized gains		511,694,182
Increase in net assets resulting from operations		$500,182,331
*	See financial note 2(b) regarding inflation-protected securities.

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Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income (loss)		($11,511,851)	$153,051,236
Net realized gains		132,175,736	1,958,522
Net change in unrealized appreciation (depreciation)	+	379,518,446	361,225,335
Increase in net assets resulting from operations		500,182,331	516,235,093
Distributions to Shareholders
Total distributions		$—	($152,790,170)

Transactions in Fund Shares
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		63,350,000	$3,759,307,204	55,400,000	$3,115,333,976
Shares redeemed	+	(40,350,000)	(2,354,732,904)	(9,500,000)	(524,072,192)
Net transactions in fund shares		23,000,000	$1,404,574,300	45,900,000	$2,591,261,784
Shares Outstanding and Net Assets
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		154,400,000	$8,733,969,567	108,500,000	$5,779,262,860
Total increase	+	23,000,000	1,904,756,631	45,900,000	2,954,706,707
End of period		177,400,000	$10,638,726,198	154,400,000	$8,733,969,567

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Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$50.48	$49.88	$50.03	$50.41	$50.43	$50.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	1.14	0.94	0.57	0.42	0.35
Net realized and unrealized gains (losses)	1.10	0.60	(0.20) [2]	(0.39)	(0.03)	(0.13)
Total from investment operations	1.51	1.74	0.74	0.18	0.39	0.22
Less distributions:
Distributions from net investment income	(0.36)	(1.14)	(0.89)	(0.56)	(0.41)	(0.34)
Net asset value at end of period	$51.63	$50.48	$49.88	$50.03	$50.41	$50.43
Total return	2.99% [3]	3.53%	1.50%	0.35%	0.78%	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.06% [5]	0.06%	0.06%	0.08% [6]	0.08%
Net investment income (loss)	1.62% [4]	2.27%	1.89%	1.13%	0.83%	0.69%
Portfolio turnover rate[7]	38% [3]	77%	65%	65%	66%	89%
Net assets, end of period (x 1,000)	$7,132,172	$5,262,952	$4,254,630	$2,181,398	$1,414,092	$1,071,573

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.13%, 08/15/21	6,215,000	6,773,622
8.00%, 11/15/21	22,066,000	24,441,974
7.25%, 08/15/22	9,383,000	10,795,215
7.63%, 11/15/22	5,773,000	6,794,550
7.13%, 02/15/23	11,535,000	13,648,699
Notes
2.63%, 07/15/21	82,419,000	84,519,719
1.13%, 07/31/21	166,117,000	167,839,814
1.75%, 07/31/21	42,147,000	42,868,109
2.25%, 07/31/21	12,000	12,270
2.13%, 08/15/21	16,861,000	17,230,493
2.75%, 08/15/21	144,452,000	148,641,673
1.13%, 08/31/21	29,205,000	29,530,704
1.50%, 08/31/21	58,378,000	59,285,596
2.00%, 08/31/21	50,353,000	51,429,886
2.75%, 09/15/21	101,025,000	104,176,112
1.13%, 09/30/21	98,352,000	99,535,297
1.50%, 09/30/21	17,686,000	17,980,997
2.13%, 09/30/21	44,782,000	45,877,935
2.88%, 10/15/21	114,909,000	118,926,327
1.25%, 10/31/21	121,834,000	123,604,400
1.50%, 10/31/21	16,235,000	16,524,503
2.00%, 10/31/21	111,355,000	114,082,328
2.00%, 11/15/21	10,757,000	11,028,026
2.88%, 11/15/21	87,121,000	90,355,708
1.50%, 11/30/21	106,255,000	108,272,185
1.75%, 11/30/21	127,202,000	130,066,529
1.88%, 11/30/21	51,439,000	52,687,802
2.63%, 12/15/21	91,569,000	94,849,030
1.63%, 12/31/21	86,468,000	88,366,243
2.00%, 12/31/21	105,805,000	108,712,571
2.13%, 12/31/21	54,461,000	56,059,728
2.50%, 01/15/22	83,404,000	86,404,589
1.38%, 01/31/22	85,918,000	87,567,559
1.50%, 01/31/22	49,614,000	50,663,452
1.88%, 01/31/22	89,516,000	91,939,226
2.00%, 02/15/22	63,643,000	65,542,346
2.50%, 02/15/22	72,040,000	74,766,826
1.13%, 02/28/22	86,200,000	87,587,281
1.75%, 02/28/22	58,691,000	60,240,809
1.88%, 02/28/22	59,546,000	61,241,665
2.38%, 03/15/22	81,076,000	84,130,602
0.38%, 03/31/22	95,071,000	95,425,659
1.75%, 03/31/22	62,524,000	64,259,285
1.88%, 03/31/22	50,423,000	51,930,766
2.25%, 04/15/22	80,484,000	83,484,859
0.13%, 04/30/22	64,928,000	64,888,688
1.75%, 04/30/22	66,380,000	68,314,355
1.88%, 04/30/22	76,326,000	78,715,659
1.75%, 05/15/22	58,397,000	60,136,364
2.13%, 05/15/22	76,895,000	79,713,983
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 05/31/22	78,548,000	78,497,373
1.75%, 05/31/22	72,260,000	74,448,970
1.88%, 05/31/22	67,752,000	69,972,466
1.75%, 06/15/22	81,711,000	84,253,297
0.13%, 06/30/22	65,000,000	64,963,183
1.75%, 06/30/22	71,968,000	74,247,924
2.13%, 06/30/22	63,895,000	66,404,626
1.75%, 07/15/22	89,478,000	92,368,559
1.88%, 07/31/22	66,441,000	68,810,556
2.00%, 07/31/22	101,026,000	104,893,402
1.50%, 08/15/22	100,718,000	103,586,102
1.63%, 08/15/22	27,363,000	28,217,025
1.63%, 08/31/22	75,526,000	77,915,690
1.88%, 08/31/22	130,185,000	135,010,998
1.50%, 09/15/22	64,980,000	66,909,094
1.75%, 09/30/22	67,219,000	69,618,929
1.88%, 09/30/22	88,629,000	92,042,602
1.38%, 10/15/22	78,489,000	80,662,777
1.88%, 10/31/22	57,033,000	59,309,865
2.00%, 10/31/22	70,186,000	73,188,097
1.63%, 11/15/22	145,378,000	150,420,799
2.00%, 11/30/22	132,206,000	138,062,313
1.63%, 12/15/22	81,261,000	84,184,491
2.13%, 12/31/22	130,066,000	136,432,121
1.50%, 01/15/23	73,127,000	75,595,036
1.75%, 01/31/23	63,122,000	65,691,263
2.38%, 01/31/23	69,681,000	73,641,385
1.38%, 02/15/23	76,304,000	78,718,307
2.00%, 02/15/23	111,629,000	116,988,064
1.50%, 02/28/23	62,927,000	65,161,400
2.63%, 02/28/23	72,367,000	77,096,296
0.50%, 03/15/23	88,677,000	89,473,708
1.50%, 03/31/23	59,585,000	61,765,904
2.50%, 03/31/23	75,584,000	80,417,242
0.25%, 04/15/23	92,570,000	92,786,961
1.63%, 04/30/23	65,625,000	68,316,651
2.75%, 04/30/23	78,144,000	83,830,808
0.13%, 05/15/23	97,745,000	97,611,364
1.75%, 05/15/23	108,503,000	113,423,780
1.63%, 05/31/23	52,234,000	54,443,743
2.75%, 05/31/23	60,273,000	64,788,766
0.25%, 06/15/23	103,000,000	103,229,336
1.38%, 06/30/23	55,000,000	56,978,711
2.63%, 06/30/23	57,000,000	61,177,031
Total Treasuries
(Cost $6,962,226,939)		7,097,429,033

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Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (a)	10,501,101	10,501,101
Total Other Investment Company
(Cost $10,501,101)		10,501,101
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$7,097,429,033	$—	$7,097,429,033
Other Investment Company[1]	10,501,101	—	—	10,501,101
Total	$10,501,101	$7,097,429,033	$—	$7,107,930,134
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,972,728,040)		$7,107,930,134
Receivables:
Investments sold		549,102,654
Interest		28,463,234
Fund shares sold		12,906,019
Dividends	+	332
Total assets		7,698,402,373
Liabilities
Payables:
Investments bought		302,646,024
Management fees		290,545
Fund shares redeemed	+	263,294,064
Total liabilities		566,230,633
Net Assets
Total assets		7,698,402,373
Total liabilities	–	566,230,633
Net assets		$7,132,171,740
Net Assets by Source
Capital received from investors		6,973,112,855
Total distributable earnings		159,058,885

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,132,171,740		138,150,000		$51.63

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Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$54,128,540
Dividends	+	15,851
Total investment income		54,144,391
Expenses
Management fees		1,624,555
Total expenses	–	1,624,555
Net investment income		52,519,836
Realized and Unrealized Gains (Losses)
Net realized gains on investments		20,341,036
Net realized gains on in-kind redemptions	+	21,876,395
Net realized gains		42,217,431
Net change in unrealized appreciation (depreciation) on investments	+	89,679,404
Net realized and unrealized gains		131,896,835
Increase in net assets resulting from operations		$184,416,671

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Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$52,519,836	$122,485,147
Net realized gains		42,217,431	21,531,491
Net change in unrealized appreciation (depreciation)	+	89,679,404	44,234,324
Increase in net assets resulting from operations		184,416,671	188,250,962
Distributions to Shareholders
Total distributions		($45,655,610)	($122,565,815)

Transactions in Fund Shares
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		71,800,000	$3,679,109,854	92,750,000	$4,666,572,488
Shares redeemed	+	(37,900,000)	(1,948,651,379)	(73,800,000)	(3,723,935,297)
Net transactions in fund shares		33,900,000	$1,730,458,475	18,950,000	$942,637,191
Shares Outstanding and Net Assets
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		104,250,000	$5,262,952,204	85,300,000	$4,254,629,866
Total increase	+	33,900,000	1,869,219,536	18,950,000	1,008,322,338
End of period		138,150,000	$7,132,171,740	104,250,000	$5,262,952,204

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Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$54.97	$52.89	$53.35	$53.41	$53.55	$53.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.55	1.28	1.21	0.89	0.79	0.85
Net realized and unrealized gains (losses)	3.75	2.07	(0.55) [2]	(0.07)	(0.15)	0.02 [2]
Total from investment operations	4.30	3.35	0.66	0.82	0.64	0.87
Less distributions:
Distributions from net investment income	(0.47)	(1.27)	(1.12)	(0.88)	(0.78)	(0.84)
Net asset value at end of period	$58.80	$54.97	$52.89	$53.35	$53.41	$53.55
Total return	7.84% [3]	6.38%	1.28%	1.54%	1.16%	1.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.06% [5]	0.06%	0.06%	0.09% [6]	0.10% [7]
Net investment income (loss)	1.92% [4]	2.35%	2.34%	1.66%	1.44%	1.59%
Portfolio turnover rate[8]	17% [3]	38%	41%	30%	30%	32%
Net assets, end of period (x 1,000)	$3,260,243	$4,735,743	$3,480,449	$1,165,708	$790,506	$441,747

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
7
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/15 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
6.25%, 08/15/23	5,169,000	6,150,504
7.50%, 11/15/24	6,807,000	8,953,332
7.63%, 02/15/25	2,583,000	3,457,588
6.88%, 08/15/25	3,069,000	4,095,556
6.00%, 02/15/26	5,714,000	7,509,223
6.75%, 08/15/26	2,604,000	3,607,862
6.50%, 11/15/26	3,403,000	4,709,566
6.63%, 02/15/27	2,561,000	3,598,005
6.38%, 08/15/27	2,761,000	3,906,815
6.13%, 11/15/27	9,003,000	12,697,747
5.50%, 08/15/28	5,217,000	7,281,383
5.25%, 11/15/28	6,034,000	8,359,918
5.25%, 02/15/29	4,670,000	6,517,934
6.13%, 08/15/29	3,491,000	5,218,499
6.25%, 05/15/30	5,195,000	8,005,170
Notes
2.50%, 08/15/23	31,303,000	33,571,245
1.38%, 08/31/23	8,809,000	9,142,779
2.75%, 08/31/23	1,000,000	1,081,016
1.38%, 09/30/23	22,874,000	23,762,155
2.88%, 09/30/23	24,860,000	27,025,539
1.63%, 10/31/23	21,564,000	22,595,871
2.88%, 10/31/23	28,260,000	30,780,218
2.75%, 11/15/23	47,918,000	52,041,569
2.13%, 11/30/23	25,860,000	27,561,103
2.88%, 11/30/23	41,018,000	44,764,097
2.25%, 12/31/23	22,666,000	24,287,150
2.63%, 12/31/23	30,347,000	32,917,011
2.25%, 01/31/24	26,917,000	28,887,409
2.50%, 01/31/24	36,990,000	40,024,336
2.75%, 02/15/24	37,729,000	41,198,300
2.13%, 02/29/24	19,206,000	20,551,921
2.38%, 02/29/24	26,922,000	29,054,727
2.13%, 03/31/24	47,401,000	50,787,579
2.00%, 04/30/24	20,430,000	21,820,198
2.25%, 04/30/24	33,523,000	36,123,652
2.50%, 05/15/24	46,386,000	50,464,707
2.00%, 05/31/24	47,050,000	50,312,256
1.75%, 06/30/24	32,332,000	34,295,916
2.00%, 06/30/24	21,359,000	22,865,811
1.75%, 07/31/24	23,150,000	24,579,693
2.13%, 07/31/24	28,094,000	30,253,726
2.38%, 08/15/24	43,825,000	47,671,671
1.25%, 08/31/24	25,311,000	26,370,898
1.88%, 08/31/24	18,901,000	20,186,416
1.50%, 09/30/24	30,276,000	31,883,230
2.13%, 09/30/24	24,418,000	26,359,994
1.50%, 10/31/24	24,613,000	25,938,833
2.25%, 10/31/24	21,554,000	23,411,349
2.25%, 11/15/24	47,195,000	51,296,909
1.50%, 11/30/24	22,533,000	23,768,794
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 11/30/24	20,153,000	21,809,325
1.75%, 12/31/24	24,289,000	25,908,583
2.25%, 12/31/24	11,092,000	12,080,748
1.38%, 01/31/25	28,570,000	30,013,008
2.50%, 01/31/25	19,681,000	21,684,464
2.00%, 02/15/25	50,310,000	54,313,182
1.13%, 02/28/25	29,936,000	31,132,271
2.75%, 02/28/25	20,725,000	23,105,137
0.50%, 03/31/25	32,430,000	32,772,035
2.63%, 03/31/25	19,742,000	21,928,272
0.38%, 04/30/25	35,291,000	35,448,155
2.88%, 04/30/25	21,515,000	24,189,247
2.13%, 05/15/25	46,935,000	51,104,148
0.25%, 05/31/25	30,105,000	30,065,017
2.88%, 05/31/25	21,844,000	24,597,539
0.25%, 06/30/25	23,400,000	23,357,039
2.75%, 06/30/25	20,642,000	23,152,906
2.88%, 07/31/25	22,392,000	25,294,213
2.00%, 08/15/25	47,345,000	51,411,862
2.75%, 08/31/25	15,439,000	17,367,066
3.00%, 09/30/25	21,597,000	24,607,082
3.00%, 10/31/25	21,955,000	25,051,856
2.25%, 11/15/25	41,919,000	46,189,498
2.88%, 11/30/25	22,485,000	25,543,311
2.63%, 12/31/25	19,267,000	21,655,054
2.63%, 01/31/26	25,698,000	28,920,288
1.63%, 02/15/26	43,693,000	46,748,097
2.50%, 02/28/26	18,703,000	20,942,246
2.25%, 03/31/26	20,147,000	22,295,489
2.38%, 04/30/26	17,904,000	19,961,561
1.63%, 05/15/26	39,370,000	42,192,029
2.13%, 05/31/26	24,509,000	26,990,536
1.88%, 06/30/26	18,163,000	19,749,424
1.88%, 07/31/26	16,244,000	17,673,599
1.50%, 08/15/26	52,848,000	56,318,214
1.38%, 08/31/26	17,155,000	18,153,475
1.63%, 09/30/26	20,586,000	22,106,630
1.63%, 10/31/26	20,463,000	21,984,936
2.00%, 11/15/26	44,367,000	48,720,512
1.63%, 11/30/26	22,057,000	23,707,829
1.75%, 12/31/26	22,246,000	24,098,675
1.50%, 01/31/27	22,346,000	23,857,847
2.25%, 02/15/27	45,875,000	51,243,809
1.13%, 02/28/27	13,649,000	14,240,812
0.63%, 03/31/27	21,421,000	21,636,884
0.50%, 04/30/27	27,871,000	27,912,371
2.38%, 05/15/27	51,543,000	58,171,108
0.50%, 05/31/27	24,049,000	24,073,425
0.50%, 06/30/27	19,500,000	19,518,281
2.25%, 08/15/27	35,922,000	40,347,703
2.25%, 11/15/27	31,938,000	35,970,172
2.75%, 02/15/28	47,856,000	55,834,492
2.88%, 05/15/28	59,472,000	70,195,545
2.88%, 08/15/28	53,959,000	63,916,122
3.13%, 11/15/28	52,698,000	63,723,410

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Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 02/15/29	50,060,000	58,671,884
2.38%, 05/15/29	47,043,000	54,297,913
1.63%, 08/15/29	50,887,000	55,530,439
1.75%, 11/15/29	44,950,000	49,634,633
1.50%, 02/15/30	50,407,000	54,498,631
0.63%, 05/15/30	33,091,000	33,005,687
Total Treasuries
(Cost $3,039,803,367)		3,242,332,906
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (a)	3,820,371	3,820,371
Total Other Investment Company
(Cost $3,820,371)		3,820,371
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,242,332,906	$—	$3,242,332,906
Other Investment Company[1]	3,820,371	—	—	3,820,371
Total	$3,820,371	$3,242,332,906	$—	$3,246,153,277
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,043,623,738)		$3,246,153,277
Receivables:
Investments sold		103,089,224
Interest		14,558,013
Fund shares sold		5,879,596
Income from securities on loan		6,357
Dividends	+	395
Total assets		3,369,686,862
Liabilities
Payables:
Investments bought		62,211,028
Management fees		196,389
Fund shares redeemed	+	47,036,762
Total liabilities		109,444,179
Net Assets
Total assets		3,369,686,862
Total liabilities	–	109,444,179
Net assets		$3,260,242,683
Net Assets by Source
Capital received from investors		2,810,692,470
Total distributable earnings		449,550,213

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,260,242,683		55,450,000		$58.80

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$48,664,938
Dividends		17,758
Securities on loan, net	+	20,249
Total investment income		48,702,945
Expenses
Management fees		1,238,376
Total expenses	–	1,238,376
Net investment income		47,464,569
Realized and Unrealized Gains (Losses)
Net realized gains on investments		23,591,538
Net realized gains on in-kind redemptions	+	242,047,495
Net realized gains		265,639,033
Net change in unrealized appreciation (depreciation) on investments	+	63,328,170
Net realized and unrealized gains		328,967,203
Increase in net assets resulting from operations		$376,431,772

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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$47,464,569	$100,694,259
Net realized gains		265,639,033	24,699,981
Net change in unrealized appreciation (depreciation)	+	63,328,170	127,844,208
Increase in net assets resulting from operations		376,431,772	253,238,448
Distributions to Shareholders
Total distributions		($41,151,775)	($100,812,255)

Transactions in Fund Shares
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,600,000	$1,297,643,377	46,950,000	$2,562,077,403
Shares redeemed	+	(53,300,000)	(3,108,423,972)	(26,600,000)	(1,459,209,492)
Net transactions in fund shares		(30,700,000)	($1,810,780,595)	20,350,000	$1,102,867,911
Shares Outstanding and Net Assets
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,150,000	$4,735,743,281	65,800,000	$3,480,449,177
Total increase or decrease	+	(30,700,000)	(1,475,500,598)	20,350,000	1,255,294,104
End of period		55,450,000	$3,260,242,683	86,150,000	$4,735,743,281

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Schwab Long-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.47	0.22
Net realized and unrealized gains (losses)	9.54	(2.67)
Total from investment operations	10.01	(2.45)
Less distributions:
Distributions from net investment income	(0.37)	(0.21)
Net asset value at end of period	$56.98	$47.34
Total return	21.17% [3]	(4.91%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.06% [4],[5]
Net investment income (loss)	1.71% [4]	2.07% [4]
Portfolio turnover rate	15% [3]	3% [3]
Net assets, end of period (x 1,000)	$54,133	$18,935

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.

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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
5.38%, 02/15/31	239,100	355,512
4.50%, 02/15/36	243,000	372,151
4.75%, 02/15/37	143,800	229,496
5.00%, 05/15/37	185,800	304,901
4.38%, 02/15/38	195,400	303,878
4.50%, 05/15/38	221,100	349,027
3.50%, 02/15/39	263,900	373,625
4.25%, 05/15/39	336,400	520,080
4.50%, 08/15/39	359,300	572,494
4.38%, 11/15/39	386,500	608,103
4.63%, 02/15/40	389,500	632,055
1.13%, 05/15/40	1,069,600	1,059,823
4.38%, 05/15/40	377,000	595,925
3.88%, 08/15/40	374,800	558,774
4.25%, 11/15/40	372,000	581,570
4.75%, 02/15/41	397,300	659,425
4.38%, 05/15/41	364,200	579,476
3.75%, 08/15/41	368,600	543,311
3.13%, 11/15/41	387,000	524,264
3.13%, 02/15/42	453,400	615,490
3.00%, 05/15/42	385,400	513,485
2.75%, 08/15/42	552,700	708,967
2.75%, 11/15/42	697,200	893,451
3.13%, 02/15/43	679,500	921,572
2.88%, 05/15/43	927,300	1,211,865
3.63%, 08/15/43	762,800	1,114,641
3.75%, 11/15/43	735,000	1,094,461
3.63%, 02/15/44	942,100	1,379,808
3.38%, 05/15/44	911,600	1,289,843
3.13%, 08/15/44	972,300	1,326,430
3.00%, 11/15/44	926,300	1,240,735
2.50%, 02/15/45	1,026,500	1,266,444
3.00%, 05/15/45	906,400	1,217,267
2.88%, 08/15/45	913,400	1,203,690
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/15/45	673,500	907,910
2.50%, 02/15/46	970,200	1,201,987
2.50%, 05/15/46	957,100	1,187,477
2.25%, 08/15/46	1,007,100	1,194,672
2.88%, 11/15/46	900,100	1,197,274
3.00%, 02/15/47	1,015,100	1,382,994
3.00%, 05/15/47	907,000	1,236,638
2.75%, 08/15/47	994,100	1,299,242
2.75%, 11/15/47	1,029,600	1,347,328
3.00%, 02/15/48	1,158,300	1,586,057
3.13%, 05/15/48	1,232,000	1,726,917
3.00%, 08/15/48	1,322,800	1,819,470
3.38%, 11/15/48	1,386,000	2,036,879
3.00%, 02/15/49	1,405,000	1,940,327
2.88%, 05/15/49	1,409,800	1,907,636
2.25%, 08/15/49	1,421,900	1,710,390
2.38%, 11/15/49	1,266,100	1,563,930
2.00%, 02/15/50	1,503,300	1,722,101
1.25%, 05/15/50	1,185,200	1,138,996
Total Treasuries
(Cost $49,717,625)		53,830,264
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (a)	1,356	1,356
Total Other Investment Company
(Cost $1,356)		1,356
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$53,830,264	$—	$53,830,264
Other Investment Company[1]	1,356	—	—	1,356
Total	$1,356	$53,830,264	$—	$53,831,620
[1]	As categorized in Portfolio Holdings.

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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $49,718,981)		$53,831,620
Receivables:
Investments sold		1,001,563
Interest		304,103
Dividends	+	1
Total assets		55,137,287
Liabilities
Payables:
Investments bought		1,002,217
Management fees	+	2,083
Total liabilities		1,004,300
Net Assets
Total assets		55,137,287
Total liabilities	–	1,004,300
Net assets		$54,132,987
Net Assets by Source
Capital received from investors		48,931,698
Total distributable earnings		5,201,289

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$54,132,987		950,000		$56.98

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Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest		$351,140
Dividends	+	136
Total investment income		351,276
Expenses
Management fees		9,964
Total expenses	–	9,964
Net investment income		341,312
Realized and Unrealized Gains (Losses)
Net realized gains on investments		150,402
Net realized gains on in-kind redemptions	+	893,160
Net realized gains		1,043,562
Net change in unrealized appreciation (depreciation) on investments	+	4,722,173
Net realized and unrealized gains		5,765,735
Increase in net assets resulting from operations		$6,107,047

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Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		10/10/19*-12/31/19
Net investment income		$341,312	$69,454
Net realized gains (losses)		1,043,562	(18,893)
Net change in unrealized appreciation (depreciation)	+	4,722,173	(609,534)
Increase (decrease) in net assets resulting from operations		6,107,047	(558,973)
Distributions to Shareholders
Total distributions		($279,950)	($66,835)

Transactions in Fund Shares
		1/1/20-6/30/20		10/10/19*-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		650,000	$35,071,492	400,000	$19,560,860
Shares redeemed	+	(100,000)	(5,700,654)	—	—
Net transactions in fund shares		550,000	$29,370,838	400,000	$19,560,860
Shares Outstanding and Net Assets
		1/1/20-6/30/20		10/10/19*-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		400,000	$18,935,052	—	$—
Total increase	+	550,000	35,197,935	400,000	18,935,052
End of period		950,000	$54,132,987	400,000	$18,935,052
*	Commencement of operations.

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Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15
Per-Share Data
Net asset value at beginning of period	$53.43	$50.59	$52.07	$51.55	$51.41	$52.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.43	1.35	1.18	1.06	1.00
Net realized and unrealized gains (losses)	2.64	2.90	(1.42)	0.59	0.23 [2]	(0.71)
Total from investment operations	3.29	4.33	(0.07)	1.77	1.29	0.29
Less distributions:
Distributions from net investment income	(0.60)	(1.49)	(1.41)	(1.25)	(1.15)	(1.08)
Net asset value at end of period	$56.12	$53.43	$50.59	$52.07	$51.55	$51.41
Total return	6.18% [3]	8.64%	(0.09%)	3.46%	2.49%	0.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.04%	0.05% [5]	0.05%
Net investment income (loss)	2.37% [4]	2.71%	2.67%	2.26%	2.01%	1.92%
Portfolio turnover rate[6],[7]	44% [3]	63%	71%	101%	119%	104% [8]
Net assets, end of period (x 1,000)	$7,952,528	$7,383,509	$5,544,583	$4,925,693	$3,309,447	$2,102,482

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
7
Includes to-be-announced (TBA) transactions. (See financial note 2)
8
Revised methodology adopted as of December 31, 2015. For comparison purposes, portfolio turnover rate would have been 146% using previous methodology.

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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.1% of net assets

Financial Institutions 8.2%
Banking 5.8%
Ally Financial, Inc.
4.13%, 02/13/22	200,000	205,692
4.63%, 05/19/22	150,000	156,224
3.05%, 06/05/23 (a)	300,000	303,860
3.88%, 05/21/24 (a)	250,000	258,784
5.13%, 09/30/24	150,000	162,323
4.63%, 03/30/25	150,000	160,436
5.80%, 05/01/25 (a)	250,000	279,496
8.00%, 11/01/31	400,000	521,750
8.00%, 11/01/31	600,000	776,628
American Express Co.
3.70%, 11/05/21 (a)	250,000	260,030
2.75%, 05/20/22 (a)	675,000	701,517
2.50%, 08/01/22 (a)	700,000	725,760
2.65%, 12/02/22	450,000	471,537
3.40%, 02/27/23 (a)	600,000	641,220
3.70%, 08/03/23 (a)	800,000	870,136
3.40%, 02/22/24 (a)	325,000	353,389
2.50%, 07/30/24 (a)	450,000	476,359
3.00%, 10/30/24 (a)	650,000	703,349
4.20%, 11/06/25 (a)	650,000	755,752
3.13%, 05/20/26 (a)	50,000	55,598
4.05%, 12/03/42	500,000	607,055
American Express Credit Corp.
2.70%, 03/03/22 (a)	400,000	414,114
3.30%, 05/03/27 (a)	550,000	625,416
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	650,000	661,638
2.63%, 05/19/22	650,000	676,998
2.63%, 11/09/22	500,000	526,110
2.05%, 11/21/22	250,000	259,370
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,719
3.13%, 02/23/23	200,000	208,429
3.85%, 04/12/23	600,000	638,487
2.71%, 06/27/24	200,000	210,672
2.75%, 05/28/25	600,000	621,669
5.18%, 11/19/25	400,000	450,672
4.25%, 04/11/27	200,000	221,466
3.80%, 02/23/28	600,000	649,620
4.38%, 04/12/28	400,000	448,560
3.31%, 06/27/29	600,000	650,136
3.49%, 05/28/30	400,000	429,172
Bancolombia S.A.
3.00%, 01/29/25 (a)	350,000	344,005
Bank of America Corp.
2.50%, 10/21/22 (a)	1,500,000	1,536,255
3.30%, 01/11/23	1,700,000	1,815,107
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.12%, 01/20/23 (a)(b)	2,750,000	2,848,299
2.88%, 04/24/23 (a)(b)	350,000	362,742
4.10%, 07/24/23	500,000	549,550
3.00%, 12/20/23 (a)(b)	1,300,000	1,366,157
4.13%, 01/22/24	750,000	833,130
3.55%, 03/05/24 (a)(b)	1,000,000	1,068,285
4.00%, 04/01/24	650,000	721,701
3.86%, 07/23/24 (a)(b)	750,000	814,815
4.20%, 08/26/24	950,000	1,055,521
4.00%, 01/22/25	750,000	829,522
3.46%, 03/15/25 (a)(b)	575,000	623,760
3.95%, 04/21/25	900,000	997,780
3.88%, 08/01/25	2,300,000	2,607,360
3.09%, 10/01/25 (a)(b)	350,000	377,745
2.46%, 10/22/25 (a)(b)	350,000	368,512
2.02%, 02/13/26 (a)(b)	500,000	517,548
4.45%, 03/03/26	500,000	576,417
3.50%, 04/19/26	500,000	563,695
4.25%, 10/22/26	650,000	746,245
3.56%, 04/23/27 (a)(b)	750,000	838,860
3.25%, 10/21/27 (a)	1,000,000	1,107,015
4.18%, 11/25/27 (a)	700,000	801,724
3.82%, 01/20/28 (a)(b)	250,000	283,648
3.71%, 04/24/28 (a)(b)	500,000	567,062
3.59%, 07/21/28 (a)(b)	850,000	956,003
3.42%, 12/20/28 (a)(b)	1,700,000	1,896,443
3.97%, 03/05/29 (a)(b)	1,000,000	1,148,625
4.27%, 07/23/29 (a)(b)	650,000	766,194
3.97%, 02/07/30 (a)(b)	750,000	871,856
3.19%, 07/23/30 (a)(b)	750,000	828,746
2.88%, 10/22/30 (a)(b)	800,000	866,804
2.50%, 02/13/31 (a)(b)	1,200,000	1,260,624
2.59%, 04/29/31 (a)(b)	1,000,000	1,061,130
6.11%, 01/29/37	650,000	925,840
4.24%, 04/24/38 (a)(b)	700,000	857,563
7.75%, 05/14/38	550,000	913,322
4.08%, 04/23/40 (a)(b)	500,000	609,305
5.88%, 02/07/42	500,000	743,480
5.00%, 01/21/44	1,150,000	1,580,088
4.88%, 04/01/44	200,000	271,795
4.75%, 04/21/45	200,000	264,761
4.44%, 01/20/48 (a)(b)	750,000	974,546
3.95%, 01/23/49 (a)(b)	400,000	487,796
4.33%, 03/15/50 (a)(b)	1,025,000	1,320,015
4.08%, 03/20/51 (a)(b)	1,800,000	2,237,238
Bank of America NA
6.00%, 10/15/36	600,000	854,892
Bank of Montreal
1.90%, 08/27/21	250,000	254,401
2.90%, 03/26/22	450,000	469,033
2.35%, 09/11/22	950,000	989,919
2.55%, 11/06/22 (a)	500,000	523,463
3.30%, 02/05/24	500,000	542,505
2.50%, 06/28/24	300,000	318,516
1.85%, 05/01/25	475,000	491,867

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.34%, 10/05/28 (a)(b)	300,000	320,480
3.80%, 12/15/32 (a)(b)	429,000	459,470
Bank of New York Mellon Corp.
2.60%, 02/07/22 (a)	750,000	774,510
1.95%, 08/23/22	750,000	773,074
1.85%, 01/27/23 (a)	300,000	309,710
2.95%, 01/29/23 (a)	500,000	531,555
3.50%, 04/28/23	250,000	270,165
2.20%, 08/16/23 (a)	500,000	523,123
3.25%, 09/11/24 (a)	350,000	384,542
2.10%, 10/24/24	250,000	263,638
3.00%, 02/24/25 (a)	250,000	274,176
1.60%, 04/24/25 (a)	450,000	466,886
3.95%, 11/18/25 (a)	850,000	985,133
2.45%, 08/17/26 (a)	200,000	217,912
3.25%, 05/16/27 (a)	300,000	340,533
3.40%, 01/29/28 (a)	250,000	287,621
3.44%, 02/07/28 (a)(b)	300,000	339,411
3.00%, 10/30/28 (a)	350,000	384,946
3.30%, 08/23/29 (a)	250,000	281,755
Bank of Nova Scotia
2.70%, 03/07/22	700,000	726,124
2.00%, 11/15/22	400,000	412,418
2.38%, 01/18/23	250,000	260,314
1.95%, 02/01/23	350,000	360,715
1.63%, 05/01/23	550,000	563,065
3.40%, 02/11/24	500,000	543,273
2.20%, 02/03/25	400,000	420,508
1.30%, 06/11/25	400,000	403,032
4.50%, 12/16/25	300,000	339,563
2.70%, 08/03/26	400,000	436,686
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	219,201
Barclays Bank PLC
1.70%, 05/12/22 (a)	750,000	763,871
Barclays PLC
3.68%, 01/10/23 (a)	550,000	570,669
4.61%, 02/15/23 (a)(b)	950,000	1,000,407
4.34%, 05/16/24 (a)(b)	750,000	808,252
4.38%, 09/11/24	200,000	213,365
3.65%, 03/16/25	800,000	868,504
3.93%, 05/07/25 (a)(b)	700,000	756,192
4.38%, 01/12/26	900,000	1,016,905
5.20%, 05/12/26	850,000	952,765
4.34%, 01/10/28 (a)	400,000	445,074
4.84%, 05/09/28 (a)	700,000	767,931
4.97%, 05/16/29 (a)(b)	950,000	1,114,887
5.09%, 06/20/30 (a)(b)	250,000	284,286
2.65%, 06/24/31 (a)(b)	200,000	199,212
5.25%, 08/17/45	500,000	671,980
4.95%, 01/10/47	500,000	657,097
BBVA USA
3.50%, 06/11/21 (a)	250,000	255,480
2.88%, 06/29/22 (a)	250,000	256,915
2.50%, 08/27/24 (a)	250,000	253,981
3.88%, 04/10/25 (a)	250,000	267,185
BNP Paribas S.A.
3.25%, 03/03/23	375,000	404,822
4.25%, 10/15/24	300,000	328,683
BPCE S.A.
4.00%, 04/15/24	750,000	834,127
3.38%, 12/02/26	250,000	278,374
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	260,174
2.61%, 07/22/23 (a)(b)	100,000	103,439
3.50%, 09/13/23	700,000	764,659
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 04/02/24	250,000	267,856
2.25%, 01/28/25	250,000	262,216
Capital One Bank USA NA
3.38%, 02/15/23	250,000	262,565
2.28%, 01/28/26 (a)(b)	500,000	513,683
Capital One Financial Corp.
4.75%, 07/15/21	550,000	573,540
3.05%, 03/09/22 (a)	500,000	518,983
3.50%, 06/15/23	2,100,000	2,256,072
3.90%, 01/29/24 (a)	250,000	272,198
3.30%, 10/30/24 (a)	700,000	753,763
3.20%, 02/05/25 (a)	500,000	537,325
4.20%, 10/29/25 (a)	550,000	612,496
3.75%, 07/28/26 (a)	400,000	440,388
3.75%, 03/09/27 (a)	250,000	276,635
3.65%, 05/11/27 (a)	700,000	772,030
3.80%, 01/31/28 (a)	550,000	610,643
Citibank NA
3.40%, 07/23/21 (a)	500,000	514,923
3.65%, 01/23/24 (a)	850,000	933,096
Citigroup, Inc.
2.35%, 08/02/21	250,000	254,938
2.90%, 12/08/21 (a)	1,050,000	1,081,768
4.50%, 01/14/22	1,300,000	1,375,491
2.75%, 04/25/22 (a)	950,000	984,523
4.05%, 07/30/22	100,000	106,117
2.70%, 10/27/22 (a)	250,000	260,868
2.31%, 11/04/22 (a)(b)	500,000	510,613
3.14%, 01/24/23 (a)(b)	1,000,000	1,034,775
3.50%, 05/15/23	200,000	213,297
2.88%, 07/24/23 (a)(b)	950,000	989,045
3.88%, 10/25/23	250,000	274,785
4.04%, 06/01/24 (a)(b)	450,000	489,157
3.75%, 06/16/24	500,000	552,268
4.00%, 08/05/24	250,000	273,401
3.88%, 03/26/25	450,000	492,831
3.35%, 04/24/25 (a)(b)	550,000	594,536
3.30%, 04/27/25	765,000	842,785
4.40%, 06/10/25	750,000	841,807
5.50%, 09/13/25	800,000	948,464
3.70%, 01/12/26	750,000	839,351
4.60%, 03/09/26	300,000	342,719
3.11%, 04/08/26 (a)(b)	1,100,000	1,183,413
3.40%, 05/01/26	500,000	555,112
3.20%, 10/21/26 (a)	1,000,000	1,098,830
4.30%, 11/20/26	500,000	568,980
4.45%, 09/29/27	1,150,000	1,311,259
3.89%, 01/10/28 (a)(b)	750,000	845,760
6.63%, 01/15/28	150,000	195,856
3.67%, 07/24/28 (a)(b)	1,250,000	1,397,806
4.13%, 07/25/28	900,000	1,019,826
3.52%, 10/27/28 (a)(b)	600,000	665,535
4.08%, 04/23/29 (a)(b)	200,000	228,653
3.98%, 03/20/30 (a)(b)	950,000	1,089,132
2.98%, 11/05/30 (a)(b)	900,000	958,504
2.67%, 01/29/31 (a)(b)	750,000	777,922
4.41%, 03/31/31 (a)(b)	1,350,000	1,603,786
2.57%, 06/03/31 (a)(b)	700,000	724,241
6.63%, 06/15/32	250,000	345,534
5.88%, 02/22/33	350,000	447,673
6.00%, 10/31/33	350,000	460,847
3.88%, 01/24/39 (a)(b)	800,000	928,396
8.13%, 07/15/39	300,000	522,219
5.32%, 03/26/41 (a)(b)	600,000	812,088
5.88%, 01/30/42	400,000	587,072
6.68%, 09/13/43	300,000	464,076
5.30%, 05/06/44	300,000	398,934

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.65%, 07/30/45	450,000	581,173
4.75%, 05/18/46	650,000	829,289
4.28%, 04/24/48 (a)(b)	350,000	434,254
4.65%, 07/23/48 (a)	800,000	1,049,224
Citizens Bank NA
3.25%, 02/14/22 (a)	500,000	518,710
2.65%, 05/26/22 (a)	250,000	258,319
3.70%, 03/29/23 (a)	250,000	265,798
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	250,000	279,173
2.85%, 07/27/26 (a)	150,000	162,179
3.25%, 04/30/30 (a)	450,000	485,154
Comerica, Inc.
3.70%, 07/31/23 (a)	300,000	322,643
4.00%, 02/01/29 (a)	400,000	450,474
Cooperatieve Rabobank UA
2.75%, 01/10/22	250,000	258,496
3.88%, 02/08/22	1,250,000	1,319,881
2.75%, 01/10/23	250,000	264,339
4.63%, 12/01/23	450,000	496,022
3.38%, 05/21/25	750,000	834,979
4.38%, 08/04/25	500,000	562,777
3.75%, 07/21/26	250,000	275,769
5.25%, 05/24/41	700,000	1,000,069
5.75%, 12/01/43	500,000	720,942
5.25%, 08/04/45	500,000	689,132
Credit Suisse AG
3.00%, 10/29/21	250,000	258,425
2.10%, 11/12/21	600,000	612,879
2.80%, 04/08/22	500,000	518,885
1.00%, 05/05/23	250,000	251,519
3.63%, 09/09/24	1,300,000	1,438,463
2.95%, 04/09/25	500,000	542,523
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	531,135
3.80%, 06/09/23	600,000	646,266
3.75%, 03/26/25	1,250,000	1,374,775
4.55%, 04/17/26	750,000	863,902
4.88%, 05/15/45	500,000	663,062
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	376,999
Deutsche Bank AG
4.25%, 10/14/21	1,300,000	1,332,883
3.30%, 11/16/22	500,000	513,128
3.95%, 02/27/23	1,000,000	1,039,645
3.70%, 05/30/24	250,000	260,660
3.70%, 05/30/24	99,000	103,491
3.96%, 11/26/25 (a)(b)	450,000	472,219
4.10%, 01/13/26	200,000	210,881
4.10%, 01/13/26	200,000	211,650
Discover Bank
4.20%, 08/08/23	500,000	546,668
2.45%, 09/12/24 (a)	250,000	262,564
4.68%, 08/09/28 (a)(b)	250,000	252,091
4.65%, 09/13/28 (a)	1,000,000	1,150,455
Discover Financial Services
3.85%, 11/21/22	1,250,000	1,327,569
Fifth Third Bancorp
3.50%, 03/15/22 (a)	250,000	262,141
2.60%, 06/15/22 (a)	450,000	467,264
1.63%, 05/05/23 (a)	200,000	204,985
4.30%, 01/16/24 (a)	250,000	276,538
3.65%, 01/25/24 (a)	575,000	627,633
2.55%, 05/05/27 (a)	250,000	268,270
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 03/14/28 (a)	150,000	176,432
8.25%, 03/01/38	350,000	570,505
Fifth Third Bank NA
2.25%, 06/14/21 (a)	310,000	314,886
1.80%, 01/30/23 (a)	500,000	513,918
3.95%, 07/28/25 (a)	250,000	286,429
3.85%, 03/15/26 (a)	500,000	562,075
First Horizon National Corp.
3.55%, 05/26/23 (a)	200,000	206,370
4.00%, 05/26/25 (a)	200,000	208,213
First Republic Bank
2.50%, 06/06/22 (a)	250,000	257,199
4.63%, 02/13/47 (a)	250,000	301,176
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	480,174
Goldman Sachs Group, Inc.
5.25%, 07/27/21	1,262,000	1,324,949
2.35%, 11/15/21 (a)	950,000	956,023
5.75%, 01/24/22	1,600,000	1,726,872
3.00%, 04/26/22 (a)	1,300,000	1,324,446
2.88%, 10/31/22 (a)(b)	1,000,000	1,026,175
3.63%, 01/22/23	800,000	856,368
3.20%, 02/23/23 (a)	600,000	636,516
2.91%, 06/05/23 (a)(b)	250,000	259,279
2.91%, 07/24/23 (a)(b)	1,000,000	1,039,785
3.63%, 02/20/24 (a)	600,000	652,761
4.00%, 03/03/24	550,000	608,435
3.85%, 07/08/24 (a)	650,000	714,733
3.50%, 01/23/25 (a)	1,000,000	1,093,075
3.50%, 04/01/25 (a)	1,300,000	1,427,159
3.75%, 05/22/25 (a)	500,000	553,863
3.27%, 09/29/25 (a)(b)	800,000	861,464
4.25%, 10/21/25	750,000	844,980
3.50%, 11/16/26 (a)	950,000	1,045,275
5.95%, 01/15/27	265,000	332,258
3.85%, 01/26/27 (a)	1,100,000	1,238,589
3.69%, 06/05/28 (a)(b)	1,100,000	1,232,176
3.81%, 04/23/29 (a)(b)	675,000	763,668
4.22%, 05/01/29 (a)(b)	950,000	1,104,076
2.60%, 02/07/30 (a)	700,000	736,613
3.80%, 03/15/30 (a)	850,000	967,602
6.13%, 02/15/33	150,000	211,505
6.45%, 05/01/36	400,000	555,924
6.75%, 10/01/37	1,750,000	2,526,641
4.02%, 10/31/38 (a)(b)	800,000	927,796
4.41%, 04/23/39 (a)(b)	800,000	969,920
6.25%, 02/01/41	800,000	1,208,644
4.80%, 07/08/44 (a)	675,000	882,768
5.15%, 05/22/45	800,000	1,047,652
4.75%, 10/21/45 (a)	500,000	659,552
HSBC Bank USA NA
7.00%, 01/15/39	250,000	375,254
HSBC Holdings PLC
2.65%, 01/05/22	950,000	976,861
4.88%, 01/14/22	350,000	372,411
4.00%, 03/30/22	500,000	528,458
3.26%, 03/13/23 (a)(b)	1,050,000	1,087,574
3.60%, 05/25/23	700,000	749,752
3.03%, 11/22/23 (a)(b)	250,000	261,094
4.25%, 03/14/24	950,000	1,024,950
3.95%, 05/18/24 (a)(b)	500,000	537,765
3.80%, 03/11/25 (a)(b)	800,000	864,528
4.25%, 08/18/25	400,000	435,822
2.63%, 11/07/25 (a)(b)	250,000	258,968
4.30%, 03/08/26	1,300,000	1,469,136
3.90%, 05/25/26	1,100,000	1,223,904

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.10%, 06/04/26 (a)(b)	600,000	606,726
4.29%, 09/12/26 (a)(b)	1,000,000	1,115,465
4.38%, 11/23/26	500,000	557,510
4.04%, 03/13/28 (a)(b)	500,000	552,778
4.58%, 06/19/29 (a)(b)	1,250,000	1,444,394
4.95%, 03/31/30	850,000	1,022,665
3.97%, 05/22/30 (a)(b)	1,000,000	1,113,810
2.85%, 06/04/31 (a)(b)	250,000	255,639
7.63%, 05/17/32	287,000	402,417
6.50%, 05/02/36	650,000	881,325
6.50%, 09/15/37	650,000	886,623
6.80%, 06/01/38	550,000	771,353
6.10%, 01/14/42	400,000	570,044
5.25%, 03/14/44	495,000	625,341
HSBC USA, Inc.
3.50%, 06/23/24	200,000	219,696
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	50,000	51,422
2.63%, 08/06/24 (a)	250,000	264,821
4.00%, 05/15/25 (a)	350,000	396,639
2.55%, 02/04/30 (a)	250,000	259,209
Huntington National Bank
2.50%, 08/07/22 (a)	500,000	520,018
3.55%, 10/06/23 (a)	500,000	545,670
ING Groep N.V.
3.15%, 03/29/22	800,000	832,360
4.10%, 10/02/23	200,000	219,446
3.55%, 04/09/24	250,000	272,525
3.95%, 03/29/27	500,000	575,480
4.55%, 10/02/28	500,000	604,900
4.05%, 04/09/29	255,000	299,582
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	217,379
JPMorgan Chase & Co.
2.30%, 08/15/21 (a)	750,000	751,605
4.35%, 08/15/21	2,050,000	2,139,933
4.50%, 01/24/22	600,000	637,077
3.25%, 09/23/22	850,000	898,577
2.97%, 01/15/23 (a)	500,000	518,438
3.20%, 01/25/23	1,291,000	1,372,611
3.21%, 04/01/23 (a)(b)	250,000	260,293
2.78%, 04/25/23 (a)(b)	500,000	517,845
3.38%, 05/01/23	1,575,000	1,684,785
2.70%, 05/18/23 (a)	750,000	790,324
3.88%, 02/01/24	1,020,000	1,131,807
3.56%, 04/23/24 (a)(b)	700,000	749,945
3.63%, 05/13/24	500,000	552,328
3.80%, 07/23/24 (a)(b)	1,390,000	1,508,650
3.88%, 09/10/24	900,000	997,659
4.02%, 12/05/24 (a)(b)	700,000	771,690
3.13%, 01/23/25 (a)	1,000,000	1,089,985
3.22%, 03/01/25 (a)(b)	350,000	376,829
3.90%, 07/15/25 (a)	650,000	735,670
2.30%, 10/15/25 (a)(b)	650,000	681,960
2.01%, 03/13/26 (a)(b)	700,000	726,635
3.30%, 04/01/26 (a)	925,000	1,032,115
2.08%, 04/22/26 (a)(b)	1,100,000	1,144,165
3.20%, 06/15/26 (a)	799,000	887,485
2.95%, 10/01/26 (a)	975,000	1,070,794
7.63%, 10/15/26	150,000	201,464
4.13%, 12/15/26	650,000	758,209
3.96%, 01/29/27 (a)(b)	200,000	227,771
4.25%, 10/01/27	493,000	573,509
3.63%, 12/01/27 (a)	500,000	552,908
3.78%, 02/01/28 (a)(b)	950,000	1,077,086
3.54%, 05/01/28 (a)(b)	1,050,000	1,174,792
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.18%, 06/01/28 (a)(b)	500,000	518,970
3.51%, 01/23/29 (a)(b)	750,000	845,835
4.01%, 04/23/29 (a)(b)	750,000	866,149
4.20%, 07/23/29 (a)(b)	1,150,000	1,348,501
4.45%, 12/05/29 (a)(b)	750,000	898,620
3.70%, 05/06/30 (a)(b)	900,000	1,032,696
2.74%, 10/15/30 (a)(b)	1,200,000	1,287,888
4.49%, 03/24/31 (a)(b)	1,200,000	1,470,390
2.52%, 04/22/31 (a)(b)	900,000	952,627
2.96%, 05/13/31 (a)(b)	1,000,000	1,062,400
6.40%, 05/15/38	900,000	1,394,455
3.88%, 07/24/38 (a)(b)	850,000	1,007,377
5.50%, 10/15/40	500,000	736,632
3.11%, 04/22/41 (a)(b)	600,000	649,590
5.60%, 07/15/41	350,000	511,040
5.40%, 01/06/42	500,000	711,057
5.63%, 08/16/43	450,000	659,092
4.85%, 02/01/44	400,000	546,952
4.95%, 06/01/45	600,000	825,330
4.26%, 02/22/48 (a)(b)	500,000	633,132
4.03%, 07/24/48 (a)(b)	500,000	608,117
3.96%, 11/15/48 (a)(b)	1,200,000	1,455,462
3.90%, 01/23/49 (a)(b)	500,000	604,967
3.11%, 04/22/51 (a)(b)	800,000	857,300
KeyBank NA
2.50%, 11/22/21	250,000	256,926
3.30%, 02/01/22	350,000	365,097
2.40%, 06/09/22	250,000	258,900
2.30%, 09/14/22	250,000	259,398
3.38%, 03/07/23	250,000	267,830
1.25%, 03/10/23	250,000	253,850
3.30%, 06/01/25	250,000	278,663
KeyCorp
4.10%, 04/30/28	1,000,000	1,175,110
2.55%, 10/01/29	150,000	155,324
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,278,719
3.00%, 01/11/22	250,000	258,071
2.86%, 03/17/23 (a)(b)	450,000	463,712
4.05%, 08/16/23	500,000	543,220
2.91%, 11/07/23 (a)(b)	500,000	519,883
3.90%, 03/12/24	350,000	380,963
4.50%, 11/04/24	800,000	874,800
3.87%, 07/09/25 (a)(b)	400,000	435,462
4.58%, 12/10/25	200,000	222,107
2.44%, 02/05/26 (a)(b)	200,000	206,470
4.65%, 03/24/26	1,250,000	1,400,969
3.75%, 01/11/27	400,000	443,516
4.38%, 03/22/28	1,300,000	1,503,196
3.57%, 11/07/28 (a)(b)	450,000	490,352
4.34%, 01/09/48	600,000	702,684
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	258,674
2.90%, 02/06/25 (a)	250,000	273,661
3.40%, 08/17/27	250,000	278,419
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	1,491,000	1,518,419
3.22%, 03/07/22	600,000	624,600
2.62%, 07/18/22	700,000	727,755
2.67%, 07/25/22	250,000	259,951
3.46%, 03/02/23	377,000	402,566
3.76%, 07/26/23	250,000	271,479
3.41%, 03/07/24	500,000	540,260
2.80%, 07/18/24	300,000	317,955
2.19%, 02/25/25	850,000	879,282
3.78%, 03/02/25	250,000	276,588
3.85%, 03/01/26	750,000	850,087

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.76%, 09/13/26	200,000	213,787
3.68%, 02/22/27	200,000	222,007
3.29%, 07/25/27	900,000	986,463
3.96%, 03/02/28	250,000	287,326
3.74%, 03/07/29	800,000	908,720
3.20%, 07/18/29	750,000	820,275
2.56%, 02/25/30	400,000	416,604
4.29%, 07/26/38	500,000	606,617
4.15%, 03/07/39	150,000	180,246
3.75%, 07/18/39	500,000	568,897
Mizuho Financial Group, Inc.
2.27%, 09/13/21	250,000	254,921
2.95%, 02/28/22	700,000	725,977
2.60%, 09/11/22	550,000	571,128
3.55%, 03/05/23	250,000	267,774
2.72%, 07/16/23 (a)(b)	300,000	310,268
3.92%, 09/11/24 (a)(b)	250,000	270,271
2.56%, 09/13/25 (a)(b)	200,000	208,280
2.23%, 05/25/26 (a)(b)	400,000	410,854
3.66%, 02/28/27	400,000	439,730
3.17%, 09/11/27	700,000	748,657
4.25%, 09/11/29 (a)(b)	500,000	579,752
3.15%, 07/16/30 (a)(b)	250,000	271,406
2.87%, 09/13/30 (a)(b)	200,000	212,479
2.59%, 05/25/31 (a)(b)	200,000	207,366
Morgan Stanley
5.50%, 07/28/21	750,000	789,761
2.63%, 11/17/21	1,250,000	1,284,762
2.75%, 05/19/22	602,000	625,400
4.88%, 11/01/22	1,150,000	1,251,344
3.13%, 01/23/23	1,300,000	1,379,735
3.75%, 02/25/23	500,000	539,423
4.10%, 05/22/23	750,000	811,204
3.74%, 04/24/24 (a)(b)	1,000,000	1,077,960
3.88%, 04/29/24	1,000,000	1,106,010
3.70%, 10/23/24	750,000	832,046
2.72%, 07/22/25 (a)(b)	340,000	360,427
4.00%, 07/23/25	1,400,000	1,588,279
5.00%, 11/24/25	650,000	764,835
3.88%, 01/27/26	200,000	227,231
2.19%, 04/28/26 (a)(b)	700,000	730,184
3.13%, 07/27/26	1,750,000	1,932,892
6.25%, 08/09/26	100,000	127,935
4.35%, 09/08/26	1,050,000	1,211,049
3.63%, 01/20/27	1,100,000	1,240,959
3.95%, 04/23/27	50,000	56,182
3.59%, 07/22/28 (a)(b)	1,250,000	1,406,512
3.77%, 01/24/29 (a)(b)	850,000	969,000
4.43%, 01/23/30 (a)(b)	1,150,000	1,373,543
2.70%, 01/22/31 (a)(b)	1,250,000	1,328,950
3.62%, 04/01/31 (a)(b)	900,000	1,029,856
7.25%, 04/01/32	400,000	607,580
3.97%, 07/22/38 (a)(b)	500,000	597,130
4.46%, 04/22/39 (a)(b)	250,000	315,511
6.38%, 07/24/42	700,000	1,103,658
4.30%, 01/27/45	1,000,000	1,261,310
4.38%, 01/22/47	700,000	918,239
5.60%, 03/24/51 (a)(b)	850,000	1,296,764
MUFG Americas Holdings Corp.
3.50%, 06/18/22	200,000	210,608
3.00%, 02/10/25 (a)	250,000	270,631
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	260,861
2.10%, 12/09/22 (a)	250,000	258,093
National Australia Bank Ltd.
1.88%, 07/12/21	350,000	355,213
2.80%, 01/10/22	250,000	258,655
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/22/22	500,000	518,500
3.00%, 01/20/23	250,000	265,136
2.88%, 04/12/23	500,000	530,603
3.63%, 06/20/23	250,000	271,424
3.38%, 01/14/26	500,000	560,712
2.50%, 07/12/26	250,000	269,881
National Bank of Canada
2.10%, 02/01/23	350,000	360,271
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	100,000	98,207
Northern Trust Corp.
3.95%, 10/30/25	500,000	580,870
3.65%, 08/03/28 (a)	250,000	291,606
3.15%, 05/03/29 (a)	250,000	285,149
1.95%, 05/01/30 (a)	250,000	258,293
3.38%, 05/08/32 (a)(b)	200,000	213,729
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	171,972
PNC Bank NA
2.55%, 12/09/21 (a)	500,000	514,298
2.63%, 02/17/22 (a)	350,000	361,932
2.23%, 07/22/22 (a)(b)	250,000	254,335
2.70%, 11/01/22 (a)	250,000	261,586
2.95%, 01/30/23 (a)	1,000,000	1,052,610
3.50%, 06/08/23 (a)	250,000	270,708
3.80%, 07/25/23 (a)	500,000	543,445
3.30%, 10/30/24 (a)	250,000	274,986
3.25%, 06/01/25 (a)	250,000	277,461
3.10%, 10/25/27 (a)	300,000	337,262
3.25%, 01/22/28 (a)	500,000	563,492
4.05%, 07/26/28	750,000	878,955
2.70%, 10/22/29	250,000	266,586
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	250,000	261,016
2.85%, 11/09/22	200,000	210,531
3.50%, 01/23/24 (a)	250,000	273,644
2.20%, 11/01/24 (a)	300,000	318,554
2.60%, 07/23/26 (a)	300,000	325,875
3.15%, 05/19/27 (a)	100,000	112,058
3.45%, 04/23/29 (a)	250,000	287,829
2.55%, 01/22/30 (a)	650,000	702,205
Regions Bank
6.45%, 06/26/37	250,000	341,116
Regions Financial Corp.
2.75%, 08/14/22 (a)	500,000	521,503
2.25%, 05/18/25 (a)	250,000	261,916
7.38%, 12/10/37	150,000	213,616
Royal Bank of Canada
2.75%, 02/01/22	1,050,000	1,089,091
2.80%, 04/29/22	70,000	72,890
1.60%, 04/17/23	400,000	410,158
3.70%, 10/05/23	500,000	546,618
2.55%, 07/16/24	450,000	478,487
2.25%, 11/01/24	550,000	580,965
1.15%, 06/10/25	200,000	200,515
4.65%, 01/27/26	250,000	290,298
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	1,250,000	1,364,844
3.50%, 05/15/23 (a)(b)	500,000	519,988
3.88%, 09/12/23	450,000	485,532
6.00%, 12/19/23	400,000	448,534
2.36%, 05/22/24 (a)(b)	200,000	205,412
5.13%, 05/28/24	1,250,000	1,366,831
4.52%, 06/25/24 (a)(b)	350,000	380,235
4.27%, 03/22/25 (a)(b)	700,000	761,183
4.80%, 04/05/26	600,000	695,043

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.89%, 05/18/29 (a)(b)	1,000,000	1,177,900
3.75%, 11/01/29 (a)(b)	200,000	207,056
5.08%, 01/27/30 (a)(b)	450,000	541,321
4.45%, 05/08/30 (a)(b)	250,000	290,095
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,032,575
3.40%, 01/18/23 (a)	100,000	104,327
3.50%, 06/07/24 (a)	250,000	263,120
3.45%, 06/02/25 (a)	200,000	208,773
4.50%, 07/17/25 (a)	500,000	543,073
4.40%, 07/13/27 (a)	500,000	544,028
Santander UK Group Holdings PLC
2.88%, 08/05/21	250,000	255,736
3.37%, 01/05/24 (a)(b)	2,000,000	2,098,050
Santander UK PLC
3.40%, 06/01/21	600,000	615,963
2.10%, 01/13/23	200,000	206,204
4.00%, 03/13/24	350,000	386,020
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	500,000	508,038
State Street Corp.
2.83%, 03/30/23 (a)(b)(d)	500,000	518,945
3.10%, 05/15/23	250,000	268,730
3.70%, 11/20/23	200,000	222,023
3.78%, 12/03/24 (a)(b)	250,000	276,801
3.30%, 12/16/24	500,000	556,430
3.55%, 08/18/25	571,000	649,570
2.35%, 11/01/25 (a)(b)	300,000	317,426
2.90%, 03/30/26 (a)(b)(d)	100,000	108,465
2.65%, 05/19/26	250,000	274,376
4.14%, 12/03/29 (a)(b)	500,000	601,362
2.40%, 01/24/30	250,000	269,031
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	263,990
3.40%, 07/11/24	500,000	542,925
3.65%, 07/23/25	250,000	277,678
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	100,000	101,704
2.44%, 10/19/21	500,000	512,170
2.85%, 01/11/22	500,000	516,883
2.78%, 07/12/22	1,100,000	1,146,167
3.10%, 01/17/23	1,000,000	1,058,690
3.94%, 10/16/23	250,000	274,564
2.70%, 07/16/24	650,000	688,327
2.45%, 09/27/24	350,000	367,257
2.35%, 01/15/25	450,000	470,529
3.78%, 03/09/26	450,000	509,477
2.63%, 07/14/26	1,000,000	1,066,760
3.01%, 10/19/26	800,000	872,008
3.45%, 01/11/27	300,000	330,368
3.36%, 07/12/27	350,000	385,546
3.54%, 01/17/28	200,000	222,101
3.94%, 07/19/28	100,000	114,649
4.31%, 10/16/28	450,000	528,689
3.04%, 07/16/29	1,150,000	1,246,203
2.72%, 09/27/29	200,000	211,835
2.75%, 01/15/30	450,000	477,297
SVB Financial Group
3.50%, 01/29/25	100,000	108,683
3.13%, 06/05/30 (a)	250,000	268,648
Svenska Handelsbanken AB
3.90%, 11/20/23	650,000	719,729
Synchrony Bank
3.00%, 06/15/22 (a)	750,000	765,870
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	167,383
4.25%, 08/15/24 (a)	250,000	262,564
3.70%, 08/04/26 (a)	300,000	309,014
3.95%, 12/01/27 (a)	550,000	574,104
5.15%, 03/19/29 (a)	350,000	394,567
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	254,783
Toronto-Dominion Bank
3.25%, 06/11/21	500,000	513,830
1.80%, 07/13/21	300,000	304,616
1.90%, 12/01/22	450,000	464,571
3.50%, 07/19/23	1,250,000	1,365,987
3.25%, 03/11/24	300,000	326,414
2.65%, 06/12/24	500,000	535,260
Truist Bank
2.63%, 01/15/22 (a)	250,000	257,704
2.80%, 05/17/22 (a)	655,000	681,970
2.45%, 08/01/22 (a)	500,000	518,443
3.00%, 02/02/23 (a)	150,000	158,735
2.75%, 05/01/23 (a)	200,000	211,291
3.20%, 04/01/24 (a)	350,000	380,580
3.69%, 08/02/24 (a)(b)	500,000	543,238
1.50%, 03/10/25 (a)	400,000	410,492
3.63%, 09/16/25 (a)	750,000	839,070
3.80%, 10/30/26 (a)	500,000	567,285
2.25%, 03/11/30 (a)	300,000	303,978
Truist Financial Corp.
3.20%, 09/03/21 (a)	750,000	772,796
2.70%, 01/27/22 (a)	400,000	412,690
3.95%, 03/22/22 (a)	100,000	104,298
2.75%, 04/01/22 (a)	100,000	103,674
2.20%, 03/16/23 (a)	600,000	623,922
3.75%, 12/06/23 (a)	700,000	767,224
2.50%, 08/01/24 (a)	160,000	170,466
4.00%, 05/01/25 (a)	750,000	854,141
3.70%, 06/05/25 (a)	230,000	260,568
1.20%, 08/05/25 (a)	300,000	304,089
3.88%, 03/19/29 (a)	100,000	113,629
US Bancorp
3.00%, 03/15/22 (a)	510,000	532,027
2.95%, 07/15/22 (a)	1,500,000	1,573,005
3.70%, 01/30/24 (a)	250,000	275,955
3.38%, 02/05/24 (a)	450,000	492,188
2.40%, 07/30/24 (a)	400,000	426,468
3.60%, 09/11/24 (a)	700,000	779,278
1.45%, 05/12/25 (a)	500,000	515,430
2.38%, 07/22/26 (a)	200,000	216,932
3.15%, 04/27/27 (a)	500,000	561,930
3.90%, 04/26/28 (a)	1,000,000	1,209,005
US Bank NA
1.80%, 01/21/22 (a)	250,000	255,174
1.95%, 01/09/23 (a)	250,000	259,068
2.85%, 01/23/23 (a)	250,000	264,449
2.05%, 01/21/25 (a)	550,000	582,070
2.80%, 01/27/25 (a)	500,000	545,083
Wachovia Corp.
5.50%, 08/01/35	400,000	523,994
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	106,760
Wells Fargo & Co.
2.10%, 07/26/21	1,350,000	1,372,025
3.50%, 03/08/22	1,400,000	1,468,411
2.63%, 07/22/22	1,594,000	1,659,027
3.07%, 01/24/23 (a)	1,350,000	1,400,395
3.45%, 02/13/23	600,000	637,884

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.48%, 01/16/24	250,000	277,735
3.75%, 01/24/24 (a)	1,000,000	1,093,205
3.30%, 09/09/24	900,000	986,773
3.00%, 02/19/25	650,000	702,559
3.55%, 09/29/25	750,000	837,244
2.41%, 10/30/25 (a)(b)	1,200,000	1,249,638
2.16%, 02/11/26 (a)(b)	800,000	825,668
3.00%, 04/22/26	1,250,000	1,365,906
2.19%, 04/30/26 (a)(b)	1,000,000	1,035,760
4.10%, 06/03/26	1,450,000	1,636,426
3.00%, 10/23/26	1,100,000	1,203,262
3.20%, 06/17/27 (a)(b)	750,000	813,097
4.30%, 07/22/27	800,000	916,856
3.58%, 05/22/28 (a)(b)	950,000	1,055,863
2.39%, 06/02/28 (a)(b)	250,000	258,533
4.15%, 01/24/29 (a)	750,000	882,232
2.88%, 10/30/30 (a)(b)	1,200,000	1,283,928
2.57%, 02/11/31 (a)(b)	1,000,000	1,047,165
4.48%, 04/04/31 (a)(b)	850,000	1,028,721
5.38%, 02/07/35	500,000	685,035
5.38%, 11/02/43	650,000	885,368
5.61%, 01/15/44	1,150,000	1,590,122
4.65%, 11/04/44	750,000	930,015
3.90%, 05/01/45	700,000	826,276
4.90%, 11/17/45	650,000	837,028
4.40%, 06/14/46	600,000	727,812
4.75%, 12/07/46	700,000	900,308
5.01%, 04/04/51 (a)(b)	1,850,000	2,578,474
5.95%, 12/15/36	200,000	240,545
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	650,000	674,697
2.08%, 09/09/22 (a)(b)	500,000	508,053
3.55%, 08/14/23 (a)	1,300,000	1,409,817
6.60%, 01/15/38	500,000	741,285
Westpac Banking Corp.
2.00%, 08/19/21	750,000	764,047
2.80%, 01/11/22	250,000	258,739
2.50%, 06/28/22	250,000	259,856
2.75%, 01/11/23	1,050,000	1,106,374
2.00%, 01/13/23	200,000	206,985
3.65%, 05/15/23	250,000	271,383
3.30%, 02/26/24	250,000	272,301
2.35%, 02/19/25	250,000	265,596
2.85%, 05/13/26	600,000	659,241
2.70%, 08/19/26	450,000	492,361
3.35%, 03/08/27	450,000	510,710
3.40%, 01/25/28	300,000	344,810
2.65%, 01/16/30	250,000	274,200
2.89%, 02/04/30 (a)(b)	400,000	407,224
4.32%, 11/23/31 (a)(b)	500,000	555,660
4.11%, 07/24/34 (a)(b)	400,000	441,116
4.42%, 07/24/39	300,000	354,230
		464,306,382
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	272,150
3.30%, 06/15/30 (a)	300,000	307,194
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	530,155
3.00%, 04/02/25 (a)	150,000	163,235
2.88%, 09/15/26 (a)	250,000	272,740
BGC Partners, Inc.
5.38%, 07/24/23	200,000	208,366
3.75%, 10/01/24 (a)	100,000	98,817
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BlackRock, Inc.
3.50%, 03/18/24	1,100,000	1,216,902
3.20%, 03/15/27	50,000	56,638
3.25%, 04/30/29 (a)	200,000	229,899
2.40%, 04/30/30 (a)	150,000	162,101
1.90%, 01/28/31 (a)	200,000	205,163
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	220,229
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	271,536
3.90%, 01/25/28 (a)	500,000	548,405
4.85%, 03/29/29 (a)	150,000	176,755
4.35%, 04/15/30 (a)	250,000	284,291
4.70%, 09/20/47 (a)	300,000	352,495
3.45%, 04/15/50 (a)	200,000	191,891
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	227,831
Charles Schwab Corp.
2.65%, 01/25/23 (a)(c)	200,000	210,645
3.55%, 02/01/24 (a)(c)	150,000	164,294
4.20%, 03/24/25 (a)(c)	250,000	286,975
3.85%, 05/21/25 (a)(c)	125,000	142,111
3.20%, 01/25/28 (a)(c)	450,000	503,784
4.00%, 02/01/29 (a)(c)	250,000	296,346
3.25%, 05/22/29 (a)(c)	200,000	225,308
4.63%, 03/22/30 (a)(c)	250,000	313,181
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	441,514
5.30%, 09/15/43 (a)	300,000	445,948
4.15%, 06/15/48 (a)	200,000	270,960
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	208,601
3.80%, 08/24/27 (a)	100,000	109,999
4.50%, 06/20/28 (a)	250,000	289,614
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	133,545
Franklin Resources, Inc.
2.80%, 09/15/22	100,000	104,326
2.85%, 03/30/25	150,000	162,552
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	150,000	162,833
4.00%, 10/15/23	500,000	554,062
3.75%, 12/01/25 (a)	250,000	286,345
3.10%, 09/15/27 (a)	100,000	112,314
3.75%, 09/21/28 (a)	500,000	587,242
2.10%, 06/15/30 (a)	500,000	511,832
4.25%, 09/21/48 (a)	200,000	254,079
3.00%, 06/15/50 (a)	500,000	523,900
Invesco Finance PLC
3.13%, 11/30/22	250,000	265,730
3.75%, 01/15/26	350,000	385,408
5.38%, 11/30/43	100,000	118,817
Jefferies Group LLC
5.13%, 01/20/23	500,000	543,752
6.25%, 01/15/36	100,000	115,783
6.50%, 01/20/43	150,000	175,237
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	772,345
4.15%, 01/23/30	200,000	215,347
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	210,194
4.50%, 09/19/28 (a)	150,000	169,790
4.38%, 03/11/29 (a)	150,000	168,863

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Legg Mason, Inc.
4.75%, 03/15/26	250,000	282,893
5.63%, 01/15/44	176,000	217,897
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	337,784
3.25%, 04/28/50 (a)	150,000	157,625
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	521,802
3.10%, 01/16/30	500,000	521,207
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	222,557
4.65%, 04/01/30 (a)	200,000	238,849
4.95%, 07/15/46	300,000	366,820
Stifel Financial Corp.
4.25%, 07/18/24	100,000	107,006
4.00%, 05/15/30 (a)	200,000	212,585
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	200,000	207,955
3.75%, 04/01/24 (a)	200,000	220,866
3.30%, 04/01/27 (a)	450,000	505,782
2.75%, 10/01/29 (a)	150,000	165,080
		20,727,077
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	250,000	253,729
3.95%, 02/01/22 (a)	950,000	949,601
4.63%, 07/01/22	150,000	151,670
3.30%, 01/23/23 (a)	250,000	244,647
4.13%, 07/03/23 (a)	300,000	293,703
4.88%, 01/16/24 (a)	250,000	247,864
6.50%, 07/15/25 (a)	200,000	209,508
4.45%, 04/03/26 (a)	350,000	333,247
3.65%, 07/21/27 (a)	1,050,000	933,529
Air Lease Corp.
3.38%, 06/01/21	400,000	401,780
3.50%, 01/15/22	250,000	252,330
3.75%, 02/01/22 (a)	140,000	141,897
2.25%, 01/15/23	200,000	197,606
2.75%, 01/15/23 (a)	250,000	248,467
4.25%, 09/15/24 (a)	650,000	661,554
3.25%, 03/01/25 (a)	200,000	201,088
3.75%, 06/01/26 (a)	250,000	252,590
3.63%, 04/01/27 (a)	650,000	638,479
3.63%, 12/01/27 (a)	149,000	145,966
4.63%, 10/01/28 (a)	150,000	154,664
3.25%, 10/01/29 (a)	150,000	143,446
3.00%, 02/01/30 (a)	100,000	92,874
Aircastle Ltd.
5.50%, 02/15/22	100,000	100,985
5.00%, 04/01/23	250,000	245,857
4.40%, 09/25/23 (a)	250,000	240,331
4.13%, 05/01/24 (a)	300,000	284,190
4.25%, 06/15/26 (a)	200,000	182,888
Ares Capital Corp.
3.63%, 01/19/22 (a)	100,000	101,856
3.50%, 02/10/23 (a)	250,000	251,534
4.20%, 06/10/24 (a)	400,000	409,632
4.25%, 03/01/25 (a)	100,000	101,918
3.25%, 07/15/25 (a)	300,000	291,633
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	99,807
4.13%, 02/01/25 (a)	250,000	242,138
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GATX Corp.
4.35%, 02/15/24 (a)	100,000	109,222
3.85%, 03/30/27 (a)	200,000	214,889
3.50%, 03/15/28 (a)	100,000	103,730
4.55%, 11/07/28 (a)	350,000	388,743
4.70%, 04/01/29 (a)	255,000	290,023
5.20%, 03/15/44 (a)	150,000	178,637
GE Capital Funding LLC
3.45%, 05/15/25 (a)(d)	500,000	524,092
4.05%, 05/15/27 (a)(d)	250,000	263,351
4.40%, 05/15/30 (a)(d)	750,000	780,525
4.55%, 05/15/32 (a)(d)	250,000	259,496
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	889,172
4.42%, 11/15/35	3,425,000	3,474,731
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	125,000	129,059
International Lease Finance Corp.
5.88%, 08/15/22	250,000	262,690
Main Street Capital Corp.
5.20%, 05/01/24	100,000	102,830
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	97,842
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	200,000	207,880
4.00%, 03/30/25 (a)	250,000	248,376
Prospect Capital Corp.
5.88%, 03/15/23	150,000	150,773
		18,379,069
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	211,022
ORIX Corp.
2.90%, 07/18/22	540,000	560,885
4.05%, 01/16/24	150,000	164,121
3.70%, 07/18/27	143,000	159,750
		1,095,778
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	100,000	146,922
Aegon NV
5.50%, 04/11/48 (a)(b)	250,000	263,998
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	156,317
2.80%, 06/15/23 (a)	250,000	263,296
3.50%, 11/15/24 (a)	700,000	761,929
6.63%, 06/15/36	150,000	211,875
6.75%, 12/15/37	250,000	357,729
4.50%, 05/15/42 (a)	300,000	356,934
4.75%, 03/15/44 (a)	250,000	299,945
3.88%, 08/15/47 (a)	150,000	170,481
Aflac, Inc.
3.63%, 06/15/23	500,000	548,855
3.63%, 11/15/24	150,000	170,075
3.25%, 03/17/25	100,000	111,081
3.60%, 04/01/30 (a)	350,000	407,720
4.75%, 01/15/49 (a)	250,000	323,411
Alleghany Corp.
4.95%, 06/27/22	150,000	162,115
3.63%, 05/15/30 (a)	300,000	321,039

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	314,135
Allstate Corp.
3.15%, 06/15/23	450,000	485,455
3.28%, 12/15/26 (a)	250,000	285,303
5.35%, 06/01/33	79,000	107,323
4.50%, 06/15/43	450,000	577,791
4.20%, 12/15/46 (a)	226,000	283,181
3.85%, 08/10/49 (a)	250,000	303,189
6.50%, 05/15/57 (a)(b)	100,000	121,725
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	108,719
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	118,735
4.50%, 06/15/47 (a)	250,000	258,545
American International Group, Inc.
4.88%, 06/01/22	390,000	420,984
4.13%, 02/15/24	350,000	390,554
2.50%, 06/30/25 (a)	450,000	476,928
3.75%, 07/10/25 (a)	500,000	554,065
3.90%, 04/01/26 (a)	450,000	508,124
4.20%, 04/01/28 (a)	400,000	453,248
4.25%, 03/15/29 (a)	200,000	230,627
3.40%, 06/30/30 (a)	500,000	541,912
3.88%, 01/15/35 (a)	250,000	282,738
4.70%, 07/10/35 (a)	200,000	243,051
4.50%, 07/16/44 (a)	700,000	810,194
4.80%, 07/10/45 (a)	500,000	609,542
4.75%, 04/01/48 (a)	250,000	302,338
5.75%, 04/01/48 (a)(b)	210,000	216,267
4.38%, 06/30/50 (a)	300,000	348,393
4.38%, 01/15/55 (a)	550,000	630,173
8.18%, 05/15/58 (a)(b)	50,000	63,194
Anthem, Inc.
3.70%, 08/15/21 (a)	100,000	102,887
3.13%, 05/15/22	250,000	261,909
2.95%, 12/01/22 (a)	750,000	790,440
3.30%, 01/15/23	750,000	798,971
3.50%, 08/15/24 (a)	350,000	383,904
3.35%, 12/01/24 (a)	150,000	165,097
2.38%, 01/15/25 (a)	300,000	318,217
3.65%, 12/01/27 (a)	500,000	570,645
4.10%, 03/01/28 (a)	250,000	293,188
2.88%, 09/15/29 (a)	210,000	228,434
2.25%, 05/15/30 (a)	450,000	463,342
4.63%, 05/15/42	600,000	753,867
4.65%, 01/15/43	475,000	604,335
5.10%, 01/15/44	200,000	266,568
4.65%, 08/15/44 (a)	500,000	637,552
4.38%, 12/01/47 (a)	250,000	311,904
4.55%, 03/01/48 (a)	150,000	191,288
3.70%, 09/15/49 (a)	250,000	285,044
3.13%, 05/15/50 (a)	350,000	365,731
Aon Corp.
8.21%, 01/01/27	100,000	121,589
4.50%, 12/15/28 (a)	100,000	119,022
3.75%, 05/02/29 (a)	100,000	114,617
6.25%, 09/30/40	150,000	216,280
Aon PLC
4.00%, 11/27/23 (a)	300,000	328,165
3.50%, 06/14/24 (a)	500,000	544,870
3.88%, 12/15/25 (a)	300,000	341,463
4.60%, 06/14/44 (a)	200,000	246,166
4.75%, 05/15/45 (a)	250,000	320,087
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	169,880
5.03%, 12/15/46 (a)	400,000	524,648
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	262,214
Arch Capital Group US, Inc.
5.14%, 11/01/43	50,000	62,826
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	107,356
4.90%, 03/27/28 (a)	150,000	163,924
3.70%, 02/22/30 (a)	100,000	99,725
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	223,981
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	465,052
6.15%, 04/03/30 (a)	200,000	230,636
AXA S.A.
8.60%, 12/15/30	500,000	725,865
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	350,000	378,997
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	367,146
1.85%, 03/12/30 (a)	100,000	103,286
5.75%, 01/15/40	100,000	153,708
4.40%, 05/15/42	350,000	459,328
4.30%, 05/15/43	300,000	390,844
4.20%, 08/15/48 (a)	950,000	1,208,196
4.25%, 01/15/49 (a)	600,000	772,209
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	266,729
2.75%, 03/15/23 (a)	700,000	741,597
3.13%, 03/15/26 (a)	1,495,000	1,673,249
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	480,000	489,883
5.63%, 05/15/30 (a)	300,000	334,810
4.70%, 06/22/47 (a)	485,000	442,422
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	295,000	321,423
4.50%, 03/15/29 (a)	50,000	54,120
Chubb Corp.
6.00%, 05/11/37	250,000	365,319
6.50%, 05/15/38	260,000	400,191
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	400,000	420,536
2.70%, 03/13/23	250,000	264,246
3.15%, 03/15/25	400,000	443,096
3.35%, 05/03/26 (a)	500,000	569,430
4.35%, 11/03/45 (a)	600,000	783,246
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	461,783
6.13%, 11/01/34	50,000	70,075
CNA Financial Corp.
5.75%, 08/15/21	250,000	263,850
4.50%, 03/01/26 (a)	350,000	396,651
3.45%, 08/15/27 (a)	150,000	161,668
3.90%, 05/01/29 (a)	25,000	27,479
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	320,000	346,970
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	264,039
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	267,655
4.35%, 04/20/28 (a)	550,000	620,023
5.00%, 04/20/48 (a)	500,000	572,162

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	135,068
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	269,560
4.63%, 04/29/30 (a)(d)	250,000	269,873
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	170,584
3.40%, 06/15/30 (a)	200,000	209,293
First American Financial Corp.
4.00%, 05/15/30 (a)	200,000	219,100
Globe Life, Inc.
4.55%, 09/15/28 (a)	270,000	313,242
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	162,793
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	20,000	21,248
5.95%, 10/15/36	300,000	405,771
6.10%, 10/01/41	150,000	208,784
4.40%, 03/15/48 (a)	150,000	181,332
3.60%, 08/19/49 (a)	250,000	266,690
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	658,227
4.50%, 04/01/25 (a)	200,000	228,081
3.95%, 03/15/27 (a)	100,000	113,723
3.13%, 08/15/29 (a)	200,000	216,991
4.88%, 04/01/30 (a)	200,000	247,520
4.63%, 12/01/42 (a)	100,000	123,079
4.95%, 10/01/44 (a)	250,000	328,329
4.80%, 03/15/47 (a)	150,000	195,206
3.95%, 08/15/49 (a)	150,000	177,296
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	107,984
Lincoln National Corp.
3.35%, 03/09/25	168,000	182,754
3.63%, 12/12/26 (a)	104,000	114,854
3.80%, 03/01/28 (a)	600,000	665,796
3.05%, 01/15/30 (a)	50,000	53,024
3.40%, 01/15/31 (a)	250,000	271,660
6.30%, 10/09/37	150,000	200,078
7.00%, 06/15/40	150,000	213,056
4.35%, 03/01/48 (a)	150,000	169,766
Loews Corp.
2.63%, 05/15/23 (a)	150,000	158,768
3.75%, 04/01/26 (a)	250,000	282,279
3.20%, 05/15/30 (a)	250,000	272,706
6.00%, 02/01/35	100,000	137,170
4.13%, 05/15/43 (a)	100,000	109,102
Manulife Financial Corp.
4.15%, 03/04/26	350,000	413,639
2.48%, 05/19/27 (a)	250,000	262,944
4.06%, 02/24/32 (a)(b)	250,000	265,091
5.38%, 03/04/46	200,000	266,626
Markel Corp.
3.50%, 11/01/27 (a)	500,000	536,797
3.35%, 09/17/29 (a)	100,000	106,866
5.00%, 04/05/46	75,000	92,729
4.30%, 11/01/47 (a)	50,000	56,685
5.00%, 05/20/49 (a)	200,000	249,010
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	200,000	207,083
3.88%, 03/15/24 (a)	350,000	388,262
3.50%, 06/03/24 (a)	500,000	548,700
3.75%, 03/14/26 (a)	250,000	284,188
4.38%, 03/15/29 (a)	500,000	602,122
2.25%, 11/15/30 (a)	275,000	286,542
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 03/15/39 (a)	250,000	322,480
4.35%, 01/30/47 (a)	300,000	378,016
4.20%, 03/01/48 (a)	100,000	123,989
4.90%, 03/15/49 (a)	500,000	680,135
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	106,153
MetLife, Inc.
3.60%, 04/10/24	1,215,000	1,349,980
3.00%, 03/01/25	100,000	110,621
3.60%, 11/13/25 (a)	150,000	170,735
4.55%, 03/23/30 (a)	300,000	374,683
5.70%, 06/15/35	600,000	869,853
6.40%, 12/15/36 (a)	700,000	837,154
10.75%, 08/01/39 (a)(b)	100,000	155,764
5.88%, 02/06/41	250,000	354,876
4.13%, 08/13/42	250,000	295,078
4.88%, 11/13/43	100,000	130,273
4.05%, 03/01/45	150,000	177,366
4.60%, 05/13/46 (a)	650,000	835,666
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	74,515
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	267,619
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	175,729
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	265,990
3.10%, 11/15/26 (a)	150,000	163,923
3.70%, 05/15/29 (a)	150,000	171,617
2.13%, 06/15/30 (a)	250,000	252,150
4.63%, 09/15/42	200,000	248,200
4.35%, 05/15/43	250,000	300,308
4.30%, 11/15/46 (a)	50,000	61,280
Progressive Corp.
3.20%, 03/26/30 (a)	150,000	170,601
Prudential Financial, Inc.
4.50%, 11/16/21	150,000	158,301
3.88%, 03/27/28 (a)	350,000	401,054
2.10%, 03/10/30 (a)	250,000	255,451
5.75%, 07/15/33	100,000	132,744
5.70%, 12/14/36	90,000	124,106
6.63%, 12/01/37	300,000	444,978
3.00%, 03/10/40 (a)	200,000	206,868
5.88%, 09/15/42 (a)(b)	550,000	585,651
5.63%, 06/15/43 (a)(b)	600,000	638,730
5.20%, 03/15/44 (a)(b)	100,000	102,586
4.60%, 05/15/44	300,000	363,924
5.38%, 05/15/45 (a)(b)	300,000	316,255
3.91%, 12/07/47 (a)	350,000	402,008
4.42%, 03/27/48 (a)	250,000	299,410
5.70%, 09/15/48 (a)(b)	200,000	224,235
3.94%, 12/07/49 (a)	350,000	400,529
4.35%, 02/25/50 (a)	250,000	300,385
3.70%, 03/13/51 (a)	450,000	497,335
Prudential PLC
3.13%, 04/14/30	350,000	376,409
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	403,719
3.90%, 05/15/29 (a)	200,000	217,583
3.15%, 06/15/30 (a)	250,000	259,729
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	329,119
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	672,193
6.25%, 12/01/32	110,000	159,055

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 04/25/44	150,000	191,018
3.70%, 01/26/45	150,000	177,065
4.13%, 04/15/47 (a)	250,000	318,767
4.20%, 03/15/48 (a)	300,000	389,374
3.95%, 03/26/50 (a)	200,000	254,655
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	255,884
Travelers Cos., Inc.
6.25%, 06/15/37	500,000	749,167
4.60%, 08/01/43	200,000	262,209
4.30%, 08/25/45 (a)	50,000	63,973
3.75%, 05/15/46 (a)	200,000	237,073
4.00%, 05/30/47 (a)	150,000	184,879
4.10%, 03/04/49 (a)	300,000	378,427
2.55%, 04/27/50 (a)	350,000	347,237
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	444,129
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	126,031
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	155,493
2.88%, 03/15/22 (a)	500,000	517,522
3.35%, 07/15/22	500,000	529,187
2.38%, 10/15/22	380,000	396,420
2.75%, 02/15/23 (a)	250,000	263,800
2.88%, 03/15/23	400,000	424,830
3.50%, 06/15/23	382,000	414,646
3.50%, 02/15/24	300,000	330,208
2.38%, 08/15/24	450,000	479,434
3.75%, 07/15/25	750,000	856,455
3.70%, 12/15/25	100,000	114,786
1.25%, 01/15/26 (a)	100,000	101,828
3.10%, 03/15/26	250,000	279,095
3.85%, 06/15/28	350,000	415,396
3.88%, 12/15/28	350,000	418,451
2.88%, 08/15/29	300,000	335,743
2.00%, 05/15/30 (a)	500,000	524,395
4.63%, 07/15/35	500,000	655,322
5.80%, 03/15/36	200,000	286,070
6.63%, 11/15/37	350,000	543,606
6.88%, 02/15/38	750,000	1,182,915
3.50%, 08/15/39 (a)	400,000	467,222
2.75%, 05/15/40 (a)	500,000	536,870
5.70%, 10/15/40 (a)	100,000	147,047
5.95%, 02/15/41 (a)	150,000	222,419
4.63%, 11/15/41 (a)	73,000	95,590
4.75%, 07/15/45	650,000	872,189
4.20%, 01/15/47 (a)	400,000	506,060
4.25%, 04/15/47 (a)	250,000	318,461
3.75%, 10/15/47 (a)	200,000	240,675
4.25%, 06/15/48 (a)	500,000	642,452
4.45%, 12/15/48 (a)	350,000	463,857
3.70%, 08/15/49 (a)	400,000	476,260
2.90%, 05/15/50 (a)	400,000	423,678
3.88%, 08/15/59 (a)	400,000	491,170
3.13%, 05/15/60 (a)	400,000	429,532
Unum Group
4.00%, 03/15/24	100,000	107,270
4.50%, 03/15/25 (a)	100,000	107,712
4.00%, 06/15/29 (a)	400,000	415,002
5.75%, 08/15/42	100,000	108,824
4.50%, 12/15/49 (a)	150,000	139,978
Voya Financial, Inc.
3.65%, 06/15/26	750,000	833,122
4.80%, 06/15/46	125,000	148,879
Security Rate, Maturity Date	Face Amount ($)	Value ($)
W R Berkley Corp.
4.00%, 05/12/50 (a)	100,000	110,611
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	433,476
4.50%, 09/15/28 (a)	300,000	350,964
2.95%, 09/15/29 (a)	200,000	212,498
5.05%, 09/15/48 (a)	150,000	194,814
3.88%, 09/15/49 (a)	100,000	110,930
WR Berkley Corp.
4.63%, 03/15/22	150,000	159,206
XLIT Ltd.
5.25%, 12/15/43	250,000	343,092
5.50%, 03/31/45	100,000	133,804
		97,292,546
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	250,000	271,339
4.00%, 01/15/24 (a)	200,000	221,423
4.30%, 01/15/26 (a)	250,000	288,131
3.80%, 04/15/26 (a)	150,000	169,120
3.95%, 01/15/28 (a)	250,000	284,576
2.75%, 12/15/29 (a)	50,000	53,376
4.70%, 07/01/30 (a)	250,000	306,785
4.90%, 12/15/30 (a)	250,000	313,857
3.38%, 08/15/31 (a)	230,000	258,699
4.85%, 04/15/49 (a)	150,000	198,002
4.00%, 02/01/50 (a)	150,000	183,102
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	257,430
3.30%, 07/15/26 (a)	250,000	255,951
2.85%, 02/01/30 (a)	200,000	193,354
3.88%, 01/30/31 (a)	125,000	131,304
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	204,865
4.90%, 02/15/29 (a)	100,000	112,704
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	771,351
3.45%, 06/01/25 (a)	150,000	167,354
3.35%, 05/15/27 (a)	250,000	278,547
3.20%, 01/15/28 (a)	250,000	277,946
3.30%, 06/01/29 (a)	150,000	169,316
2.30%, 03/01/30 (a)	250,000	263,682
4.35%, 04/15/48 (a)	150,000	197,381
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,069,420
3.13%, 09/01/23 (a)	500,000	529,715
3.80%, 02/01/24 (a)	100,000	109,085
3.65%, 02/01/26 (a)	200,000	222,180
2.75%, 10/01/26 (a)	150,000	161,129
4.50%, 12/01/28 (a)	250,000	299,951
3.40%, 06/21/29 (a)	350,000	386,510
2.90%, 03/15/30 (a)	200,000	209,618
3.25%, 01/30/31 (a)	283,000	305,852
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	208,763
3.95%, 11/15/27 (a)	100,000	102,608
4.55%, 10/01/29 (a)	150,000	157,823
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	258,700
3.90%, 03/15/27 (a)	200,000	205,678
4.13%, 05/15/29 (a)	500,000	519,395
4.05%, 07/01/30 (a)	250,000	256,001

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	176,799
3.15%, 07/01/29 (a)	366,000	407,122
2.80%, 05/15/30 (a)	250,000	271,086
3.35%, 11/01/49 (a)	100,000	108,103
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	200,000	209,406
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	154,547
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	278,424
4.38%, 02/15/29 (a)	118,000	137,709
3.00%, 02/15/30 (a)	150,000	159,536
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	210,449
3.45%, 11/15/29 (a)	200,000	208,283
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	209,652
3.70%, 08/15/27 (a)	370,000	422,536
4.45%, 07/15/28 (a)	300,000	359,221
3.60%, 07/01/29 (a)	300,000	343,438
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	610,175
2.88%, 11/15/29 (a)	150,000	163,683
1.75%, 07/01/30 (a)	250,000	248,383
3.05%, 03/01/50 (a)	100,000	105,599
EPR Properties
4.75%, 12/15/26 (a)	250,000	238,871
4.50%, 06/01/27 (a)	350,000	324,641
4.95%, 04/15/28 (a)	100,000	97,261
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	274,804
2.85%, 11/01/26 (a)	650,000	711,275
3.25%, 08/01/27 (a)	250,000	278,034
3.50%, 03/01/28 (a)	200,000	226,644
4.15%, 12/01/28 (a)	50,000	59,245
3.00%, 07/01/29 (a)	200,000	221,111
4.50%, 07/01/44 (a)	150,000	197,349
4.50%, 06/01/45 (a)	250,000	330,027
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	158,306
3.88%, 05/01/24 (a)	200,000	217,660
3.50%, 04/01/25 (a)	300,000	331,714
3.63%, 05/01/27 (a)	150,000	167,137
4.00%, 03/01/29 (a)	150,000	174,550
3.00%, 01/15/30 (a)	150,000	163,863
2.65%, 03/15/32 (a)	200,000	212,237
4.50%, 03/15/48 (a)	114,000	144,329
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	213,326
3.25%, 07/15/27 (a)	200,000	210,813
3.20%, 06/15/29 (a)	100,000	104,112
4.50%, 12/01/44 (a)	200,000	227,880
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	144,057
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	650,000	688,005
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	23,000	25,183
4.20%, 03/01/24 (a)	200,000	218,183
3.40%, 02/01/25 (a)	250,000	272,312
3.25%, 07/15/26 (a)	300,000	328,006
3.50%, 07/15/29 (a)	250,000	273,141
3.00%, 01/15/30 (a)	250,000	262,235
6.75%, 02/01/41 (a)	250,000	353,812
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	433,828
3.05%, 02/15/30 (a)	150,000	149,891
Host Hotels & Resorts LP
4.75%, 03/01/23 (a)	250,000	259,235
3.75%, 10/15/23 (a)	250,000	255,137
3.88%, 04/01/24 (a)	200,000	205,316
3.38%, 12/15/29 (a)	300,000	287,083
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	156,281
4.65%, 04/01/29 (a)	250,000	270,570
3.25%, 01/15/30 (a)	150,000	145,418
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	259,294
4.38%, 10/01/25 (a)	350,000	377,223
4.25%, 08/15/29 (a)	200,000	218,723
3.05%, 02/15/30 (a)	200,000	200,388
Kimco Realty Corp.
3.40%, 11/01/22 (a)	600,000	628,509
2.80%, 10/01/26 (a)	550,000	563,500
4.25%, 04/01/45 (a)	150,000	149,393
4.45%, 09/01/47 (a)	150,000	155,114
3.70%, 10/01/49 (a)	150,000	140,358
Life Storage LP
3.88%, 12/15/27 (a)	350,000	381,579
4.00%, 06/15/29 (a)	150,000	164,828
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	270,975
4.00%, 11/15/25 (a)	150,000	168,617
3.60%, 06/01/27 (a)	60,000	66,799
4.20%, 06/15/28 (a)	350,000	405,314
2.75%, 03/15/30 (a)	100,000	105,988
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	106,548
3.60%, 12/15/26 (a)	250,000	265,557
3.50%, 10/15/27 (a)	125,000	131,462
4.30%, 10/15/28 (a)	200,000	218,363
2.50%, 04/15/30 (a)	100,000	95,868
4.80%, 10/15/48 (a)	150,000	167,497
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	173,891
4.25%, 05/15/24 (a)	250,000	244,204
4.50%, 02/01/25 (a)	67,000	65,476
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	850,000	899,177
4.50%, 01/15/25 (a)	50,000	51,589
5.25%, 01/15/26 (a)	100,000	107,851
4.75%, 01/15/28 (a)	93,000	99,421
3.63%, 10/01/29 (a)	150,000	148,388
Physicians Realty LP
4.30%, 03/15/27 (a)	250,000	262,096
Prologis LP
4.25%, 08/15/23 (a)	350,000	387,903
3.75%, 11/01/25 (a)	466,000	535,683
3.25%, 10/01/26 (a)	150,000	168,220
4.38%, 02/01/29 (a)	25,000	30,753
2.25%, 04/15/30 (a)	250,000	263,407
3.00%, 04/15/50 (a)	400,000	423,954
Public Storage
3.09%, 09/15/27 (a)	250,000	281,096
3.39%, 05/01/29 (a)	150,000	173,688
Realty Income Corp.
3.88%, 07/15/24 (a)	650,000	710,716
3.00%, 01/15/27 (a)	500,000	531,430
3.65%, 01/15/28 (a)	500,000	550,187

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 01/15/31 (a)	250,000	272,379
4.65%, 03/15/47 (a)	100,000	125,243
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	265,966
4.13%, 03/15/28 (a)	200,000	219,048
2.95%, 09/15/29 (a)	150,000	152,777
4.40%, 02/01/47 (a)	100,000	111,272
4.65%, 03/15/49 (a)	50,000	57,155
Sabra Health Care LP
4.80%, 06/01/24 (a)	150,000	150,713
3.90%, 10/15/29 (a)	200,000	184,068
Simon Property Group LP
2.35%, 01/30/22 (a)	300,000	305,853
2.75%, 02/01/23 (a)	500,000	519,345
2.75%, 06/01/23 (a)	500,000	520,950
3.75%, 02/01/24 (a)	250,000	269,181
2.00%, 09/13/24 (a)	125,000	127,956
3.38%, 10/01/24 (a)	100,000	107,670
3.30%, 01/15/26 (a)	250,000	268,062
3.38%, 06/15/27 (a)	750,000	802,372
2.45%, 09/13/29 (a)	450,000	443,583
6.75%, 02/01/40 (a)	420,000	601,457
4.75%, 03/15/42 (a)	250,000	288,957
4.25%, 10/01/44 (a)	150,000	161,291
4.25%, 11/30/46 (a)	100,000	108,776
3.25%, 09/13/49 (a)	400,000	368,234
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	151,557
4.25%, 02/01/26 (a)	200,000	200,869
4.70%, 06/01/27 (a)	204,000	210,076
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	250,500
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	62,282
3.20%, 01/15/27 (a)	200,000	191,974
3.40%, 01/15/30 (a)	250,000	236,323
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	86,352
4.63%, 03/15/29 (a)	150,000	155,678
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	92,871
3.88%, 07/15/27 (a)	150,000	140,441
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	160,884
3.50%, 01/15/28 (a)	145,000	159,359
4.40%, 01/26/29 (a)	150,000	175,659
3.00%, 08/15/31 (a)	600,000	641,919
Ventas Realty LP
3.25%, 08/15/22 (a)	250,000	256,882
3.13%, 06/15/23 (a)	150,000	154,064
3.50%, 04/15/24 (a)	150,000	157,427
3.75%, 05/01/24 (a)	150,000	156,904
2.65%, 01/15/25 (a)	300,000	304,173
3.25%, 10/15/26 (a)	200,000	205,730
4.00%, 03/01/28 (a)	650,000	690,875
4.40%, 01/15/29 (a)	150,000	164,786
4.75%, 11/15/30 (a)	200,000	225,958
5.70%, 09/30/43 (a)	250,000	283,670
4.88%, 04/15/49 (a)	250,000	273,406
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	214,834
4.63%, 11/01/25 (a)	150,000	162,260
3.95%, 08/15/27 (a)	550,000	572,748
3.40%, 01/15/28 (a)	250,000	252,088
3.10%, 12/15/29 (a)	100,000	96,756
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	148,494
Welltower, Inc.
3.75%, 03/15/23 (a)	350,000	369,917
4.50%, 01/15/24 (a)	400,000	438,202
3.63%, 03/15/24 (a)	300,000	320,887
4.00%, 06/01/25 (a)	200,000	221,418
4.13%, 03/15/29 (a)	650,000	722,290
3.10%, 01/15/30 (a)	150,000	155,618
2.75%, 01/15/31 (a)	250,000	249,521
6.50%, 03/15/41 (a)	300,000	386,433
4.95%, 09/01/48 (a)	150,000	172,037
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	91,419
4.00%, 02/01/25 (a)	400,000	418,894
3.85%, 07/15/29 (a)	100,000	104,146
		54,300,972
		656,101,824

Industrial 16.8%
Basic Industry 0.8%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	250,000	263,130
3.35%, 07/31/24 (a)	20,000	21,922
1.50%, 10/15/25 (a)	250,000	258,563
1.85%, 05/15/27 (a)	250,000	262,754
2.05%, 05/15/30 (a)	250,000	262,661
2.70%, 05/15/40 (a)	200,000	210,902
2.80%, 05/15/50 (a)	300,000	316,578
Airgas, Inc.
3.65%, 07/15/24 (a)	150,000	164,789
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	160,850
5.45%, 12/01/44 (a)	100,000	104,170
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(d)	100,000	96,677
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	740,338
5.75%, 05/01/43	50,000	70,557
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	677,305
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	259,020
3.85%, 09/30/23	250,000	275,144
6.42%, 03/01/26	200,000	253,236
4.13%, 02/24/42	250,000	309,743
5.00%, 09/30/43	900,000	1,242,918
Cabot Corp.
3.70%, 07/15/22	100,000	104,060
4.00%, 07/01/29 (a)	150,000	155,981
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	265,991
3.50%, 05/08/24 (a)	300,000	317,906
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	212,251
3.88%, 11/02/27 (a)	200,000	205,492
Dow Chemical Co.
3.15%, 05/15/24 (a)	150,000	160,233
3.50%, 10/01/24 (a)	250,000	269,245
4.55%, 11/30/25 (a)	283,000	323,438
4.80%, 11/30/28 (a)	50,000	59,850
7.38%, 11/01/29	450,000	637,834
4.25%, 10/01/34 (a)	400,000	448,644

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 11/15/41 (a)	200,000	240,898
4.38%, 11/15/42 (a)	400,000	448,026
4.63%, 10/01/44 (a)	250,000	290,163
5.55%, 11/30/48 (a)	350,000	458,804
4.80%, 05/15/49 (a)	250,000	298,491
DuPont de Nemours, Inc.
2.17%, 05/01/23	750,000	764,906
4.21%, 11/15/23 (a)	650,000	713,872
4.49%, 11/15/25 (a)	625,000	718,003
4.73%, 11/15/28 (a)	800,000	963,544
5.32%, 11/15/38 (a)	700,000	887,617
5.42%, 11/15/48 (a)	605,000	798,234
Eastman Chemical Co.
3.60%, 08/15/22 (a)	649,000	678,325
4.80%, 09/01/42 (a)	250,000	292,351
4.65%, 10/15/44 (a)	300,000	346,437
Ecolab, Inc.
4.35%, 12/08/21	213,000	225,277
2.38%, 08/10/22 (a)	300,000	311,760
2.70%, 11/01/26 (a)	200,000	222,573
3.25%, 12/01/27 (a)	800,000	906,236
3.95%, 12/01/47 (a)	264,000	330,937
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	206,648
2.30%, 07/15/30 (a)	150,000	156,075
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	214,930
5.50%, 01/17/27	300,000	324,462
FMC Corp.
3.20%, 10/01/26 (a)	150,000	162,848
3.45%, 10/01/29 (a)	150,000	163,406
4.50%, 10/01/49 (a)	150,000	177,011
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	311,086
7.75%, 11/15/29	250,000	373,046
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	158,781
4.50%, 05/01/29 (a)	250,000	263,470
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	283,074
5.00%, 09/26/48 (a)	400,000	462,606
International Paper Co.
3.65%, 06/15/24 (a)	300,000	330,961
3.00%, 02/15/27 (a)	250,000	269,973
5.00%, 09/15/35 (a)	100,000	122,370
7.30%, 11/15/39	100,000	141,358
6.00%, 11/15/41 (a)	200,000	262,246
4.80%, 06/15/44 (a)	500,000	592,220
5.15%, 05/15/46 (a)	150,000	187,502
4.40%, 08/15/47 (a)	300,000	353,769
4.35%, 08/15/48 (a)	800,000	944,220
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	282,364
4.50%, 07/15/27 (a)	250,000	273,668
Lubrizol Corp.
6.50%, 10/01/34	96,000	150,540
LYB International Finance BV
4.00%, 07/15/23	350,000	381,531
5.25%, 07/15/43	250,000	302,821
4.88%, 03/15/44 (a)	150,000	176,621
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	327,627
Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance III LLC
3.38%, 05/01/30 (a)	200,000	214,306
4.20%, 10/15/49 (a)	300,000	324,235
4.20%, 05/01/50 (a)	500,000	540,117
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	264,438
5.75%, 04/15/24 (a)	450,000	518,060
4.63%, 02/26/55 (a)	400,000	450,046
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	307,380
4.25%, 11/15/23 (a)	100,000	105,425
4.05%, 11/15/27 (a)	650,000	690,966
4.88%, 11/15/41 (a)	150,000	148,126
5.63%, 11/15/43 (a)	200,000	216,329
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	89,400
2.80%, 10/01/29 (a)	350,000	370,137
2.25%, 10/01/30 (a)	400,000	405,608
5.88%, 04/01/35	350,000	488,171
6.25%, 10/01/39	150,000	214,232
4.88%, 03/15/42 (a)	400,000	511,440
5.45%, 06/09/44 (a)	150,000	201,790
Nucor Corp.
4.13%, 09/15/22 (a)	250,000	266,691
4.00%, 08/01/23 (a)	200,000	217,595
3.95%, 05/01/28 (a)	100,000	114,841
2.70%, 06/01/30 (a)	250,000	262,700
6.40%, 12/01/37	250,000	347,175
5.20%, 08/01/43 (a)	300,000	385,564
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	156,761
3.63%, 03/15/24 (a)	450,000	487,343
3.00%, 04/01/25 (a)	100,000	106,934
4.20%, 04/01/29 (a)	250,000	289,490
4.13%, 03/15/35 (a)	800,000	900,052
5.88%, 12/01/36	100,000	121,773
5.63%, 12/01/40	50,000	61,357
6.13%, 01/15/41 (a)	350,000	450,553
4.90%, 06/01/43 (a)	100,000	118,665
5.25%, 01/15/45 (a)	300,000	377,614
3.95%, 05/13/50 (a)	300,000	337,107
Packaging Corp. of America
3.65%, 09/15/24 (a)	500,000	545,235
3.40%, 12/15/27 (a)	200,000	220,415
4.05%, 12/15/49 (a)	150,000	179,030
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	212,037
2.40%, 08/15/24 (a)	100,000	106,081
2.80%, 08/15/29 (a)	200,000	212,732
2.55%, 06/15/30 (a)	300,000	310,688
Praxair, Inc.
2.65%, 02/05/25 (a)	400,000	429,004
3.20%, 01/30/26 (a)	900,000	1,005,300
3.55%, 11/07/42 (a)	100,000	112,665
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	558,645
6.13%, 12/15/33	50,000	72,257
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	400,000	453,574
7.13%, 07/15/28	250,000	353,019
5.20%, 11/02/40	300,000	422,205
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	543,258
4.13%, 08/21/42 (a)	100,000	126,538

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rohm and Haas Co.
7.85%, 07/15/29	450,000	639,713
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,166
3.75%, 03/15/27 (a)	250,000	265,799
4.25%, 01/15/48 (a)	250,000	253,654
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	260,828
3.13%, 06/01/24 (a)	250,000	269,444
3.45%, 08/01/25 (a)	100,000	110,609
3.45%, 06/01/27 (a)	450,000	504,385
2.95%, 08/15/29 (a)	300,000	323,558
2.30%, 05/15/30 (a)	200,000	204,211
4.55%, 08/01/45 (a)	150,000	175,481
4.50%, 06/01/47 (a)	400,000	487,060
3.80%, 08/15/49 (a)	200,000	221,792
3.30%, 05/15/50 (a)	150,000	153,442
Southern Copper Corp.
3.88%, 04/23/25	150,000	163,019
7.50%, 07/27/35	350,000	489,771
6.75%, 04/16/40	400,000	544,232
5.25%, 11/08/42	600,000	713,541
5.88%, 04/23/45	295,000	377,863
Steel Dynamics, Inc.
5.50%, 10/01/24 (a)	250,000	256,875
2.80%, 12/15/24 (a)	200,000	209,773
2.40%, 06/15/25 (a)	200,000	205,863
4.13%, 09/15/25 (a)	250,000	255,064
3.45%, 04/15/30 (a)	200,000	211,112
Suzano Austria GmbH
6.00%, 01/15/29 (a)	500,000	542,177
5.00%, 01/15/30 (a)	450,000	459,999
Teck Resources Ltd.
3.90%, 07/15/30 (a)(d)	250,000	250,234
6.13%, 10/01/35	400,000	455,138
6.00%, 08/15/40 (a)	150,000	158,891
6.25%, 07/15/41 (a)	350,000	384,450
Vale Overseas Ltd.
6.25%, 08/10/26	600,000	707,610
8.25%, 01/17/34	200,000	281,330
6.88%, 11/21/36	498,000	651,309
6.88%, 11/10/39	450,000	588,937
Vale S.A.
5.63%, 09/11/42	250,000	289,395
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	211,153
3.38%, 06/15/30 (a)	250,000	255,714
5.00%, 08/15/46 (a)	200,000	212,011
4.38%, 11/15/47 (a)	180,000	179,539
WestRock MWV LLC
8.20%, 01/15/30	215,000	302,151
Weyerhaeuser Co.
3.25%, 03/15/23 (a)	150,000	157,616
4.63%, 09/15/23	350,000	390,642
8.50%, 01/15/25	200,000	256,938
6.95%, 10/01/27	200,000	253,670
4.00%, 11/15/29 (a)	75,000	84,715
7.38%, 03/15/32	450,000	620,287
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	265,465
3.75%, 03/15/25 (a)	600,000	657,105
4.65%, 03/15/26 (a)	150,000	174,212
3.90%, 06/01/28 (a)	250,000	277,081
4.90%, 03/15/29 (a)	250,000	298,544
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 06/01/32 (a)	250,000	294,090
3.00%, 06/15/33 (a)	250,000	260,828
		61,612,460
Capital Goods 1.5%
3M Co.
3.00%, 09/14/21 (a)	226,000	232,581
1.63%, 09/19/21 (a)	250,000	253,439
2.75%, 03/01/22 (a)	450,000	466,902
1.75%, 02/14/23 (a)	200,000	206,607
2.25%, 03/15/23 (a)	500,000	524,310
3.25%, 02/14/24 (a)	250,000	272,614
2.00%, 02/14/25 (a)	250,000	263,371
2.65%, 04/15/25 (a)	400,000	433,494
2.25%, 09/19/26 (a)	100,000	108,049
2.88%, 10/15/27 (a)	300,000	333,049
3.38%, 03/01/29 (a)	150,000	173,078
2.38%, 08/26/29 (a)	350,000	378,430
3.05%, 04/15/30 (a)	200,000	226,461
3.13%, 09/19/46 (a)	200,000	216,385
3.63%, 10/15/47 (a)	200,000	232,330
4.00%, 09/14/48 (a)	550,000	684,659
3.25%, 08/26/49 (a)	300,000	331,115
3.70%, 04/15/50 (a)	250,000	298,235
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	520,342
3.80%, 04/03/28 (a)	250,000	294,963
4.38%, 05/08/42	300,000	381,715
Allegion PLC
3.50%, 10/01/29 (a)	110,000	117,048
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	521,922
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	87,143
4.50%, 05/15/28 (a)	300,000	346,200
Avery Dennison Corp.
2.65%, 04/30/30 (a)	200,000	205,039
Bemis Co., Inc.
4.50%, 10/15/21 (a)	250,000	258,004
2.63%, 06/19/30 (a)	250,000	256,691
BOC Aviation Ltd.
3.00%, 05/23/22 (a)	200,000	202,338
Boeing Co.
2.30%, 08/01/21	200,000	201,562
2.13%, 03/01/22 (a)	150,000	150,818
2.70%, 05/01/22	250,000	253,675
2.80%, 03/01/23 (a)	150,000	152,955
4.51%, 05/01/23 (a)	950,000	1,004,288
1.88%, 06/15/23 (a)	100,000	99,435
2.80%, 03/01/24 (a)	250,000	256,946
2.85%, 10/30/24 (a)	100,000	102,043
4.88%, 05/01/25 (a)	1,150,000	1,254,966
2.60%, 10/30/25 (a)	300,000	299,231
3.10%, 05/01/26 (a)	200,000	204,405
2.70%, 02/01/27 (a)	300,000	292,902
2.80%, 03/01/27 (a)	100,000	96,658
5.04%, 05/01/27 (a)	700,000	772,740
3.45%, 11/01/28 (a)	350,000	353,041
3.20%, 03/01/29 (a)	350,000	347,415
2.95%, 02/01/30 (a)	200,000	196,412
5.15%, 05/01/30 (a)	1,500,000	1,673,107
6.13%, 02/15/33	350,000	418,946
3.60%, 05/01/34 (a)	250,000	236,868
3.25%, 02/01/35 (a)	250,000	227,460
3.55%, 03/01/38 (a)	50,000	44,149

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 03/01/39 (a)	150,000	133,669
6.88%, 03/15/39	200,000	248,975
5.88%, 02/15/40	350,000	408,761
5.71%, 05/01/40 (a)	1,000,000	1,134,365
3.65%, 03/01/47 (a)	550,000	485,394
3.63%, 03/01/48 (a)	100,000	87,793
3.85%, 11/01/48 (a)	150,000	135,449
3.90%, 05/01/49 (a)	200,000	182,296
3.75%, 02/01/50 (a)	375,000	339,274
5.81%, 05/01/50 (a)	1,400,000	1,660,708
3.83%, 03/01/59 (a)	150,000	129,386
3.95%, 08/01/59 (a)	340,000	295,987
5.93%, 05/01/60 (a)	1,100,000	1,301,129
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	433,774
2.75%, 03/01/30 (a)	250,000	257,843
Carrier Global Corp.
1.92%, 02/15/23 (a)(d)	250,000	255,019
2.24%, 02/15/25 (a)(d)	650,000	666,507
2.49%, 02/15/27 (a)(d)	400,000	407,690
2.72%, 02/15/30 (a)(d)	700,000	703,430
2.70%, 02/15/31 (a)(d)	250,000	249,636
3.38%, 04/05/40 (a)(d)	500,000	488,557
3.58%, 04/05/50 (a)(d)	550,000	538,629
Caterpillar Financial Services Corp.
1.70%, 08/09/21	350,000	354,921
3.15%, 09/07/21	1,000,000	1,032,690
2.95%, 02/26/22	150,000	156,371
2.85%, 06/01/22	113,000	117,952
2.55%, 11/29/22	1,250,000	1,315,925
3.45%, 05/15/23	65,000	70,496
2.85%, 05/17/24	150,000	161,882
3.30%, 06/09/24	250,000	274,284
2.15%, 11/08/24	400,000	423,992
3.25%, 12/01/24	100,000	110,593
Caterpillar, Inc.
3.40%, 05/15/24 (a)	950,000	1,044,354
2.60%, 04/09/30 (a)	250,000	272,294
6.05%, 08/15/36	300,000	432,598
5.20%, 05/27/41	275,000	382,477
3.80%, 08/15/42	250,000	297,729
4.30%, 05/15/44 (a)	125,000	158,526
3.25%, 09/19/49 (a)	400,000	449,562
3.25%, 04/09/50 (a)	500,000	559,287
4.75%, 05/15/64 (a)	200,000	283,413
CNH Industrial Capital LLC
4.20%, 01/15/24	540,000	579,342
CNH Industrial NV
4.50%, 08/15/23	200,000	215,181
3.85%, 11/15/27 (a)	150,000	158,616
Crane Co.
4.20%, 03/15/48 (a)	150,000	147,359
Deere & Co.
2.60%, 06/08/22 (a)	450,000	467,732
2.75%, 04/15/25 (a)	500,000	545,020
5.38%, 10/16/29	150,000	195,845
3.10%, 04/15/30 (a)	300,000	340,678
7.13%, 03/03/31	150,000	218,352
3.90%, 06/09/42 (a)	250,000	313,558
2.88%, 09/07/49 (a)	200,000	213,982
3.75%, 04/15/50 (a)	300,000	369,480
Dover Corp.
2.95%, 11/04/29 (a)	200,000	215,081
5.38%, 10/15/35	100,000	132,273
5.38%, 03/01/41 (a)	200,000	254,798
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	300,000	309,537
Eaton Corp.
2.75%, 11/02/22	800,000	846,860
4.00%, 11/02/32	200,000	237,167
4.15%, 11/02/42	350,000	414,507
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	514,962
1.80%, 10/15/27 (a)	200,000	206,807
1.95%, 10/15/30 (a)	150,000	153,827
5.25%, 11/15/39	140,000	191,084
2.75%, 10/15/50 (a)	300,000	302,328
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	439,412
4.30%, 06/15/46 (a)	250,000	281,640
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	218,780
4.00%, 06/15/25 (a)	250,000	278,804
3.25%, 09/15/29 (a)	200,000	213,687
General Dynamics Corp.
3.88%, 07/15/21 (a)	150,000	154,395
2.25%, 11/15/22 (a)	200,000	207,887
3.38%, 05/15/23 (a)	750,000	809,321
1.88%, 08/15/23 (a)	100,000	103,863
3.50%, 05/15/25 (a)	250,000	280,496
2.13%, 08/15/26 (a)	250,000	268,399
2.63%, 11/15/27 (a)	150,000	162,979
3.75%, 05/15/28 (a)	400,000	468,146
3.63%, 04/01/30 (a)	500,000	585,747
4.25%, 04/01/40 (a)	300,000	374,284
3.60%, 11/15/42 (a)	150,000	174,315
4.25%, 04/01/50 (a)	225,000	292,401
General Electric Co.
3.15%, 09/07/22	400,000	418,388
2.70%, 10/09/22	500,000	520,737
3.10%, 01/09/23	600,000	628,566
3.45%, 05/15/24 (a)	250,000	266,364
3.45%, 05/01/27 (a)	300,000	307,293
3.63%, 05/01/30 (a)	500,000	500,832
6.75%, 03/15/32	1,000,000	1,221,795
6.15%, 08/07/37	500,000	580,042
5.88%, 01/14/38	1,050,000	1,181,449
6.88%, 01/10/39	600,000	733,764
4.25%, 05/01/40 (a)	500,000	491,752
4.13%, 10/09/42	322,000	306,937
4.50%, 03/11/44	250,000	249,419
4.35%, 05/01/50 (a)	1,000,000	989,185
Hexcel Corp.
3.95%, 02/15/27 (a)	200,000	213,646
Honeywell International, Inc.
1.85%, 11/01/21 (a)	400,000	408,142
2.15%, 08/08/22 (a)	450,000	465,754
3.35%, 12/01/23	100,000	109,291
2.30%, 08/15/24 (a)	250,000	266,539
1.35%, 06/01/25 (a)	400,000	410,352
2.50%, 11/01/26 (a)	450,000	496,390
2.70%, 08/15/29 (a)	250,000	276,751
1.95%, 06/01/30 (a)	350,000	366,439
5.70%, 03/15/37	200,000	292,218
5.38%, 03/01/41	200,000	285,927
3.81%, 11/21/47 (a)	50,000	61,648
2.80%, 06/01/50 (a)	250,000	269,130
Howmet Aerospace, Inc.
5.13%, 10/01/24 (a)	600,000	622,089
5.90%, 02/01/27	500,000	534,060

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	104,837
3.50%, 02/15/28 (a)	250,000	267,733
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	205,118
4.20%, 05/01/30 (a)(d)	250,000	279,556
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	263,138
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	290,273
2.65%, 11/15/26 (a)	600,000	662,631
4.88%, 09/15/41 (a)	150,000	203,630
3.90%, 09/01/42 (a)	350,000	430,479
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	568,395
4.30%, 02/21/48 (a)	400,000	462,486
John Deere Capital Corp.
3.90%, 07/12/21	500,000	518,107
3.13%, 09/10/21	200,000	206,438
3.20%, 01/10/22	200,000	208,344
2.95%, 04/01/22	100,000	104,410
2.15%, 09/08/22	500,000	518,862
2.70%, 01/06/23	500,000	527,625
2.80%, 01/27/23	150,000	159,276
2.80%, 03/06/23	200,000	213,552
3.45%, 06/07/23	150,000	162,479
3.45%, 01/10/24	200,000	218,885
2.60%, 03/07/24	200,000	213,203
2.65%, 06/24/24	475,000	510,891
2.05%, 01/09/25	200,000	211,326
3.40%, 09/11/25	100,000	112,906
2.65%, 06/10/26	400,000	442,230
2.80%, 09/08/27	350,000	391,727
3.05%, 01/06/28	50,000	55,740
3.45%, 03/07/29	150,000	174,467
2.80%, 07/18/29	200,000	222,177
2.45%, 01/09/30	200,000	217,111
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	267,120
3.90%, 02/14/26 (a)	183,000	205,086
6.00%, 01/15/36	382,000	485,820
4.63%, 07/02/44 (a)	200,000	231,877
5.13%, 09/14/45 (a)	24,000	29,134
4.50%, 02/15/47 (a)	50,000	57,284
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	106,506
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	224,176
3.85%, 12/15/26 (a)	400,000	460,530
4.40%, 06/15/28 (a)	295,000	351,181
4.40%, 06/15/28 (a)	500,000	595,145
2.90%, 12/15/29 (a)	300,000	323,880
6.15%, 12/15/40	150,000	214,221
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	204,507
4.40%, 03/15/29 (a)	326,000	349,187
Lockheed Martin Corp.
3.35%, 09/15/21	139,000	143,969
3.10%, 01/15/23 (a)	500,000	532,070
3.55%, 01/15/26 (a)	850,000	975,604
1.85%, 06/15/30 (a)	200,000	205,963
3.60%, 03/01/35 (a)	100,000	120,591
5.72%, 06/01/40	315,000	459,175
4.07%, 12/15/42	500,000	637,912
3.80%, 03/01/45 (a)	150,000	183,137
4.70%, 05/15/46 (a)	250,000	342,752
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.80%, 06/15/50 (a)	250,000	263,489
4.09%, 09/15/52 (a)	925,000	1,213,743
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	218,549
3.45%, 06/01/27 (a)	25,000	27,078
2.50%, 03/15/30 (a)	300,000	302,460
4.25%, 12/15/47 (a)	250,000	278,638
Masco Corp.
5.95%, 03/15/22	100,000	107,850
4.45%, 04/01/25 (a)	500,000	566,265
4.50%, 05/15/47 (a)	100,000	106,193
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	211,775
3.63%, 05/15/30 (a)	200,000	219,893
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	500,000	521,847
3.25%, 08/01/23	250,000	269,274
2.93%, 01/15/25 (a)	400,000	432,532
3.20%, 02/01/27 (a)	500,000	553,580
3.25%, 01/15/28 (a)	250,000	279,105
4.40%, 05/01/30 (a)	300,000	364,476
5.05%, 11/15/40	150,000	197,852
4.75%, 06/01/43	750,000	976,462
3.85%, 04/15/45 (a)	550,000	649,242
4.03%, 10/15/47 (a)	550,000	663,751
5.25%, 05/01/50 (a)	450,000	650,623
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	289,417
Oshkosh Corp.
3.10%, 03/01/30 (a)	200,000	201,698
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(d)	500,000	524,605
2.29%, 04/05/27 (a)(d)	200,000	209,285
2.57%, 02/15/30 (a)(d)	500,000	526,055
3.36%, 02/15/50 (a)(d)	450,000	476,827
Owens Corning
3.40%, 08/15/26 (a)	150,000	157,250
3.95%, 08/15/29 (a)	200,000	219,135
3.88%, 06/01/30 (a)	100,000	105,791
7.00%, 12/01/36	145,000	188,107
4.30%, 07/15/47 (a)	200,000	203,737
4.40%, 01/30/48 (a)	100,000	103,825
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	264,219
2.70%, 06/14/24 (a)	250,000	266,819
3.25%, 03/01/27 (a)	100,000	108,845
3.25%, 06/14/29 (a)	370,000	409,024
4.20%, 11/21/34 (a)	250,000	302,011
4.45%, 11/21/44 (a)	250,000	297,575
4.10%, 03/01/47 (a)	150,000	173,004
4.00%, 06/14/49 (a)	350,000	404,490
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	276,310
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	366,809
3.25%, 06/15/25 (a)	200,000	222,223
3.90%, 01/15/43 (a)	250,000	282,678
4.38%, 06/15/45 (a)	139,000	168,082
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)(d)	800,000	825,520
2.50%, 12/15/22 (a)(d)	450,000	466,650
3.20%, 03/15/24 (a)(d)	250,000	269,348
3.15%, 12/15/24 (a)(d)	200,000	216,147
3.95%, 08/16/25 (a)	650,000	741,513
3.13%, 05/04/27 (a)	350,000	389,984

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 11/16/28 (a)	900,000	1,061,118
7.50%, 09/15/29	250,000	365,751
2.25%, 07/01/30 (a)	250,000	260,318
5.40%, 05/01/35	250,000	340,795
4.45%, 11/16/38 (a)	250,000	306,419
4.88%, 10/15/40 (d)	250,000	322,206
4.70%, 12/15/41 (d)	200,000	252,871
4.80%, 12/15/43 (a)(d)	90,000	115,526
4.35%, 04/15/47 (a)(d)	500,000	609,792
3.13%, 07/01/50 (a)	300,000	319,583
Republic Services, Inc.
5.25%, 11/15/21	150,000	159,533
3.55%, 06/01/22 (a)	300,000	314,952
2.50%, 08/15/24 (a)	450,000	478,962
2.90%, 07/01/26 (a)	550,000	602,467
3.38%, 11/15/27 (a)	500,000	564,565
3.95%, 05/15/28 (a)	75,000	88,140
2.30%, 03/01/30 (a)	200,000	208,971
3.05%, 03/01/50 (a)	150,000	156,089
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	113,037
4.20%, 03/01/49 (a)	250,000	315,098
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	250,000	257,273
3.13%, 11/15/22 (a)	250,000	262,209
2.35%, 09/15/24 (a)	150,000	159,206
3.85%, 12/15/25 (a)	500,000	568,485
2.95%, 09/15/29 (a)	350,000	382,336
2.00%, 06/30/30 (a)	250,000	250,598
Snap-on, Inc.
4.10%, 03/01/48 (a)	200,000	239,182
3.10%, 05/01/50 (a)	200,000	206,478
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	419,630
5.75%, 11/01/40 (a)	130,000	161,140
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	263,938
4.25%, 11/15/28 (a)	250,000	299,266
2.30%, 03/15/30 (a)	350,000	365,596
5.20%, 09/01/40	59,000	78,282
4.85%, 11/15/48 (a)	300,000	410,371
4.00%, 03/15/60 (a)(b)	250,000	250,389
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	269,036
4.00%, 03/15/26 (a)	200,000	212,481
3.65%, 03/15/27 (a)	150,000	156,574
3.90%, 09/17/29 (a)	200,000	212,275
Timken Co.
4.50%, 12/15/28 (a)	150,000	161,867
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	275,264
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	350,000	397,148
United Technologies Corp.
6.05%, 06/01/36	500,000	710,042
6.13%, 07/15/38	400,000	582,500
5.70%, 04/15/40	650,000	904,979
4.50%, 06/01/42	1,000,000	1,246,835
4.15%, 05/15/45 (a)	250,000	300,943
3.75%, 11/01/46 (a)	300,000	341,881
4.05%, 05/04/47 (a)	450,000	539,064
4.63%, 11/16/48 (a)	100,000	130,041
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	134,610
5.25%, 10/01/54 (a)	100,000	102,323
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	220,464
3.50%, 06/01/30 (a)	250,000	272,756
4.50%, 06/15/47 (a)	250,000	283,364
4.70%, 03/01/48 (a)	125,000	143,635
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	238,064
3.50%, 05/01/29 (a)	209,000	236,478
2.60%, 02/01/30 (a)	300,000	320,810
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	470,713
2.40%, 05/15/23 (a)	366,000	381,709
2.95%, 06/15/24 (a)	250,000	256,006
3.20%, 06/15/26 (a)	100,000	102,492
3.15%, 11/15/27 (a)	300,000	336,951
3.45%, 06/15/29 (a)	250,000	257,833
4.00%, 07/15/39 (a)	250,000	260,454
4.10%, 03/01/45 (a)	500,000	606,447
4.15%, 07/15/49 (a)	250,000	313,865
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	250,000	265,305
4.95%, 09/15/28 (a)(e)(f)	500,000	557,757
WW Grainger, Inc.
1.85%, 02/15/25 (a)	200,000	209,310
4.60%, 06/15/45 (a)	150,000	190,002
4.20%, 05/15/47 (a)	500,000	594,387
Xylem, Inc.
4.88%, 10/01/21	200,000	210,538
3.25%, 11/01/26 (a)	285,000	312,155
1.95%, 01/30/28 (a)	300,000	302,729
2.25%, 01/30/31 (a)	250,000	251,539
4.38%, 11/01/46 (a)	95,000	104,286
		123,718,987
Communications 2.6%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	400,000	407,142
2.60%, 06/15/22 (a)	100,000	103,787
3.40%, 09/15/26 (a)	100,000	114,222
3.40%, 06/15/27 (a)	250,000	279,160
4.50%, 06/15/47 (a)	78,000	100,640
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	725,168
3.63%, 04/22/29 (a)	250,000	278,113
2.88%, 05/07/30 (a)	200,000	211,495
6.13%, 03/30/40	950,000	1,364,775
4.38%, 07/16/42	500,000	610,797
4.38%, 04/22/49 (a)	550,000	672,914
American Tower Corp.
2.25%, 01/15/22	250,000	256,183
4.70%, 03/15/22	153,000	163,537
3.50%, 01/31/23	800,000	855,444
3.00%, 06/15/23	200,000	213,620
5.00%, 02/15/24	350,000	399,257
3.38%, 05/15/24 (a)	250,000	271,866
2.95%, 01/15/25 (a)	180,000	193,777
2.40%, 03/15/25 (a)	250,000	262,990
4.00%, 06/01/25 (a)	100,000	112,340
3.38%, 10/15/26 (a)	250,000	277,474
2.75%, 01/15/27 (a)	65,000	69,617
3.13%, 01/15/27 (a)	100,000	109,017
3.55%, 07/15/27 (a)	350,000	388,841
3.60%, 01/15/28 (a)	300,000	333,684
3.95%, 03/15/29 (a)	250,000	285,479
3.80%, 08/15/29 (a)	750,000	851,186

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 01/15/30 (a)	150,000	160,116
3.70%, 10/15/49 (a)	200,000	219,060
AT&T, Inc.
4.00%, 01/15/22	400,000	421,528
3.00%, 02/15/22	350,000	364,441
3.20%, 03/01/22 (a)	750,000	782,445
3.80%, 03/15/22	250,000	263,725
3.40%, 06/15/22	100,000	105,318
3.00%, 06/30/22 (a)	825,000	862,711
2.63%, 12/01/22 (a)	250,000	260,541
3.60%, 02/17/23 (a)	700,000	751,275
4.05%, 12/15/23	150,000	166,643
3.80%, 03/01/24 (a)	200,000	220,163
3.90%, 03/11/24 (a)	400,000	440,290
4.45%, 04/01/24 (a)	350,000	392,429
3.55%, 06/01/24 (a)	400,000	438,262
3.95%, 01/15/25 (a)	350,000	390,553
3.40%, 05/15/25 (a)	1,500,000	1,648,395
3.60%, 07/15/25 (a)	250,000	277,646
3.88%, 01/15/26 (a)	750,000	844,594
4.13%, 02/17/26 (a)	250,000	284,744
2.95%, 07/15/26 (a)	250,000	272,075
3.80%, 02/15/27 (a)	350,000	393,685
4.25%, 03/01/27 (a)	1,200,000	1,374,840
2.30%, 06/01/27 (a)	700,000	725,725
4.10%, 02/15/28 (a)	1,033,000	1,182,191
4.35%, 03/01/29 (a)	550,000	641,322
4.30%, 02/15/30 (a)	1,050,000	1,232,143
2.75%, 06/01/31 (a)	1,200,000	1,251,810
6.15%, 09/15/34	200,000	273,152
4.50%, 05/15/35 (a)	1,000,000	1,184,125
5.25%, 03/01/37 (a)	950,000	1,191,200
4.90%, 08/15/37 (a)	404,000	491,979
4.85%, 03/01/39 (a)	740,000	895,803
6.35%, 03/15/40	450,000	627,689
6.10%, 07/15/40	250,000	332,443
6.00%, 08/15/40 (a)	500,000	673,057
5.35%, 09/01/40	725,000	916,813
6.38%, 03/01/41	246,000	350,164
6.25%, 03/29/41	163,000	221,751
3.50%, 06/01/41 (a)	700,000	735,007
5.38%, 10/15/41	150,000	188,502
5.15%, 03/15/42	725,000	907,243
4.90%, 06/15/42	150,000	180,325
4.30%, 12/15/42 (a)	850,000	956,326
4.65%, 06/01/44 (a)	250,000	288,846
4.80%, 06/15/44 (a)	750,000	871,747
4.35%, 06/15/45 (a)	1,100,000	1,235,410
4.85%, 07/15/45 (a)	250,000	301,316
4.75%, 05/15/46 (a)	1,150,000	1,361,663
5.15%, 11/15/46 (a)	650,000	802,977
5.65%, 02/15/47 (a)	500,000	663,680
5.45%, 03/01/47 (a)	628,000	825,000
4.50%, 03/09/48 (a)	1,400,000	1,633,653
4.55%, 03/09/49 (a)	859,000	1,020,002
5.15%, 02/15/50 (a)	650,000	832,133
3.65%, 06/01/51 (a)	900,000	947,943
5.70%, 03/01/57 (a)	350,000	488,040
5.30%, 08/15/58 (a)	220,000	283,945
3.85%, 06/01/60 (a)	400,000	428,414
Bell Canada, Inc.
4.46%, 04/01/48 (a)	550,000	691,454
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	277,166
5.13%, 12/04/28 (a)	1,250,000	1,548,044
9.63%, 12/15/30 (e)(f)	100,000	163,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	540,127
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	900,000	960,430
4.50%, 02/01/24 (a)	450,000	498,121
4.91%, 07/23/25 (a)	1,700,000	1,950,206
3.75%, 02/15/28 (a)	425,000	463,953
4.20%, 03/15/28 (a)	250,000	280,240
5.05%, 03/30/29 (a)	500,000	591,302
2.80%, 04/01/31 (a)	500,000	508,280
6.38%, 10/23/35 (a)	700,000	923,366
5.38%, 04/01/38 (a)	550,000	665,294
6.48%, 10/23/45 (a)	1,050,000	1,394,248
5.38%, 05/01/47 (a)	950,000	1,130,424
5.75%, 04/01/48 (a)	600,000	746,211
5.13%, 07/01/49 (a)	450,000	522,675
4.80%, 03/01/50 (a)	800,000	905,372
3.70%, 04/01/51 (a)	350,000	345,004
6.83%, 10/23/55 (a)	400,000	549,398
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	598,000	723,915
Comcast Corp.
3.13%, 07/15/22	250,000	264,164
2.85%, 01/15/23	500,000	530,458
2.75%, 03/01/23 (a)	800,000	844,896
3.00%, 02/01/24 (a)	450,000	484,394
3.60%, 03/01/24	450,000	495,781
3.70%, 04/15/24 (a)	950,000	1,052,875
3.38%, 02/15/25 (a)	100,000	110,792
3.10%, 04/01/25 (a)	250,000	275,313
3.38%, 08/15/25 (a)	550,000	612,793
3.95%, 10/15/25 (a)	950,000	1,088,667
3.15%, 03/01/26 (a)	750,000	834,795
2.35%, 01/15/27 (a)	550,000	588,258
3.30%, 02/01/27 (a)	530,000	597,220
3.15%, 02/15/28 (a)	750,000	836,524
3.55%, 05/01/28 (a)	292,000	334,600
4.15%, 10/15/28 (a)	1,000,000	1,200,270
2.65%, 02/01/30 (a)	500,000	544,382
3.40%, 04/01/30 (a)	500,000	572,817
4.25%, 10/15/30 (a)	500,000	612,530
1.95%, 01/15/31 (a)	950,000	969,138
4.25%, 01/15/33	650,000	802,305
7.05%, 03/15/33	250,000	387,675
5.65%, 06/15/35	100,000	142,866
4.40%, 08/15/35 (a)	230,000	287,725
6.50%, 11/15/35	250,000	379,545
3.20%, 07/15/36 (a)	250,000	279,099
6.95%, 08/15/37	400,000	631,844
3.90%, 03/01/38 (a)	500,000	595,390
4.60%, 10/15/38 (a)	1,000,000	1,272,805
3.25%, 11/01/39 (a)	100,000	110,531
3.75%, 04/01/40 (a)	450,000	529,337
4.65%, 07/15/42	150,000	195,212
4.75%, 03/01/44	500,000	662,207
4.60%, 08/15/45 (a)	822,000	1,069,833
3.40%, 07/15/46 (a)	250,000	278,613
4.00%, 08/15/47 (a)	266,000	321,207
3.97%, 11/01/47 (a)	1,098,000	1,313,389
4.00%, 03/01/48 (a)	600,000	736,713
4.70%, 10/15/48 (a)	1,250,000	1,680,537
4.00%, 11/01/49 (a)	1,000,000	1,230,185
3.45%, 02/01/50 (a)	500,000	568,792
2.80%, 01/15/51 (a)	500,000	512,700
4.05%, 11/01/52 (a)	500,000	620,365
4.95%, 10/15/58 (a)	900,000	1,290,987

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
2.25%, 09/01/21 (a)	145,000	147,458
4.88%, 04/15/22	550,000	590,342
5.25%, 01/15/23	400,000	444,966
3.20%, 09/01/24 (a)	250,000	271,369
1.35%, 07/15/25 (a)	100,000	100,730
4.45%, 02/15/26 (a)	500,000	575,360
3.70%, 06/15/26 (a)	250,000	279,936
4.00%, 03/01/27 (a)	200,000	227,949
3.65%, 09/01/27 (a)	300,000	334,574
3.80%, 02/15/28 (a)	350,000	395,204
3.10%, 11/15/29 (a)	200,000	215,651
3.30%, 07/01/30 (a)	350,000	385,546
4.75%, 05/15/47 (a)	450,000	557,802
3.25%, 01/15/51 (a)	300,000	303,918
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)(f)	1,200,000	1,882,536
9.25%, 06/01/32	100,000	165,996
Discovery Communications LLC
2.95%, 03/20/23 (a)	263,000	276,760
3.90%, 11/15/24 (a)	400,000	437,092
3.45%, 03/15/25 (a)	250,000	272,270
4.90%, 03/11/26 (a)	100,000	115,201
3.95%, 03/20/28 (a)	750,000	838,290
4.13%, 05/15/29 (a)	250,000	284,918
3.63%, 05/15/30 (a)	450,000	492,728
6.35%, 06/01/40	600,000	809,874
4.95%, 05/15/42	200,000	228,137
4.88%, 04/01/43	900,000	1,034,950
5.30%, 05/15/49 (a)	100,000	120,628
4.65%, 05/15/50 (a)	300,000	341,600
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	25,000	29,870
Fox Corp.
3.67%, 01/25/22	500,000	523,445
4.03%, 01/25/24 (a)	250,000	276,895
3.05%, 04/07/25 (a)	150,000	162,380
4.71%, 01/25/29 (a)	650,000	781,885
3.50%, 04/08/30 (a)	300,000	335,064
5.48%, 01/25/39 (a)	350,000	469,866
5.58%, 01/25/49 (a)	500,000	697,862
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	353,714
6.63%, 01/15/40	500,000	648,265
6.13%, 01/31/46 (a)	250,000	319,860
5.25%, 05/24/49 (a)	200,000	231,480
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	200,000	207,365
3.75%, 02/15/23	500,000	529,780
4.20%, 04/15/24	150,000	164,147
4.75%, 03/30/30 (a)	200,000	235,601
5.40%, 10/01/48 (a)	150,000	164,957
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	276,843
Moody's Corp.
2.75%, 12/15/21 (a)	500,000	515,420
4.50%, 09/01/22 (a)	276,000	296,290
4.88%, 02/15/24 (a)	100,000	112,995
3.75%, 03/24/25 (a)	250,000	283,531
3.25%, 01/15/28 (a)	150,000	166,115
4.25%, 02/01/29 (a)	200,000	238,345
5.25%, 07/15/44	100,000	139,840
4.88%, 12/17/48 (a)	200,000	266,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NBCUniversal Media LLC
6.40%, 04/30/40	200,000	306,148
5.95%, 04/01/41	1,050,000	1,544,413
4.45%, 01/15/43	100,000	126,514
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	250,000	254,894
4.20%, 06/01/30 (a)	200,000	232,960
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	350,000	369,402
3.65%, 11/01/24 (a)	250,000	275,789
3.60%, 04/15/26 (a)	500,000	559,240
Orange S.A.
4.13%, 09/14/21	250,000	261,381
9.00%, 03/01/31	800,000	1,303,796
5.38%, 01/13/42	300,000	424,307
5.50%, 02/06/44 (a)	250,000	367,725
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	266,709
4.00%, 03/18/29 (a)	350,000	407,237
3.00%, 05/22/30 (a)	250,000	270,433
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	265,989
4.10%, 10/01/23 (a)	250,000	278,763
3.63%, 12/15/25 (a)	220,000	249,514
2.90%, 11/15/26 (a)	100,000	110,295
4.50%, 03/15/43 (a)	100,000	120,323
5.45%, 10/01/43 (a)	250,000	338,923
5.00%, 03/15/44 (a)	500,000	653,615
4.30%, 02/15/48 (a)	200,000	244,323
4.35%, 05/01/49 (a)	450,000	556,902
3.70%, 11/15/49 (a)	400,000	449,924
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	286,775
2.95%, 01/22/27 (a)	400,000	441,390
2.50%, 12/01/29 (a)	200,000	217,900
4.50%, 05/15/48 (a)	200,000	260,090
3.25%, 12/01/49 (a)	200,000	220,498
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(d)	1,000,000	1,090,930
1.50%, 02/15/26 (a)(d)	250,000	250,233
3.75%, 04/15/27 (a)(d)	1,300,000	1,442,746
2.05%, 02/15/28 (a)(d)	250,000	250,735
3.88%, 04/15/30 (a)(d)	2,300,000	2,563,430
4.38%, 04/15/40 (a)(d)	600,000	696,720
4.50%, 04/15/50 (a)(d)	1,000,000	1,180,010
TCI Communications, Inc.
7.88%, 02/15/26	100,000	136,054
7.13%, 02/15/28	350,000	485,811
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	164,853
4.10%, 03/08/27	350,000	401,291
7.05%, 06/20/36	650,000	944,141
4.67%, 03/06/38	250,000	299,051
5.21%, 03/08/47	850,000	1,064,893
4.90%, 03/06/48	500,000	605,922
5.52%, 03/01/49 (a)	400,000	523,864
Telefonica Europe BV
8.25%, 09/15/30	450,000	691,715
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	211,995
3.70%, 09/15/27 (a)	250,000	278,205
4.60%, 11/16/48 (a)	150,000	183,758
4.30%, 06/15/49 (a)	200,000	239,382

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	438,996
5.85%, 04/15/40	200,000	255,506
5.65%, 11/23/43 (a)	150,000	199,972
Time Warner Cable LLC
4.00%, 09/01/21 (a)	450,000	462,287
6.55%, 05/01/37	300,000	393,981
7.30%, 07/01/38	550,000	757,287
6.75%, 06/15/39	400,000	533,458
5.88%, 11/15/40 (a)	900,000	1,112,499
5.50%, 09/01/41 (a)	350,000	423,955
4.50%, 09/15/42 (a)	250,000	267,331
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	91,176
8.38%, 07/15/33	350,000	525,341
TWDC Enterprises 18 Corp.
2.75%, 08/16/21	500,000	512,585
2.35%, 12/01/22	700,000	730,201
3.15%, 09/17/25	200,000	221,614
3.00%, 02/13/26	600,000	667,197
1.85%, 07/30/26	300,000	310,430
7.00%, 03/01/32	250,000	376,180
4.13%, 12/01/41	400,000	478,630
4.13%, 06/01/44	200,000	242,463
3.00%, 07/30/46	200,000	204,793
Verizon Communications, Inc.
2.95%, 03/15/22	250,000	260,765
2.45%, 11/01/22 (a)	300,000	312,503
5.15%, 09/15/23	1,250,000	1,426,369
4.15%, 03/15/24 (a)	250,000	278,640
3.50%, 11/01/24 (a)	708,000	783,554
3.38%, 02/15/25	900,000	1,002,483
2.63%, 08/15/26	650,000	707,873
4.13%, 03/16/27	1,050,000	1,236,007
3.00%, 03/22/27 (a)	250,000	277,469
4.33%, 09/21/28	1,450,000	1,751,948
3.88%, 02/08/29 (a)	350,000	412,963
4.02%, 12/03/29 (a)	1,457,000	1,744,189
3.15%, 03/22/30 (a)	500,000	563,770
7.75%, 12/01/30	250,000	377,459
4.50%, 08/10/33	950,000	1,194,098
4.40%, 11/01/34 (a)	800,000	995,104
4.27%, 01/15/36	950,000	1,175,568
5.25%, 03/16/37	938,000	1,280,600
4.81%, 03/15/39	566,000	741,367
4.75%, 11/01/41	450,000	599,906
3.85%, 11/01/42 (a)	356,000	428,357
6.55%, 09/15/43	316,000	507,536
4.13%, 08/15/46	500,000	623,252
4.86%, 08/21/46	1,250,000	1,700,500
5.50%, 03/16/47	450,000	668,581
4.52%, 09/15/48	1,250,000	1,657,875
5.01%, 04/15/49	650,000	913,955
4.00%, 03/22/50 (a)	350,000	447,421
5.01%, 08/21/54	500,000	735,977
4.67%, 03/15/55	700,000	959,304
ViacomCBS, Inc.
3.38%, 03/01/22 (a)	500,000	517,368
4.25%, 09/01/23 (a)	200,000	217,607
3.88%, 04/01/24 (a)	248,000	268,150
3.50%, 01/15/25 (a)	200,000	218,228
4.75%, 05/15/25 (a)	500,000	571,997
2.90%, 01/15/27 (a)	400,000	420,136
3.38%, 02/15/28 (a)	800,000	853,576
3.70%, 06/01/28 (a)	150,000	163,443
4.20%, 06/01/29 (a)	289,000	327,025
4.95%, 01/15/31 (a)	250,000	294,318
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 05/19/32 (a)	300,000	335,375
5.50%, 05/15/33	300,000	353,711
6.88%, 04/30/36	400,000	541,788
4.85%, 07/01/42 (a)	150,000	159,833
4.38%, 03/15/43	400,000	414,360
5.85%, 09/01/43 (a)	650,000	771,521
4.90%, 08/15/44 (a)	400,000	437,648
4.60%, 01/15/45 (a)	250,000	269,075
4.95%, 05/19/50 (a)	200,000	223,186
Vodafone Group PLC
2.95%, 02/19/23	350,000	369,397
3.75%, 01/16/24	800,000	877,016
4.13%, 05/30/25	500,000	567,370
4.38%, 05/30/28	1,000,000	1,190,555
7.88%, 02/15/30	250,000	363,831
6.25%, 11/30/32	100,000	138,754
6.15%, 02/27/37	530,000	744,957
5.00%, 05/30/38	350,000	440,206
4.38%, 02/19/43	400,000	470,112
5.25%, 05/30/48	1,050,000	1,369,331
4.88%, 06/19/49	700,000	891,499
4.25%, 09/17/50	500,000	585,912
5.13%, 06/19/59	150,000	198,230
Walt Disney Co.
1.65%, 09/01/22	250,000	255,946
3.00%, 09/15/22	100,000	105,761
1.75%, 08/30/24 (a)	250,000	259,220
3.70%, 09/15/24 (a)	250,000	278,225
3.35%, 03/24/25	500,000	555,180
3.70%, 10/15/25 (a)	600,000	677,937
1.75%, 01/13/26	500,000	514,890
3.70%, 03/23/27	200,000	230,063
2.20%, 01/13/28	350,000	366,216
2.00%, 09/01/29 (a)	375,000	383,484
3.80%, 03/22/30	200,000	235,681
2.65%, 01/13/31	800,000	851,376
6.20%, 12/15/34	675,000	986,033
6.40%, 12/15/35	450,000	677,691
6.15%, 03/01/37	200,000	285,914
6.65%, 11/15/37	500,000	748,222
4.63%, 03/23/40 (a)	250,000	313,711
3.50%, 05/13/40 (a)	550,000	603,812
6.15%, 02/15/41	150,000	217,760
4.75%, 09/15/44 (a)	190,000	239,743
4.95%, 10/15/45 (a)	385,000	500,737
4.75%, 11/15/46 (a)	200,000	255,199
2.75%, 09/01/49 (a)	600,000	583,110
4.70%, 03/23/50 (a)	650,000	848,978
3.60%, 01/13/51 (a)	850,000	946,743
3.80%, 05/13/60 (a)	350,000	406,093
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	258,685
3.38%, 07/08/30 (a)(g)	300,000	298,011
Wells Fargo & Co.
1.65%, 06/02/24 (a)(b)	500,000	508,063
3.07%, 04/30/41 (a)(b)	1,000,000	1,046,450
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	200,000	204,053
WPP Finance 2010
3.63%, 09/07/22	100,000	104,313
3.75%, 09/19/24	300,000	324,606
		205,061,966

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Cyclical 1.9%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	250,000	273,078
3.90%, 04/15/30 (a)(d)	200,000	214,205
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	256,203
2.80%, 06/06/23 (a)	200,000	209,029
3.60%, 11/28/24 (a)	900,000	980,712
3.40%, 12/06/27 (a)	750,000	830,535
4.50%, 11/28/34 (a)	300,000	369,031
4.00%, 12/06/37 (a)	550,000	636,072
4.20%, 12/06/47 (a)	200,000	246,276
4.40%, 12/06/57 (a)	500,000	647,230
Amazon.com, Inc.
3.30%, 12/05/21 (a)	600,000	623,337
2.50%, 11/29/22 (a)	500,000	523,517
2.40%, 02/22/23 (a)	1,000,000	1,051,080
2.80%, 08/22/24 (a)	700,000	761,614
0.80%, 06/03/25 (a)	150,000	151,176
5.20%, 12/03/25 (a)	100,000	122,534
3.15%, 08/22/27 (a)	600,000	686,745
4.80%, 12/05/34 (a)	550,000	751,932
3.88%, 08/22/37 (a)	450,000	553,651
4.95%, 12/05/44 (a)	600,000	851,874
4.05%, 08/22/47 (a)	1,100,000	1,433,767
4.25%, 08/22/57 (a)	900,000	1,204,911
2.70%, 06/03/60 (a)	300,000	308,508
American Honda Finance Corp.
1.70%, 09/09/21	250,000	253,434
2.60%, 11/16/22	1,000,000	1,042,730
2.05%, 01/10/23	50,000	51,840
1.95%, 05/10/23	400,000	413,022
3.55%, 01/12/24	400,000	435,674
2.90%, 02/16/24	500,000	533,097
2.40%, 06/27/24	500,000	526,567
2.15%, 09/10/24	100,000	104,897
2.30%, 09/09/26	300,000	319,840
3.50%, 02/15/28	100,000	114,479
Aptiv Corp.
4.15%, 03/15/24 (a)	390,000	421,822
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	163,185
4.40%, 10/01/46 (a)	150,000	144,943
5.40%, 03/15/49 (a)	100,000	104,993
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	281,290
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	103,330
3.80%, 11/15/27 (a)	300,000	311,272
4.75%, 06/01/30 (a)	250,000	271,769
AutoZone, Inc.
3.70%, 04/15/22 (a)	250,000	261,694
3.25%, 04/15/25 (a)	650,000	712,494
3.75%, 06/01/27 (a)	200,000	224,516
3.75%, 04/18/29 (a)	200,000	226,846
4.00%, 04/15/30 (a)	250,000	290,768
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	232,268
Block Financial LLC
5.50%, 11/01/22 (a)	95,000	101,271
5.25%, 10/01/25 (a)	250,000	271,851
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	170,000	178,688
4.10%, 04/13/25 (a)	500,000	561,867
3.60%, 06/01/26 (a)	395,000	435,219
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 04/13/27 (a)	250,000	287,546
3.55%, 03/15/28 (a)	250,000	274,734
4.63%, 04/13/30 (a)	500,000	590,092
BorgWarner, Inc.
2.65%, 07/01/27 (a)	250,000	256,685
4.38%, 03/15/45 (a)	320,000	330,211
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	200,249
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	750,000	777,266
2.75%, 05/18/24 (a)	50,000	54,225
3.00%, 05/18/27 (a)	650,000	733,054
1.60%, 04/20/30 (a)	400,000	405,928
1.75%, 04/20/32 (a)	600,000	609,693
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	109,250
4.88%, 10/01/43 (a)	150,000	199,945
Daimler Finance North America LLC
8.50%, 01/18/31	500,000	763,222
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	159,730
4.55%, 02/15/48 (a)	100,000	95,585
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	266,971
4.15%, 11/01/25 (a)	89,000	102,871
3.88%, 04/15/27 (a)	200,000	230,054
4.13%, 05/01/28 (a)	250,000	294,928
3.50%, 04/03/30 (a)	300,000	337,890
4.13%, 04/03/50 (a)	200,000	240,146
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	600,000	643,170
4.20%, 05/15/28 (a)	400,000	465,336
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	106,150
4.75%, 02/15/23 (a)	90,000	97,255
5.75%, 08/15/23 (a)	100,000	112,457
2.50%, 10/15/24 (a)	200,000	209,545
2.60%, 10/15/25 (a)	210,000	221,129
eBay, Inc.
3.80%, 03/09/22 (a)	500,000	525,317
2.60%, 07/15/22 (a)	150,000	154,974
2.75%, 01/30/23 (a)	400,000	419,132
3.60%, 06/05/27 (a)	500,000	565,265
2.70%, 03/11/30 (a)	200,000	212,040
4.00%, 07/15/42 (a)	200,000	218,699
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	103,838
5.00%, 02/15/26 (a)	100,000	103,351
3.80%, 02/15/28 (a)	200,000	193,090
3.25%, 02/15/30 (a)	700,000	653,754
General Motors Co.
4.88%, 10/02/23	1,100,000	1,171,203
4.00%, 04/01/25	400,000	416,558
6.13%, 10/01/25 (a)	750,000	844,001
4.20%, 10/01/27 (a)	250,000	255,726
5.00%, 10/01/28 (a)	250,000	268,713
5.00%, 04/01/35	500,000	497,640
6.60%, 04/01/36 (a)	450,000	485,687
5.15%, 04/01/38 (a)	550,000	535,617
6.25%, 10/02/43	600,000	636,282
5.20%, 04/01/45	300,000	290,844
6.75%, 04/01/46 (a)	200,000	218,611
5.40%, 04/01/48 (a)	100,000	100,436
5.95%, 04/01/49 (a)	350,000	365,412

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	1,250,000	1,264,919
4.38%, 09/25/21	900,000	925,074
3.45%, 01/14/22 (a)	750,000	763,031
3.45%, 04/10/22 (a)	100,000	101,992
3.15%, 06/30/22 (a)	500,000	508,490
3.55%, 07/08/22	400,000	410,312
3.25%, 01/05/23 (a)	440,000	449,321
5.20%, 03/20/23	500,000	535,005
3.70%, 05/09/23 (a)	100,000	103,051
4.15%, 06/19/23 (a)	100,000	104,434
5.10%, 01/17/24 (a)	400,000	428,810
3.95%, 04/13/24 (a)	250,000	258,535
3.50%, 11/07/24 (a)	250,000	254,879
4.00%, 01/15/25 (a)	250,000	259,923
4.35%, 04/09/25 (a)	61,000	64,345
2.75%, 06/20/25 (a)	250,000	247,120
5.25%, 03/01/26 (a)	375,000	409,320
4.00%, 10/06/26 (a)	100,000	103,716
4.35%, 01/17/27 (a)	500,000	520,617
3.85%, 01/05/28 (a)	550,000	548,416
5.65%, 01/17/29 (a)	150,000	169,892
3.60%, 06/21/30 (a)	250,000	243,534
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	300,000	320,767
3.35%, 09/01/24 (a)	250,000	251,815
5.25%, 06/01/25 (a)	300,000	326,499
5.75%, 06/01/28 (a)	350,000	388,673
5.30%, 01/15/29 (a)	200,000	216,842
4.00%, 01/15/30 (a)	250,000	248,181
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	106,027
4.63%, 07/28/45 (a)	150,000	160,466
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	150,000	162,871
Home Depot, Inc.
2.63%, 06/01/22 (a)	850,000	887,187
2.70%, 04/01/23 (a)	600,000	633,990
3.75%, 02/15/24 (a)	500,000	552,745
3.00%, 04/01/26 (a)	400,000	448,426
2.13%, 09/15/26 (a)	250,000	269,523
2.50%, 04/15/27 (a)	200,000	219,203
3.90%, 12/06/28 (a)	500,000	600,167
2.95%, 06/15/29 (a)	650,000	730,795
2.70%, 04/15/30 (a)	250,000	275,263
5.88%, 12/16/36	1,700,000	2,521,049
3.30%, 04/15/40 (a)	300,000	340,609
5.40%, 09/15/40 (a)	191,000	272,973
5.95%, 04/01/41 (a)	500,000	754,382
4.20%, 04/01/43 (a)	250,000	309,912
4.88%, 02/15/44 (a)	1,050,000	1,433,066
4.40%, 03/15/45 (a)	150,000	192,011
3.90%, 06/15/47 (a)	100,000	122,004
4.50%, 12/06/48 (a)	350,000	469,969
3.13%, 12/15/49 (a)	450,000	494,649
3.35%, 04/15/50 (a)	500,000	577,625
3.50%, 09/15/56 (a)	297,000	345,950
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	151,268
5.38%, 04/23/25 (a)	250,000	264,521
4.85%, 03/15/26 (a)	150,000	158,554
4.38%, 09/15/28 (a)	100,000	102,087
IHS Markit Ltd.
3.63%, 05/01/24 (a)	120,000	128,713
4.75%, 08/01/28 (a)	350,000	410,907
4.25%, 05/01/29 (a)	450,000	517,522
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JD.com, Inc.
3.88%, 04/29/26	200,000	220,365
3.38%, 01/14/30 (a)	200,000	213,772
4.13%, 01/14/50	200,000	213,685
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	244,549
9.50%, 05/15/25 (a)	200,000	228,697
4.25%, 07/17/25 (a)	200,000	195,408
5.55%, 07/17/45 (a)	100,000	88,974
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	540,000	537,435
2.90%, 06/25/25 (a)	200,000	194,401
3.50%, 08/18/26 (a)	350,000	349,576
3.90%, 08/08/29 (a)	200,000	197,630
Lear Corp.
3.80%, 09/15/27 (a)	250,000	253,911
4.25%, 05/15/29 (a)	150,000	155,999
5.25%, 05/15/49 (a)	350,000	357,304
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	520,240
4.00%, 04/15/25 (a)	200,000	228,247
3.38%, 09/15/25 (a)	700,000	784,966
2.50%, 04/15/26 (a)	50,000	54,154
3.10%, 05/03/27 (a)	460,000	512,116
6.50%, 03/15/29	401,000	538,902
3.65%, 04/05/29 (a)	472,000	541,757
4.50%, 04/15/30 (a)	400,000	490,962
5.00%, 04/15/40 (a)	350,000	455,635
4.65%, 04/15/42 (a)	150,000	187,735
4.25%, 09/15/44 (a)	100,000	117,772
4.38%, 09/15/45 (a)	250,000	299,524
3.70%, 04/15/46 (a)	250,000	281,536
4.05%, 05/03/47 (a)	800,000	943,292
4.55%, 04/05/49 (a)	400,000	507,362
5.13%, 04/15/50 (a)	400,000	552,282
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	275,803
4.15%, 10/01/25 (a)	250,000	280,875
2.45%, 06/15/30 (a)	250,000	256,044
Marriott International, Inc.
3.13%, 10/15/21 (a)	200,000	200,409
2.30%, 01/15/22 (a)	350,000	347,828
3.60%, 04/15/24 (a)	200,000	201,122
3.75%, 03/15/25 (a)	1,000,000	1,009,095
3.75%, 10/01/25 (a)	200,000	199,316
3.13%, 06/15/26 (a)	300,000	295,136
4.65%, 12/01/28 (a)	150,000	155,011
4.63%, 06/15/30 (a)	150,000	155,969
Mastercard, Inc.
2.00%, 11/21/21 (a)	150,000	153,302
3.38%, 04/01/24	250,000	276,621
2.00%, 03/03/25 (a)	200,000	211,960
2.95%, 11/21/26 (a)	500,000	562,207
3.30%, 03/26/27 (a)	500,000	567,857
2.95%, 06/01/29 (a)	350,000	393,423
3.35%, 03/26/30 (a)	500,000	579,965
3.80%, 11/21/46 (a)	200,000	244,746
3.95%, 02/26/48 (a)	100,000	125,491
3.65%, 06/01/49 (a)	200,000	240,951
3.85%, 03/26/50 (a)	500,000	624,462
McDonald's Corp.
2.63%, 01/15/22	400,000	413,514
3.35%, 04/01/23 (a)	400,000	428,956
3.25%, 06/10/24	250,000	274,306
3.38%, 05/26/25 (a)	800,000	887,860
3.70%, 01/30/26 (a)	600,000	682,029

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 03/01/27 (a)	100,000	113,192
3.50%, 07/01/27 (a)	300,000	341,413
3.80%, 04/01/28 (a)	400,000	468,376
2.63%, 09/01/29 (a)	400,000	429,240
2.13%, 03/01/30 (a)	250,000	257,013
3.60%, 07/01/30 (a)	300,000	346,119
4.70%, 12/09/35 (a)	250,000	318,969
6.30%, 10/15/37	180,000	262,443
6.30%, 03/01/38	150,000	218,772
5.70%, 02/01/39	33,000	45,903
4.88%, 07/15/40	100,000	126,257
3.70%, 02/15/42	150,000	168,165
3.63%, 05/01/43	150,000	166,366
4.88%, 12/09/45 (a)	900,000	1,160,122
4.45%, 03/01/47 (a)	250,000	308,595
4.45%, 09/01/48 (a)	500,000	618,597
3.63%, 09/01/49 (a)	450,000	500,274
4.20%, 04/01/50 (a)	150,000	182,200
NIKE, Inc.
2.25%, 05/01/23 (a)	350,000	369,647
2.40%, 03/27/25 (a)	400,000	431,776
2.38%, 11/01/26 (a)	250,000	274,184
2.85%, 03/27/30 (a)	500,000	557,425
3.25%, 03/27/40 (a)	500,000	560,560
3.63%, 05/01/43 (a)	50,000	58,225
3.88%, 11/01/45 (a)	400,000	492,360
3.38%, 11/01/46 (a)	150,000	170,658
3.38%, 03/27/50 (a)	500,000	578,222
Nordstrom, Inc.
4.00%, 10/15/21 (a)	300,000	300,248
6.95%, 03/15/28	100,000	97,674
4.38%, 04/01/30 (a)	75,000	59,082
5.00%, 01/15/44 (a)	400,000	288,058
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	181,857
3.00%, 05/15/30 (a)	250,000	261,701
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	150,000	155,786
3.55%, 03/15/26 (a)	500,000	567,035
3.60%, 09/01/27 (a)	250,000	280,455
4.35%, 06/01/28 (a)	59,000	69,295
3.90%, 06/01/29 (a)	150,000	172,688
PACCAR Financial Corp.
3.15%, 08/09/21	350,000	360,523
2.65%, 05/10/22	250,000	260,794
2.30%, 08/10/22	200,000	207,430
2.65%, 04/06/23	250,000	264,045
2.15%, 08/15/24	50,000	52,716
1.80%, 02/06/25	200,000	208,713
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	250,000	258,244
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	152,558
3.75%, 09/15/25 (a)	200,000	222,792
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	230,233
4.80%, 04/15/30 (a)	200,000	239,875
5.45%, 04/15/50 (a)	200,000	259,900
Sands China Ltd.
4.60%, 08/08/23 (a)	550,000	579,639
5.13%, 08/08/25 (a)	650,000	707,811
5.40%, 08/08/28 (a)	500,000	554,115
Starbucks Corp.
1.30%, 05/07/22	170,000	172,381
2.70%, 06/15/22 (a)	300,000	311,670
3.10%, 03/01/23 (a)	250,000	266,109
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 10/01/23 (a)	350,000	383,539
2.00%, 03/12/27 (a)	300,000	315,207
3.50%, 03/01/28 (a)	550,000	622,685
4.00%, 11/15/28 (a)	250,000	294,298
3.55%, 08/15/29 (a)	500,000	570,817
2.25%, 03/12/30 (a)	200,000	208,277
2.55%, 11/15/30 (a)	275,000	289,196
3.75%, 12/01/47 (a)	500,000	539,627
4.50%, 11/15/48 (a)	250,000	298,009
4.45%, 08/15/49 (a)	350,000	425,558
3.35%, 03/12/50 (a)	100,000	102,663
3.50%, 11/15/50 (a)	300,000	317,131
Tapestry, Inc.
3.00%, 07/15/22 (a)	50,000	49,201
4.25%, 04/01/25 (a)	300,000	290,052
4.13%, 07/15/27 (a)	200,000	188,094
Target Corp.
2.90%, 01/15/22	250,000	260,088
3.50%, 07/01/24	450,000	502,810
2.25%, 04/15/25 (a)	500,000	535,280
2.50%, 04/15/26	100,000	109,865
3.38%, 04/15/29 (a)	525,000	606,811
2.35%, 02/15/30 (a)	250,000	269,388
2.65%, 09/15/30 (a)	400,000	441,050
6.35%, 11/01/32	245,000	359,480
4.00%, 07/01/42	500,000	632,155
3.63%, 04/15/46	400,000	488,434
3.90%, 11/15/47 (a)	400,000	514,606
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	367,314
3.50%, 04/15/25 (a)	400,000	445,696
2.25%, 09/15/26 (a)	500,000	533,830
3.88%, 04/15/30 (a)	500,000	588,695
4.50%, 04/15/50 (a)	250,000	323,275
Toyota Motor Corp.
3.18%, 07/20/21	250,000	257,030
2.16%, 07/02/22	300,000	309,214
3.42%, 07/20/23	250,000	270,164
2.36%, 07/02/24	150,000	158,590
2.76%, 07/02/29	150,000	166,150
Toyota Motor Credit Corp.
3.40%, 09/15/21	800,000	827,900
2.60%, 01/11/22	450,000	463,770
3.30%, 01/12/22	250,000	260,519
1.15%, 05/26/22	500,000	505,702
2.80%, 07/13/22	500,000	521,992
2.15%, 09/08/22	150,000	154,959
2.70%, 01/11/23	250,000	262,748
2.90%, 03/30/23	500,000	529,497
3.45%, 09/20/23	400,000	433,862
3.35%, 01/08/24	200,000	216,697
2.90%, 04/17/24	350,000	375,699
1.80%, 02/13/25	300,000	310,986
3.00%, 04/01/25	450,000	490,504
3.20%, 01/11/27	250,000	278,645
3.05%, 01/11/28	250,000	278,729
3.65%, 01/08/29	400,000	467,400
2.15%, 02/13/30	250,000	263,303
3.38%, 04/01/30	350,000	403,280
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	300,000	364,146
VF Corp.
2.40%, 04/23/25 (a)	475,000	501,434
2.80%, 04/23/27 (a)	200,000	212,342
2.95%, 04/23/30 (a)	250,000	266,910

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
2.15%, 09/15/22 (a)	310,000	322,082
2.80%, 12/14/22 (a)	900,000	950,467
3.15%, 12/14/25 (a)	1,150,000	1,284,239
1.90%, 04/15/27 (a)	200,000	209,442
2.75%, 09/15/27 (a)	100,000	110,639
2.05%, 04/15/30 (a)	500,000	525,235
4.15%, 12/14/35 (a)	1,400,000	1,797,033
4.30%, 12/14/45 (a)	1,200,000	1,589,454
Walgreen Co.
3.10%, 09/15/22	100,000	104,784
4.40%, 09/15/42	250,000	260,483
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	530,000	546,528
3.80%, 11/18/24 (a)	850,000	936,840
3.45%, 06/01/26 (a)	550,000	596,373
3.20%, 04/15/30 (a)	200,000	207,152
4.50%, 11/18/34 (a)	50,000	56,051
4.80%, 11/18/44 (a)	450,000	489,658
4.65%, 06/01/46 (a)	250,000	268,523
4.10%, 04/15/50 (a)	400,000	404,964
Walmart, Inc.
3.13%, 06/23/21	200,000	205,573
2.35%, 12/15/22 (a)	650,000	681,154
2.55%, 04/11/23 (a)	1,600,000	1,686,832
3.40%, 06/26/23 (a)	100,000	108,787
3.30%, 04/22/24 (a)	300,000	329,269
2.85%, 07/08/24 (a)	200,000	217,155
2.65%, 12/15/24 (a)	1,550,000	1,679,882
3.55%, 06/26/25 (a)	100,000	113,474
3.05%, 07/08/26 (a)	100,000	112,970
3.70%, 06/26/28 (a)	1,700,000	2,011,882
3.25%, 07/08/29 (a)	500,000	580,395
2.38%, 09/24/29 (a)	150,000	163,727
5.25%, 09/01/35	1,000,000	1,454,355
6.50%, 08/15/37	100,000	160,838
6.20%, 04/15/38	150,000	234,439
3.95%, 06/28/38 (a)	850,000	1,079,827
5.00%, 10/25/40	150,000	211,274
5.63%, 04/15/41	150,000	226,986
4.00%, 04/11/43 (a)	150,000	189,964
4.30%, 04/22/44 (a)	300,000	399,217
3.63%, 12/15/47 (a)	600,000	738,336
4.05%, 06/29/48 (a)	900,000	1,184,359
2.95%, 09/24/49 (a)	350,000	394,980
Western Union Co.
4.25%, 06/09/23 (a)	500,000	541,862
2.85%, 01/10/25 (a)	200,000	208,606
		151,018,476
Consumer Non-Cyclical 4.5%
Abbott Laboratories
2.55%, 03/15/22	300,000	311,363
3.40%, 11/30/23 (a)	850,000	926,058
3.88%, 09/15/25 (a)	100,000	114,943
3.75%, 11/30/26 (a)	558,000	649,844
1.15%, 01/30/28 (a)	250,000	251,261
4.75%, 11/30/36 (a)	750,000	1,006,436
6.00%, 04/01/39	60,000	90,302
5.30%, 05/27/40	250,000	362,756
4.75%, 04/15/43 (a)	250,000	335,743
4.90%, 11/30/46 (a)	1,150,000	1,650,710
AbbVie, Inc.
3.38%, 11/14/21	600,000	622,071
2.15%, 11/19/21 (d)	500,000	509,722
3.45%, 03/15/22 (a)(d)	1,000,000	1,040,325
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 10/01/22 (a)(d)	750,000	785,947
2.90%, 11/06/22	725,000	760,779
3.20%, 11/06/22 (a)	500,000	526,112
2.30%, 11/21/22 (d)	1,000,000	1,035,250
2.85%, 05/14/23 (a)	1,200,000	1,266,282
3.75%, 11/14/23 (a)	250,000	273,536
3.85%, 06/15/24 (a)(d)	500,000	549,432
2.60%, 11/21/24 (a)(d)	1,200,000	1,274,658
3.80%, 03/15/25 (a)(d)	250,000	277,398
3.60%, 05/14/25 (a)	1,100,000	1,217,133
3.20%, 05/14/26 (a)	200,000	220,073
2.95%, 11/21/26 (a)(d)	1,275,000	1,387,774
4.25%, 11/14/28 (a)	590,000	697,212
3.20%, 11/21/29 (a)(d)	1,800,000	1,978,389
4.55%, 03/15/35 (a)(d)	690,000	837,912
4.50%, 05/14/35 (a)	1,275,000	1,543,381
4.30%, 05/14/36 (a)	1,200,000	1,420,812
4.05%, 11/21/39 (a)(d)	1,300,000	1,522,885
4.63%, 10/01/42 (a)(d)	100,000	123,382
4.40%, 11/06/42	700,000	847,385
4.85%, 06/15/44 (a)(d)	500,000	627,545
4.75%, 03/15/45 (a)(d)	168,000	210,258
4.70%, 05/14/45 (a)	1,200,000	1,502,028
4.45%, 05/14/46 (a)	250,000	306,480
4.88%, 11/14/48 (a)	569,000	744,383
4.25%, 11/21/49 (a)(d)	1,650,000	2,002,093
Adventist Health System
2.95%, 03/01/29 (a)	200,000	206,531
3.63%, 03/01/49 (a)	100,000	100,537
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	113,698
2.21%, 06/15/30 (a)	250,000	255,208
4.27%, 08/15/48 (a)	89,000	114,848
3.39%, 10/15/49 (a)	300,000	336,045
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	157,011
2.75%, 09/15/29 (a)	350,000	381,066
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	347,735
AHS Hospital Corp.
5.02%, 07/01/45	100,000	132,067
Allina Health System
Series 2019
3.89%, 04/15/49	100,000	121,023
Altria Group, Inc.
3.49%, 02/14/22	200,000	208,970
2.85%, 08/09/22	600,000	625,476
2.95%, 05/02/23	400,000	421,388
4.00%, 01/31/24	550,000	606,752
3.80%, 02/14/24 (a)	350,000	383,306
2.35%, 05/06/25 (a)	200,000	210,454
4.40%, 02/14/26 (a)	250,000	287,844
2.63%, 09/16/26 (a)	150,000	159,954
4.80%, 02/14/29 (a)	1,010,000	1,180,129
3.40%, 05/06/30 (a)	200,000	216,187
5.80%, 02/14/39 (a)	600,000	748,248
4.25%, 08/09/42	550,000	582,692
4.50%, 05/02/43	200,000	216,383
5.38%, 01/31/44	600,000	725,028
3.88%, 09/16/46 (a)	400,000	400,946
5.95%, 02/14/49 (a)	650,000	851,090
4.45%, 05/06/50 (a)	300,000	329,082
6.20%, 02/14/59 (a)	200,000	268,625

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	250,000	271,333
3.45%, 12/15/27 (a)	1,000,000	1,124,810
2.80%, 05/15/30 (a)	200,000	211,231
Amgen, Inc.
3.88%, 11/15/21 (a)	455,714	473,113
2.70%, 05/01/22 (a)	300,000	311,261
2.65%, 05/11/22 (a)	400,000	415,544
3.63%, 05/15/22 (a)	500,000	524,642
3.63%, 05/22/24 (a)	650,000	713,232
1.90%, 02/21/25 (a)	250,000	261,145
3.13%, 05/01/25 (a)	250,000	274,421
2.60%, 08/19/26 (a)	450,000	490,896
2.20%, 02/21/27 (a)	250,000	263,134
3.20%, 11/02/27 (a)	150,000	168,758
2.45%, 02/21/30 (a)	500,000	529,525
2.30%, 02/25/31 (a)	475,000	495,168
6.38%, 06/01/37	150,000	219,246
3.15%, 02/21/40 (a)	700,000	752,976
4.95%, 10/01/41	600,000	782,703
5.15%, 11/15/41 (a)	650,000	867,379
5.65%, 06/15/42 (a)	200,000	285,297
4.40%, 05/01/45 (a)	650,000	807,550
4.56%, 06/15/48 (a)	300,000	391,290
3.38%, 02/21/50 (a)	800,000	888,080
4.66%, 06/15/51 (a)	1,200,000	1,602,354
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,347,180
4.70%, 02/01/36 (a)	1,600,000	1,884,352
4.90%, 02/01/46 (a)	3,050,000	3,713,619
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	200,000	209,712
3.30%, 02/01/23 (a)	814,000	863,235
3.70%, 02/01/24	450,000	494,797
3.65%, 02/01/26 (a)	500,000	561,037
4.70%, 02/01/36 (a)	387,000	450,615
4.00%, 01/17/43	150,000	162,516
4.63%, 02/01/44	400,000	467,384
4.90%, 02/01/46 (a)	550,000	672,070
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	173,000	179,512
3.50%, 01/12/24 (a)	300,000	326,895
4.15%, 01/23/25 (a)	700,000	794,213
4.00%, 04/13/28 (a)	850,000	983,254
4.75%, 01/23/29 (a)	1,325,000	1,600,679
3.50%, 06/01/30 (a)	650,000	731,731
4.90%, 01/23/31 (a)	750,000	940,969
4.38%, 04/15/38 (a)	125,000	142,013
8.20%, 01/15/39	200,000	321,708
5.45%, 01/23/39 (a)	550,000	697,548
4.35%, 06/01/40 (a)	400,000	458,352
4.95%, 01/15/42	390,000	471,426
3.75%, 07/15/42	250,000	267,778
4.60%, 04/15/48 (a)	800,000	938,128
4.44%, 10/06/48 (a)	550,000	636,707
5.55%, 01/23/49 (a)	1,250,000	1,664,637
4.50%, 06/01/50 (a)	1,000,000	1,192,945
4.75%, 04/15/58 (a)	700,000	850,258
5.80%, 01/23/59 (a)	650,000	924,748
4.60%, 06/01/60 (a)	600,000	719,169
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	250,000	261,716
2.50%, 08/11/26 (a)	900,000	979,789
3.25%, 03/27/30 (a)	400,000	456,170
4.54%, 03/26/42	200,000	257,815
4.02%, 04/16/43	200,000	238,598
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 09/15/47 (a)	150,000	182,441
4.50%, 03/15/49 (a)	150,000	208,684
Ascension Health
2.53%, 11/15/29 (a)	70,000	75,161
3.11%, 11/15/39 (a)	100,000	108,421
3.95%, 11/15/46	650,000	814,989
AstraZeneca PLC
2.38%, 06/12/22 (a)	750,000	776,254
3.50%, 08/17/23 (a)	500,000	541,560
3.38%, 11/16/25	300,000	336,791
6.45%, 09/15/37	1,350,000	2,036,556
4.00%, 09/18/42	150,000	183,863
4.38%, 11/16/45	250,000	325,761
4.38%, 08/17/48 (a)	250,000	332,541
Banner Health
2.34%, 01/01/30 (a)	250,000	258,028
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,550,000	1,606,180
3.22%, 08/15/24 (a)	650,000	696,283
2.79%, 09/06/24 (a)	300,000	315,861
3.22%, 09/06/26 (a)	300,000	322,830
4.70%, 04/02/27 (a)	500,000	574,047
3.56%, 08/15/27 (a)	600,000	647,553
3.46%, 09/06/29 (a)	150,000	161,296
4.91%, 04/02/30 (a)	350,000	410,266
4.39%, 08/15/37 (a)	350,000	382,874
4.54%, 08/15/47 (a)	350,000	380,802
4.76%, 09/06/49 (a)	300,000	341,429
5.28%, 04/02/50 (a)	200,000	243,161
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	344,742
5.25%, 06/23/45 (a)	198,000	279,270
Baxter International, Inc.
1.70%, 08/15/21 (a)	250,000	252,330
3.75%, 10/01/25 (a)(d)	250,000	285,459
3.95%, 04/01/30 (a)(d)	250,000	297,458
3.50%, 08/15/46 (a)	250,000	278,608
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	496,078
Becton Dickinson & Co.
3.13%, 11/08/21	250,000	257,550
2.89%, 06/06/22 (a)	1,150,000	1,191,112
3.73%, 12/15/24 (a)	1,000,000	1,105,450
3.70%, 06/06/27 (a)	181,000	202,494
2.82%, 05/20/30 (a)	250,000	264,865
4.69%, 12/15/44 (a)	300,000	371,341
4.67%, 06/06/47 (a)	500,000	618,920
Becton Dickinson and Co.
3.79%, 05/20/50 (a)	250,000	279,558
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,148,170
2.25%, 05/01/30 (a)	500,000	506,540
5.20%, 09/15/45 (a)	500,000	650,130
3.15%, 05/01/50 (a)	450,000	435,892
Boston Scientific Corp.
3.38%, 05/15/22	200,000	209,002
3.45%, 03/01/24 (a)	350,000	381,138
3.85%, 05/15/25	200,000	224,234
3.75%, 03/01/26 (a)	250,000	284,360
4.00%, 03/01/28 (a)	200,000	230,499
4.00%, 03/01/29 (a)	300,000	343,985
2.65%, 06/01/30 (a)	500,000	521,280
7.00%, 11/15/35 (e)(f)	150,000	213,767
4.55%, 03/01/39 (a)	75,000	92,138

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.38%, 01/15/40	50,000	78,417
4.70%, 03/01/49 (a)	350,000	447,482
Bristol-Myers Squibb Co.
2.60%, 05/16/22 (d)	670,000	696,314
3.25%, 08/15/22 (d)	200,000	211,321
3.55%, 08/15/22 (d)	600,000	637,950
3.25%, 02/20/23 (a)(d)	200,000	213,310
4.00%, 08/15/23 (d)	200,000	220,684
3.63%, 05/15/24 (a)(d)	850,000	936,394
2.90%, 07/26/24 (a)(d)	1,150,000	1,243,380
3.88%, 08/15/25 (a)(d)	700,000	797,779
3.20%, 06/15/26 (a)(d)	1,000,000	1,122,290
3.25%, 02/27/27	250,000	287,901
3.45%, 11/15/27 (a)(d)	500,000	575,847
3.90%, 02/20/28 (a)(d)	350,000	412,524
3.40%, 07/26/29 (a)(d)	1,325,000	1,531,879
4.13%, 06/15/39 (a)(d)	250,000	318,785
3.25%, 08/01/42	350,000	392,112
5.25%, 08/15/43 (d)	250,000	358,909
4.50%, 03/01/44 (a)	100,000	135,992
5.00%, 08/15/45 (a)(d)	600,000	848,493
4.35%, 11/15/47 (a)(d)	600,000	792,105
4.55%, 02/20/48 (a)(d)	500,000	678,160
4.25%, 10/26/49 (a)(d)	1,300,000	1,718,164
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	357,995
4.50%, 07/15/45 (a)	150,000	188,643
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	260,591
3.75%, 09/25/27 (a)	600,000	631,173
Campbell Soup Co.
2.50%, 08/02/22	350,000	360,904
3.95%, 03/15/25 (a)	250,000	280,926
4.15%, 03/15/28 (a)	650,000	753,220
2.38%, 04/24/30 (a)	250,000	259,254
3.13%, 04/24/50 (a)	300,000	307,487
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	822,000	878,373
3.75%, 09/15/25 (a)	250,000	280,049
3.41%, 06/15/27 (a)	400,000	448,900
4.60%, 03/15/43	100,000	110,508
4.50%, 11/15/44 (a)	150,000	163,029
4.90%, 09/15/45 (a)	350,000	411,185
4.37%, 06/15/47 (a)	100,000	111,113
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	125,969
2.59%, 02/01/50 (a)(g)	120,000	120,769
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	183,862
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	544,647
Cigna Corp.
3.40%, 09/17/21	500,000	516,627
3.90%, 02/15/22 (d)	194,000	203,849
3.05%, 11/30/22 (a)(d)	39,000	41,086
3.00%, 07/15/23 (a)(d)	485,000	514,013
3.75%, 07/15/23 (a)	1,000,000	1,086,000
3.25%, 04/15/25 (a)(d)	300,000	327,635
4.13%, 11/15/25 (a)	750,000	861,221
4.50%, 02/25/26 (a)(d)	485,000	565,095
3.40%, 03/01/27 (a)(d)	635,000	702,872
3.05%, 10/15/27 (a)(d)	291,000	316,253
4.38%, 10/15/28 (a)	1,300,000	1,541,410
2.40%, 03/15/30 (a)	500,000	519,647
4.80%, 08/15/38 (a)	500,000	635,927
3.20%, 03/15/40 (a)	250,000	266,274
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.13%, 11/15/41 (d)	145,000	206,690
4.80%, 07/15/46 (a)(d)	630,000	799,527
3.88%, 10/15/47 (a)(d)	339,000	386,731
4.90%, 12/15/48 (a)	850,000	1,124,660
3.40%, 03/15/50 (a)	400,000	432,962
City of Hope
5.62%, 11/15/43	195,000	282,067
Cleveland Clinic Foundation
4.86%, 01/01/14	350,000	489,667
Clorox Co.
3.05%, 09/15/22 (a)	200,000	210,578
3.90%, 05/15/28 (a)	550,000	643,497
Coca-Cola Co.
3.30%, 09/01/21	550,000	568,887
2.20%, 05/25/22	450,000	465,601
2.50%, 04/01/23	250,000	266,905
3.20%, 11/01/23	1,250,000	1,360,875
1.75%, 09/06/24	300,000	314,876
2.88%, 10/27/25	250,000	277,281
2.55%, 06/01/26	150,000	164,756
3.38%, 03/25/27	400,000	459,706
2.90%, 05/25/27	150,000	167,674
1.45%, 06/01/27	250,000	257,388
2.13%, 09/06/29	300,000	320,883
3.45%, 03/25/30	500,000	588,837
1.65%, 06/01/30	250,000	255,088
4.13%, 03/25/40	300,000	381,759
4.20%, 03/25/50	800,000	1,061,992
2.60%, 06/01/50	700,000	708,263
2.75%, 06/01/60	300,000	304,118
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	400,000	421,836
5.25%, 11/26/43	200,000	272,193
Colgate-Palmolive Co.
2.10%, 05/01/23	410,000	429,211
3.25%, 03/15/24	500,000	548,312
3.70%, 08/01/47 (a)	277,000	360,341
CommonSpirit Health
2.76%, 10/01/24 (a)	250,000	258,169
3.35%, 10/01/29 (a)	300,000	309,419
4.35%, 11/01/42	250,000	259,978
3.82%, 10/01/49 (a)	250,000	269,466
4.19%, 10/01/49 (a)	300,000	311,489
Conagra Brands, Inc.
3.80%, 10/22/21	350,000	364,065
3.20%, 01/25/23 (a)	333,000	353,759
4.30%, 05/01/24 (a)	360,000	399,733
4.60%, 11/01/25 (a)	350,000	404,218
4.85%, 11/01/28 (a)	500,000	604,022
8.25%, 09/15/30	100,000	148,810
5.30%, 11/01/38 (a)	350,000	459,301
5.40%, 11/01/48 (a)	350,000	486,521
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	371,052
4.25%, 05/01/23	500,000	548,182
4.75%, 11/15/24	250,000	288,504
4.40%, 11/15/25 (a)	350,000	404,824
4.75%, 12/01/25	200,000	235,375
3.70%, 12/06/26 (a)	200,000	224,359
4.65%, 11/15/28 (a)	250,000	296,371
3.15%, 08/01/29 (a)	250,000	269,913
2.88%, 05/01/30 (a)	550,000	584,059
4.50%, 05/09/47 (a)	175,000	209,566
4.10%, 02/15/48 (a)	150,000	170,667
5.25%, 11/15/48 (a)	200,000	263,376

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Covidien International Finance S.A.
3.20%, 06/15/22 (a)	100,000	104,663
CVS Health Corp.
2.13%, 06/01/21 (a)	750,000	759,937
3.50%, 07/20/22 (a)	500,000	526,925
2.75%, 12/01/22 (a)	500,000	521,850
3.70%, 03/09/23 (a)	2,450,000	2,631,484
4.00%, 12/05/23 (a)	500,000	549,075
3.38%, 08/12/24 (a)	650,000	707,993
2.63%, 08/15/24 (a)	300,000	319,278
4.10%, 03/25/25 (a)	950,000	1,074,360
3.88%, 07/20/25 (a)	950,000	1,066,707
2.88%, 06/01/26 (a)	900,000	975,141
3.00%, 08/15/26 (a)	250,000	273,251
3.63%, 04/01/27 (a)	200,000	225,472
4.30%, 03/25/28 (a)	2,870,000	3,354,169
3.25%, 08/15/29 (a)	250,000	276,323
3.75%, 04/01/30 (a)	400,000	459,656
4.88%, 07/20/35 (a)	250,000	315,111
4.78%, 03/25/38 (a)	1,450,000	1,798,964
6.13%, 09/15/39	150,000	213,044
4.13%, 04/01/40 (a)	450,000	532,415
5.30%, 12/05/43 (a)	600,000	783,957
5.13%, 07/20/45 (a)	950,000	1,232,017
5.05%, 03/25/48 (a)	2,600,000	3,406,767
4.25%, 04/01/50 (a)	300,000	362,950
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	167,171
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	250,000	274,475
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	210,515
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	258,374
2.20%, 11/15/24 (a)	400,000	420,956
2.60%, 11/15/29 (a)	250,000	266,386
3.25%, 11/15/39 (a)	350,000	386,531
3.40%, 11/15/49 (a)	350,000	392,845
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	263,944
2.13%, 10/24/24 (a)	450,000	474,043
1.38%, 09/29/25 (a)	300,000	305,685
3.88%, 05/18/28 (a)	450,000	527,634
2.38%, 10/24/29 (a)	200,000	213,608
2.00%, 04/29/30 (a)	250,000	258,989
2.13%, 04/29/32 (a)	250,000	259,599
5.88%, 09/30/36	600,000	864,654
Diageo Investment Corp.
2.88%, 05/11/22	262,000	273,511
4.25%, 05/11/42	100,000	125,566
Dignity Health
3.13%, 11/01/22	250,000	258,463
5.27%, 11/01/64	150,000	175,095
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	251,040
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	299,304
Eli Lilly and Co.
2.35%, 05/15/22	350,000	362,728
2.75%, 06/01/25 (a)	110,000	120,479
3.10%, 05/15/27 (a)	250,000	281,181
3.38%, 03/15/29 (a)	350,000	405,062
3.88%, 03/15/39 (a)	250,000	306,478
3.95%, 05/15/47 (a)	100,000	125,932
3.95%, 03/15/49 (a)	500,000	639,987
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 05/15/50 (a)	600,000	576,429
4.15%, 03/15/59 (a)	400,000	526,340
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	52,682
2.38%, 12/01/29 (a)	200,000	214,825
2.60%, 04/15/30 (a)	250,000	272,920
4.15%, 03/15/47 (a)	600,000	755,079
3.13%, 12/01/49 (a)	200,000	219,068
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	261,406
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	181,268
3.50%, 01/16/50 (a)	1,050,000	1,085,800
General Mills, Inc.
2.60%, 10/12/22 (a)	150,000	156,104
3.70%, 10/17/23 (a)	166,000	181,221
4.00%, 04/17/25 (a)	950,000	1,075,105
3.20%, 02/10/27 (a)	300,000	339,252
4.20%, 04/17/28 (a)	325,000	383,583
2.88%, 04/15/30 (a)	350,000	381,495
4.55%, 04/17/38 (a)	400,000	503,038
5.40%, 06/15/40	100,000	136,715
4.70%, 04/17/48 (a)	250,000	333,746
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	350,000	366,467
1.95%, 03/01/22 (a)	200,000	204,617
3.25%, 09/01/22 (a)	450,000	476,442
2.50%, 09/01/23 (a)	600,000	634,665
3.70%, 04/01/24 (a)	700,000	771,767
3.50%, 02/01/25 (a)	600,000	669,243
3.65%, 03/01/26 (a)	700,000	801,164
4.60%, 09/01/35 (a)	500,000	657,177
4.00%, 09/01/36 (a)	200,000	248,143
5.65%, 12/01/41 (a)	200,000	291,019
4.80%, 04/01/44 (a)	600,000	809,352
4.50%, 02/01/45 (a)	350,000	457,053
4.75%, 03/01/46 (a)	950,000	1,285,250
4.15%, 03/01/47 (a)	725,000	927,018
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	590,000	615,774
2.88%, 06/01/22 (a)	400,000	417,374
3.00%, 06/01/24 (a)	250,000	270,658
3.38%, 06/01/29 (a)	650,000	749,014
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/23	250,000	269,796
3.63%, 05/15/25	1,000,000	1,131,090
3.88%, 05/15/28	500,000	590,025
5.38%, 04/15/34	180,000	251,181
6.38%, 05/15/38	900,000	1,372,711
Hackensack Meridian Health, Inc.
4.21%, 07/01/48 (a)	150,000	187,199
4.50%, 07/01/57 (a)	150,000	193,148
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	135,070
Hasbro, Inc.
2.60%, 11/19/22	200,000	206,429
3.00%, 11/19/24 (a)	200,000	209,509
3.55%, 11/19/26 (a)	250,000	265,089
3.50%, 09/15/27 (a)	100,000	104,471
3.90%, 11/19/29 (a)	200,000	209,014
6.35%, 03/15/40	200,000	231,433
5.10%, 05/15/44 (a)	100,000	103,223
HCA, Inc.
4.75%, 05/01/23	450,000	487,753
5.00%, 03/15/24	1,000,000	1,111,670

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 04/15/25	250,000	286,830
5.25%, 06/15/26 (a)	250,000	289,015
4.50%, 02/15/27 (a)	500,000	557,105
4.13%, 06/15/29 (a)	550,000	607,791
5.13%, 06/15/39 (a)	300,000	351,315
5.50%, 06/15/47 (a)	500,000	611,965
5.25%, 06/15/49 (a)	750,000	901,957
Hershey Co.
0.90%, 06/01/25 (a)	250,000	251,718
2.30%, 08/15/26 (a)	710,000	771,578
2.45%, 11/15/29 (a)	100,000	108,005
3.13%, 11/15/49 (a)	150,000	165,680
2.65%, 06/01/50 (a)	300,000	306,030
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	240,000	301,672
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	163,487
2.90%, 06/01/30 (a)	250,000	267,154
3.90%, 06/01/50 (a)	100,000	114,726
JM Smucker Co.
3.50%, 10/15/21	250,000	259,990
3.50%, 03/15/25	500,000	555,622
2.38%, 03/15/30 (a)	200,000	204,986
4.25%, 03/15/35	250,000	296,568
4.38%, 03/15/45	250,000	296,746
Johnson & Johnson
2.45%, 12/05/21	100,000	103,007
2.05%, 03/01/23 (a)	100,000	104,234
3.38%, 12/05/23	500,000	551,007
2.63%, 01/15/25 (a)	270,000	293,699
2.45%, 03/01/26 (a)	450,000	492,457
2.95%, 03/03/27 (a)	1,600,000	1,787,920
2.90%, 01/15/28 (a)	100,000	112,555
3.55%, 03/01/36 (a)	117,000	138,609
3.63%, 03/03/37 (a)	400,000	483,330
3.40%, 01/15/38 (a)	1,250,000	1,480,350
5.85%, 07/15/38	382,000	581,540
4.85%, 05/15/41	150,000	216,094
4.50%, 12/05/43 (a)	200,000	275,086
3.70%, 03/01/46 (a)	925,000	1,158,604
3.75%, 03/03/47 (a)	200,000	253,654
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	841,012
4.15%, 05/01/47 (a)	125,000	164,142
3.27%, 11/01/49 (a)	550,000	621,483
Kellogg Co.
2.65%, 12/01/23	350,000	371,005
4.30%, 05/15/28 (a)	750,000	881,077
2.10%, 06/01/30 (a)	250,000	254,258
4.50%, 04/01/46	231,000	285,576
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	450,000	490,504
3.13%, 12/15/23 (a)	250,000	268,588
4.42%, 05/25/25 (a)	800,000	923,548
2.55%, 09/15/26 (a)	150,000	161,393
3.43%, 06/15/27 (a)	150,000	165,821
4.60%, 05/25/28 (a)	500,000	600,627
3.20%, 05/01/30 (a)	300,000	334,152
4.99%, 05/25/38 (a)	200,000	256,678
4.50%, 11/15/45 (a)	150,000	183,752
4.42%, 12/15/46 (a)	250,000	303,176
5.09%, 05/25/48 (a)	150,000	201,519
3.80%, 05/01/50 (a)	250,000	283,948
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	262,516
3.95%, 11/01/28 (a)	200,000	239,633
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 04/25/29 (a)	600,000	682,992
3.10%, 03/26/30 (a)	200,000	228,176
6.63%, 08/01/37	100,000	159,443
5.30%, 03/01/41	450,000	636,887
3.20%, 07/30/46 (a)	100,000	114,451
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	73,000	99,529
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	328,663
5.00%, 03/15/42	200,000	258,831
Kroger Co.
2.80%, 08/01/22 (a)	500,000	521,890
4.00%, 02/01/24 (a)	450,000	495,711
2.65%, 10/15/26 (a)	100,000	108,928
4.50%, 01/15/29 (a)	200,000	244,521
2.20%, 05/01/30 (a)	550,000	572,311
7.50%, 04/01/31	100,000	148,453
6.90%, 04/15/38	90,000	132,120
5.40%, 07/15/40 (a)	500,000	637,875
5.15%, 08/01/43 (a)	67,000	85,643
3.88%, 10/15/46 (a)	100,000	112,519
4.45%, 02/01/47 (a)	250,000	307,123
4.65%, 01/15/48 (a)	100,000	126,295
5.40%, 01/15/49 (a)	200,000	280,254
3.95%, 01/15/50 (a)	220,000	253,499
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,347,162
2.30%, 12/01/24 (a)	200,000	210,782
3.60%, 02/01/25 (a)	150,000	165,701
2.95%, 12/01/29 (a)	100,000	106,552
4.70%, 02/01/45 (a)	300,000	364,672
Mayo Clinic
4.13%, 11/15/52	250,000	326,751
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	150,000	156,432
3.15%, 08/15/24 (a)	200,000	217,209
3.40%, 08/15/27 (a)	350,000	390,848
2.50%, 04/15/30 (a)	200,000	210,709
4.20%, 08/15/47 (a)	150,000	183,843
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	260,488
3.80%, 03/15/24 (a)	500,000	550,587
3.95%, 02/16/28 (a)	300,000	343,784
4.75%, 05/30/29 (a)	200,000	241,813
4.88%, 03/15/44 (a)	69,000	84,157
McLaren Health Care Corp.
Series A
4.39%, 05/15/48 (a)	50,000	59,842
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	347,861
5.90%, 11/01/39	150,000	211,883
4.60%, 06/01/44 (a)	250,000	320,246
MedStar Health, Inc.
3.63%, 08/15/49	100,000	108,402
Medtronic, Inc.
3.15%, 03/15/22	450,000	471,926
3.63%, 03/15/24 (a)	350,000	385,863
3.50%, 03/15/25	925,000	1,043,719
4.38%, 03/15/35	800,000	1,047,972
4.63%, 03/15/45	750,000	1,011,660
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	41,399
4.20%, 07/01/55	400,000	524,370

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Merck & Co., Inc.
2.35%, 02/10/22	400,000	412,692
2.80%, 05/18/23	800,000	852,488
2.75%, 02/10/25 (a)	1,550,000	1,684,152
3.40%, 03/07/29 (a)	500,000	579,310
3.90%, 03/07/39 (a)	350,000	434,292
2.35%, 06/24/40 (a)	250,000	254,809
3.60%, 09/15/42 (a)	200,000	239,194
4.15%, 05/18/43	450,000	578,311
3.70%, 02/10/45 (a)	700,000	849,124
4.00%, 03/07/49 (a)	600,000	777,612
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	300,000	304,167
3.50%, 05/01/22	200,000	208,755
3.00%, 07/15/26 (a)	590,000	613,208
5.00%, 05/01/42	350,000	372,708
4.20%, 07/15/46 (a)	600,000	584,541
Mondelez International, Inc.
0.63%, 07/01/22	175,000	174,976
3.63%, 05/07/23 (a)	550,000	593,112
1.50%, 05/04/25 (a)	300,000	306,024
3.63%, 02/13/26 (a)	200,000	225,820
4.13%, 05/07/28 (a)	300,000	356,769
2.75%, 04/13/30 (a)	425,000	458,851
4.63%, 05/07/48 (a)	150,000	196,093
Montefiore Obligated Group
4.29%, 09/01/50	200,000	198,790
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	350,000	376,537
Mylan N.V.
3.15%, 06/15/21 (a)	400,000	408,450
3.95%, 06/15/26 (a)	800,000	895,312
5.25%, 06/15/46 (a)	300,000	370,107
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	218,861
4.55%, 04/15/28 (a)	350,000	405,251
5.40%, 11/29/43 (a)	250,000	308,174
5.20%, 04/15/48 (a)	250,000	308,496
New York and Presbyterian Hospital
4.02%, 08/01/45	100,000	123,380
3.95%, 08/01/19 (a)	450,000	485,518
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	213,238
4.26%, 11/01/47 (a)	300,000	333,788
3.81%, 11/01/49 (a)	150,000	157,776
Novartis Capital Corp.
2.40%, 09/21/22	650,000	677,628
3.40%, 05/06/24	350,000	385,938
1.75%, 02/14/25 (a)	350,000	366,247
3.00%, 11/20/25 (a)	750,000	833,036
2.00%, 02/14/27 (a)	390,000	414,835
3.10%, 05/17/27 (a)	650,000	730,792
2.20%, 08/14/30 (a)	500,000	529,010
4.40%, 05/06/44	625,000	838,991
4.00%, 11/20/45 (a)	500,000	633,370
2.75%, 08/14/50 (a)	450,000	478,321
NYU Langone Hospitals
4.78%, 07/01/44	350,000	404,470
4.37%, 07/01/47 (a)	130,000	142,832
3.38%, 07/01/55 (a)	200,000	196,100
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	110,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Partners Healthcare System, Inc.
3.77%, 07/01/48 (a)	250,000	285,749
3.19%, 07/01/49 (a)	100,000	107,032
3.34%, 07/01/60 (a)	250,000	268,668
PeaceHealth Obligated Group
Series 2018
4.79%, 11/15/48 (a)	100,000	132,934
PepsiCo, Inc.
3.00%, 08/25/21	300,000	309,005
1.70%, 10/06/21 (a)	850,000	864,352
2.75%, 03/05/22	800,000	833,200
2.25%, 05/02/22 (a)	200,000	206,653
2.75%, 03/01/23	500,000	529,872
0.75%, 05/01/23	150,000	151,283
3.60%, 03/01/24 (a)	500,000	551,587
2.75%, 04/30/25 (a)	300,000	327,507
3.50%, 07/17/25 (a)	100,000	113,369
2.38%, 10/06/26 (a)	250,000	272,476
2.63%, 03/19/27 (a)	200,000	219,556
3.00%, 10/15/27 (a)	500,000	561,645
2.63%, 07/29/29 (a)	550,000	609,543
2.75%, 03/19/30 (a)	400,000	446,604
1.63%, 05/01/30 (a)	225,000	229,500
3.50%, 03/19/40 (a)	500,000	593,180
3.60%, 08/13/42	145,000	174,992
4.60%, 07/17/45 (a)	875,000	1,185,174
4.45%, 04/14/46 (a)	500,000	668,557
3.45%, 10/06/46 (a)	1,000,000	1,165,095
3.38%, 07/29/49 (a)	350,000	403,685
2.88%, 10/15/49 (a)	250,000	272,181
3.63%, 03/19/50 (a)	450,000	548,644
3.88%, 03/19/60 (a)	300,000	382,404
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	268,061
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	300,000	319,340
4.38%, 03/15/26 (a)	200,000	220,438
Perrigo Finance UnLtd. Co.
3.15%, 06/15/30 (a)	250,000	253,026
4.90%, 12/15/44 (a)	250,000	266,476
Pfizer, Inc.
1.95%, 06/03/21	500,000	507,912
3.00%, 09/15/21	250,000	258,128
2.20%, 12/15/21	350,000	359,205
2.80%, 03/11/22	96,000	99,976
3.00%, 06/15/23	500,000	536,917
5.80%, 08/12/23	100,000	115,760
3.20%, 09/15/23 (a)	500,000	541,157
2.95%, 03/15/24 (a)	268,000	290,563
3.40%, 05/15/24	250,000	277,494
0.80%, 05/28/25 (a)	500,000	502,535
2.75%, 06/03/26	800,000	889,388
3.00%, 12/15/26	300,000	339,158
3.60%, 09/15/28 (a)	250,000	295,114
3.45%, 03/15/29 (a)	500,000	584,870
2.63%, 04/01/30 (a)	500,000	551,435
1.70%, 05/28/30 (a)	250,000	254,654
4.00%, 12/15/36	250,000	307,559
4.10%, 09/15/38 (a)	200,000	250,053
7.20%, 03/15/39	650,000	1,101,425
5.60%, 09/15/40	200,000	292,082
4.30%, 06/15/43	150,000	193,378
4.40%, 05/15/44	850,000	1,118,345
4.13%, 12/15/46	1,000,000	1,292,270
4.20%, 09/15/48 (a)	300,000	391,861

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/15/49 (a)	150,000	192,714
2.70%, 05/28/50 (a)	250,000	259,196
Pharmacia LLC
6.60%, 12/01/28	500,000	694,697
Philip Morris International, Inc.
2.90%, 11/15/21	500,000	517,870
2.63%, 02/18/22 (a)	200,000	206,286
2.38%, 08/17/22 (a)	500,000	518,575
2.50%, 08/22/22	250,000	259,980
2.50%, 11/02/22 (a)	250,000	261,138
2.63%, 03/06/23	150,000	158,434
2.13%, 05/10/23 (a)	500,000	521,397
1.50%, 05/01/25 (a)	200,000	204,797
2.75%, 02/25/26 (a)	230,000	250,212
3.13%, 03/02/28 (a)	650,000	730,753
3.38%, 08/15/29 (a)	250,000	284,696
6.38%, 05/16/38	650,000	981,272
4.38%, 11/15/41	250,000	304,408
4.50%, 03/20/42	200,000	245,195
3.88%, 08/21/42	250,000	285,861
4.13%, 03/04/43	250,000	296,031
4.88%, 11/15/43	375,000	483,847
4.25%, 11/10/44	400,000	485,438
Procter & Gamble Co.
1.70%, 11/03/21	250,000	254,721
2.30%, 02/06/22	581,000	600,002
2.15%, 08/11/22	500,000	519,462
2.70%, 02/02/26	500,000	560,077
2.45%, 11/03/26	350,000	385,712
2.80%, 03/25/27	200,000	223,224
3.00%, 03/25/30	500,000	573,330
5.50%, 02/01/34	150,000	217,058
3.55%, 03/25/40	300,000	361,121
3.50%, 10/25/47	650,000	799,877
3.60%, 03/25/50	450,000	567,016
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	350,000	365,809
3.74%, 10/01/47	112,000	126,531
3.93%, 10/01/48 (a)	200,000	224,950
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	330,747
4.20%, 06/30/29 (a)	100,000	116,771
2.95%, 06/30/30 (a)	300,000	318,941
2.80%, 06/30/31 (a)	300,000	315,861
4.70%, 03/30/45 (a)	300,000	369,274
Reynolds American, Inc.
4.00%, 06/12/22	300,000	316,949
4.45%, 06/12/25 (a)	750,000	846,405
5.70%, 08/15/35 (a)	200,000	247,532
7.25%, 06/15/37	375,000	497,595
6.15%, 09/15/43	500,000	621,125
5.85%, 08/15/45 (a)	1,250,000	1,542,737
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	200,000	224,920
Sanofi
3.38%, 06/19/23 (a)	350,000	378,952
3.63%, 06/19/28 (a)	250,000	295,349
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	750,000	764,640
2.88%, 09/23/23 (a)	1,400,000	1,485,309
3.20%, 09/23/26 (a)	800,000	889,512
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	114,123
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	244,707
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	163,388
3.50%, 03/15/26 (a)	790,000	888,221
3.65%, 03/07/28 (a)	150,000	174,008
1.95%, 06/15/30 (a)	500,000	503,830
4.38%, 05/15/44 (a)	100,000	122,215
4.63%, 03/15/46 (a)	400,000	519,390
2.90%, 06/15/50 (a)	300,000	301,787
Sysco Corp.
2.50%, 07/15/21 (a)	200,000	203,476
3.55%, 03/15/25 (a)	600,000	647,289
3.75%, 10/01/25 (a)	500,000	548,340
3.30%, 07/15/26 (a)	250,000	268,099
3.25%, 07/15/27 (a)	200,000	212,277
2.40%, 02/15/30 (a)	200,000	197,863
5.95%, 04/01/30 (a)	400,000	503,466
6.60%, 04/01/40 (a)	200,000	271,655
4.85%, 10/01/45 (a)	225,000	261,908
4.50%, 04/01/46 (a)	200,000	217,242
3.30%, 02/15/50 (a)	300,000	284,834
6.60%, 04/01/50 (a)	400,000	555,004
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	650,000	678,301
4.40%, 11/26/23 (a)	250,000	278,685
5.00%, 11/26/28 (a)	400,000	494,198
2.05%, 03/31/30 (a)(g)	450,000	450,151
3.03%, 07/09/40 (a)(g)	300,000	302,868
3.18%, 07/09/50 (a)(g)	250,000	250,410
3.38%, 07/09/60 (a)(g)	300,000	299,694
Texas Health Resources
4.33%, 11/15/55	100,000	131,105
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	500,000	529,675
4.15%, 02/01/24 (a)	800,000	887,192
4.13%, 03/25/25 (a)	300,000	342,518
3.20%, 08/15/27 (a)	332,000	370,733
2.60%, 10/01/29 (a)	250,000	270,776
4.50%, 03/25/30 (a)	300,000	370,248
5.30%, 02/01/44 (a)	200,000	283,038
4.10%, 08/15/47 (a)	250,000	311,624
Toledo Hospital
5.33%, 11/15/28	75,000	80,769
5.75%, 11/15/38 (a)	275,000	324,823
Trinity Health Corp.
4.13%, 12/01/45	225,000	269,811
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	150,000	152,649
4.50%, 06/15/22 (a)	250,000	265,864
3.90%, 09/28/23 (a)	150,000	163,749
3.95%, 08/15/24 (a)	150,000	166,340
4.00%, 03/01/26 (a)	250,000	286,521
3.55%, 06/02/27 (a)	350,000	388,796
4.35%, 03/01/29 (a)	260,000	307,444
4.88%, 08/15/34 (a)	800,000	1,008,168
5.15%, 08/15/44 (a)	125,000	159,396
4.55%, 06/02/47 (a)	400,000	483,564
5.10%, 09/28/48 (a)	210,000	272,683
Unilever Capital Corp.
1.38%, 07/28/21	500,000	505,832
2.20%, 05/05/22 (a)	250,000	257,609
3.25%, 03/07/24 (a)	200,000	217,935
2.60%, 05/05/24 (a)	450,000	481,390
2.00%, 07/28/26	500,000	531,807
2.90%, 05/05/27 (a)	200,000	222,972
3.50%, 03/22/28 (a)	550,000	635,220

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 09/06/29 (a)	400,000	423,172
5.90%, 11/15/32	300,000	435,807
Upjohn, Inc.
1.65%, 06/22/25 (a)(d)	100,000	101,948
4.00%, 06/22/50 (a)(d)	300,000	321,785
Whirlpool Corp.
4.85%, 06/15/21	250,000	260,369
4.00%, 03/01/24	100,000	107,365
3.70%, 05/01/25	100,000	108,705
4.75%, 02/26/29 (a)	250,000	296,084
4.50%, 06/01/46 (a)	150,000	166,155
4.60%, 05/15/50 (a)	300,000	342,540
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	187,706
Wyeth LLC
6.50%, 02/01/34	200,000	310,846
6.00%, 02/15/36	150,000	220,064
5.95%, 04/01/37	500,000	739,002
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	250,000	259,538
3.70%, 03/19/23 (a)	100,000	106,488
3.55%, 04/01/25 (a)	600,000	653,211
3.05%, 01/15/26 (a)	200,000	214,961
3.55%, 03/20/30 (a)	300,000	324,498
4.45%, 08/15/45 (a)	299,000	322,144
Zoetis, Inc.
3.25%, 02/01/23 (a)	350,000	369,670
3.00%, 09/12/27 (a)	500,000	552,932
3.90%, 08/20/28 (a)	620,000	731,327
2.00%, 05/15/30 (a)	200,000	205,921
4.70%, 02/01/43 (a)	300,000	395,859
4.45%, 08/20/48 (a)	150,000	195,524
3.00%, 05/15/50 (a)	300,000	317,747
		358,624,963
Energy 2.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	417,372
3.34%, 12/15/27 (a)	650,000	695,480
3.14%, 11/07/29 (a)	200,000	209,607
4.49%, 05/01/30 (a)	150,000	173,367
4.08%, 12/15/47 (a)	575,000	601,191
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	185,211
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	355,275
4.45%, 07/15/27 (a)	450,000	471,175
BP Capital Markets America, Inc.
3.25%, 05/06/22	250,000	262,228
2.52%, 09/19/22 (a)	200,000	207,565
2.94%, 04/06/23	500,000	529,255
2.75%, 05/10/23	350,000	369,731
3.22%, 11/28/23 (a)	400,000	429,516
3.79%, 02/06/24 (a)	250,000	273,510
3.22%, 04/14/24 (a)	350,000	376,696
3.19%, 04/06/25 (a)	300,000	327,229
3.80%, 09/21/25 (a)	300,000	340,264
3.41%, 02/11/26 (a)	250,000	276,975
3.12%, 05/04/26 (a)	350,000	382,842
3.02%, 01/16/27 (a)	200,000	216,943
3.54%, 04/06/27 (a)	300,000	333,910
3.59%, 04/14/27 (a)	150,000	167,053
3.94%, 09/21/28 (a)	550,000	630,564
4.23%, 11/06/28 (a)	600,000	699,681
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/06/30 (a)	700,000	795,294
3.00%, 02/24/50 (a)	650,000	638,316
BP Capital Markets PLC
3.56%, 11/01/21	400,000	415,528
3.06%, 03/17/22	300,000	312,135
2.50%, 11/06/22	300,000	312,306
3.99%, 09/26/23	250,000	274,706
3.81%, 02/10/24	500,000	549,627
3.54%, 11/04/24	300,000	330,163
3.51%, 03/17/25	300,000	332,086
3.28%, 09/19/27 (a)	450,000	492,615
3.72%, 11/28/28 (a)	250,000	283,423
Burlington Resources LLC
7.20%, 08/15/31	250,000	359,879
5.95%, 10/15/36	250,000	339,167
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	110,000	112,927
2.95%, 01/15/23 (a)	550,000	568,386
3.80%, 04/15/24 (a)	150,000	159,816
3.90%, 02/01/25 (a)	100,000	107,569
3.85%, 06/01/27 (a)	200,000	214,284
7.20%, 01/15/32	125,000	154,440
6.45%, 06/30/33	150,000	181,342
6.50%, 02/15/37	200,000	240,593
6.25%, 03/15/38	500,000	593,742
6.75%, 02/01/39	150,000	182,570
4.95%, 06/01/47 (a)	250,000	276,546
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	712,434
5.88%, 03/31/25 (a)	375,000	421,479
5.13%, 06/30/27 (a)	450,000	495,115
3.70%, 11/15/29 (a)(d)	450,000	460,800
Chevron Corp.
2.41%, 03/03/22 (a)	300,000	308,988
2.50%, 03/03/22 (a)	300,000	310,157
2.36%, 12/05/22 (a)	299,000	311,625
1.14%, 05/11/23	400,000	407,224
2.57%, 05/16/23 (a)	250,000	263,721
3.19%, 06/24/23 (a)	1,150,000	1,234,226
2.90%, 03/03/24 (a)	1,250,000	1,345,606
1.55%, 05/11/25 (a)	600,000	617,553
2.95%, 05/16/26 (a)	250,000	277,804
2.00%, 05/11/27 (a)	100,000	104,634
2.24%, 05/11/30 (a)	500,000	526,037
2.98%, 05/11/40 (a)	300,000	322,267
3.08%, 05/11/50 (a)	300,000	319,246
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	264,608
3.90%, 05/15/27 (a)	200,000	203,396
4.38%, 03/15/29 (a)	200,000	205,787
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	551,941
Concho Resources, Inc.
4.38%, 01/15/25 (a)	100,000	103,524
4.30%, 08/15/28 (a)	850,000	933,789
4.88%, 10/01/47 (a)	150,000	169,931
4.85%, 08/15/48 (a)	275,000	312,086
Conoco Funding Co.
7.25%, 10/15/31	200,000	290,582
ConocoPhillips
5.90%, 10/15/32	100,000	137,627
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	839,475
6.95%, 04/15/29	450,000	629,145
5.90%, 05/15/38	250,000	342,660

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 02/01/39	1,100,000	1,603,244
4.30%, 11/15/44 (a)	300,000	368,059
5.95%, 03/15/46 (a)	125,000	184,496
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	277,804
7.95%, 04/15/32	100,000	116,392
5.60%, 07/15/41 (a)	400,000	393,606
4.75%, 05/15/42 (a)	150,000	132,553
5.00%, 06/15/45 (a)	550,000	492,321
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	300,347
4.75%, 05/31/25 (a)	225,000	241,279
5.38%, 05/31/25 (a)	300,000	310,634
3.25%, 12/01/26 (a)	300,000	301,166
3.50%, 12/01/29 (a)	300,000	290,838
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	158,824
3.60%, 12/15/24 (a)	300,000	329,673
3.00%, 11/15/29 (a)	200,000	214,519
4.80%, 11/01/43 (a)	400,000	467,854
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	98,104
4.40%, 03/15/27 (a)	250,000	232,758
4.95%, 05/15/28 (a)	250,000	232,069
4.15%, 09/15/29 (a)	300,000	262,179
5.00%, 05/15/44 (a)	150,000	121,241
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	250,000	257,833
5.88%, 10/15/25 (a)	150,000	179,225
7.50%, 04/15/38	100,000	133,206
5.50%, 09/15/40 (a)	200,000	242,669
7.38%, 10/15/45 (a)	150,000	210,663
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	271,419
2.50%, 01/15/25 (a)	150,000	156,994
4.25%, 12/01/26 (a)	850,000	968,001
3.70%, 07/15/27 (a)	475,000	524,979
3.13%, 11/15/29 (a)	350,000	366,452
4.50%, 06/10/44 (a)	150,000	171,824
5.50%, 12/01/46 (a)	150,000	193,877
4.00%, 11/15/49 (a)	150,000	163,234
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	1,450,000	1,523,450
4.25%, 03/15/23 (a)	250,000	263,558
5.88%, 01/15/24 (a)	900,000	1,004,697
4.90%, 02/01/24 (a)	250,000	271,731
4.05%, 03/15/25 (a)	200,000	212,781
2.90%, 05/15/25 (a)	350,000	359,098
4.75%, 01/15/26 (a)	350,000	382,349
4.20%, 04/15/27 (a)	250,000	262,066
5.50%, 06/01/27 (a)	350,000	391,547
5.25%, 04/15/29 (a)	300,000	328,035
3.75%, 05/15/30 (a)	500,000	497,752
4.90%, 03/15/35 (a)	550,000	556,688
6.63%, 10/15/36	325,000	359,822
7.50%, 07/01/38	500,000	598,857
6.05%, 06/01/41 (a)	350,000	368,678
6.50%, 02/01/42 (a)	600,000	656,385
5.15%, 02/01/43 (a)	100,000	94,437
5.95%, 10/01/43 (a)	48,000	48,899
5.15%, 03/15/45 (a)	250,000	237,959
6.13%, 12/15/45 (a)	350,000	366,567
5.30%, 04/15/47 (a)	250,000	249,936
6.00%, 06/15/48 (a)	350,000	369,859
6.25%, 04/15/49 (a)	500,000	533,712
5.00%, 05/15/50 (a)	650,000	617,682
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy Transfer Partners LP/ Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	321,705
Eni USA, Inc.
7.30%, 11/15/27	150,000	189,311
Enterprise Products Operating LLC
3.50%, 02/01/22	150,000	156,605
3.35%, 03/15/23 (a)	550,000	583,649
3.90%, 02/15/24 (a)	400,000	438,354
3.75%, 02/15/25 (a)	300,000	332,770
3.70%, 02/15/26 (a)	150,000	169,248
3.95%, 02/15/27 (a)	325,000	372,175
4.15%, 10/16/28 (a)	400,000	457,078
3.13%, 07/31/29 (a)	650,000	698,275
2.80%, 01/31/30 (a)	325,000	339,406
6.65%, 10/15/34	250,000	338,030
7.55%, 04/15/38	150,000	209,937
6.13%, 10/15/39	250,000	319,857
6.45%, 09/01/40	70,000	93,624
5.95%, 02/01/41	100,000	128,177
5.70%, 02/15/42	150,000	187,691
4.85%, 08/15/42 (a)	300,000	349,914
4.45%, 02/15/43 (a)	300,000	335,160
4.85%, 03/15/44 (a)	400,000	465,088
5.10%, 02/15/45 (a)	350,000	416,139
4.90%, 05/15/46 (a)	400,000	468,926
4.25%, 02/15/48 (a)	500,000	551,012
4.80%, 02/01/49 (a)	450,000	538,918
4.20%, 01/31/50 (a)	500,000	558,885
3.70%, 01/31/51 (a)	325,000	340,467
4.95%, 10/15/54 (a)	225,000	255,923
3.95%, 01/31/60 (a)	325,000	338,981
4.88%, 08/16/77 (a)(b)	200,000	174,998
5.25%, 08/16/77 (a)(b)	335,000	314,882
5.38%, 02/15/78 (a)(b)	235,000	212,354
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	524,120
3.15%, 04/01/25 (a)	250,000	273,809
4.15%, 01/15/26 (a)	50,000	57,596
4.38%, 04/15/30 (a)	300,000	358,467
3.90%, 04/01/35 (a)	165,000	193,779
4.95%, 04/15/50 (a)	300,000	383,337
Equinor A.S.A.
1.75%, 01/22/26 (a)	450,000	461,720
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	450,000	464,211
1.90%, 08/16/22	350,000	360,374
2.73%, 03/01/23 (a)	400,000	421,140
1.57%, 04/15/23	1,000,000	1,026,775
3.18%, 03/15/24 (a)	250,000	271,860
2.02%, 08/16/24 (a)	375,000	391,787
2.71%, 03/06/25 (a)	600,000	644,403
2.99%, 03/19/25 (a)	800,000	870,460
3.04%, 03/01/26 (a)	400,000	439,916
2.28%, 08/16/26 (a)	800,000	852,092
2.44%, 08/16/29 (a)	400,000	425,716
3.48%, 03/19/30 (a)	650,000	742,797
2.61%, 10/15/30 (a)	1,000,000	1,073,145
3.00%, 08/16/39 (a)	250,000	264,365
4.23%, 03/19/40 (a)	400,000	484,706
3.57%, 03/06/45 (a)	400,000	447,298
4.11%, 03/01/46 (a)	850,000	1,024,607
3.10%, 08/16/49 (a)	700,000	726,341
4.33%, 03/19/50 (a)	900,000	1,128,091
3.45%, 04/15/51 (a)	900,000	998,181

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Halliburton Co.
3.50%, 08/01/23 (a)	350,000	366,938
3.80%, 11/15/25 (a)	500,000	540,242
2.92%, 03/01/30 (a)	300,000	284,778
4.85%, 11/15/35 (a)	375,000	394,706
6.70%, 09/15/38	250,000	296,790
7.45%, 09/15/39	400,000	511,876
4.50%, 11/15/41 (a)	150,000	144,023
4.75%, 08/01/43 (a)	250,000	246,968
5.00%, 11/15/45 (a)	600,000	619,827
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	215,937
Hess Corp.
4.30%, 04/01/27 (a)	200,000	207,418
7.88%, 10/01/29	200,000	240,314
7.30%, 08/15/31	413,000	481,878
7.13%, 03/15/33	300,000	350,754
6.00%, 01/15/40	100,000	107,906
5.60%, 02/15/41	500,000	525,360
5.80%, 04/01/47 (a)	50,000	54,264
HollyFrontier Corp.
5.88%, 04/01/26 (a)	260,000	286,727
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	358,438
6.80%, 09/15/37	350,000	402,824
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	150,000	155,982
3.95%, 09/01/22 (a)	200,000	211,087
3.45%, 02/15/23 (a)	1,100,000	1,159,097
3.50%, 09/01/23 (a)	250,000	266,715
4.15%, 02/01/24 (a)	200,000	217,381
4.30%, 05/01/24 (a)	300,000	328,827
5.80%, 03/15/35	100,000	116,334
6.50%, 02/01/37	200,000	255,822
6.95%, 01/15/38	150,000	199,891
6.55%, 09/15/40	100,000	130,156
7.50%, 11/15/40	150,000	205,741
6.38%, 03/01/41	200,000	252,630
5.63%, 09/01/41	150,000	178,102
5.00%, 08/15/42 (a)	1,100,000	1,243,825
4.70%, 11/01/42 (a)	300,000	326,982
5.00%, 03/01/43 (a)	350,000	388,570
5.50%, 03/01/44 (a)	50,000	59,425
5.40%, 09/01/44 (a)	400,000	474,444
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	843,585
4.30%, 03/01/28 (a)	740,000	839,304
7.80%, 08/01/31	500,000	678,895
5.55%, 06/01/45 (a)	700,000	855,295
5.20%, 03/01/48 (a)	196,000	236,009
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	265,126
5.15%, 10/15/43 (a)	400,000	447,352
4.25%, 09/15/46 (a)	100,000	104,375
4.20%, 10/03/47 (a)	200,000	209,164
4.85%, 02/01/49 (a)	99,000	112,564
3.95%, 03/01/50 (a)	150,000	151,232
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	555,890
3.85%, 06/01/25 (a)	200,000	202,815
4.40%, 07/15/27 (a)	350,000	346,302
6.80%, 03/15/32	38,000	40,639
6.60%, 10/01/37	450,000	463,405
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	400,000	431,284
4.75%, 12/15/23 (a)	200,000	219,761
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 09/15/24 (a)	350,000	372,942
4.70%, 05/01/25 (a)	400,000	448,520
5.13%, 12/15/26 (a)	100,000	116,257
3.80%, 04/01/28 (a)	450,000	479,041
6.50%, 03/01/41 (a)	400,000	498,006
4.75%, 09/15/44 (a)	250,000	264,771
4.50%, 04/01/48 (a)	150,000	155,168
5.00%, 09/15/54 (a)	50,000	51,939
MPLX LP
3.50%, 12/01/22 (a)	250,000	260,429
3.38%, 03/15/23 (a)	100,000	104,838
4.50%, 07/15/23 (a)	300,000	323,593
6.38%, 05/01/24 (a)	250,000	258,430
4.88%, 12/01/24 (a)	450,000	500,517
5.25%, 01/15/25 (a)	200,000	208,545
4.00%, 02/15/25 (a)	250,000	268,645
4.88%, 06/01/25 (a)	200,000	223,562
4.13%, 03/01/27 (a)	450,000	481,216
4.25%, 12/01/27 (a)	396,000	431,254
4.00%, 03/15/28 (a)	325,000	344,188
4.80%, 02/15/29 (a)	500,000	557,040
4.50%, 04/15/38 (a)	500,000	500,642
5.20%, 03/01/47 (a)	300,000	325,560
5.20%, 12/01/47 (a)	150,000	155,286
4.70%, 04/15/48 (a)	600,000	611,916
5.50%, 02/15/49 (a)	325,000	361,012
4.90%, 04/15/58 (a)	117,000	116,505
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	204,674
5.20%, 07/15/25 (a)	150,000	160,804
5.50%, 01/15/26 (a)	150,000	159,694
3.95%, 09/15/27 (a)	150,000	147,870
4.75%, 09/01/28 (a)	200,000	204,356
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	72,000	72,527
3.60%, 12/01/29 (a)	200,000	196,703
3.95%, 12/01/42 (a)	300,000	255,537
Newfield Exploration Co.
5.75%, 01/30/22	250,000	250,526
5.63%, 07/01/24	250,000	240,559
5.38%, 01/01/26 (a)	250,000	235,593
Noble Energy, Inc.
3.90%, 11/15/24 (a)	170,000	170,983
3.85%, 01/15/28 (a)	250,000	242,499
3.25%, 10/15/29 (a)	200,000	182,327
6.00%, 03/01/41 (a)	250,000	244,094
5.25%, 11/15/43 (a)	300,000	281,426
5.05%, 11/15/44 (a)	350,000	319,077
4.95%, 08/15/47 (a)	100,000	90,462
4.20%, 10/15/49 (a)	150,000	126,122
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	219,740
ONEOK Partners LP
3.38%, 10/01/22 (a)	400,000	414,152
5.00%, 09/15/23 (a)	150,000	162,644
4.90%, 03/15/25 (a)	200,000	218,360
6.65%, 10/01/36	150,000	169,009
6.85%, 10/15/37	150,000	169,867
6.13%, 02/01/41 (a)	50,000	55,107
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	230,996
2.75%, 09/01/24 (a)	250,000	252,555
2.20%, 09/15/25 (a)	200,000	196,512
5.85%, 01/15/26 (a)	200,000	228,730
4.55%, 07/15/28 (a)	525,000	551,528
4.35%, 03/15/29 (a)	250,000	263,874

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 09/01/29 (a)	250,000	243,718
3.10%, 03/15/30 (a)	200,000	191,824
6.35%, 01/15/31 (a)	250,000	294,441
4.95%, 07/13/47 (a)	225,000	217,500
5.20%, 07/15/48 (a)	750,000	766,912
4.45%, 09/01/49 (a)	250,000	230,823
7.15%, 01/15/51 (a)	150,000	183,129
Ovintiv, Inc.
3.90%, 11/15/21 (a)	100,000	99,612
8.13%, 09/15/30	37,000	35,202
7.20%, 11/01/31	200,000	181,464
7.38%, 11/01/31	250,000	232,271
6.50%, 08/15/34	150,000	134,042
6.63%, 08/15/37	200,000	173,938
6.50%, 02/01/38	300,000	255,629
Phillips 66
4.30%, 04/01/22	550,000	584,540
3.85%, 04/09/25 (a)	750,000	834,982
3.90%, 03/15/28 (a)	200,000	226,479
2.15%, 12/15/30 (a)	250,000	243,226
4.65%, 11/15/34 (a)	250,000	298,894
5.88%, 05/01/42	400,000	550,560
4.88%, 11/15/44 (a)	650,000	805,763
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	538,282
3.75%, 03/01/28 (a)	75,000	80,250
3.15%, 12/15/29 (a)	200,000	206,585
4.68%, 02/15/45 (a)	50,000	54,053
4.90%, 10/01/46 (a)	275,000	303,321
Plains All American Pipeline LP
6.65%, 01/15/37	100,000	111,235
4.30%, 01/31/43 (a)	700,000	605,748
4.90%, 02/15/45 (a)	200,000	187,340
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	200,000	204,479
3.85%, 10/15/23 (a)	150,000	155,745
4.65%, 10/15/25 (a)	750,000	802,084
4.50%, 12/15/26 (a)	410,000	435,699
3.55%, 12/15/29 (a)	100,000	97,208
3.80%, 09/15/30 (a)	250,000	245,559
4.70%, 06/15/44 (a)	150,000	136,257
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	150,000	159,942
5.63%, 04/15/23 (a)	750,000	820,912
5.75%, 05/15/24 (a)	775,000	874,332
5.63%, 03/01/25 (a)	750,000	861,120
5.88%, 06/30/26 (a)	200,000	235,460
5.00%, 03/15/27 (a)	600,000	670,983
4.20%, 03/15/28 (a)	450,000	485,156
4.50%, 05/15/30 (a)(d)	525,000	583,131
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	500,000	537,225
2.65%, 06/26/30 (a)	250,000	254,300
Shell International Finance BV
1.75%, 09/12/21	250,000	253,544
2.25%, 01/06/23	600,000	626,067
3.40%, 08/12/23	750,000	811,856
2.00%, 11/07/24 (a)	300,000	314,362
2.38%, 04/06/25 (a)	300,000	319,017
3.25%, 05/11/25	1,400,000	1,551,900
2.88%, 05/10/26	500,000	549,675
2.50%, 09/12/26	200,000	216,118
3.88%, 11/13/28 (a)	500,000	582,930
2.38%, 11/07/29 (a)	475,000	499,885
2.75%, 04/06/30 (a)	500,000	543,330
4.13%, 05/11/35	850,000	1,035,937
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.38%, 12/15/38	1,500,000	2,264,250
3.63%, 08/21/42	150,000	165,005
4.55%, 08/12/43	1,025,000	1,285,668
4.38%, 05/11/45	250,000	307,216
4.00%, 05/10/46	675,000	795,639
3.75%, 09/12/46	400,000	461,420
3.13%, 11/07/49 (a)	350,000	367,929
3.25%, 04/06/50 (a)	250,000	268,085
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	335,598
5.95%, 09/25/43 (a)	350,000	460,880
4.50%, 03/15/45 (a)	100,000	113,710
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	156,698
3.60%, 12/01/24 (a)	250,000	271,591
3.10%, 05/15/25 (a)	150,000	160,358
5.35%, 07/15/33	200,000	225,036
5.95%, 12/01/34	250,000	300,733
5.95%, 05/15/35	350,000	418,722
6.80%, 05/15/38	350,000	456,603
6.50%, 06/15/38	400,000	508,578
6.85%, 06/01/39	150,000	197,136
4.00%, 11/15/47 (a)	250,000	259,496
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	206,942
4.25%, 04/01/24 (a)	250,000	266,986
4.00%, 10/01/27 (a)	200,000	204,893
4.95%, 01/15/43 (a)	250,000	230,175
5.30%, 04/01/44 (a)	150,000	145,427
5.35%, 05/15/45 (a)	200,000	195,732
5.40%, 10/01/47 (a)	200,000	196,935
TC PipeLines LP
4.65%, 06/15/21 (a)	200,000	204,842
4.38%, 03/13/25 (a)	200,000	215,485
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	479,288
Total Capital International S.A.
2.75%, 06/19/21	300,000	306,779
2.22%, 07/12/21 (a)	250,000	254,344
2.88%, 02/17/22	300,000	311,365
2.70%, 01/25/23	250,000	263,476
3.70%, 01/15/24	500,000	549,712
3.75%, 04/10/24	500,000	553,410
2.43%, 01/10/25 (a)	300,000	318,871
3.46%, 02/19/29 (a)	656,000	744,180
2.83%, 01/10/30 (a)	375,000	407,912
2.99%, 06/29/41 (a)	300,000	307,095
3.46%, 07/12/49 (a)	300,000	326,716
3.13%, 05/29/50 (a)	800,000	821,944
3.39%, 06/29/60 (a)	300,000	307,910
Total Capital S.A.
3.88%, 10/11/28	175,000	203,194
TransCanada PipeLines Ltd.
2.50%, 08/01/22	195,000	201,284
3.75%, 10/16/23 (a)	300,000	325,152
4.88%, 01/15/26 (a)	350,000	413,618
4.25%, 05/15/28 (a)	600,000	688,020
4.10%, 04/15/30 (a)	150,000	171,462
4.63%, 03/01/34 (a)	650,000	754,325
6.20%, 10/15/37	250,000	335,970
4.75%, 05/15/38 (a)	200,000	237,301
7.25%, 08/15/38	100,000	147,964
7.63%, 01/15/39	550,000	849,527
6.10%, 06/01/40	450,000	598,306
5.00%, 10/16/43 (a)	250,000	299,981

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.88%, 05/15/48 (a)	350,000	433,890
5.10%, 03/15/49 (a)	450,000	575,748
Transcanada Trust
5.50%, 09/15/79 (a)(b)	200,000	199,729
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	326,405
3.25%, 05/15/30 (a)(d)	250,000	267,570
5.40%, 08/15/41 (a)	150,000	180,608
4.45%, 08/01/42 (a)	100,000	109,851
4.60%, 03/15/48 (a)	200,000	230,168
Valero Energy Corp.
2.70%, 04/15/23	250,000	259,594
3.65%, 03/15/25	173,000	188,493
2.85%, 04/15/25 (a)	400,000	423,110
3.40%, 09/15/26 (a)	450,000	492,961
4.35%, 06/01/28 (a)	200,000	226,498
4.00%, 04/01/29 (a)	250,000	278,959
7.50%, 04/15/32	150,000	208,913
6.63%, 06/15/37	550,000	724,270
4.90%, 03/15/45	400,000	471,522
Valero Energy Partners LP
4.38%, 12/15/26 (a)	100,000	114,022
4.50%, 03/15/28 (a)	150,000	173,215
Williams Cos., Inc.
3.60%, 03/15/22 (a)	1,200,000	1,246,758
4.30%, 03/04/24 (a)	150,000	164,237
4.55%, 06/24/24 (a)	300,000	333,022
3.90%, 01/15/25 (a)	487,000	532,603
4.00%, 09/15/25 (a)	150,000	166,196
3.75%, 06/15/27 (a)	750,000	803,314
3.50%, 11/15/30 (a)	350,000	367,563
8.75%, 03/15/32	500,000	732,225
6.30%, 04/15/40	600,000	733,521
5.80%, 11/15/43 (a)	300,000	345,721
4.90%, 01/15/45 (a)	150,000	162,075
5.10%, 09/15/45 (a)	500,000	549,410
4.85%, 03/01/48 (a)	300,000	328,089
		172,142,895
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	230,000	292,263
California Institute of Technology
4.70%, 11/01/11	300,000	429,693
CBRE Services, Inc.
4.88%, 03/01/26 (a)	350,000	399,899
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	550,000	625,900
Duke University
2.68%, 10/01/44	150,000	157,754
George Washington University
4.87%, 09/15/45	150,000	203,727
4.13%, 09/15/48 (a)	510,000	626,127
Georgetown University
4.32%, 04/01/49 (a)	26,000	33,557
2.94%, 04/01/50	225,000	225,559
5.22%, 10/01/18 (a)	100,000	138,108
Howmet Aerospace Inc
5.95%, 02/01/37	200,000	206,843
Johns Hopkins University
4.08%, 07/01/53	125,000	164,083
Leland Stanford Junior University
3.65%, 05/01/48 (a)	250,000	319,604
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	114,184
5.60%, 07/01/11	315,000	562,409
4.68%, 07/01/14	300,000	451,042
3.89%, 07/01/16	200,000	249,973
Northeastern University
2.89%, 10/01/50 (g)	100,000	101,723
Northwestern University
4.64%, 12/01/44	200,000	270,382
2.64%, 12/01/50 (a)	250,000	258,676
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	69,944
3.15%, 07/15/46 (a)	107,000	124,461
2.52%, 10/15/50 (a)	150,000	158,219
3.30%, 07/15/56 (a)	300,000	367,201
Steelcase, Inc.
5.13%, 01/18/29 (a)	150,000	160,025
The American University
3.67%, 04/01/49	100,000	111,023
Trustees of Boston College
3.13%, 07/01/52	200,000	228,508
Trustees of Princeton University
5.70%, 03/01/39	250,000	391,080
Trustees of the University of Pennsylvania
3.61%, 02/15/19 (a)	150,000	176,043
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	249,000	295,163
University of Southern California
3.03%, 10/01/39	500,000	547,490
3.84%, 10/01/47 (a)	400,000	498,576
3.23%, 10/01/20 (a)	250,000	261,430
William Marsh Rice University
3.57%, 05/15/45	300,000	355,417
3.77%, 05/15/55	100,000	123,800
		9,699,886
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	158,523
3.25%, 02/01/25 (a)	430,000	478,627
2.15%, 02/01/27 (a)	300,000	322,559
2.30%, 02/01/30 (a)	450,000	486,268
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	200,000	217,220
Alphabet, Inc.
3.38%, 02/25/24	450,000	495,988
2.00%, 08/15/26 (a)	500,000	536,350
Altera Corp.
4.10%, 11/15/23	200,000	222,811
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	247,950
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	208,523
4.35%, 06/01/29 (a)	250,000	298,566
2.80%, 02/15/30 (a)	250,000	268,246
Analog Devices, Inc.
2.50%, 12/05/21 (a)	250,000	256,636
3.13%, 12/05/23 (a)	200,000	215,614
2.95%, 04/01/25 (a)	250,000	270,748
3.90%, 12/15/25 (a)	300,000	340,932
5.30%, 12/15/45 (a)	290,000	397,523

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Apple, Inc.
2.15%, 02/09/22	600,000	617,463
2.50%, 02/09/22 (a)	1,150,000	1,188,657
2.70%, 05/13/22	500,000	522,130
1.70%, 09/11/22	300,000	309,021
2.10%, 09/12/22 (a)	100,000	103,693
2.40%, 01/13/23 (a)	1,000,000	1,052,085
2.85%, 02/23/23 (a)	500,000	530,667
2.40%, 05/03/23	1,850,000	1,957,004
0.75%, 05/11/23	625,000	630,881
3.00%, 02/09/24 (a)	450,000	487,285
3.45%, 05/06/24	1,150,000	1,272,699
2.85%, 05/11/24 (a)	650,000	702,318
1.80%, 09/11/24 (a)	250,000	262,108
2.75%, 01/13/25 (a)	500,000	543,712
2.50%, 02/09/25	500,000	540,042
1.13%, 05/11/25 (a)	750,000	765,709
3.20%, 05/13/25	600,000	670,188
3.25%, 02/23/26 (a)	850,000	954,864
2.45%, 08/04/26 (a)	1,000,000	1,087,015
2.05%, 09/11/26 (a)	600,000	640,938
3.35%, 02/09/27 (a)	475,000	539,683
3.20%, 05/11/27 (a)	550,000	623,650
3.00%, 06/20/27 (a)	500,000	560,845
2.90%, 09/12/27 (a)	550,000	615,642
3.00%, 11/13/27 (a)	500,000	563,280
2.20%, 09/11/29 (a)	550,000	590,733
1.65%, 05/11/30 (a)	550,000	563,079
4.50%, 02/23/36 (a)	250,000	334,084
3.85%, 05/04/43	1,000,000	1,238,545
4.45%, 05/06/44	230,000	308,132
3.45%, 02/09/45	650,000	759,782
4.38%, 05/13/45	1,000,000	1,326,085
4.65%, 02/23/46 (a)	200,000	275,700
3.85%, 08/04/46 (a)	238,000	296,632
4.25%, 02/09/47 (a)	1,600,000	2,092,728
3.75%, 09/12/47 (a)	500,000	615,482
3.75%, 11/13/47 (a)	469,000	578,136
2.95%, 09/11/49 (a)	450,000	493,173
2.65%, 05/11/50 (a)	700,000	736,148
Applied Materials, Inc.
3.90%, 10/01/25 (a)	750,000	862,639
3.30%, 04/01/27 (a)	500,000	571,450
1.75%, 06/01/30 (a)	250,000	256,020
5.10%, 10/01/35 (a)	100,000	138,910
5.85%, 06/15/41	150,000	221,300
4.35%, 04/01/47 (a)	100,000	129,569
2.75%, 06/01/50 (a)	300,000	306,420
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	400,000	423,778
3.88%, 01/12/28 (a)	225,000	237,753
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	567,725
Avnet, Inc.
4.63%, 04/15/26 (a)	350,000	393,846
Baidu, Inc.
2.88%, 07/06/22	500,000	512,327
3.50%, 11/28/22	200,000	209,013
3.88%, 09/29/23 (a)	750,000	799,211
4.38%, 05/14/24 (a)	350,000	381,528
4.13%, 06/30/25	200,000	220,039
3.63%, 07/06/27	400,000	432,054
4.38%, 03/29/28 (a)	250,000	282,401
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	900,000	968,787
3.13%, 01/15/25 (a)	250,000	267,188
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 01/15/27 (a)	1,700,000	1,839,145
3.50%, 01/15/28 (a)	350,000	370,860
Broadcom, Inc.
2.25%, 11/15/23 (d)	600,000	620,478
3.63%, 10/15/24 (a)(d)	500,000	544,312
4.70%, 04/15/25 (a)(d)	800,000	902,496
3.15%, 11/15/25 (a)(d)	620,000	660,808
4.25%, 04/15/26 (a)(d)	500,000	557,207
3.46%, 09/15/26 (a)(d)	504,000	541,248
4.11%, 09/15/28 (a)	1,417,000	1,550,722
4.75%, 04/15/29 (a)(d)	850,000	966,492
5.00%, 04/15/30 (a)(d)	850,000	978,567
4.15%, 11/15/30 (a)(d)	600,000	653,967
4.30%, 11/15/32 (a)(d)	800,000	884,912
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	374,978
CA, Inc.
4.70%, 03/15/27 (a)	149,000	164,908
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	167,591
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	600,000	611,202
2.20%, 09/20/23 (a)	520,000	548,870
3.63%, 03/04/24	225,000	251,161
3.50%, 06/15/25	250,000	285,760
2.95%, 02/28/26	250,000	281,743
2.50%, 09/20/26 (a)	450,000	498,087
5.90%, 02/15/39	500,000	752,335
5.50%, 01/15/40	900,000	1,324,102
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	287,958
3.30%, 03/01/30 (a)	250,000	267,611
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	259,638
5.75%, 08/15/40	150,000	194,381
5.35%, 11/15/48 (a)	250,000	332,171
3.90%, 11/15/49 (a)	150,000	163,251
4.38%, 11/15/57 (a)	450,000	521,719
5.85%, 11/15/68 (a)	50,000	63,779
5.45%, 11/15/79 (a)	400,000	478,486
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(d)	1,250,000	1,285,544
5.45%, 06/15/23 (a)(d)	1,250,000	1,368,906
4.00%, 07/15/24 (a)(d)	250,000	270,118
5.85%, 07/15/25 (a)(d)	200,000	229,984
6.02%, 06/15/26 (a)(d)	1,600,000	1,834,744
4.90%, 10/01/26 (a)(d)	500,000	551,702
6.10%, 07/15/27 (a)(d)	250,000	289,480
5.30%, 10/01/29 (a)(d)	650,000	719,690
6.20%, 07/15/30 (a)(d)	350,000	411,037
8.10%, 07/15/36 (a)(d)	456,000	590,903
8.35%, 07/15/46 (a)(d)	700,000	933,411
DXC Technology Co.
4.00%, 04/15/23	250,000	262,495
4.25%, 04/15/24 (a)	125,000	135,976
4.13%, 04/15/25 (a)	150,000	159,886
4.75%, 04/15/27 (a)	200,000	220,208
Equifax, Inc.
3.30%, 12/15/22 (a)	325,000	342,579
3.95%, 06/15/23 (a)	150,000	162,646
2.60%, 12/01/24 (a)	300,000	317,567
2.60%, 12/15/25 (a)	100,000	106,569
3.10%, 05/15/30 (a)	200,000	213,558

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	373,179
5.88%, 01/15/26 (a)	400,000	422,316
2.90%, 11/18/26 (a)	100,000	107,913
5.38%, 05/15/27 (a)	400,000	436,588
3.20%, 11/18/29 (a)	400,000	434,526
3.00%, 07/15/50 (a)	250,000	244,814
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	384,000	411,252
3.00%, 08/15/26 (a)	450,000	498,893
4.25%, 05/15/28 (a)	550,000	650,347
4.50%, 08/15/46 (a)	100,000	125,727
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	264,731
3.80%, 10/01/23 (a)	400,000	437,468
2.75%, 07/01/24 (a)	850,000	907,638
3.85%, 06/01/25 (a)	250,000	283,039
3.20%, 07/01/26 (a)	600,000	664,155
2.25%, 06/01/27 (a)	200,000	210,182
4.20%, 10/01/28 (a)	750,000	881,827
3.50%, 07/01/29 (a)	950,000	1,069,353
2.65%, 06/01/30 (a)	200,000	212,226
4.40%, 07/01/49 (a)	500,000	607,170
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	557,972
3.75%, 02/01/26 (a)	150,000	161,264
4.88%, 06/15/29 (a)	200,000	220,272
FLIR Systems, Inc.
3.13%, 06/15/21 (a)	250,000	254,165
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	261,259
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	646,626
2.65%, 02/15/25 (a)	200,000	212,603
4.45%, 06/01/28 (a)	250,000	293,665
3.20%, 08/15/29 (a)	400,000	428,990
2.90%, 05/15/30 (a)	375,000	393,197
4.15%, 08/15/49 (a)	350,000	402,442
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	500,000	516,217
4.40%, 10/15/22 (a)	620,000	664,116
2.25%, 04/01/23 (a)	400,000	412,666
4.65%, 10/01/24 (a)	550,000	617,779
4.90%, 10/15/25 (a)	600,000	692,589
6.20%, 10/15/35 (a)	50,000	61,852
6.35%, 10/15/45 (a)	650,000	798,574
HP, Inc.
4.65%, 12/09/21	150,000	158,967
4.05%, 09/15/22	250,000	268,668
2.20%, 06/17/25 (a)	150,000	155,019
3.00%, 06/17/27 (a)	200,000	209,942
6.00%, 09/15/41	400,000	473,372
IBM Credit LLC
3.60%, 11/30/21	250,000	261,498
2.20%, 09/08/22	250,000	258,971
3.00%, 02/06/23	150,000	159,363
Intel Corp.
3.30%, 10/01/21	450,000	467,228
2.35%, 05/11/22 (a)	700,000	725,214
3.10%, 07/29/22	250,000	264,204
2.70%, 12/15/22	850,000	899,151
2.88%, 05/11/24 (a)	200,000	216,296
3.40%, 03/25/25 (a)	500,000	561,627
3.70%, 07/29/25 (a)	650,000	739,004
3.15%, 05/11/27 (a)	1,000,000	1,123,165
2.45%, 11/15/29 (a)	650,000	702,754
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 03/25/30 (a)	400,000	485,700
4.60%, 03/25/40 (a)	200,000	266,695
4.80%, 10/01/41	500,000	677,402
4.25%, 12/15/42	150,000	192,464
4.90%, 07/29/45 (a)	100,000	141,320
4.10%, 05/19/46 (a)	650,000	816,445
4.10%, 05/11/47 (a)	425,000	536,295
3.73%, 12/08/47 (a)	600,000	720,297
3.25%, 11/15/49 (a)	600,000	685,392
4.75%, 03/25/50 (a)	700,000	989,121
3.10%, 02/15/60 (a)	450,000	499,572
4.95%, 03/25/60 (a)	350,000	517,711
International Business Machines Corp.
2.85%, 05/13/22	850,000	888,947
1.88%, 08/01/22	200,000	205,636
2.88%, 11/09/22	450,000	475,254
3.38%, 08/01/23	150,000	162,505
3.63%, 02/12/24	1,000,000	1,101,460
3.00%, 05/15/24	750,000	811,481
3.45%, 02/19/26	750,000	848,602
3.30%, 05/15/26	800,000	900,336
3.30%, 01/27/27	1,000,000	1,121,820
1.70%, 05/15/27 (a)	100,000	102,292
3.50%, 05/15/29	1,250,000	1,443,537
1.95%, 05/15/30 (a)	300,000	307,305
5.88%, 11/29/32	300,000	429,375
4.15%, 05/15/39	850,000	1,032,393
2.85%, 05/15/40 (a)	300,000	313,641
4.00%, 06/20/42	375,000	450,229
4.70%, 02/19/46	300,000	394,947
4.25%, 05/15/49	950,000	1,184,403
2.95%, 05/15/50 (a)	300,000	308,475
7.13%, 12/01/96	100,000	171,553
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	150,430
1.35%, 07/15/27 (a)	250,000	251,174
Jabil, Inc.
4.70%, 09/15/22	150,000	159,469
3.95%, 01/12/28 (a)	250,000	268,374
3.60%, 01/15/30 (a)	100,000	105,003
Juniper Networks, Inc.
4.50%, 03/15/24	400,000	444,390
3.75%, 08/15/29 (a)	150,000	169,524
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	550,000	647,801
KLA Corp.
4.65%, 11/01/24 (a)	500,000	573,210
4.10%, 03/15/29 (a)	174,000	206,104
5.00%, 03/15/49 (a)	200,000	263,833
3.30%, 03/01/50 (a)	200,000	207,068
Lam Research Corp.
2.80%, 06/15/21 (a)	300,000	306,714
3.80%, 03/15/25 (a)	500,000	566,372
4.00%, 03/15/29 (a)	300,000	356,405
1.90%, 06/15/30 (a)	250,000	255,273
4.88%, 03/15/49 (a)	195,000	271,526
2.88%, 06/15/50 (a)	300,000	307,685
3.13%, 06/15/60 (a)	150,000	158,444
Leidos, Inc.
2.95%, 05/15/23 (a)(d)	100,000	105,319
3.63%, 05/15/25 (a)(d)	100,000	109,005
4.38%, 05/15/30 (a)(d)	300,000	338,720
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	164,000	198,620

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Microchip Technology, Inc.
3.92%, 06/01/21	340,000	346,720
4.33%, 06/01/23 (a)	300,000	324,120
Micron Technology, Inc.
2.50%, 04/24/23	400,000	415,960
4.64%, 02/06/24 (a)	200,000	220,376
4.98%, 02/06/26 (a)	50,000	57,561
4.19%, 02/15/27 (a)	400,000	448,836
5.33%, 02/06/29 (a)	250,000	299,293
4.66%, 02/15/30 (a)	250,000	291,413
Microsoft Corp.
1.55%, 08/08/21 (a)	1,050,000	1,064,836
2.40%, 02/06/22 (a)	700,000	722,540
2.38%, 02/12/22 (a)	500,000	516,617
2.65%, 11/03/22 (a)	350,000	367,997
2.38%, 05/01/23 (a)	250,000	263,074
2.00%, 08/08/23 (a)	650,000	681,002
3.63%, 12/15/23 (a)	750,000	827,081
2.88%, 02/06/24 (a)	567,000	612,071
2.70%, 02/12/25 (a)	900,000	980,325
3.13%, 11/03/25 (a)	1,000,000	1,120,975
2.40%, 08/08/26 (a)	1,800,000	1,966,707
3.30%, 02/06/27 (a)	825,000	944,254
3.50%, 02/12/35 (a)	950,000	1,159,874
4.20%, 11/03/35 (a)	350,000	459,589
3.45%, 08/08/36 (a)	750,000	905,572
4.10%, 02/06/37 (a)	800,000	1,037,020
5.20%, 06/01/39	44,000	64,048
4.50%, 10/01/40	300,000	411,419
3.50%, 11/15/42	250,000	300,541
3.75%, 02/12/45 (a)	150,000	186,739
4.45%, 11/03/45 (a)	575,000	793,509
3.70%, 08/08/46 (a)	1,575,000	1,978,735
4.25%, 02/06/47 (a)	650,000	880,314
2.53%, 06/01/50 (a)	2,050,000	2,142,465
4.00%, 02/12/55 (a)	450,000	583,810
3.95%, 08/08/56 (a)	750,000	969,442
4.50%, 02/06/57 (a)	500,000	707,482
2.68%, 06/01/60 (a)	1,210,000	1,265,497
Motorola Solutions, Inc.
3.75%, 05/15/22	200,000	210,254
3.50%, 03/01/23	400,000	423,810
4.60%, 02/23/28 (a)	200,000	226,990
4.60%, 05/23/29 (a)	250,000	290,294
5.50%, 09/01/44	200,000	224,755
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	214,723
NVIDIA Corp.
2.20%, 09/16/21 (a)	325,000	331,464
3.20%, 09/16/26 (a)	300,000	339,932
2.85%, 04/01/30 (a)	500,000	556,355
3.50%, 04/01/40 (a)	350,000	409,630
3.50%, 04/01/50 (a)	650,000	747,916
3.70%, 04/01/60 (a)	150,000	179,108
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(d)	500,000	596,977
5.55%, 12/01/28 (a)(d)	150,000	184,214
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(d)	200,000	209,763
3.88%, 06/18/26 (a)(d)	250,000	279,670
3.15%, 05/01/27 (a)(d)	200,000	212,030
4.30%, 06/18/29 (a)(d)	250,000	286,620
3.40%, 05/01/30 (a)(d)	350,000	377,741
Oracle Corp.
2.80%, 07/08/21	1,000,000	1,026,390
1.90%, 09/15/21 (a)	1,100,000	1,118,678
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 05/15/22 (a)	1,150,000	1,189,353
2.50%, 10/15/22	1,400,000	1,463,448
2.63%, 02/15/23 (a)	550,000	578,658
3.63%, 07/15/23	100,000	109,121
2.40%, 09/15/23 (a)	750,000	789,566
3.40%, 07/08/24 (a)	650,000	713,365
2.95%, 11/15/24 (a)	500,000	544,155
2.50%, 04/01/25 (a)	1,100,000	1,180,393
2.95%, 05/15/25 (a)	500,000	546,080
2.65%, 07/15/26 (a)	756,000	818,997
2.80%, 04/01/27 (a)	700,000	765,047
3.25%, 11/15/27 (a)	750,000	842,074
2.95%, 04/01/30 (a)	1,200,000	1,338,276
3.25%, 05/15/30 (a)	150,000	170,237
4.30%, 07/08/34 (a)	600,000	747,747
3.90%, 05/15/35 (a)	350,000	424,368
3.85%, 07/15/36 (a)	300,000	353,708
3.80%, 11/15/37 (a)	900,000	1,045,224
6.50%, 04/15/38	500,000	768,347
6.13%, 07/08/39	200,000	296,565
3.60%, 04/01/40 (a)	1,100,000	1,246,135
5.38%, 07/15/40	750,000	1,040,655
4.50%, 07/08/44 (a)	250,000	316,514
4.13%, 05/15/45 (a)	595,000	709,365
4.00%, 07/15/46 (a)	1,100,000	1,298,577
4.00%, 11/15/47 (a)	700,000	829,661
3.60%, 04/01/50 (a)	1,500,000	1,685,047
4.38%, 05/15/55 (a)	425,000	537,867
3.85%, 04/01/60 (a)	1,150,000	1,349,525
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	362,346
1.35%, 06/01/23	350,000	356,853
2.40%, 10/01/24 (a)	400,000	425,340
1.65%, 06/01/25 (a)	350,000	362,646
2.65%, 10/01/26 (a)	400,000	436,226
2.85%, 10/01/29 (a)	450,000	491,531
2.30%, 06/01/30 (a)	300,000	313,652
3.25%, 06/01/50 (a)	350,000	380,464
QUALCOMM, Inc.
3.00%, 05/20/22	1,000,000	1,047,275
2.60%, 01/30/23 (a)	200,000	209,960
2.90%, 05/20/24 (a)	125,000	134,636
3.45%, 05/20/25 (a)	1,400,000	1,560,895
3.25%, 05/20/27 (a)	250,000	283,949
2.15%, 05/20/30 (a)	400,000	418,158
4.65%, 05/20/35 (a)	300,000	400,034
4.80%, 05/20/45 (a)	700,000	920,853
4.30%, 05/20/47 (a)	250,000	314,785
3.25%, 05/20/50 (a)	275,000	303,076
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	429,804
3.70%, 04/11/28 (a)	375,000	437,456
Seagate HDD Cayman
4.75%, 06/01/23	400,000	423,054
4.75%, 01/01/25	180,000	193,431
4.88%, 06/01/27 (a)	301,000	326,859
4.09%, 06/01/29 (a)(d)	272,000	284,822
4.13%, 01/15/31 (a)(d)	300,000	316,629
5.75%, 12/01/34 (a)	150,000	165,762
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	350,000	359,093
2.25%, 05/01/23 (a)	250,000	262,333
1.38%, 03/12/25 (a)	250,000	257,770
2.90%, 11/03/27 (a)	200,000	224,427
2.25%, 09/04/29 (a)	350,000	374,747
1.75%, 05/04/30 (a)	200,000	203,739
4.15%, 05/15/48 (a)	550,000	719,240

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	266,309
4.90%, 06/15/28 (a)	175,000	200,944
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	250,000	260,135
3.45%, 08/01/24 (a)	165,000	181,004
3.70%, 02/15/26 (a)	150,000	168,646
3.13%, 08/15/27 (a)	150,000	163,692
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	565,950
4.13%, 03/15/29 (a)	475,000	558,130
VMware, Inc.
2.95%, 08/21/22 (a)	450,000	466,047
4.50%, 05/15/25 (a)	350,000	381,971
3.90%, 08/21/27 (a)	500,000	531,007
4.70%, 05/15/30 (a)	300,000	332,037
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	376,912
2.38%, 06/01/30 (a)	200,000	207,058
		197,775,001
Transportation 0.7%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	175,393	144,878
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	564,284	473,236
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/27	121,582	114,803
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	665,600	623,940
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	44,588	41,532
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/32	246,151	227,317
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	109,106
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (a)	250,000	260,158
3.85%, 09/01/23 (a)	225,000	246,198
3.75%, 04/01/24 (a)	250,000	276,233
3.40%, 09/01/24 (a)	1,300,000	1,432,463
3.00%, 04/01/25 (a)	240,000	265,530
5.05%, 03/01/41 (a)	500,000	664,057
5.40%, 06/01/41 (a)	150,000	206,875
4.40%, 03/15/42 (a)	200,000	251,534
4.38%, 09/01/42 (a)	550,000	694,752
4.45%, 03/15/43 (a)	200,000	255,322
5.15%, 09/01/43 (a)	450,000	621,616
4.55%, 09/01/44 (a)	800,000	1,045,928
4.05%, 06/15/48 (a)	1,200,000	1,497,258
4.15%, 12/15/48 (a)	300,000	379,473
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	162,346
6.90%, 07/15/28	150,000	205,991
6.38%, 11/15/37	150,000	229,298
3.20%, 08/02/46 (a)	300,000	332,842
3.65%, 02/03/48 (a)	300,000	354,247
4.45%, 01/20/49 (a)	350,000	466,630
2.45%, 05/01/50 (a)	300,000	292,004
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	163,427
2.90%, 02/01/25 (a)	271,000	294,054
4.00%, 06/01/28 (a)	250,000	293,090
2.05%, 03/05/30 (a)	200,000	205,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.13%, 10/15/31	250,000	368,259
4.80%, 09/15/35 (a)	45,000	58,709
5.95%, 05/15/37	200,000	290,026
4.80%, 08/01/45 (a)	150,000	204,728
6.13%, 09/15/15 (a)	139,000	216,161
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	228,787
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	303,569	283,594
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	87,833	82,002
CSX Corp.
4.25%, 06/01/21 (a)	150,000	153,834
3.70%, 11/01/23 (a)	150,000	165,122
3.40%, 08/01/24 (a)	300,000	330,715
3.35%, 11/01/25 (a)	100,000	112,836
2.60%, 11/01/26 (a)	250,000	272,314
3.25%, 06/01/27 (a)	628,000	705,329
3.80%, 03/01/28 (a)	250,000	288,375
2.40%, 02/15/30 (a)	175,000	185,292
6.15%, 05/01/37	500,000	705,325
5.50%, 04/15/41 (a)	550,000	748,234
4.75%, 05/30/42 (a)	50,000	64,025
4.10%, 03/15/44 (a)	850,000	1,030,140
3.80%, 11/01/46 (a)	500,000	582,045
4.50%, 03/15/49 (a)	300,000	388,993
3.80%, 04/15/50 (a)	150,000	179,116
3.95%, 05/01/50 (a)	200,000	241,842
4.25%, 11/01/66 (a)	100,000	121,585
4.65%, 03/01/68 (a)	125,000	163,498
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	297,343	290,956
Delta Air Lines 2020-1 Class AA Pass Through Trust
2.00%, 06/10/28	150,000	143,787
FedEx Corp.
2.63%, 08/01/22	200,000	207,958
4.00%, 01/15/24	250,000	277,148
3.80%, 05/15/25 (a)	300,000	334,339
3.25%, 04/01/26 (a)	350,000	380,469
3.30%, 03/15/27 (a)	400,000	431,914
3.40%, 02/15/28 (a)	450,000	487,037
4.20%, 10/17/28 (a)	100,000	115,071
3.10%, 08/05/29 (a)	300,000	319,927
4.25%, 05/15/30 (a)	300,000	342,933
4.90%, 01/15/34	62,000	74,915
3.90%, 02/01/35	300,000	324,957
3.88%, 08/01/42	200,000	201,772
4.10%, 02/01/45	77,000	79,113
4.75%, 11/15/45 (a)	265,000	296,932
4.55%, 04/01/46 (a)	500,000	543,225
4.40%, 01/15/47 (a)	675,000	723,107
4.95%, 10/17/48 (a)	300,000	349,614
5.25%, 05/15/50 (a)	550,000	670,714
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	429,264
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	197,561	177,126
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	153,317
2.88%, 11/15/29 (a)	150,000	158,698
4.30%, 05/15/43 (a)	150,000	181,313
4.95%, 08/15/45 (a)	200,000	258,739
4.70%, 05/01/48 (a)	200,000	253,572
4.20%, 11/15/69 (a)	250,000	280,875

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	202,956
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	700,000	727,538
2.90%, 06/15/26 (a)	550,000	609,823
2.55%, 11/01/29 (a)	100,000	107,454
4.84%, 10/01/41	350,000	450,518
4.45%, 06/15/45 (a)	250,000	315,086
4.65%, 01/15/46 (a)	450,000	582,482
4.15%, 02/28/48 (a)	275,000	336,946
4.10%, 05/15/49 (a)	100,000	122,941
3.40%, 11/01/49 (a)	100,000	110,884
3.05%, 05/15/50 (a)	300,000	313,467
4.05%, 08/15/52 (a)	250,000	299,375
3.16%, 05/15/55 (a)(d)	275,000	285,593
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	156,110
3.40%, 03/01/23 (a)	275,000	289,066
3.75%, 06/09/23 (a)	200,000	212,973
3.88%, 12/01/23 (a)	250,000	268,860
3.65%, 03/18/24 (a)	500,000	533,557
3.35%, 09/01/25 (a)	235,000	249,975
2.90%, 12/01/26 (a)	150,000	154,706
Southwest Airlines Co.
4.75%, 05/04/23	250,000	257,108
5.25%, 05/04/25 (a)	200,000	211,062
3.00%, 11/15/26 (a)	350,000	342,452
3.45%, 11/16/27 (a)	300,000	294,473
2.63%, 02/10/30 (a)	200,000	181,183
Union Pacific Corp.
3.20%, 06/08/21	250,000	256,630
4.16%, 07/15/22 (a)	250,000	266,105
2.95%, 01/15/23 (a)	150,000	158,177
2.75%, 04/15/23 (a)	100,000	105,678
3.50%, 06/08/23 (a)	100,000	108,609
3.65%, 02/15/24 (a)	350,000	382,844
3.15%, 03/01/24 (a)	250,000	271,311
3.25%, 08/15/25 (a)	500,000	554,052
2.75%, 03/01/26 (a)	500,000	544,517
2.15%, 02/05/27 (a)	175,000	185,809
3.70%, 03/01/29 (a)	300,000	351,184
2.40%, 02/05/30 (a)	250,000	267,270
3.38%, 02/01/35 (a)	600,000	689,139
4.38%, 09/10/38 (a)	300,000	370,686
3.55%, 08/15/39 (a)	250,000	280,945
4.15%, 01/15/45 (a)	400,000	487,262
4.05%, 11/15/45 (a)	120,000	143,771
4.00%, 04/15/47 (a)	500,000	596,977
4.50%, 09/10/48 (a)	450,000	586,818
4.30%, 03/01/49 (a)	200,000	256,403
3.25%, 02/05/50 (a)	650,000	714,919
3.80%, 10/01/51 (a)	250,000	299,685
3.95%, 08/15/59 (a)	150,000	178,157
3.84%, 03/20/60 (a)	700,000	819,966
4.38%, 11/15/65 (a)	300,000	376,791
4.10%, 09/15/67 (a)	50,000	60,143
3.75%, 02/05/70 (a)	250,000	285,260
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	104,949	96,053
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	211,067	191,151
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	434,041	413,802
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/28	17,357	15,812
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	326,559	305,847
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	311,091	302,429
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	200,000	180,469
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	258,920
2.45%, 10/01/22	350,000	365,493
2.50%, 04/01/23 (a)	250,000	262,814
2.20%, 09/01/24 (a)	150,000	158,667
2.80%, 11/15/24 (a)	150,000	162,879
3.90%, 04/01/25 (a)	350,000	397,836
3.05%, 11/15/27 (a)	350,000	396,357
3.40%, 03/15/29 (a)	100,000	115,730
2.50%, 09/01/29 (a)	150,000	162,650
4.45%, 04/01/30 (a)	325,000	406,482
6.20%, 01/15/38	400,000	594,852
5.20%, 04/01/40 (a)	150,000	210,144
4.88%, 11/15/40 (a)	550,000	728,618
3.63%, 10/01/42	100,000	112,535
3.40%, 11/15/46 (a)	200,000	217,650
3.75%, 11/15/47 (a)	250,000	290,963
4.25%, 03/15/49 (a)	310,000	391,445
3.40%, 09/01/49 (a)	200,000	221,099
5.30%, 04/01/50 (a)	400,000	578,798
		54,246,359
		1,333,900,993

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	108,112
2.10%, 07/01/30 (a)	250,000	250,458
3.45%, 01/15/50 (a)	150,000	162,440
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	290,520
4.25%, 09/15/48 (a)	110,000	136,688
3.80%, 06/15/49 (a)	250,000	296,810
Alabama Power Co.
3.55%, 12/01/23	350,000	384,177
6.00%, 03/01/39	225,000	326,769
3.85%, 12/01/42	150,000	177,331
4.30%, 01/02/46 (a)	500,000	617,595
3.70%, 12/01/47 (a)	850,000	977,904
4.30%, 07/15/48 (a)	100,000	125,212
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	843,630
3.50%, 01/15/31 (a)	300,000	337,029
Ameren Illinois Co.
4.15%, 03/15/46 (a)	100,000	123,951
3.70%, 12/01/47 (a)	150,000	175,197
3.25%, 03/15/50 (a)	100,000	110,874
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	200,000	235,770
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	550,532
3.30%, 06/01/27 (a)	300,000	325,068
7.00%, 04/01/38	410,000	605,871
4.45%, 06/01/45 (a)	500,000	610,110
4.50%, 03/01/49 (a)	150,000	184,026
3.70%, 05/01/50 (a)	300,000	337,359

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	273,614
4.35%, 11/15/45 (a)	775,000	942,501
3.35%, 05/15/50 (a)	250,000	267,944
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	542,652
3.80%, 06/01/29 (a)	145,000	168,114
Avista Corp.
4.35%, 06/01/48 (a)	150,000	187,133
Baltimore Gas and Electric Co.
3.50%, 11/15/21 (a)	100,000	103,105
3.50%, 08/15/46 (a)	250,000	279,189
3.75%, 08/15/47 (a)	100,000	116,354
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	350,000	369,127
3.50%, 02/01/25 (a)	150,000	167,414
4.05%, 04/15/25 (a)(d)	500,000	572,015
3.25%, 04/15/28 (a)	625,000	708,272
6.13%, 04/01/36	637,000	919,449
5.95%, 05/15/37	250,000	354,684
5.15%, 11/15/43 (a)	260,000	357,660
4.50%, 02/01/45 (a)	350,000	443,548
3.80%, 07/15/48 (a)	250,000	292,279
4.25%, 10/15/50 (a)(d)	300,000	377,674
Black Hills Corp.
3.05%, 10/15/29 (a)	200,000	213,584
2.50%, 06/15/30 (a)	250,000	258,621
4.35%, 05/01/33 (a)	400,000	449,080
4.20%, 09/15/46 (a)	100,000	107,002
3.88%, 10/15/49 (a)	100,000	107,641
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	143,573
3.95%, 03/01/48 (a)	200,000	244,855
4.25%, 02/01/49 (a)	300,000	385,060
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	500,000	517,550
3.85%, 02/01/24 (a)	250,000	273,391
4.25%, 11/01/28 (a)	400,000	463,418
2.95%, 03/01/30 (a)	400,000	427,610
3.70%, 09/01/49 (a)	150,000	163,318
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	120,000	127,621
3.38%, 09/15/29 (a)(d)	170,000	177,898
4.97%, 05/01/46 (a)	100,000	106,067
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	383,973
3.45%, 08/15/27 (a)	200,000	220,882
4.88%, 03/01/44 (a)	400,000	522,952
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	134,192
3.70%, 08/15/28 (a)	950,000	1,105,558
6.45%, 01/15/38	150,000	228,063
3.80%, 10/01/42 (a)	200,000	235,082
4.60%, 08/15/43 (a)	150,000	195,509
4.70%, 01/15/44 (a)	150,000	197,516
3.70%, 03/01/45 (a)	250,000	292,772
4.35%, 11/15/45 (a)	150,000	192,005
3.65%, 06/15/46 (a)	250,000	292,999
3.75%, 08/15/47 (a)	100,000	118,796
4.00%, 03/01/48 (a)	100,000	123,507
4.00%, 03/01/49 (a)	150,000	186,550
3.20%, 11/15/49 (a)	100,000	109,889
3.00%, 03/01/50 (a)	250,000	264,752
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Connecticut Light and Power Co.
4.30%, 04/15/44 (a)	100,000	127,060
4.00%, 04/01/48 (a)	250,000	307,669
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	200,000	227,904
6.75%, 04/01/38	500,000	750,627
5.50%, 12/01/39	250,000	340,527
5.70%, 06/15/40	150,000	209,691
3.95%, 03/01/43 (a)	1,000,000	1,147,500
4.45%, 03/15/44 (a)	950,000	1,161,826
4.13%, 05/15/49 (a)	150,000	182,532
3.95%, 04/01/50 (a)	350,000	423,902
4.63%, 12/01/54 (a)	525,000	679,282
4.00%, 11/15/57 (a)	100,000	116,559
4.50%, 05/15/58 (a)	240,000	301,994
3.70%, 11/15/59 (a)	200,000	225,191
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	270,590
3.95%, 05/15/43 (a)	250,000	306,985
4.05%, 05/15/48 (a)	100,000	126,649
4.35%, 04/15/49 (a)	150,000	199,861
3.10%, 08/15/50 (a)	250,000	279,691
2.50%, 05/01/60 (a)	300,000	288,471
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	260,633
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	543,042
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	100,000	134,288
5.45%, 02/01/41 (a)	100,000	139,375
5.10%, 06/01/65 (a)	175,000	259,738
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	253,661
2.72%, 08/15/21	200,000	204,280
2.75%, 09/15/22 (a)	250,000	260,349
3.07%, 08/15/24	200,000	215,639
2.85%, 08/15/26 (a)	500,000	538,370
4.25%, 06/01/28 (a)	150,000	173,180
3.38%, 04/01/30 (a)	550,000	610,206
6.30%, 03/15/33	45,000	58,810
5.25%, 08/01/33	500,000	613,040
7.00%, 06/15/38	100,000	145,094
4.90%, 08/01/41 (a)	200,000	248,276
4.05%, 09/15/42 (a)	400,000	453,704
4.70%, 12/01/44 (a)	100,000	124,724
4.60%, 03/15/49 (a)	150,000	190,628
5.75%, 10/01/54 (a)(b)	100,000	102,050
DTE Electric Co.
2.63%, 03/01/31 (a)	200,000	218,135
4.30%, 07/01/44 (a)	100,000	126,400
3.70%, 06/01/46 (a)	400,000	467,450
4.05%, 05/15/48 (a)	150,000	186,596
3.95%, 03/01/49 (a)	389,000	478,204
DTE Energy Co.
2.60%, 06/15/22	100,000	103,474
3.30%, 06/15/22 (a)	500,000	522,250
2.25%, 11/01/22	200,000	206,793
3.70%, 08/01/23 (a)	250,000	270,909
3.50%, 06/01/24 (a)	140,000	151,277
2.53%, 10/01/24	120,000	126,440
2.85%, 10/01/26 (a)	645,000	686,212
3.40%, 06/15/29 (a)	200,000	216,908
2.95%, 03/01/30 (a)	200,000	209,857
6.38%, 04/15/33	250,000	346,627

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	213,261
3.95%, 11/15/28 (a)	236,000	281,822
2.45%, 02/01/30 (a)	200,000	216,240
6.10%, 06/01/37	250,000	357,536
6.05%, 04/15/38	1,255,000	1,851,213
5.30%, 02/15/40	600,000	840,288
4.25%, 12/15/41 (a)	250,000	311,680
3.75%, 06/01/45 (a)	750,000	883,965
3.88%, 03/15/46 (a)	250,000	306,214
3.70%, 12/01/47 (a)	200,000	237,591
Duke Energy Corp.
1.80%, 09/01/21 (a)	500,000	506,877
3.55%, 09/15/21 (a)	250,000	257,070
2.40%, 08/15/22 (a)	100,000	103,712
3.05%, 08/15/22 (a)	950,000	992,365
3.75%, 04/15/24 (a)	690,000	756,578
2.65%, 09/01/26 (a)	500,000	543,267
3.15%, 08/15/27 (a)	200,000	222,225
3.40%, 06/15/29 (a)	350,000	395,449
2.45%, 06/01/30 (a)	250,000	263,414
4.80%, 12/15/45 (a)	100,000	130,292
3.75%, 09/01/46 (a)	200,000	226,709
3.95%, 08/15/47 (a)	250,000	293,261
4.20%, 06/15/49 (a)	200,000	245,010
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,000,000	1,124,730
2.50%, 12/01/29 (a)	150,000	162,066
1.75%, 06/15/30 (a)	250,000	252,943
6.40%, 06/15/38	250,000	382,989
5.65%, 04/01/40	250,000	358,159
3.85%, 11/15/42 (a)	250,000	297,879
Duke Energy Indiana LLC
4.90%, 07/15/43 (a)	75,000	101,098
3.25%, 10/01/49 (a)	200,000	223,452
2.75%, 04/01/50 (a)	200,000	202,963
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	174,122
2.13%, 06/01/30 (a)	200,000	208,109
4.30%, 02/01/49 (a)	150,000	193,574
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	167,090
4.10%, 05/15/42 (a)	200,000	245,829
4.15%, 12/01/44 (a)	550,000	679,165
3.70%, 10/15/46 (a)	500,000	587,680
3.60%, 09/15/47 (a)	200,000	232,020
Edison International
2.40%, 09/15/22 (a)	200,000	203,082
3.13%, 11/15/22 (a)	150,000	155,174
2.95%, 03/15/23 (a)	500,000	513,407
3.55%, 11/15/24 (a)	200,000	211,414
El Paso Electric Co.
6.00%, 05/15/35	69,000	90,470
Emera US Finance LP
2.70%, 06/15/21 (a)	150,000	152,821
3.55%, 06/15/26 (a)	187,000	210,382
4.75%, 06/15/46 (a)	525,000	626,690
Enel Americas S.A.
4.00%, 10/25/26 (a)	200,000	213,158
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	533,772
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	567,737
4.20%, 04/01/49 (a)	200,000	255,416
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Entergy Corp.
4.00%, 07/15/22 (a)	250,000	266,422
2.95%, 09/01/26 (a)	250,000	276,270
2.80%, 06/15/30 (a)	250,000	264,703
3.75%, 06/15/50 (a)	200,000	224,917
Entergy Louisiana LLC
5.40%, 11/01/24	150,000	177,921
2.40%, 10/01/26 (a)	500,000	534,945
3.12%, 09/01/27 (a)	150,000	164,904
3.25%, 04/01/28 (a)	150,000	165,689
4.00%, 03/15/33 (a)	211,000	260,113
4.95%, 01/15/45 (a)	500,000	544,330
4.20%, 09/01/48 (a)	200,000	257,458
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	150,000	181,389
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	288,941
3.55%, 09/30/49 (a)	200,000	221,454
Evergy Kansas Central, Inc.
4.13%, 03/01/42 (a)	250,000	297,771
4.10%, 04/01/43 (a)	650,000	776,178
4.25%, 12/01/45 (a)	250,000	307,924
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	105,797
4.20%, 06/15/47 (a)	95,000	117,361
4.13%, 04/01/49 (a)	200,000	248,820
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	370,484
2.90%, 09/15/29 (a)	250,000	268,530
Eversource Energy
2.75%, 03/15/22 (a)	500,000	518,122
2.80%, 05/01/23 (a)	100,000	105,227
3.80%, 12/01/23 (a)	500,000	549,172
3.30%, 01/15/28 (a)	250,000	277,240
Exelon Corp.
3.50%, 06/01/22 (a)	300,000	313,882
3.95%, 06/15/25 (a)	500,000	563,210
4.05%, 04/15/30 (a)	450,000	520,576
4.95%, 06/15/35 (a)	250,000	311,525
5.63%, 06/15/35	250,000	331,742
5.10%, 06/15/45 (a)	100,000	129,884
4.45%, 04/15/46 (a)	150,000	183,020
4.70%, 04/15/50 (a)	250,000	319,979
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	500,000	529,815
6.25%, 10/01/39	650,000	780,968
5.60%, 06/15/42 (a)	250,000	285,732
FirstEnergy Corp.
2.85%, 07/15/22 (a)	150,000	155,708
4.25%, 03/15/23 (a)	300,000	324,772
2.05%, 03/01/25 (a)	150,000	155,397
1.60%, 01/15/26 (a)	300,000	303,478
3.90%, 07/15/27 (a)	725,000	821,983
2.65%, 03/01/30 (a)	200,000	209,546
7.38%, 11/15/31	500,000	731,835
4.85%, 07/15/47 (a)	350,000	447,923
3.40%, 03/01/50 (a)	300,000	320,170
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	264,100
3.25%, 06/01/24 (a)	250,000	272,479
2.85%, 04/01/25 (a)	250,000	274,705
3.13%, 12/01/25 (a)	500,000	556,617
4.95%, 06/01/35	150,000	208,433
5.95%, 02/01/38	150,000	228,868
5.96%, 04/01/39	500,000	762,242

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.69%, 03/01/40	100,000	148,461
4.13%, 02/01/42 (a)	150,000	189,138
4.05%, 06/01/42 (a)	350,000	434,572
3.80%, 12/15/42 (a)	275,000	335,402
3.70%, 12/01/47 (a)	55,000	67,052
3.95%, 03/01/48 (a)	250,000	314,944
4.13%, 06/01/48 (a)	150,000	195,726
3.99%, 03/01/49 (a)	150,000	192,010
3.15%, 10/01/49 (a)	350,000	397,539
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	335,594
Georgia Power Co.
2.85%, 05/15/22	500,000	520,547
2.10%, 07/30/23	250,000	260,431
2.20%, 09/15/24 (a)	150,000	158,537
3.25%, 03/30/27 (a)	100,000	109,834
2.65%, 09/15/29 (a)	100,000	105,768
4.75%, 09/01/40	100,000	122,736
4.30%, 03/15/42	150,000	174,982
4.30%, 03/15/43	100,000	119,385
3.70%, 01/30/50 (a)	100,000	112,627
Iberdrola International BV
6.75%, 07/15/36	200,000	280,397
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	249,536
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	127,399
3.75%, 07/01/47 (a)	250,000	289,939
4.25%, 08/15/48 (a)	200,000	246,914
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	217,948
4.10%, 09/26/28 (a)	100,000	116,021
2.30%, 06/01/30 (a)	300,000	307,486
6.25%, 07/15/39	350,000	505,139
3.70%, 09/15/46 (a)	50,000	55,730
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)(d)	100,000	108,986
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	518,976
3.35%, 11/15/27 (a)	100,000	111,640
5.30%, 07/01/43 (a)	100,000	126,931
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	262,275
3.30%, 06/01/50 (a)	250,000	267,072
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	184,229
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	238,717
6.75%, 12/30/31	200,000	298,503
4.80%, 09/15/43 (a)	150,000	198,772
4.40%, 10/15/44 (a)	125,000	159,484
4.25%, 05/01/46 (a)	200,000	252,688
3.95%, 08/01/47 (a)	150,000	184,660
3.65%, 08/01/48 (a)	250,000	298,390
4.25%, 07/15/49 (a)	350,000	455,276
3.15%, 04/15/50 (a)	200,000	227,186
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	284,449
4.25%, 03/15/42	100,000	117,518
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	250,000	258,139
2.30%, 09/15/22 (a)	250,000	258,729
3.40%, 11/15/23 (a)	250,000	272,785
2.95%, 02/07/24 (a)	410,000	439,481
3.25%, 11/01/25 (a)	400,000	446,894
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 02/07/28 (a)	250,000	282,469
3.90%, 11/01/28 (a)	250,000	292,492
3.70%, 03/15/29 (a)	200,000	232,194
4.75%, 04/30/43 (a)(b)	100,000	99,543
5.25%, 04/20/46 (a)(b)	450,000	474,023
4.30%, 03/15/49 (a)	100,000	126,807
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	878,629
6.65%, 04/01/36	500,000	714,677
3.13%, 08/01/50 (a)	200,000	219,422
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	150,000	154,019
2.40%, 09/01/21	500,000	511,352
3.20%, 02/25/22	250,000	260,799
3.30%, 08/15/22	150,000	158,819
2.80%, 01/15/23 (a)	250,000	262,915
3.15%, 04/01/24 (a)	350,000	380,224
2.75%, 05/01/25 (a)	450,000	488,295
3.25%, 04/01/26 (a)	500,000	559,880
3.55%, 05/01/27 (a)	200,000	226,735
3.50%, 04/01/29 (a)	500,000	567,652
2.75%, 11/01/29 (a)	350,000	378,289
2.25%, 06/01/30 (a)	700,000	723,464
4.80%, 12/01/77 (a)(b)	150,000	155,223
Northern States Power Co.
6.25%, 06/01/36	620,000	926,345
6.20%, 07/01/37	150,000	227,145
3.40%, 08/15/42 (a)	45,000	51,365
4.00%, 08/15/45 (a)	250,000	308,419
3.60%, 05/15/46 (a)	300,000	353,545
3.60%, 09/15/47 (a)	250,000	294,659
2.90%, 03/01/50 (a)	200,000	218,936
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	315,181
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	169,216
3.25%, 05/15/29 (a)	250,000	285,559
5.50%, 03/15/40	150,000	205,701
4.40%, 03/01/44 (a)	150,000	188,248
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	195,067
5.38%, 11/01/40	150,000	179,103
5.05%, 10/01/48 (a)	100,000	113,747
5.25%, 09/01/50	150,000	175,047
Ohio Power Co.
5.38%, 10/01/21	250,000	264,986
2.60%, 04/01/30 (a)	200,000	214,966
4.00%, 06/01/49 (a)	250,000	304,480
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	136,766
3.25%, 04/01/30 (a)	150,000	164,688
4.15%, 04/01/47 (a)	240,000	280,650
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	350,000	379,608
3.70%, 11/15/28 (a)	265,000	312,695
5.75%, 03/15/29 (a)	73,000	95,830
7.00%, 05/01/32	250,000	370,324
7.50%, 09/01/38	200,000	329,463
4.55%, 12/01/41 (a)	800,000	1,027,544
3.75%, 04/01/45 (a)	200,000	238,477
4.10%, 11/15/48 (a)	150,000	190,414
3.80%, 06/01/49 (a)	150,000	183,532
3.10%, 09/15/49 (a)	200,000	221,804
3.70%, 05/15/50 (a)(d)	150,000	182,124

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	200,000	198,176
3.30%, 08/01/40 (a)	250,000	244,185
PacifiCorp
3.85%, 06/15/21 (a)	150,000	153,782
2.95%, 02/01/22 (a)	83,000	85,967
3.50%, 06/15/29 (a)	100,000	115,186
2.70%, 09/15/30 (a)	150,000	163,918
7.70%, 11/15/31	100,000	153,900
6.35%, 07/15/38	350,000	521,419
6.00%, 01/15/39	100,000	147,372
4.13%, 01/15/49 (a)	250,000	311,901
4.15%, 02/15/50 (a)	300,000	378,195
3.30%, 03/15/51 (a)	250,000	276,289
PECO Energy Co.
1.70%, 09/15/21 (a)	100,000	101,761
3.90%, 03/01/48 (a)	1,000,000	1,232,205
3.00%, 09/15/49 (a)	100,000	107,606
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	151,979
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	273,544
4.15%, 03/15/43 (a)	100,000	121,532
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	106,069
3.40%, 06/01/23 (a)	750,000	796,526
4.13%, 04/15/30 (a)	350,000	399,462
4.70%, 06/01/43 (a)	100,000	115,277
5.00%, 03/15/44 (a)	250,000	300,917
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	752,110
4.15%, 06/15/48 (a)	550,000	695,915
Progress Energy, Inc.
7.75%, 03/01/31	250,000	365,144
7.00%, 10/30/31	60,000	84,770
6.00%, 12/01/39	85,000	116,724
PSEG Power LLC
3.00%, 06/15/21 (a)	1,593,000	1,626,286
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	350,000	360,421
3.70%, 06/15/28 (a)	150,000	174,866
1.90%, 01/15/31 (a)	155,000	158,481
6.25%, 09/01/37	200,000	301,571
4.05%, 09/15/49 (a)	150,000	188,387
3.20%, 03/01/50 (a)	150,000	169,564
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	325,366
3.60%, 07/01/49 (a)	250,000	289,747
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	165,345
2.45%, 01/15/30 (a)	100,000	107,545
3.95%, 05/01/42 (a)	100,000	121,330
3.80%, 01/01/43 (a)	25,000	29,447
3.80%, 03/01/46 (a)	200,000	241,629
3.60%, 12/01/47 (a)	500,000	590,247
3.85%, 05/01/49 (a)	250,000	310,740
3.20%, 08/01/49 (a)	150,000	168,185
3.15%, 01/01/50 (a)	200,000	223,159
2.70%, 05/01/50 (a)	250,000	258,614
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	156,682
2.88%, 06/15/24 (a)	250,000	267,486
Puget Energy, Inc.
6.00%, 09/01/21	250,000	262,779
4.10%, 06/15/30 (a)(d)	200,000	221,895
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Puget Sound Energy, Inc.
5.80%, 03/15/40	200,000	279,114
5.64%, 04/15/41 (a)	250,000	348,207
4.30%, 05/20/45 (a)	150,000	184,921
4.22%, 06/15/48 (a)	250,000	320,552
3.25%, 09/15/49 (a)	150,000	163,889
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	256,109
3.60%, 09/01/23 (a)	100,000	106,681
2.50%, 05/15/26 (a)	200,000	216,436
3.75%, 06/01/47 (a)	150,000	173,293
4.15%, 05/15/48 (a)	169,000	207,921
4.10%, 06/15/49 (a)	40,000	49,544
3.32%, 04/15/50 (a)	150,000	165,635
Sempra Energy
3.55%, 06/15/24 (a)	400,000	435,218
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	217,300
Southern California Edison Co.
2.40%, 02/01/22 (a)	200,000	203,217
3.50%, 10/01/23 (a)	250,000	268,127
4.20%, 03/01/29 (a)	150,000	174,496
6.65%, 04/01/29	500,000	621,865
2.85%, 08/01/29 (a)	150,000	159,404
2.25%, 06/01/30 (a)	150,000	152,387
6.00%, 01/15/34	100,000	136,572
5.35%, 07/15/35	250,000	323,411
5.55%, 01/15/37	500,000	641,905
5.95%, 02/01/38	500,000	662,777
5.50%, 03/15/40	200,000	262,786
4.05%, 03/15/42 (a)	105,000	119,993
3.90%, 03/15/43 (a)	200,000	223,093
4.65%, 10/01/43 (a)	300,000	367,638
4.00%, 04/01/47 (a)	500,000	573,935
4.13%, 03/01/48 (a)	550,000	640,522
4.88%, 03/01/49 (a)	150,000	193,382
3.65%, 02/01/50 (a)	400,000	442,386
Southern Co.
2.35%, 07/01/21 (a)	500,000	508,682
2.95%, 07/01/23 (a)	500,000	529,922
3.25%, 07/01/26 (a)	550,000	614,556
3.70%, 04/30/30 (a)	500,000	570,557
4.25%, 07/01/36 (a)	250,000	284,947
4.40%, 07/01/46 (a)	450,000	538,654
5.50%, 03/15/57 (a)(b)	150,000	152,162
Southern Power Co.
2.50%, 12/15/21 (a)	100,000	102,587
5.15%, 09/15/41	650,000	742,700
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	538,117
4.10%, 09/15/28 (a)	200,000	229,594
3.90%, 04/01/45 (a)	100,000	107,454
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	186,552
3.40%, 08/15/46 (a)	100,000	110,339
3.70%, 08/15/47 (a)	150,000	171,607
3.75%, 06/15/49 (a)	100,000	116,539
3.15%, 05/01/50 (a)	250,000	266,469
Tampa Electric Co.
4.30%, 06/15/48 (a)	550,000	693,269
Toledo Edison Co.
6.15%, 05/15/37	100,000	145,403
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	269,317
4.85%, 12/01/48 (a)	100,000	131,120

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	48,355
3.50%, 03/15/29 (a)	750,000	859,729
2.95%, 03/15/30 (a)	150,000	167,981
3.90%, 09/15/42 (a)	115,000	136,264
3.65%, 04/15/45 (a)	100,000	115,553
4.00%, 04/01/48 (a)	250,000	304,021
3.25%, 10/01/49 (a)	100,000	109,283
Virginia Electric and Power Co.
2.95%, 01/15/22 (a)	250,000	257,041
2.75%, 03/15/23 (a)	481,000	506,022
3.45%, 02/15/24 (a)	250,000	271,152
3.15%, 01/15/26 (a)	250,000	279,251
2.95%, 11/15/26 (a)	200,000	221,737
3.50%, 03/15/27 (a)	700,000	796,222
2.88%, 07/15/29 (a)	150,000	165,821
6.00%, 05/15/37	550,000	783,984
8.88%, 11/15/38	150,000	271,918
4.00%, 01/15/43 (a)	100,000	120,358
4.45%, 02/15/44 (a)	500,000	627,547
3.80%, 09/15/47 (a)	300,000	352,590
4.60%, 12/01/48 (a)	150,000	197,789
3.30%, 12/01/49 (a)	200,000	224,304
WEC Energy Group, Inc.
3.38%, 06/15/21	250,000	257,144
3.10%, 03/08/22	250,000	260,311
3.55%, 06/15/25 (a)	120,000	134,177
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	105,706
4.30%, 10/15/48 (a)	125,000	155,203
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	250,000	275,674
3.65%, 04/01/50 (a)	150,000	175,468
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	278,001
4.75%, 11/01/44 (a)	100,000	128,509
3.30%, 09/01/49 (a)	300,000	331,086
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	219,948
4.00%, 06/15/28 (a)	250,000	293,326
2.60%, 12/01/29 (a)	200,000	214,801
3.40%, 06/01/30 (a)	250,000	285,282
6.50%, 07/01/36	140,000	201,061
3.50%, 12/01/49 (a)	200,000	223,188
		151,840,481
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	650,000	720,122
5.50%, 06/15/41 (a)	150,000	209,085
4.15%, 01/15/43 (a)	100,000	122,265
4.13%, 10/15/44 (a)	100,000	123,316
4.30%, 10/01/48 (a)	100,000	128,812
4.13%, 03/15/49 (a)	150,000	188,023
3.38%, 09/15/49 (a)	150,000	169,812
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	56,608
5.85%, 01/15/41 (a)	250,000	327,807
4.10%, 09/01/47 (a)	100,000	111,984
National Grid USA
5.80%, 04/01/35	100,000	128,486
NiSource, Inc.
2.65%, 11/17/22 (a)	150,000	156,722
3.65%, 06/15/23 (a)	232,000	250,692
3.49%, 05/15/27 (a)	225,000	254,530
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 09/01/29 (a)	100,000	109,421
3.60%, 05/01/30 (a)	350,000	401,541
4.80%, 02/15/44 (a)	775,000	955,424
5.65%, 02/01/45 (a)	300,000	413,635
4.38%, 05/15/47 (a)	150,000	183,374
3.95%, 03/30/48 (a)	100,000	115,765
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	109,243
2.00%, 05/15/30 (a)	250,000	256,110
4.66%, 02/01/44 (a)	200,000	251,897
4.50%, 11/01/48 (a)	100,000	127,866
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	308,278
3.64%, 11/01/46 (a)	110,000	122,538
3.35%, 06/01/50 (a)	150,000	165,242
Sempra Energy
2.88%, 10/01/22 (a)	150,000	155,788
2.90%, 02/01/23 (a)	250,000	262,177
4.05%, 12/01/23 (a)	200,000	218,007
3.75%, 11/15/25 (a)	135,000	150,279
3.25%, 06/15/27 (a)	150,000	165,205
3.40%, 02/01/28 (a)	250,000	275,060
3.80%, 02/01/38 (a)	150,000	162,849
6.00%, 10/15/39	350,000	483,343
4.00%, 02/01/48 (a)	250,000	285,475
Southern California Gas Co.
2.60%, 06/15/26 (a)	400,000	435,638
2.55%, 02/01/30 (a)	250,000	270,691
3.75%, 09/15/42 (a)	100,000	115,204
4.13%, 06/01/48 (a)	150,000	188,017
4.30%, 01/15/49 (a)	400,000	509,180
3.95%, 02/15/50 (a)	150,000	184,924
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	108,351
3.95%, 10/01/46 (a)	650,000	712,159
4.40%, 05/30/47 (a)	250,000	299,966
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	256,996
4.15%, 06/01/49 (a)	100,000	116,041
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	62,214
3.65%, 09/15/49 (a)	250,000	278,802
		12,164,964
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	277,793
3.75%, 09/01/28 (a)	250,000	290,153
3.45%, 06/01/29 (a)	250,000	285,859
2.80%, 05/01/30 (a)	200,000	218,765
6.59%, 10/15/37	450,000	674,111
4.00%, 12/01/46 (a)	90,000	108,126
3.75%, 09/01/47 (a)	400,000	466,224
4.20%, 09/01/48 (a)	250,000	312,561
4.15%, 06/01/49 (a)	150,000	187,442
3.45%, 05/01/50 (a)	200,000	226,318
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	279,396
2.70%, 04/15/30 (a)	200,000	209,593
4.28%, 05/01/49 (a)	150,000	181,773
3.35%, 04/15/50 (a)	200,000	210,403

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	146,223
		4,074,740
		168,080,185
Total Corporates
(Cost $1,984,296,786)		2,158,083,002

Treasuries 36.7% of net assets
Bonds
8.00%, 11/15/21	3,145,000	3,483,640
7.25%, 08/15/22	1,498,000	1,723,461
7.63%, 11/15/22	2,198,000	2,586,943
7.13%, 02/15/23	1,498,000	1,772,497
6.25%, 08/15/23	2,248,000	2,674,857
7.50%, 11/15/24	1,748,000	2,299,166
7.63%, 02/15/25	1,000,000	1,338,594
6.88%, 08/15/25	1,200,000	1,601,391
6.00%, 02/15/26	1,889,000	2,482,485
6.75%, 08/15/26	1,209,000	1,675,079
6.50%, 11/15/26	1,748,000	2,419,136
6.63%, 02/15/27	1,000,000	1,404,922
6.38%, 08/15/27	1,200,000	1,698,000
6.13%, 11/15/27	2,934,000	4,138,086
5.50%, 08/15/28	1,748,000	2,439,689
5.25%, 11/15/28	2,248,000	3,114,534
5.25%, 02/15/29	2,774,000	3,871,680
6.13%, 08/15/29	4,744,000	7,091,539
6.25%, 05/15/30	3,131,000	4,824,675
5.38%, 02/15/31	4,194,000	6,235,954
4.50%, 02/15/36	3,244,000	4,968,135
4.75%, 02/15/37	1,682,000	2,684,367
5.00%, 05/15/37	3,348,000	5,494,120
4.38%, 02/15/38	2,796,000	4,348,217
4.50%, 05/15/38	2,996,000	4,729,467
3.50%, 02/15/39	2,472,000	3,499,811
4.25%, 05/15/39	4,046,000	6,255,179
4.50%, 08/15/39	3,746,000	5,968,724
4.38%, 11/15/39	4,625,000	7,276,787
4.63%, 02/15/40	4,005,000	6,499,051
1.13%, 05/15/40	12,700,000	12,583,914
4.38%, 05/15/40	4,194,000	6,629,469
3.88%, 08/15/40	5,394,000	8,041,696
4.25%, 11/15/40	4,853,000	7,586,983
4.75%, 02/15/41	4,692,000	7,787,620
4.38%, 05/15/41	4,144,000	6,593,493
3.75%, 08/15/41	3,317,000	4,889,206
3.13%, 11/15/41	5,444,000	7,374,919
3.13%, 02/15/42	5,682,000	7,713,315
3.00%, 05/15/42	1,998,000	2,662,023
2.75%, 08/15/42	6,391,000	8,197,955
2.75%, 11/15/42	9,008,000	11,543,611
3.13%, 02/15/43	8,086,000	10,966,638
2.88%, 05/15/43	8,831,000	11,541,013
3.63%, 08/15/43	9,417,000	13,760,591
3.75%, 11/15/43	5,750,000	8,562,109
3.63%, 02/15/44	10,177,000	14,905,330
3.38%, 05/15/44	10,794,000	15,272,667
3.13%, 08/15/44	12,682,000	17,301,022
3.00%, 11/15/44	12,136,000	16,255,603
2.50%, 02/15/45	10,782,000	13,302,293
3.00%, 05/15/45	9,334,000	12,535,270
2.88%, 08/15/45	10,632,000	14,010,983
3.00%, 11/15/45	6,482,000	8,738,040
2.50%, 02/15/46	10,986,000	13,610,624
2.50%, 05/15/46	9,982,000	12,384,699
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 08/15/46	13,178,000	15,632,402
2.88%, 11/15/46	10,669,000	14,191,437
3.00%, 02/15/47	11,134,000	15,169,205
3.00%, 05/15/47	11,588,000	15,799,514
2.75%, 08/15/47	11,430,000	14,938,474
2.75%, 11/15/47	14,828,000	19,403,828
3.00%, 02/15/48	12,034,000	16,478,119
3.13%, 05/15/48	15,120,000	21,193,987
3.00%, 08/15/48	16,328,000	22,458,654
3.38%, 11/15/48	11,384,000	16,730,033
3.00%, 02/15/49	16,426,000	22,684,563
2.88%, 05/15/49	16,676,000	22,564,712
2.25%, 08/15/49	16,476,000	19,818,826
2.38%, 11/15/49	15,478,000	19,118,958
2.00%, 02/15/50	12,698,000	14,546,154
1.25%, 05/15/50	18,900,000	18,163,195
Notes
1.13%, 08/31/21	10,786,000	10,906,289
1.50%, 08/31/21	8,788,000	8,924,626
2.00%, 08/31/21	5,946,000	6,073,165
2.75%, 09/15/21 (h)	30,654,000	31,610,141
1.13%, 09/30/21	9,388,000	9,500,949
1.50%, 09/30/21	12,982,000	13,198,536
2.13%, 09/30/21	10,742,000	11,004,885
2.88%, 10/15/21	12,184,000	12,609,964
1.25%, 10/31/21	12,438,000	12,618,740
1.50%, 10/31/21	14,980,000	15,247,124
2.00%, 10/31/21	8,788,000	9,003,237
2.00%, 11/15/21	12,284,000	12,593,499
2.88%, 11/15/21	11,984,000	12,428,953
1.50%, 11/30/21	17,974,000	18,315,225
1.75%, 11/30/21	11,784,000	12,049,370
1.88%, 11/30/21	8,988,000	9,206,205
2.63%, 12/15/21	14,480,000	14,998,678
1.63%, 12/31/21	8,192,000	8,371,840
2.00%, 12/31/21	10,486,000	10,774,160
2.13%, 12/31/21	9,238,000	9,509,186
2.50%, 01/15/22	14,780,000	15,311,734
1.38%, 01/31/22	11,984,000	12,214,083
1.50%, 01/31/22	9,088,000	9,280,232
1.88%, 01/31/22	14,780,000	15,180,099
2.00%, 02/15/22	13,582,000	13,987,338
2.50%, 02/15/22	12,482,000	12,954,463
1.13%, 02/28/22	4,998,000	5,078,437
1.75%, 02/28/22	10,586,000	10,865,537
1.88%, 02/28/22	8,338,000	8,575,438
2.38%, 03/15/22	13,980,000	14,506,707
1.75%, 03/31/22	9,942,000	10,217,929
1.88%, 03/31/22	11,184,000	11,518,428
2.25%, 04/15/22	11,982,000	12,428,751
0.13%, 04/30/22	4,000,000	3,997,578
1.75%, 04/30/22	8,988,000	9,249,916
1.88%, 04/30/22	11,910,000	12,282,885
1.75%, 05/15/22	12,190,000	12,553,081
2.13%, 05/15/22	14,182,000	14,701,914
0.13%, 05/31/22	9,600,000	9,593,813
1.75%, 05/31/22	15,986,000	16,470,263
1.88%, 05/31/22	11,990,000	12,382,954
1.75%, 06/15/22	11,492,000	11,849,554
0.13%, 06/30/22	10,000,000	9,994,336
1.75%, 06/30/22	10,486,000	10,818,193
2.13%, 06/30/22	5,692,000	5,915,567
1.75%, 07/15/22	14,980,000	15,463,924
1.88%, 07/31/22	6,792,000	7,034,230
2.00%, 07/31/22	9,488,000	9,851,213
1.50%, 08/15/22	11,490,000	11,817,196
1.63%, 08/15/22	3,891,000	4,012,442
1.63%, 08/31/22	10,488,000	10,819,847

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 08/31/22	8,988,000	9,321,188
1.50%, 09/15/22	8,988,000	9,254,831
1.75%, 09/30/22	8,442,000	8,743,406
1.88%, 09/30/22	8,488,000	8,814,921
1.38%, 10/15/22	13,482,000	13,855,388
1.88%, 10/31/22	9,986,000	10,384,660
2.00%, 10/31/22	10,586,000	11,038,800
1.63%, 11/15/22	22,645,000	23,430,498
2.00%, 11/30/22	18,072,000	18,872,533
1.63%, 12/15/22	12,288,000	12,730,080
2.13%, 12/31/22	19,472,000	20,425,063
1.50%, 01/15/23	486,000	502,403
1.75%, 01/31/23	2,298,000	2,391,536
2.38%, 01/31/23	10,486,000	11,081,982
1.38%, 02/15/23	6,492,000	6,697,411
2.00%, 02/15/23	5,372,000	5,629,898
1.50%, 02/28/23	1,998,000	2,068,945
2.63%, 02/28/23	2,488,000	2,650,595
0.50%, 03/15/23	5,300,000	5,347,617
1.50%, 03/31/23	6,990,000	7,245,845
2.50%, 03/31/23	8,090,000	8,607,318
0.25%, 04/15/23	4,000,000	4,009,375
1.63%, 04/30/23	7,990,000	8,317,715
2.75%, 04/30/23	10,686,000	11,463,657
0.13%, 05/15/23	8,900,000	8,887,832
1.75%, 05/15/23	15,680,000	16,391,112
1.63%, 05/31/23	7,838,000	8,169,584
2.75%, 05/31/23	9,984,000	10,732,020
0.25%, 06/15/23	10,000,000	10,022,266
1.38%, 06/30/23	5,494,000	5,691,655
2.63%, 06/30/23	10,968,000	11,771,749
1.25%, 07/31/23	6,242,000	6,449,010
2.75%, 07/31/23	2,896,000	3,125,078
2.50%, 08/15/23	12,152,000	13,032,545
1.38%, 08/31/23	5,992,000	6,219,041
2.75%, 08/31/23	8,494,000	9,182,147
1.38%, 09/30/23	6,742,000	7,003,779
2.88%, 09/30/23	20,472,000	22,255,303
1.63%, 10/31/23	7,740,000	8,110,371
2.88%, 10/31/23	9,986,000	10,876,548
2.75%, 11/15/23	13,278,000	14,420,634
2.13%, 11/30/23	11,234,000	11,972,987
2.88%, 11/30/23	17,476,000	19,072,050
2.25%, 12/31/23	7,342,000	7,867,125
2.63%, 12/31/23	17,776,000	19,281,405
2.25%, 01/31/24	6,694,000	7,184,022
2.50%, 01/31/24	21,970,000	23,772,227
2.75%, 02/15/24	16,595,000	18,120,962
2.13%, 02/29/24	9,238,000	9,885,382
2.38%, 02/29/24	12,982,000	14,010,418
2.13%, 03/31/24	22,218,000	23,805,372
2.00%, 04/30/24	6,494,000	6,935,896
2.25%, 04/30/24	18,574,000	20,014,936
2.50%, 05/15/24 (h)	22,698,000	24,693,828
2.00%, 05/31/24	19,468,000	20,817,832
1.75%, 06/30/24	13,032,000	13,823,592
2.00%, 06/30/24	8,240,000	8,821,306
1.75%, 07/31/24	15,078,000	16,009,184
2.13%, 07/31/24	8,488,000	9,140,515
2.38%, 08/15/24	22,568,000	24,548,871
1.25%, 08/31/24	10,386,000	10,820,914
1.88%, 08/31/24	9,490,000	10,135,394
1.50%, 09/30/24	12,982,000	13,671,162
2.13%, 09/30/24	11,284,000	12,181,431
1.50%, 10/31/24	14,480,000	15,259,997
2.25%, 10/31/24	9,238,000	10,034,056
2.25%, 11/15/24	21,870,000	23,770,810
1.50%, 11/30/24	14,480,000	15,274,137
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 11/30/24	8,988,000	9,726,701
1.75%, 12/31/24	10,482,000	11,180,937
2.25%, 12/31/24	8,988,000	9,789,196
1.38%, 01/31/25	7,996,000	8,399,860
2.50%, 01/31/25	8,488,000	9,352,052
2.00%, 02/15/25	13,686,000	14,774,999
1.13%, 02/28/25	998,000	1,037,881
2.75%, 02/28/25	7,390,000	8,238,695
0.50%, 03/31/25	11,700,000	11,823,399
2.63%, 03/31/25	2,724,000	3,025,662
0.38%, 04/30/25	5,000,000	5,022,266
2.88%, 04/30/25	10,986,000	12,351,526
2.13%, 05/15/25	19,380,400	21,101,925
0.25%, 05/31/25	6,700,000	6,691,102
2.88%, 05/31/25	9,288,000	10,458,796
0.25%, 06/30/25	11,000,000	10,979,805
2.75%, 06/30/25	8,988,000	10,081,306
2.88%, 07/31/25	10,386,000	11,732,123
2.00%, 08/15/25	22,668,000	24,615,146
2.75%, 08/31/25	9,736,000	10,951,859
3.00%, 09/30/25	13,682,000	15,588,929
3.00%, 10/31/25	8,788,000	10,027,589
2.25%, 11/15/25	19,872,000	21,896,460
2.88%, 11/30/25	13,182,000	14,974,958
2.63%, 12/31/25	9,686,000	10,886,534
2.63%, 01/31/26	8,738,000	9,833,663
1.63%, 02/15/26	20,672,000	22,117,425
2.50%, 02/28/26	15,776,000	17,664,806
2.25%, 03/31/26	10,086,000	11,161,577
2.38%, 04/30/26	8,084,000	9,013,028
1.63%, 05/15/26	20,285,000	21,739,023
2.13%, 05/31/26	9,388,000	10,338,535
1.88%, 06/30/26	11,484,000	12,487,056
1.88%, 07/31/26	7,484,000	8,142,650
1.50%, 08/15/26	18,724,000	19,953,494
1.38%, 08/31/26	10,486,000	11,096,318
1.63%, 09/30/26	7,490,000	8,043,265
1.63%, 10/31/26	11,084,000	11,908,373
2.00%, 11/15/26	12,482,000	13,706,796
1.63%, 11/30/26	9,986,000	10,733,390
1.75%, 12/31/26	6,990,000	7,572,136
1.50%, 01/31/27	7,190,000	7,676,448
2.25%, 02/15/27	15,126,000	16,896,215
1.13%, 02/28/27	4,800,000	5,008,125
0.63%, 03/31/27	2,000,000	2,020,156
0.50%, 04/30/27	4,850,000	4,857,199
2.38%, 05/15/27	18,920,000	21,352,994
0.50%, 05/31/27	7,000,000	7,007,109
0.50%, 06/30/27	8,500,000	8,507,969
2.25%, 08/15/27	18,972,000	21,309,410
2.25%, 11/15/27	18,574,000	20,918,967
2.75%, 02/15/28	19,822,000	23,126,699
2.88%, 05/15/28 (h)	21,770,000	25,695,403
2.88%, 08/15/28 (h)	21,268,000	25,192,611
3.13%, 11/15/28 (h)	25,214,000	30,489,242
2.63%, 02/15/29 (h)	23,666,000	27,737,292
2.38%, 05/15/29 (h)	22,558,000	26,036,867
1.63%, 08/15/29 (h)	19,466,000	21,242,272
1.75%, 11/15/29	15,966,000	17,629,957
1.50%, 02/15/30	21,098,000	22,810,564
0.63%, 05/15/30	19,100,000	19,050,758
Total Treasuries
(Cost $2,647,243,141)		2,915,055,835

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 6.0% of net assets

Agency 2.5%
Foreign 1.0%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	257,611
2.38%, 10/01/21	450,000	461,531
2.63%, 01/31/22	350,000	362,747
1.63%, 09/17/22	500,000	514,323
2.88%, 03/13/23	850,000	907,613
1.50%, 02/12/25	700,000	731,210
		3,235,035
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	783,821
2.88%, 09/30/29 (a)	300,000	319,431
3.30%, 09/30/49 (a)	200,000	210,661
		1,313,913
Canada 0.1%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	700,000	770,130
4.88%, 04/30/44	250,000	326,199
Export Development Canada
1.38%, 10/21/21	250,000	253,596
2.00%, 05/17/22	250,000	258,106
1.75%, 07/18/22	750,000	772,740
2.50%, 01/24/23	600,000	633,714
1.38%, 02/24/23	800,000	822,912
2.75%, 03/15/23	450,000	479,531
2.63%, 02/21/24	650,000	702,816
Nexen, Inc.
5.88%, 03/10/35	500,000	690,840
6.40%, 05/15/37	750,000	1,071,206
		6,781,790
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	254,048
2.96%, 11/08/22	250,000	259,763
3.54%, 11/08/27	250,000	276,117
		789,928
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	537,450
4.13%, 01/16/25	427,000	428,003
5.38%, 06/26/26 (a)	378,000	398,259
6.88%, 04/29/30 (a)	700,000	803,922
7.38%, 09/18/43	300,000	362,696
5.88%, 05/28/45	650,000	685,015
		3,215,345
Germany 0.4%
FMS Wertmanagement
2.00%, 08/01/22 (i)	700,000	724,976
2.75%, 03/06/23 (i)	275,000	292,977
2.75%, 01/30/24 (i)	700,000	759,448
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kreditanstalt fuer Wiederaufbau
1.50%, 06/15/21 (i)	1,600,000	1,619,408
2.38%, 08/25/21 (i)	1,000,000	1,024,515
2.00%, 11/30/21 (i)	300,000	307,337
3.13%, 12/15/21 (i)	1,500,000	1,562,370
2.63%, 01/25/22 (i)	1,250,000	1,296,612
2.50%, 02/15/22 (i)	1,600,000	1,658,152
2.13%, 03/07/22 (i)	1,450,000	1,495,769
2.13%, 06/15/22 (i)	1,250,000	1,295,912
1.75%, 08/22/22 (i)	250,000	258,060
2.00%, 09/29/22 (i)	2,500,000	2,598,350
2.00%, 10/04/22 (i)	750,000	779,393
2.38%, 12/29/22 (i)	1,700,000	1,789,182
2.13%, 01/17/23 (i)	1,050,000	1,099,413
1.63%, 02/15/23 (i)	1,700,000	1,759,780
2.63%, 02/28/24 (i)	1,500,000	1,625,362
1.38%, 08/05/24 (i)	1,400,000	1,456,504
2.50%, 11/20/24 (i)	2,200,000	2,400,662
2.88%, 04/03/28 (i)	1,100,000	1,280,680
1.75%, 09/14/29 (i)	700,000	756,767
0.00%, 06/29/37 (i)(k)	750,000	594,739
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (i)	300,000	305,405
2.25%, 10/01/21 (i)	550,000	563,390
2.00%, 12/06/21 (i)	200,000	204,852
3.13%, 11/14/23 (i)	450,000	492,012
2.00%, 01/13/25 (i)	1,150,000	1,229,775
2.38%, 06/10/25 (i)	600,000	655,170
1.75%, 07/27/26 (i)	500,000	532,565
2.50%, 11/15/27 (i)	500,000	563,650
		32,983,187
Japan 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	300,000	303,467
2.00%, 11/04/21	500,000	510,367
2.50%, 06/01/22	250,000	259,794
2.38%, 07/21/22	1,500,000	1,558,387
2.38%, 11/16/22	2,300,000	2,402,545
1.75%, 01/23/23	500,000	516,135
0.63%, 05/22/23	500,000	501,948
3.25%, 07/20/23	250,000	270,615
3.38%, 10/31/23	350,000	382,648
2.50%, 05/23/24	1,150,000	1,234,485
1.75%, 10/17/24	300,000	314,094
2.50%, 05/28/25	200,000	217,499
1.88%, 07/21/26	350,000	371,618
2.25%, 11/04/26	1,200,000	1,303,482
2.88%, 06/01/27	450,000	509,492
2.88%, 07/21/27	650,000	737,366
2.75%, 11/16/27	700,000	790,251
3.25%, 07/20/28	400,000	469,770
3.50%, 10/31/28	350,000	419,689
2.00%, 10/17/29	700,000	758,758
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	212,762
		14,045,172
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	500,000	520,470
2.45%, 01/17/23	450,000	470,851
2.65%, 01/15/24	100,000	106,565
3.70%, 03/01/24	550,000	610,241
3.25%, 11/10/24	150,000	167,119
2.88%, 04/06/25 (a)	450,000	487,037

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 04/06/27 (a)	150,000	165,482
3.63%, 09/10/28 (a)	250,000	289,794
3.13%, 04/06/30 (a)	500,000	552,805
2.38%, 05/22/30 (a)	100,000	104,174
3.63%, 04/06/40 (a)	150,000	169,504
4.25%, 11/23/41	900,000	1,106,901
3.95%, 05/15/43	100,000	115,681
4.80%, 11/08/43	210,000	277,532
3.25%, 11/18/49 (a)	250,000	266,999
3.70%, 04/06/50 (a)	450,000	514,195
		5,925,350
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	850,000	886,775
2.75%, 01/25/22	200,000	205,931
5.00%, 04/11/22	250,000	268,311
2.38%, 06/25/24	200,000	211,044
2.88%, 01/21/25	1,200,000	1,301,802
1.88%, 02/12/25	200,000	207,999
3.25%, 11/10/25	1,450,000	1,619,382
2.63%, 05/26/26	250,000	272,168
Korea Development Bank
4.63%, 11/16/21	350,000	368,294
3.38%, 03/12/23	200,000	213,373
3.75%, 01/22/24	300,000	329,393
2.13%, 10/01/24	550,000	575,924
3.38%, 09/16/25	500,000	560,245
2.00%, 09/12/26	350,000	369,511
		7,390,152
Sweden 0.1%
Svensk Exportkredit AB
3.13%, 11/08/21	400,000	414,978
2.38%, 03/09/22	1,350,000	1,395,677
2.00%, 08/30/22	550,000	568,752
1.63%, 11/14/22	400,000	411,586
2.88%, 03/14/23	200,000	213,141
0.75%, 04/06/23	200,000	201,816
1.75%, 12/12/23	500,000	522,958
0.63%, 05/14/25	500,000	501,355
		4,230,263
		79,910,135
U.S. 1.5%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	266,389
3.50%, 05/05/25	650,000	710,677
4.38%, 05/02/28	450,000	525,148
Fannie Mae
1.38%, 10/07/21	3,400,000	3,451,306
2.00%, 01/05/22	250,000	256,833
1.88%, 04/05/22	3,000,000	3,089,250
1.38%, 09/06/22	7,000,000	7,175,385
2.38%, 01/19/23	3,000,000	3,168,675
0.25%, 05/22/23	4,000,000	3,997,680
2.50%, 02/05/24	6,000,000	6,479,850
2.13%, 04/24/26	6,000,000	6,544,890
7.13%, 01/15/30	527,000	822,531
7.25%, 05/15/30	1,000,000	1,588,780
6.63%, 11/15/30	2,700,000	4,186,174
5.63%, 07/15/37	1,500,000	2,424,112
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,276,869
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Home Loan Bank
1.88%, 07/07/21	6,100,000	6,205,530
1.13%, 07/14/21	1,000,000	1,009,755
3.00%, 10/12/21	5,200,000	5,388,214
1.88%, 11/29/21	3,850,000	3,942,554
1.63%, 12/20/21	6,000,000	6,126,330
2.38%, 06/10/22	400,000	416,886
2.13%, 03/10/23	250,000	262,348
2.50%, 02/13/24	1,600,000	1,727,424
2.88%, 06/14/24	1,075,000	1,180,484
1.50%, 08/15/24	2,000,000	2,096,120
5.38%, 08/15/24	1,750,000	2,102,870
3.25%, 11/16/28	5,000,000	5,961,925
5.50%, 07/15/36	400,000	626,206
Freddie Mac
1.13%, 08/12/21	7,000,000	7,075,285
2.38%, 01/13/22	5,351,000	5,531,115
0.25%, 06/08/22	2,500,000	2,500,650
2.75%, 06/19/23	2,500,000	2,686,212
1.50%, 02/12/25	5,000,000	5,242,500
6.75%, 09/15/29	500,000	754,285
6.75%, 03/15/31	1,564,000	2,466,530
6.25%, 07/15/32	700,000	1,102,062
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,202,110
6.75%, 11/01/25	488,000	644,709
2.88%, 02/01/27	500,000	564,950
5.25%, 09/15/39	750,000	1,154,479
4.63%, 09/15/60	100,000	156,485
		115,092,567
		195,002,702

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	1,160,000	1,505,581
Province of Alberta
2.20%, 07/26/22	250,000	259,139
3.35%, 11/01/23	646,000	704,072
2.95%, 01/23/24	500,000	540,248
1.88%, 11/13/24	700,000	734,590
1.00%, 05/20/25	200,000	201,841
3.30%, 03/15/28	1,350,000	1,567,046
Province of British Columbia
2.65%, 09/22/21	250,000	257,206
2.00%, 10/23/22	650,000	675,360
1.75%, 09/27/24	500,000	526,258
2.25%, 06/02/26	450,000	490,118
Province of Manitoba
2.13%, 05/04/22	390,000	402,437
2.60%, 04/16/24	250,000	268,808
3.05%, 05/14/24	150,000	163,728
2.13%, 06/22/26	750,000	807,217
Province of New Brunswick
2.50%, 12/12/22	250,000	261,468
3.63%, 02/24/28	200,000	235,914
Province of Ontario
2.50%, 09/10/21	300,000	307,674
2.40%, 02/08/22	750,000	774,367
2.55%, 04/25/22	500,000	519,653
2.25%, 05/18/22	500,000	517,533
2.45%, 06/29/22	1,350,000	1,405,127
1.75%, 01/24/23	1,000,000	1,033,950

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 10/17/23	900,000	984,964
3.05%, 01/29/24	900,000	980,140
3.20%, 05/16/24	850,000	935,157
2.50%, 04/27/26	500,000	547,305
2.30%, 06/15/26	500,000	541,972
1.05%, 05/21/27	350,000	350,560
2.00%, 10/02/29	400,000	428,976
Province of Quebec
2.75%, 08/25/21	650,000	667,816
2.38%, 01/31/22	800,000	825,084
2.63%, 02/13/23	350,000	369,905
7.50%, 07/15/23	150,000	180,869
7.13%, 02/09/24	1,000,000	1,227,735
2.50%, 04/09/24	200,000	214,577
2.88%, 10/16/24	650,000	712,881
1.50%, 02/11/25	850,000	884,408
2.50%, 04/20/26	50,000	54,850
2.75%, 04/12/27	500,000	559,555
7.50%, 09/15/29	168,000	259,497
1.35%, 05/28/30	400,000	407,128
		25,292,714
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	172,427
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	294,611
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	500,000	706,195
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	454,940
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,294,496
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	900,220
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	1,089,528
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	2,031,606
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,484,020
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,577,342
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	865,000	1,442,746
GO Bonds
7.60%, 11/01/40	200,000	367,250
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	120,764
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	223,557
Series C
4.47%, 01/01/49	150,000	194,503
Chicago Transit Authority
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	600,944
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	270,086
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	303,243
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	753,476
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	220,254
RB Series 2012
4.43%, 02/01/42	200,000	252,522
City of San Francisco CA Public Utilities Commission Water Revenue
Series A
3.30%, 11/01/39 (a)	250,000	271,390
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	100,000	173,916
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	258,632
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	502,673
Series D
2.66%, 09/01/39	145,000	155,104
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	144,463
Series D
2.81%, 09/01/43	150,000	155,927
Series H
2.90%, 09/01/49	200,000	215,234
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	286,164
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	951,425
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	546,073
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	159,899
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	50,000	77,803
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	358,750
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	218,142
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	362,154
Dallas/Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	157,607
Series A
3.14%, 11/01/45	20,000	20,484
District of Columbia
Series E
5.59%, 12/01/34	350,000	479,702
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	270,624

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	102,094
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	103,329
Series A, (AGM)
3.92%, 01/15/53 (a)	100,000	105,411
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	246,000	357,873
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	286,598
Series B
3.24%, 10/01/52 (a)	250,000	261,313
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	390,000	395,757
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,395,000	2,433,128
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	166,457
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	138,328
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	170,820
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	113,729
Series B
4.53%, 01/01/35	200,000	245,401
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	149,379
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	427,168
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	384,835
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	310,188
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	664,678
Massachusetts School Building Authority
Series B
3.40%, 10/15/40 (a)	100,000	105,044
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	870,359
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	567,222
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	859,963
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	387,492
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	92,837
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	149,000	222,758
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	416,000	510,696
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,043,556
RB Series 2019B
4.13%, 06/15/42	250,000	233,623
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	850,177
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,411,642
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	607,709
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	462,682
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	399,565
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	402,205
New York State Dormitory Authority
Series F
3.11%, 02/15/39	200,000	213,643
RB Series 2009F
5.63%, 03/15/39	200,000	266,976
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	285,260
Series B
3.14%, 07/01/43	200,000	201,346
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	240,788
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	619,820
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	450,000	643,450
Series A
3.80%, 12/01/46	75,000	94,842
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	103,552
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	632,541
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	600,397
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	334,742
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	278,952
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	271,494
Consolidated Bonds 168th Series
4.93%, 10/01/51	450,000	620,874

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,530,282
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	318,538
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	100,000	166,338
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	100,000	103,143
Series P
3.92%, 05/01/19 (a)	150,000	179,744
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	150,000	155,211
RB Series B
3.82%, 01/01/48	200,000	208,526
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	103,338
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	483,090
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	543,020
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,303,014
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	190,056
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	181,876
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,112,089
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	677,104
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	256,898
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	167,116
University of California
RB Series 2019BD
3.35%, 07/01/29	200,000	229,464
RB Series 2013AJ
4.60%, 05/15/31	250,000	308,775
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	450,735
RB Series AS
5.95%, 05/15/45	250,000	367,379
RB Series AD
4.86%, 05/15/12	500,000	701,420
RB Series 2015AQ
4.77%, 05/15/15	200,000	271,472
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	200,000	228,228
Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of Texas System/
Series C
4.79%, 08/15/46	50,000	70,361
University of Virginia
Series C
4.18%, 09/01/17 (a)	150,000	203,078
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	350,000	375,753
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	559,006
Wisconsin
RB Series A
5.70%, 05/01/26	615,000	704,474
		54,923,117
		80,215,831

Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	1,100,000	1,141,827
2.00%, 11/15/22	750,000	780,754
1.63%, 01/22/25	1,000,000	1,055,120
		2,977,701
Chile 0.0%
Chile Government International Bond
3.25%, 09/14/21	150,000	154,817
2.25%, 10/30/22	150,000	155,185
3.13%, 03/27/25	400,000	435,026
3.13%, 01/21/26	200,000	219,279
3.24%, 02/06/28 (a)	750,000	825,037
2.55%, 01/27/32 (a)	600,000	626,067
3.63%, 10/30/42	100,000	113,600
3.86%, 06/21/47	450,000	534,731
3.50%, 01/25/50 (a)	650,000	735,056
		3,798,798
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	550,000	565,906
2.63%, 03/15/23 (a)	300,000	304,553
4.00%, 02/26/24 (a)	700,000	737,716
8.13%, 05/21/24	300,000	360,479
4.50%, 01/28/26 (a)	400,000	434,896
3.88%, 04/25/27 (a)	850,000	899,551
4.50%, 03/15/29 (a)	600,000	659,514
3.00%, 01/30/30 (a)	500,000	495,935
3.13%, 04/15/31 (a)	300,000	298,334
7.38%, 09/18/37	550,000	753,970
6.13%, 01/18/41	950,000	1,189,333
5.63%, 02/26/44 (a)	1,200,000	1,441,458
5.00%, 06/15/45 (a)	1,300,000	1,470,631
5.20%, 05/15/49 (a)	900,000	1,056,316
		10,668,592
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	650,000	713,343
5.75%, 11/22/23	600,000	682,803
5.38%, 03/25/24	500,000	568,380
7.63%, 03/29/41	450,000	756,551
		2,721,077

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	361,004
4.45%, 02/11/24	250,000	271,724
3.50%, 01/11/28	250,000	266,518
4.10%, 04/24/28	300,000	332,911
4.75%, 02/11/29	400,000	464,664
3.40%, 09/18/29	200,000	213,211
2.85%, 02/14/30	400,000	409,304
3.85%, 10/15/30	550,000	612,777
4.35%, 01/11/48	700,000	790,881
5.35%, 02/11/49 (j)	500,000	649,402
3.70%, 10/30/49	200,000	207,996
3.50%, 02/14/50	250,000	257,493
4.20%, 10/15/50	550,000	614,614
4.45%, 04/15/70	300,000	345,753
		5,798,252
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	700,000	748,629
2.88%, 03/16/26	300,000	328,316
3.25%, 01/17/28	300,000	340,281
2.50%, 01/15/30	350,000	379,062
2.75%, 07/03/30	700,000	772,474
4.50%, 01/30/43	700,000	905,593
4.13%, 01/17/48	250,000	310,943
3.38%, 01/15/50	650,000	716,635
3.88%, 07/03/50	650,000	774,988
4.50%, 04/03/20	300,000	390,281
		5,667,202
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,160,330
2.38%, 10/17/24	950,000	965,376
2.88%, 10/17/29	700,000	701,067
5.38%, 06/15/33	754,000	939,786
4.00%, 10/17/49	750,000	761,760
		4,528,319
Mexico 0.3%
Mexico Government International Bond
3.63%, 03/15/22	1,050,000	1,093,276
8.00%, 09/24/22	100,000	113,438
4.00%, 10/02/23	1,200,000	1,279,470
3.60%, 01/30/25	450,000	477,301
3.90%, 04/27/25 (a)	600,000	643,548
4.13%, 01/21/26	500,000	541,167
4.15%, 03/28/27	800,000	860,428
3.75%, 01/11/28	850,000	887,277
4.50%, 04/22/29	1,150,000	1,251,413
3.25%, 04/16/30 (a)	1,200,000	1,192,404
8.30%, 08/15/31	150,000	212,933
4.75%, 04/27/32 (a)	850,000	939,059
7.50%, 04/08/33	250,000	336,560
6.75%, 09/27/34	250,000	328,835
6.05%, 01/11/40	1,050,000	1,284,323
4.75%, 03/08/44	1,350,000	1,420,747
5.55%, 01/21/45	950,000	1,122,824
4.60%, 01/23/46	1,200,000	1,243,092
4.35%, 01/15/47	600,000	602,598
4.60%, 02/10/48	950,000	985,796
4.50%, 01/31/50 (a)	1,025,000	1,058,661
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 04/27/51 (a)	850,000	919,594
5.75%, 10/12/10	850,000	945,833
		19,740,577
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	762,363
3.75%, 03/16/25 (a)	750,000	812,426
8.88%, 09/30/27	150,000	213,335
3.88%, 03/17/28 (a)	400,000	450,660
9.38%, 04/01/29	500,000	759,470
3.16%, 01/23/30 (a)	400,000	432,134
6.70%, 01/26/36	900,000	1,296,931
4.50%, 05/15/47	200,000	245,892
4.50%, 04/16/50 (a)	750,000	919,823
4.30%, 04/29/53	400,000	479,054
4.50%, 04/01/56 (a)	750,000	922,230
3.87%, 07/23/60 (a)	225,000	255,952
		7,550,270
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	600,000	764,517
2.39%, 01/23/26 (a)	350,000	364,425
4.13%, 08/25/27	500,000	574,785
2.84%, 06/20/30	250,000	268,234
2.78%, 01/23/31 (a)	850,000	908,161
8.75%, 11/21/33	450,000	752,429
6.55%, 03/14/37	350,000	533,045
5.63%, 11/18/50	800,000	1,266,164
		5,431,760
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	600,190
9.50%, 10/21/24	500,000	657,905
10.63%, 03/16/25	250,000	350,549
5.50%, 03/30/26	400,000	480,980
3.00%, 02/01/28	650,000	703,105
3.75%, 01/14/29	600,000	686,808
9.50%, 02/02/30	650,000	1,060,010
2.46%, 05/05/30	700,000	735,798
7.75%, 01/14/31	550,000	824,585
6.38%, 01/15/32	350,000	484,999
6.38%, 10/23/34	600,000	866,817
3.95%, 01/20/40	1,300,000	1,514,409
3.70%, 03/01/41	250,000	285,729
3.70%, 02/02/42	1,100,000	1,263,465
		10,515,349
Poland 0.0%
Poland Government International Bond
5.00%, 03/23/22	1,150,000	1,236,031
3.00%, 03/17/23	750,000	795,555
4.00%, 01/22/24	600,000	667,386
3.25%, 04/06/26	544,000	611,388
		3,310,360
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	550,000	604,101
2.75%, 01/19/27	450,000	490,088
3.50%, 09/20/28	200,000	233,030
2.50%, 06/19/29	350,000	383,497

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 06/10/44	200,000	275,727
3.88%, 09/20/48	200,000	275,681
		2,262,124
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	109,848
4.50%, 08/14/24	150,000	164,526
4.38%, 10/27/27	500,000	572,932
4.38%, 01/23/31 (a)(g)	650,000	762,356
7.63%, 03/21/36	700,000	1,064,735
4.13%, 11/20/45	250,000	289,074
5.10%, 06/18/50	1,150,000	1,488,255
4.98%, 04/20/55	800,000	1,027,644
		5,479,370
		90,449,751

Supranational* 1.4%
African Development Bank
2.38%, 09/23/21	1,150,000	1,179,653
0.50%, 04/22/22	200,000	200,834
1.63%, 09/16/22	350,000	360,379
2.13%, 11/16/22	1,500,000	1,564,590
0.75%, 04/03/23	950,000	961,761
Asian Development Bank
1.75%, 06/08/21	450,000	456,323
2.00%, 02/16/22	1,900,000	1,953,580
1.88%, 02/18/22	500,000	513,063
0.63%, 04/07/22	1,500,000	1,509,720
1.88%, 07/19/22	650,000	671,460
1.75%, 09/13/22	2,175,000	2,245,568
1.63%, 01/24/23	750,000	775,605
2.75%, 03/17/23	900,000	959,351
2.63%, 01/30/24	445,000	481,003
1.50%, 10/18/24	1,350,000	1,413,301
2.00%, 01/22/25	1,650,000	1,765,615
0.63%, 04/29/25	1,000,000	1,007,375
2.00%, 04/24/26	500,000	541,640
2.63%, 01/12/27	800,000	900,728
2.50%, 11/02/27	800,000	902,084
2.75%, 01/19/28	250,000	287,220
5.82%, 06/16/28	300,000	414,465
1.75%, 09/19/29	750,000	807,776
1.88%, 01/24/30	900,000	981,032
Asian Infrastructure Investment Bank
2.25%, 05/16/24	950,000	1,016,623
0.50%, 05/28/25	950,000	949,520
Corp. Andina de Fomento
2.13%, 09/27/21	613,000	617,358
3.25%, 02/11/22	600,000	616,866
4.38%, 06/15/22	550,000	578,691
2.38%, 05/12/23	350,000	359,102
3.75%, 11/23/23	250,000	267,554
Council of Europe Development Bank
1.75%, 09/26/22	650,000	671,408
0.25%, 06/10/23	200,000	199,779
2.50%, 02/27/24	315,000	339,442
1.38%, 02/27/25	350,000	364,812
European Bank for Reconstruction & Development
1.88%, 07/15/21	500,000	508,323
1.50%, 11/02/21	1,100,000	1,118,172
2.75%, 03/07/23	475,000	506,174
0.25%, 07/10/23 (g)	500,000	499,910
1.63%, 09/27/24	250,000	262,791
0.50%, 05/19/25	400,000	400,948
Security Rate, Maturity Date	Face Amount ($)	Value ($)
European Investment Bank
1.63%, 06/15/21	600,000	608,064
1.38%, 09/15/21	1,150,000	1,165,674
2.13%, 10/15/21	1,000,000	1,024,245
2.88%, 12/15/21	1,250,000	1,298,031
2.25%, 03/15/22	1,500,000	1,551,480
2.63%, 05/20/22	1,175,000	1,227,746
2.38%, 06/15/22	1,650,000	1,719,077
2.25%, 08/15/22	470,000	490,020
1.38%, 09/06/22	900,000	922,194
2.50%, 03/15/23	1,750,000	1,855,709
1.38%, 05/15/23	1,000,000	1,031,725
2.88%, 08/15/23	1,400,000	1,513,113
0.25%, 09/15/23	250,000	249,831
3.13%, 12/14/23	1,300,000	1,426,373
3.25%, 01/29/24	1,650,000	1,821,889
2.63%, 03/15/24	1,600,000	1,734,992
2.25%, 06/24/24	450,000	483,869
2.50%, 10/15/24	500,000	545,073
1.88%, 02/10/25	1,100,000	1,173,320
1.63%, 03/14/25	1,300,000	1,373,008
0.63%, 07/25/25	900,000	908,190
2.13%, 04/13/26	600,000	655,002
2.38%, 05/24/27	367,000	410,163
1.63%, 10/09/29	300,000	321,357
0.88%, 05/17/30	255,000	255,751
4.88%, 02/15/36	400,000	609,634
Inter-American Development Bank
1.25%, 09/14/21	1,150,000	1,163,587
2.13%, 01/18/22	1,250,000	1,285,787
1.75%, 04/14/22	1,100,000	1,128,990
1.75%, 09/14/22	1,000,000	1,032,450
2.50%, 01/18/23	1,250,000	1,319,975
0.50%, 05/24/23	1,300,000	1,308,443
3.00%, 10/04/23	750,000	815,381
2.63%, 01/16/24	1,150,000	1,241,994
3.00%, 02/21/24	500,000	547,705
2.13%, 01/15/25	1,100,000	1,182,258
1.75%, 03/14/25	750,000	795,090
0.88%, 04/03/25	650,000	662,552
0.63%, 07/15/25	500,000	503,470
2.00%, 06/02/26	350,000	378,744
2.00%, 07/23/26	100,000	108,088
2.38%, 07/07/27	1,200,000	1,336,764
3.13%, 09/18/28	1,500,000	1,774,057
2.25%, 06/18/29	750,000	839,944
3.88%, 10/28/41	150,000	211,493
4.38%, 01/24/44	600,000	922,950
International Bank for Reconstruction & Development
2.25%, 06/24/21	2,550,000	2,599,546
2.75%, 07/23/21	1,550,000	1,591,238
1.38%, 09/20/21	250,000	253,456
2.00%, 01/26/22	2,150,000	2,208,620
1.63%, 02/10/22	975,000	996,552
2.13%, 07/01/22	1,750,000	1,815,187
1.88%, 10/07/22	2,250,000	2,331,675
7.63%, 01/19/23	500,000	592,763
1.88%, 06/19/23	350,000	366,364
3.00%, 09/27/23	1,560,000	1,695,697
2.50%, 03/19/24	1,450,000	1,566,080
1.50%, 08/28/24	950,000	993,358
2.50%, 11/25/24	1,300,000	1,418,651
1.63%, 01/15/25	1,200,000	1,264,716
0.75%, 03/11/25	1,250,000	1,267,900
0.63%, 04/22/25	2,500,000	2,519,825
2.50%, 07/29/25	1,750,000	1,927,537
3.13%, 11/20/25	350,000	398,935

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 10/27/26	250,000	269,148
2.50%, 11/22/27	200,000	225,804
1.75%, 10/23/29	500,000	540,283
0.88%, 05/14/30	1,000,000	1,000,345
4.75%, 02/15/35	350,000	519,381
International Finance Corp.
1.13%, 07/20/21	1,000,000	1,009,025
2.00%, 10/24/22	750,000	779,535
0.50%, 03/20/23	200,000	201,343
2.88%, 07/31/23	500,000	539,613
1.38%, 10/16/24	750,000	781,421
Nordic Investment Bank
2.25%, 09/30/21	750,000	768,514
2.13%, 02/01/22	250,000	257,326
1.38%, 10/17/22	200,000	204,986
0.38%, 05/19/23	400,000	401,256
2.88%, 07/19/23	450,000	484,871
2.25%, 05/21/24	200,000	214,242
		111,072,044
Total Government Related
(Cost $448,029,960)		476,740,328

Securitized 29.3% of net assets

Asset-Backed Securities 0.4%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4, ABS
1.92%, 01/15/25 (a)	2,000,000	2,073,113
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	2,000,000	2,083,093
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	561,489
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	900,000	920,335
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,204,969
		7,842,999
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2018-8, Class A
3.18%, 04/15/24 (a)	1,200,000	1,240,786
Series 2019-1, Class A
2.87%, 10/15/24 (a)	1,300,000	1,354,881
Series 2019-3, Class A, ABS
2.00%, 04/15/25 (a)	630,000	652,045
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,559,923
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,354,556
Series 2019-A3, Class A3, ABS
2.06%, 08/15/28 (a)	2,000,000	2,128,113
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	5,120,858
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Card Execution Note Trust
Series 2018-A5, Class A5
3.32%, 03/15/24 (a)	585,000	605,536
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,403,803
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,239,947
		21,660,448
		29,503,447

Commercial Mortgage-Backed Securities 2.2%
BANK
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	677,417
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,121,901
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,122,873
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	901,229
BANK 2020-BNK26
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	747,156
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,346,516
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	600,000	672,426
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	709,967
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,961,601
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,921,562
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,959,632
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	4,073,350
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	1,081,226
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	666,738
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	1,081,343
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	227,993
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,710,181
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	655,413
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	564,701
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	2,600,000	2,912,863
COMM Mortgage Trust
Series 2012-LC4, Class A4
3.29%, 12/10/44 (a)	281,679	286,912

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	254,249	258,918
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,152,205
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	259,042
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	492,488	510,745
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	435,144
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	497,004	529,001
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	338,917	354,484
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	2,002,971
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	2,050,000	2,188,891
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	175,892	189,545
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	812,318
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	443,243
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	488,651
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	3,007,187
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	111,553
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	2,153,765	2,263,683
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	550,633
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,878	483,989
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	370,010
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	329,697
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,414,323
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	112,614
Fannie Mae
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	59,222	60,007
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)(e)(m)	35,466	36,218
Series 2014-M9, Class A2
3.10%, 07/25/24 (a)(e)(m)	479,131	519,723
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	529,014	569,705
Series 2015-M13, Class A2
2.71%, 06/25/25 (a)(e)(m)	150,000	163,544
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,600,000	2,816,254
Freddie Mac
Series K018, Class A2
2.79%, 01/25/22 (a)	138,083	140,630
Series K020, Class A2
2.37%, 05/25/22 (a)	450,000	460,442
Series K022, Class A2
2.36%, 07/25/22 (a)	1,200,000	1,232,579
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K024, Class A2
2.57%, 09/25/22 (a)	800,000	831,052
Series K025, Class A2
2.68%, 10/25/22 (a)	511,000	532,802
Series K026, Class A2
2.51%, 11/25/22 (a)	550,000	572,211
Series K027, Class A2
2.64%, 01/25/23 (a)	1,000,000	1,045,605
Series K028, Class A2
3.11%, 02/25/23 (a)	250,000	264,425
Series K030, Class A2
3.25%, 04/25/23 (a)(e)(n)	850,000	905,019
Series K031, Class A2
3.30%, 04/25/23 (a)	3,225,000	3,449,717
Series K033, Class A2
3.06%, 07/25/23 (a)	1,540,000	1,644,557
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	162,277
Series K035, Class A2
3.46%, 08/25/23 (a)(e)(n)	450,000	486,281
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,397,714
Series K037, Class A2
3.49%, 01/25/24 (a)	600,000	654,750
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,899,131
Series K728, Class A2
3.06%, 08/25/24 (a)(e)(n)	3,700,000	4,018,828
Series K040, Class A2
3.24%, 09/25/24 (a)	750,000	825,303
Series K045, Class A1
2.49%, 11/25/24 (a)	354,266	365,435
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	108,216
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	824,257
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,103,836
Series K045, Class A2
3.02%, 01/25/25 (a)	400,000	439,311
Series K053, Class A1
2.55%, 02/25/25 (a)	479,519	497,019
Series K731, Class A2
3.60%, 02/25/25 (a)(e)(n)	300,000	331,706
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	1,019,555
Series KS03, Class A4
3.16%, 05/25/25 (a)(e)(n)	250,000	275,549
Series K048, Class A2
3.28%, 06/25/25 (a)(e)(n)	838,000	932,911
Series K733, Class A2
3.75%, 08/25/25 (a)(e)(n)	1,500,000	1,693,521
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	1,049,903
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	328,092
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	819,030
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	110,727
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	821,967
Series K061, Class A2
3.35%, 11/25/26 (a)(e)(n)	520,000	592,090
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	294,969
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	121,421

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	5,476,049
Series K070, Class A2, VRN
3.30%, 11/25/27 (a)(e)(n)	308,000	354,674
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,743,549
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	9,588,636
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,412,489
Series K083, Class A2
4.05%, 09/25/28 (a)(e)(n)	2,100,000	2,551,353
Series K085, Class A2
4.06%, 10/25/28 (a)(e)(n)	900,000	1,088,911
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	3,069,001
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	716,377
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	903,143
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,479,070
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	593,575
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,666,642
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	2,090,721
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	1,015,608
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	2,083,821
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.05%, 07/10/46 (a)(e)(o)	649,000	701,088
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	756,695
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	403,163
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3
3.51%, 05/15/45 (a)	274,558	283,547
Series 2012-CBX, Class A4
3.48%, 06/15/45 (a)	399,438	407,778
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	800,000	851,776
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	662,687
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	1,094,509
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	2,145,564
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,280,387
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (a)	430,000	443,763
Series 2013-C10, Class A4
4.22%, 07/15/46 (a)(e)(o)	180,000	192,877
Series 2013-C11, Class A4
4.30%, 08/15/46 (a)(e)(n)	1,000,000	1,078,927
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	292,953
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	1,000,000	1,051,378
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	82,293
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4
3.24%, 03/15/45 (a)	300,000	306,455
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	440,252
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,468,699
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,723,690
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,125,518
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45 (a)	500,000	515,136
Series 2013-C5, Class A4
3.18%, 03/10/46 (a)	1,850,000	1,919,218
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(e)(o)	640,000	688,628
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,091,437	1,161,916
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,514,286	1,634,959
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,672,386
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	160,865
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	840,498	883,250
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,749,450
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	2,237,638
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,710,427
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,758,852
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	1,152,381
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	795,979
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,478,047
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	2,211,001
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,220,659
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	550,416
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	3,000,000	3,344,193
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	895,150
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A1
2.30%, 06/15/45 (a)	20,637	20,645
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	575,829

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(e)(o)	520,000	558,790
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	107,982
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	881,000	919,953
		176,641,504

Mortgage-Backed Securities Pass-Through 26.7%
Fannie Mae
4.00%, 02/01/24 to 12/01/50 (a)	152,646,061	164,643,257
5.50%, 06/01/24 to 11/01/48 (a)	8,665,171	10,090,620
4.50%, 12/01/24 to 05/01/50 (a)	66,067,517	72,704,721
3.50%, 08/01/25 to 05/01/50 (a)	220,033,114	235,139,833
3.00%, 12/01/25 to 05/01/50 (a)	210,292,470	222,988,622
2.50%, 07/01/27 to 07/01/50 (a)	109,517,268	114,522,362
2.00%, 04/01/28 to 06/01/50 (a)	14,231,248	14,721,359
6.00%, 12/01/32 to 07/01/41 (a)	4,122,663	4,896,574
5.00%, 09/01/33 to 09/01/49 (a)	18,111,942	20,369,654
6.50%, 08/01/34 to 05/01/40 (a)	958,029	1,143,130
Freddie Mac
2.00%, 08/01/23 to 06/01/40 (a)	5,958,947	6,169,948
4.00%, 03/01/24 to 07/01/50 (a)	89,599,690	96,417,224
5.50%, 05/01/24 to 08/01/41 (a)	4,259,200	4,951,358
3.50%, 12/01/25 to 06/01/50 (a)	140,533,255	149,819,031
3.00%, 08/01/26 to 07/01/50 (a)	159,050,715	168,471,397
2.50%, 04/01/27 to 07/01/50 (a)	65,382,757	68,384,470
6.00%, 09/01/32 to 07/01/40 (a)	2,841,492	3,379,037
6.50%, 12/01/33 to 09/01/39 (a)	307,097	373,518
4.50%, 05/01/34 to 08/01/49 (a)	32,289,930	35,588,671
5.00%, 06/01/34 to 12/01/49 (a)	10,515,410	11,875,284
Ginnie Mae
3.00%, 01/20/27 to 05/20/50 (a)	165,817,885	176,404,878
2.50%, 03/20/27 to 07/20/50 (a)	33,764,447	35,599,572
3.50%, 09/20/32 to 04/20/50 (a)	173,692,269	185,800,835
6.00%, 10/20/32 to 01/20/45 (a)	1,364,754	1,601,816
5.50%, 02/20/33 to 03/20/49 (a)	2,773,385	3,164,212
5.00%, 03/20/33 to 07/20/49 (a)	14,855,447	16,687,613
4.50%, 01/20/39 to 02/20/50 (a)	40,406,992	44,431,422
4.00%, 06/15/39 to 12/20/49 (a)	85,247,283	91,983,140
Ginnie Mae TBA
2.50%, 07/01/50 (a)(g)	500,000	526,297
3.00%, 07/01/50 (a)(g)	11,000,000	11,653,073
3.50%, 07/01/50 (a)(g)	1,500,000	1,582,846
UMBS TBA
2.00%, 07/01/35 (a)(g)	1,000,000	1,034,629
2.50%, 07/01/35 to 07/01/50 (a)(g)	22,000,000	22,985,332
3.00%, 07/01/35 to 07/01/50 (a)(g)	88,000,000	92,666,361
3.50%, 07/01/35 to 07/01/50 (a)(g)	19,000,000	19,973,140
4.00%, 07/01/35 to 07/01/50 (a)(g)	14,000,000	14,829,830
		2,127,575,066
Total Securitized
(Cost $2,259,018,160)		2,333,720,017
Security	Number of Shares	Value ($)
Other Investment Companies 3.7% of net assets

Money Market Fund 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (l)	290,311,782	290,311,782

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.11% (l)	570,563	570,563
Total Other Investment Companies
(Cost $290,882,345)		290,882,345
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $74,047,384 or 0.9% of net assets.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	All or a portion of this security is on loan. Securities on loan were valued at $551,992.
(k)	Zero Coupon Bond.
(l)	The rate shown is the 7-day yield.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(n)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(o)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended June 30, 2020:
	Market Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 6/30/20	Face amount at 6/30/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 05/21/21	$203,859	$49,603	($256,219)	$3,021	($264)	$—	—	$3,097
Charles Schwab Corp., 2.65%, 01/25/23	—	204,217	—	—	6,428	210,645	200,000	2,311
Charles Schwab Corp., 3.55%, 02/01/24	—	159,435	—	—	4,859	164,294	150,000	2,174
Charles Schwab Corp., 4.20%, 03/24/25	—	281,617	—	—	5,358	286,975	250,000	1,663
Charles Schwab Corp., 3.85%, 05/21/25	—	134,813	—	—	7,298	142,111	125,000	2,313
Charles Schwab Corp., 3.20%, 01/25/28	476,293	(1,439)	—	—	28,930	503,784	450,000	7,200
Charles Schwab Corp., 4.00%, 02/01/29	—	282,301	—	—	14,045	296,346	250,000	4,167
Charles Schwab Corp., 3.25%, 05/22/29	—	211,464	—	—	13,844	225,308	200,000	2,997
Charles Schwab Corp., 4.63%, 03/22/30	—	286,626	—	—	26,555	313,181	250,000	2,447
Total	$680,152	$1,608,637	($256,219)	$3,021	$107,053	$2,142,644		$28,369
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$2,158,083,002	$—	$2,158,083,002
Treasuries	—	2,915,055,835	—	2,915,055,835
Government Related[1]	—	476,740,328	—	476,740,328
Securitized [1]	—	2,333,720,017	—	2,333,720,017
Other Investment Companies[1]	290,882,345	—	—	290,882,345
Total	$290,882,345	$7,883,599,182	$—	$8,174,481,527
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $2,033,730)		$2,142,644
Investments in unaffiliated issuers, at value (cost $7,626,866,099) including securities on loan of $551,992		8,171,768,320
Collateral invested for securities on loan, at value (cost $570,563)		570,563
Cash		206,712
Receivables:
Investments sold		103,674,563
Interest		41,757,639
Dividends		31,048
Income from securities on loan	+	2,227
Total assets		8,320,153,716
Liabilities
Collateral held for securities on loan		570,563
Payables:
Investments bought		160,178,003
Investments bought — Delayed delivery		206,620,760
Management fees	+	256,825
Total liabilities		367,626,151
Net Assets
Total assets		8,320,153,716
Total liabilities	–	367,626,151
Net assets		$7,952,527,565
Net Assets by Source
Capital received from investors		7,406,183,048
Total distributable earnings		546,344,517

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,952,527,565		141,700,000		$56.12

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest received from affiliated issuer		$28,369
Interest received from unaffiliated issuers		91,500,576
Dividends received from unaffiliated issuers		636,631
Securities on loan, net	+	5,378
Total investment income		92,170,954
Expenses
Management fees		1,527,124
Total expenses	–	1,527,124
Net investment income		90,643,830
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		3,021
Net realized gains on unaffiliated investments		45,636,656
Net realized gains on in-kind redemptions on unaffiliated investments	+	481,038
Net realized gains		46,120,715
Net change in unrealized appreciation (depreciation) on affiliated issuer		107,053
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	311,052,924
Net change in unrealized appreciation (depreciation)	+	311,159,977
Net realized and unrealized gains		357,280,692
Increase in net assets resulting from operations		$447,924,522

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		1/1/19-12/31/19
Net investment income		$90,643,830	$174,839,792
Net realized gains		46,120,715	9,439,160
Net change in unrealized appreciation (depreciation)	+	311,159,977	330,898,161
Increase in net assets resulting from operations		447,924,522	515,177,113
Distributions to Shareholders
Total distributions		($83,652,870)	($184,048,740)

Transactions in Fund Shares
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,100,000	$945,780,297	28,700,000	$1,512,898,662
Shares redeemed	+	(13,600,000)	(741,033,385)	(100,000)	(5,100,791)
Net transactions in fund shares		3,500,000	$204,746,912	28,600,000	$1,507,797,871
Shares Outstanding and Net Assets
		1/1/20-6/30/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,200,000	$7,383,509,001	109,600,000	$5,544,582,757
Total increase	+	3,500,000	569,018,564	28,600,000	1,838,926,244
End of period		141,700,000	$7,952,527,565	138,200,000	$7,383,509,001

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.47	0.23
Net realized and unrealized gains (losses)	1.17	0.02
Total from investment operations	1.64	0.25
Less distributions:
Distributions from net investment income	(0.39)	(0.21)
Net asset value at end of period	$51.29	$50.04
Total return	3.30% [3]	0.50% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.06% [4],[5]
Net investment income (loss)	1.89% [4]	2.01% [4]
Portfolio turnover rate	19% [3]	12% [3]
Net assets, end of period (x 1,000)	$138,493	$35,029

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 97.7% of net assets

Financial Institutions 40.6%
Banking 32.4%
Ally Financial, Inc.
4.13%, 02/13/22	200,000	205,692
3.05%, 06/05/23 (a)	50,000	50,643
3.88%, 05/21/24 (a)	50,000	51,757
5.13%, 09/30/24	20,000	21,643
American Express Co.
3.70%, 11/05/21 (a)	40,000	41,605
2.75%, 05/20/22 (a)	500,000	519,642
2.50%, 08/01/22 (a)	85,000	88,128
2.65%, 12/02/22	40,000	41,914
3.40%, 02/27/23 (a)	100,000	106,870
3.70%, 08/03/23 (a)	225,000	244,726
3.40%, 02/22/24 (a)	25,000	27,184
2.50%, 07/30/24 (a)	35,000	37,050
3.00%, 10/30/24 (a)	40,000	43,283
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,719
3.85%, 04/12/23	200,000	212,829
2.75%, 05/28/25	200,000	207,223
Bank of America Corp.
2.50%, 10/21/22 (a)	25,000	25,604
3.30%, 01/11/23	725,000	774,090
3.12%, 01/20/23 (a)(b)	150,000	155,362
2.88%, 04/24/23 (a)(b)	25,000	25,910
4.10%, 07/24/23	1,060,000	1,165,046
3.00%, 12/20/23 (a)(b)	130,000	136,616
3.55%, 03/05/24 (a)(b)	175,000	186,950
4.00%, 04/01/24	50,000	55,516
1.49%, 05/19/24 (a)(b)	150,000	152,515
4.20%, 08/26/24	50,000	55,554
4.00%, 01/22/25	50,000	55,302
3.46%, 03/15/25 (a)(b)	135,000	146,448
3.95%, 04/21/25	500,000	554,322
3.09%, 10/01/25 (a)(b)	75,000	80,945
2.46%, 10/22/25 (a)(b)	50,000	52,645
3.37%, 01/23/26 (a)(b)	45,000	49,199
2.02%, 02/13/26 (a)(b)	55,000	56,930
Bank of Montreal
1.90%, 08/27/21	25,000	25,440
2.90%, 03/26/22	100,000	104,230
3.30%, 02/05/24	500,000	542,505
2.50%, 06/28/24	80,000	84,938
1.85%, 05/01/25	25,000	25,888
4.34%, 10/05/28 (a)(b)	25,000	26,707
Bank of New York Mellon Corp.
1.95%, 08/23/22	550,000	566,921
2.95%, 01/29/23 (a)	150,000	159,466
2.10%, 10/24/24	25,000	26,364
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 02/24/25 (a)	45,000	49,352
1.60%, 04/24/25 (a)	100,000	103,753
Bank of Nova Scotia
1.63%, 05/01/23	500,000	511,877
3.40%, 02/11/24	125,000	135,818
2.20%, 02/03/25	30,000	31,538
Barclays PLC
3.68%, 01/10/23 (a)	200,000	207,516
4.61%, 02/15/23 (a)(b)	500,000	526,530
3.65%, 03/16/25	225,000	244,267
2.85%, 05/07/26 (a)(b)	200,000	208,794
BNP Paribas S.A.
3.25%, 03/03/23	100,000	107,952
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	400,000	416,278
3.10%, 04/02/24	85,000	91,071
2.25%, 01/28/25	25,000	26,222
Capital One Financial Corp.
3.20%, 01/30/23 (a)	65,000	68,695
2.60%, 05/11/23 (a)	100,000	104,516
3.90%, 01/29/24 (a)	550,000	598,834
3.30%, 10/30/24 (a)	100,000	107,680
3.20%, 02/05/25 (a)	20,000	21,493
Citibank NA
3.65%, 01/23/24 (a)	1,000,000	1,097,760
Citigroup, Inc.
2.35%, 08/02/21	75,000	76,481
2.90%, 12/08/21 (a)	50,000	51,513
4.50%, 01/14/22	100,000	105,807
4.05%, 07/30/22	100,000	106,117
2.70%, 10/27/22 (a)	50,000	52,174
3.14%, 01/24/23 (a)(b)	100,000	103,478
3.50%, 05/15/23	125,000	133,311
2.88%, 07/24/23 (a)(b)	350,000	364,385
4.04%, 06/01/24 (a)(b)	75,000	81,526
3.75%, 06/16/24	40,000	44,181
4.00%, 08/05/24	20,000	21,872
3.88%, 03/26/25	25,000	27,380
3.35%, 04/24/25 (a)(b)	75,000	81,073
3.11%, 04/08/26 (a)(b)	350,000	376,540
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	258,319
Citizens Financial Group, Inc.
2.38%, 07/28/21 (a)	100,000	101,472
Comerica, Inc.
3.70%, 07/31/23 (a)	25,000	26,887
Cooperatieve Rabobank UA
3.88%, 02/08/22	300,000	316,771
3.95%, 11/09/22	250,000	264,825

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse AG
3.00%, 10/29/21	250,000	258,425
2.80%, 04/08/22	250,000	259,442
2.95%, 04/09/25	500,000	542,522
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250,000	265,567
Deutsche Bank AG
4.25%, 10/14/21	100,000	102,530
3.95%, 02/27/23	500,000	519,822
3.70%, 05/30/24	50,000	52,268
3.70%, 05/30/24	100,000	104,264
Discover Bank
2.45%, 09/12/24 (a)	250,000	262,564
Discover Financial Services
5.20%, 04/27/22	65,000	69,462
3.85%, 11/21/22	50,000	53,103
3.95%, 11/06/24 (a)	25,000	27,303
Fifth Third Bancorp
2.60%, 06/15/22 (a)	50,000	51,918
1.63%, 05/05/23 (a)	25,000	25,623
4.30%, 01/16/24 (a)	50,000	55,308
3.65%, 01/25/24 (a)	50,000	54,577
2.38%, 01/28/25 (a)	70,000	73,866
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	24,532
First Horizon National Corp.
3.55%, 05/26/23 (a)	100,000	103,185
4.00%, 05/26/25 (a)	50,000	52,053
Goldman Sachs Group, Inc.
5.25%, 07/27/21	100,000	104,988
2.35%, 11/15/21 (a)	300,000	301,902
5.75%, 01/24/22	100,000	107,929
2.88%, 10/31/22 (a)(b)	75,000	76,963
3.63%, 01/22/23	100,000	107,046
2.91%, 06/05/23 (a)(b)	875,000	907,476
3.63%, 02/20/24 (a)	90,000	97,914
4.00%, 03/03/24	125,000	138,281
3.85%, 07/08/24 (a)	75,000	82,469
3.50%, 01/23/25 (a)	50,000	54,654
3.50%, 04/01/25 (a)	750,000	823,361
HSBC Holdings PLC
4.88%, 01/14/22	200,000	212,806
3.26%, 03/13/23 (a)(b)	500,000	517,892
3.60%, 05/25/23	200,000	214,215
4.25%, 03/14/24	200,000	215,779
3.95%, 05/18/24 (a)(b)	220,000	236,617
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	100,000	102,843
2.63%, 08/06/24 (a)	25,000	26,482
Huntington National Bank
2.50%, 08/07/22 (a)	400,000	416,014
ING Groep N.V.
3.15%, 03/29/22	200,000	208,090
JPMorgan Chase & Co.
2.30%, 08/15/21 (a)	100,000	100,214
4.35%, 08/15/21	75,000	78,290
4.50%, 01/24/22	75,000	79,635
3.25%, 09/23/22	50,000	52,858
2.97%, 01/15/23 (a)	250,000	259,219
3.20%, 01/25/23	125,000	132,902
2.78%, 04/25/23 (a)(b)	50,000	51,785
3.38%, 05/01/23	50,000	53,485
3.63%, 05/13/24	150,000	165,698
1.51%, 06/01/24 (a)(b)	150,000	152,578
3.80%, 07/23/24 (a)(b)	65,000	70,548
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 09/10/24	120,000	133,021
4.02%, 12/05/24 (a)(b)	1,100,000	1,212,656
3.13%, 01/23/25 (a)	305,000	332,445
2.30%, 10/15/25 (a)(b)	55,000	57,704
2.08%, 04/22/26 (a)(b)	100,000	104,015
KeyBank NA
2.30%, 09/14/22	500,000	518,795
Lloyds Banking Group PLC
3.10%, 07/06/21	200,000	204,595
3.00%, 01/11/22	200,000	206,457
4.05%, 08/16/23	200,000	217,288
2.91%, 11/07/23 (a)(b)	500,000	519,882
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	258,674
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	100,000	103,609
2.62%, 07/18/22	225,000	233,921
3.41%, 03/07/24	600,000	648,312
2.19%, 02/25/25	200,000	206,890
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	207,422
3.55%, 03/05/23	200,000	214,219
2.84%, 07/16/25 (a)(b)	200,000	210,269
Morgan Stanley
2.63%, 11/17/21	500,000	513,905
2.75%, 05/19/22	100,000	103,887
4.88%, 11/01/22	150,000	163,219
3.13%, 01/23/23	50,000	53,067
3.75%, 02/25/23	90,000	97,096
4.10%, 05/22/23	250,000	270,401
3.74%, 04/24/24 (a)(b)	75,000	80,847
3.88%, 04/29/24	100,000	110,601
3.70%, 10/23/24	75,000	83,205
2.72%, 07/22/25 (a)(b)	85,000	90,107
2.19%, 04/28/26 (a)(b)	500,000	521,560
National Australia Bank Ltd.
3.38%, 09/20/21	250,000	258,886
2.88%, 04/12/23	250,000	265,301
People's United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	104,226
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	261,586
PNC Financial Services Group, Inc.
2.85%, 11/09/22	500,000	526,327
3.50%, 01/23/24 (a)	75,000	82,093
3.90%, 04/29/24 (a)	40,000	44,154
2.20%, 11/01/24 (a)	100,000	106,184
Regions Financial Corp.
3.80%, 08/14/23 (a)	50,000	54,407
2.25%, 05/18/25 (a)	100,000	104,767
Royal Bank of Canada
2.80%, 04/29/22	50,000	52,065
1.60%, 04/17/23	500,000	512,697
3.70%, 10/05/23	70,000	76,526
2.55%, 07/16/24	70,000	74,431
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (a)(b)	200,000	207,995
3.88%, 09/12/23	200,000	215,792
6.00%, 12/19/23	225,000	252,300
5.13%, 05/28/24	200,000	218,693
3.75%, 11/01/29 (a)(b)	200,000	207,056
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	75,000	77,443
3.40%, 01/18/23 (a)	150,000	156,490

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Santander UK PLC
2.10%, 01/13/23	200,000	206,204
4.00%, 03/13/24	400,000	441,166
State Street Corp.
2.65%, 05/15/23 (a)(b)	13,000	13,497
3.10%, 05/15/23	20,000	21,498
3.78%, 12/03/24 (a)(b)	400,000	442,882
2.35%, 11/01/25 (a)(b)	25,000	26,452
2.90%, 03/30/26 (a)(b)(c)	25,000	27,116
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	200,000	203,408
2.78%, 07/12/22	525,000	547,034
2.35%, 01/15/25	400,000	418,248
Synchrony Financial
3.75%, 08/15/21 (a)	50,000	50,838
2.85%, 07/25/22 (a)	225,000	229,075
4.38%, 03/19/24 (a)	50,000	52,969
Toronto-Dominion Bank
3.25%, 03/11/24	50,000	54,402
2.65%, 06/12/24	500,000	535,260
Truist Bank
3.69%, 08/02/24 (a)(b)	50,000	54,324
1.50%, 03/10/25 (a)	500,000	513,115
Truist Financial Corp.
2.70%, 01/27/22 (a)	550,000	567,449
3.95%, 03/22/22 (a)	50,000	52,149
3.05%, 06/20/22 (a)	50,000	52,384
3.75%, 12/06/23 (a)	65,000	71,242
2.50%, 08/01/24 (a)	125,000	133,176
US Bancorp
2.95%, 07/15/22 (a)	50,000	52,434
3.70%, 01/30/24 (a)	30,000	33,115
3.38%, 02/05/24 (a)	255,000	278,906
2.40%, 07/30/24 (a)	80,000	85,294
US Bank NA
1.80%, 01/21/22 (a)	750,000	765,521
Wells Fargo & Co.
2.10%, 07/26/21	50,000	50,816
3.50%, 03/08/22	1,125,000	1,179,973
2.63%, 07/22/22	100,000	104,080
3.07%, 01/24/23 (a)	110,000	114,106
3.45%, 02/13/23	80,000	85,051
4.13%, 08/15/23	25,000	27,212
3.30%, 09/09/24	100,000	109,641
3.00%, 02/19/25	150,000	162,129
2.41%, 10/30/25 (a)(b)	620,000	645,646
2.16%, 02/11/26 (a)(b)	115,000	118,690
2.19%, 04/30/26 (a)(b)	200,000	207,152
Westpac Banking Corp.
2.00%, 08/19/21	30,000	30,562
2.80%, 01/11/22	75,000	77,622
2.00%, 01/13/23	30,000	31,048
3.65%, 05/15/23	18,000	19,540
3.30%, 02/26/24	300,000	326,761
2.35%, 02/19/25	25,000	26,560
2.89%, 02/04/30 (a)(b)	250,000	254,515
		44,800,396
Brokerage/Asset Managers/Exchanges 1.1%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	50,000	54,430
Ameriprise Financial, Inc.
3.00%, 03/22/22	100,000	104,145
4.00%, 10/15/23	50,000	55,277
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BGC Partners, Inc.
5.38%, 07/24/23	50,000	52,092
BlackRock, Inc.
3.50%, 03/18/24	135,000	149,347
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	215,000	236,746
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	25,000	27,154
Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	25,000	26,331
3.55%, 02/01/24 (a)(d)	10,000	10,953
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	20,000	20,860
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	54,184
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	50,000	54,278
Invesco Finance PLC
3.13%, 11/30/22	200,000	212,584
4.00%, 01/30/24	25,000	27,191
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	45,000	48,989
Lazard Group LLC
3.75%, 02/13/25	50,000	53,525
Nasdaq, Inc.
4.25%, 06/01/24 (a)	25,000	27,705
Stifel Financial Corp.
4.25%, 07/18/24	15,000	16,051
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)	30,000	33,130
3.63%, 04/01/25 (a)	200,000	223,901
		1,488,873
Finance Companies 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	244,647
2.88%, 08/14/24 (a)	250,000	235,911
3.50%, 01/15/25 (a)	150,000	141,053
Air Lease Corp.
3.50%, 01/15/22	50,000	50,466
2.75%, 01/15/23 (a)	350,000	347,854
3.00%, 09/15/23 (a)	55,000	54,503
2.30%, 02/01/25 (a)	25,000	23,920
Aircastle Ltd.
4.40%, 09/25/23 (a)	75,000	72,099
4.13%, 05/01/24 (a)	50,000	47,365
Ares Capital Corp.
3.63%, 01/19/22 (a)	10,000	10,186
3.50%, 02/10/23 (a)	235,000	236,442
4.20%, 06/10/24 (a)	10,000	10,241
4.25%, 03/01/25 (a)	20,000	20,384
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	25,000	24,939
4.63%, 07/15/24 (a)	25,000	24,952
4.13%, 02/01/25 (a)	10,000	9,686
GATX Corp.
4.35%, 02/15/24 (a)	25,000	27,306
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	50,000	52,409
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	10,000	10,325

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Lease Finance Corp.
5.88%, 08/15/22	45,000	47,284
Main Street Capital Corp.
5.20%, 05/01/24	50,000	51,415
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	10,000	9,784
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	25,985
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	20,000	19,873
		1,799,029
Financial Other 0.1%
ORIX Corp.
2.90%, 07/18/22	75,000	77,901
4.05%, 01/16/24	25,000	27,353
3.25%, 12/04/24	50,000	54,040
		159,294
Insurance 3.3%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	26,053
3.50%, 11/15/24 (a)	50,000	54,424
Aflac, Inc.
3.63%, 06/15/23	25,000	27,443
3.63%, 11/15/24	25,000	28,346
3.25%, 03/17/25	50,000	55,541
Allstate Corp.
3.15%, 06/15/23	85,000	91,697
American International Group, Inc.
4.88%, 06/01/22	46,000	49,654
4.13%, 02/15/24	50,000	55,794
2.50%, 06/30/25 (a)	50,000	52,992
Anthem, Inc.
3.70%, 08/15/21 (a)	50,000	51,443
3.30%, 01/15/23	500,000	532,647
3.50%, 08/15/24 (a)	50,000	54,844
2.38%, 01/15/25 (a)	75,000	79,554
Aon Corp.
2.20%, 11/15/22	550,000	571,934
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	50,000	55,995
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	25,000	26,225
Berkshire Hathaway, Inc.
3.00%, 02/11/23	50,000	53,346
2.75%, 03/15/23 (a)	25,000	26,486
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	20,000	21,791
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	50,000	52,567
3.35%, 05/15/24	25,000	27,544
3.15%, 03/15/25	50,000	55,387
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	27,228
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	55,418
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	25,000	26,766
Humana, Inc.
3.15%, 12/01/22 (a)	25,000	26,319
3.85%, 10/01/24 (a)	25,000	27,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kemper Corp.
4.35%, 02/15/25 (a)	20,000	21,597
Lincoln National Corp.
4.20%, 03/15/22	35,000	36,970
Markel Corp.
4.90%, 07/01/22	10,000	10,718
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	15,000	15,953
3.88%, 03/15/24 (a)	35,000	38,826
3.50%, 06/03/24 (a)	30,000	32,922
3.50%, 03/10/25 (a)	500,000	554,890
MetLife, Inc.
3.05%, 12/15/22	20,000	21,181
4.37%, 09/15/23	25,000	27,930
3.60%, 04/10/24	25,000	27,777
3.00%, 03/01/25	100,000	110,620
Old Republic International Corp.
4.88%, 10/01/24 (a)	25,000	27,203
Principal Financial Group, Inc.
3.13%, 05/15/23	50,000	53,198
Prudential Financial, Inc.
4.50%, 11/16/21	25,000	26,384
5.88%, 09/15/42 (a)(b)	75,000	79,862
5.63%, 06/15/43 (a)(b)	130,000	138,391
5.20%, 03/15/44 (a)(b)	100,000	102,586
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	20,000	21,482
UnitedHealth Group, Inc.
3.35%, 07/15/22	500,000	529,187
2.75%, 02/15/23 (a)	100,000	105,520
3.50%, 02/15/24	50,000	55,035
Unum Group
4.00%, 03/15/24	125,000	134,087
4.50%, 03/15/25 (a)	75,000	80,784
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	70,000	70,139
Willis North America, Inc.
3.60%, 05/15/24 (a)	25,000	27,092
XLIT Ltd.
4.45%, 03/31/25	15,000	16,910
		4,582,108
REITs 2.4%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	50,000	54,268
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	25,743
Boston Properties LP
3.13%, 09/01/23 (a)	250,000	264,857
3.80%, 02/01/24 (a)	25,000	27,271
3.20%, 01/15/25 (a)	20,000	21,517
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	20,000	20,696
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	20,000	21,169
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	10,969
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	20,000	21,045
Digital Realty Trust LP
2.75%, 02/01/23 (a)	20,000	20,965

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Realty LP
3.75%, 12/01/24 (a)	265,000	293,994
ERP Operating LP
4.63%, 12/15/21 (a)	300,000	314,676
Essex Portfolio LP
3.63%, 08/15/22 (a)	50,000	52,491
3.25%, 05/01/23 (a)	25,000	26,384
3.50%, 04/01/25 (a)	15,000	16,586
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	50,000	53,332
Healthpeak Properties, Inc.
3.88%, 08/15/24 (a)	25,000	27,540
3.40%, 02/01/25 (a)	25,000	27,231
Host Hotels & Resorts LP
4.75%, 03/01/23 (a)	25,000	25,924
3.75%, 10/15/23 (a)	20,000	20,411
3.88%, 04/01/24 (a)	15,000	15,399
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	25,929
Kimco Realty Corp.
3.40%, 11/01/22 (a)	50,000	52,376
2.70%, 03/01/24 (a)	250,000	258,750
3.30%, 02/01/25 (a)	25,000	26,481
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	43,849
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	30,000	31,964
Office Properties Income Trust
4.25%, 05/15/24 (a)	50,000	48,841
4.50%, 02/01/25 (a)	25,000	24,431
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	72,772
4.50%, 01/15/25 (a)	25,000	25,795
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	25,000	25,697
Prologis LP
4.25%, 08/15/23 (a)	25,000	27,707
Realty Income Corp.
4.65%, 08/01/23 (a)	50,000	55,336
3.88%, 07/15/24 (a)	100,000	109,341
Sabra Health Care LP
4.80%, 06/01/24 (a)	10,000	10,048
Simon Property Group LP
2.63%, 06/15/22 (a)	25,000	25,699
2.75%, 02/01/23 (a)	250,000	259,672
2.75%, 06/01/23 (a)	50,000	52,095
2.00%, 09/13/24 (a)	50,000	51,182
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	20,000	20,040
UDR, Inc.
3.75%, 07/01/24 (a)	10,000	10,911
Ventas Realty LP
3.50%, 04/15/24 (a)	260,000	272,874
3.75%, 05/01/24 (a)	35,000	36,611
2.65%, 01/15/25 (a)	10,000	10,139
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	25,000	26,854
Welltower, Inc.
3.75%, 03/15/23 (a)	20,000	21,138
4.50%, 01/15/24 (a)	25,000	27,388
3.63%, 03/15/24 (a)	280,000	299,495
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WP Carey, Inc.
4.60%, 04/01/24 (a)	25,000	26,888
		3,342,771
		56,172,471

Industrial 52.6%
Basic Industry 2.3%
Airgas, Inc.
3.65%, 07/15/24 (a)	20,000	21,972
Albemarle Corp.
4.15%, 12/01/24 (a)	20,000	21,447
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	50,000	51,804
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	50,000	52,984
Dow Chemical Co.
3.15%, 05/15/24 (a)	20,000	21,364
DuPont de Nemours, Inc.
2.17%, 05/01/23	500,000	509,937
4.21%, 11/15/23 (a)	50,000	54,913
Eastman Chemical Co.
3.50%, 12/01/21	75,000	77,520
3.80%, 03/15/25 (a)	200,000	217,349
Ecolab, Inc.
4.35%, 12/08/21	75,000	79,323
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	25,000	26,866
Georgia-Pacific LLC
8.00%, 01/15/24	15,000	18,665
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	20,000	20,951
Kinross Gold Corp.
5.13%, 09/01/21 (a)	200,000	206,241
5.95%, 03/15/24 (a)	200,000	225,891
LYB International Finance BV
4.00%, 07/15/23	100,000	109,009
Mosaic Co.
3.75%, 11/15/21 (a)	25,000	25,623
3.25%, 11/15/22 (a)	10,000	10,246
4.25%, 11/15/23 (a)	25,000	26,356
NewMarket Corp.
4.10%, 12/15/22	20,000	21,276
Newmont Corp.
3.70%, 03/15/23 (a)	8,000	8,316
Nucor Corp.
4.00%, 08/01/23 (a)	25,000	27,199
2.00%, 06/01/25 (a)	50,000	51,834
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	52,254
1.90%, 05/13/23	100,000	103,001
3.00%, 04/01/25 (a)	250,000	267,335
Packaging Corp. of America
3.65%, 09/15/24 (a)	50,000	54,524
PPG Industries, Inc.
2.40%, 08/15/24 (a)	25,000	26,520
Praxair, Inc.
2.20%, 08/15/22 (a)	50,000	51,514
2.70%, 02/21/23 (a)	20,000	20,951
2.65%, 02/05/25 (a)	15,000	16,088
Rayonier, Inc.
3.75%, 04/01/22 (a)	2,000	2,021

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	15,000	16,113
Southern Copper Corp.
3.50%, 11/08/22	25,000	26,277
Steel Dynamics, Inc.
5.25%, 04/15/23 (a)	65,000	65,569
5.50%, 10/01/24 (a)	15,000	15,413
2.40%, 06/15/25 (a)	50,000	51,466
WestRock RKT LLC
4.90%, 03/01/22	252,000	268,114
4.00%, 03/01/23 (a)	35,000	37,318
Weyerhaeuser Co.
3.25%, 03/15/23 (a)	100,000	105,077
4.63%, 09/15/23	100,000	111,612
		3,178,253
Capital Goods 5.2%
3M Co.
1.63%, 09/19/21 (a)	25,000	25,344
2.75%, 03/01/22 (a)	185,000	191,949
1.75%, 02/14/23 (a)	50,000	51,652
2.00%, 02/14/25 (a)	20,000	21,070
2.65%, 04/15/25 (a)	50,000	54,187
ABB Finance USA, Inc.
2.88%, 05/08/22	75,000	78,051
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	26,828
Boeing Co.
2.30%, 08/01/21	35,000	35,273
2.13%, 03/01/22 (a)	10,000	10,055
2.80%, 03/01/23 (a)	15,000	15,296
4.51%, 05/01/23 (a)	200,000	211,429
1.88%, 06/15/23 (a)	35,000	34,802
2.80%, 03/01/24 (a)	100,000	102,778
4.88%, 05/01/25 (a)	250,000	272,819
Carlisle Cos., Inc.
3.75%, 11/15/22 (a)	50,000	51,933
3.50%, 12/01/24 (a)	29,000	31,449
Carrier Global Corp.
1.92%, 02/15/23 (a)(c)	10,000	10,201
2.24%, 02/15/25 (a)(c)	55,000	56,397
Caterpillar Financial Services Corp.
3.15%, 09/07/21	25,000	25,817
1.93%, 10/01/21	10,000	10,194
1.95%, 11/18/22	30,000	31,069
2.55%, 11/29/22	30,000	31,582
3.75%, 11/24/23	20,000	22,053
2.85%, 05/17/24	25,000	26,980
3.30%, 06/09/24	290,000	318,169
2.15%, 11/08/24	300,000	317,994
Caterpillar, Inc.
2.60%, 06/26/22 (a)	20,000	20,714
CNH Industrial Capital LLC
3.88%, 10/15/21	10,000	10,327
4.38%, 04/05/22	70,000	73,638
CNH Industrial NV
4.50%, 08/15/23	75,000	80,693
Deere & Co.
2.60%, 06/08/22 (a)	200,000	207,881
2.75%, 04/15/25 (a)	50,000	54,502
Eaton Corp.
2.75%, 11/02/22	100,000	105,857
Emerson Electric Co.
2.63%, 12/01/21 (a)	20,000	20,598
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	25,000	27,347
General Dynamics Corp.
3.38%, 05/15/23 (a)	50,000	53,955
3.25%, 04/01/25 (a)	200,000	222,355
General Electric Co.
3.15%, 09/07/22	100,000	104,597
3.10%, 01/09/23	65,000	68,095
3.45%, 05/15/24 (a)	200,000	213,091
Honeywell International, Inc.
1.85%, 11/01/21 (a)	60,000	61,221
2.15%, 08/08/22 (a)	60,000	62,101
1.35%, 06/01/25 (a)	200,000	205,176
Howmet Aerospace, Inc.
5.13%, 10/01/24 (a)	125,000	129,602
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	20,000	21,907
John Deere Capital Corp.
3.13%, 09/10/21	25,000	25,805
2.65%, 01/06/22	50,000	51,656
2.75%, 03/15/22	100,000	104,006
2.95%, 04/01/22	15,000	15,661
2.15%, 09/08/22	40,000	41,509
2.80%, 01/27/23	40,000	42,474
2.80%, 03/06/23	200,000	213,552
3.65%, 10/12/23	20,000	21,990
3.45%, 01/10/24	50,000	54,721
2.60%, 03/07/24	30,000	31,980
2.65%, 06/24/24	20,000	21,511
2.05%, 01/09/25	20,000	21,133
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	10,000	11,020
Legrand France S.A.
8.50%, 02/15/25	20,000	26,730
Lockheed Martin Corp.
3.35%, 09/15/21	28,000	29,001
3.10%, 01/15/23 (a)	120,000	127,697
Masco Corp.
5.95%, 03/15/22	10,000	10,785
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	50,000	52,185
3.25%, 08/01/23	50,000	53,855
2.93%, 01/15/25 (a)	150,000	162,199
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(c)	250,000	262,302
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	25,000	26,682
Precision Castparts Corp.
2.50%, 01/15/23 (a)	85,000	89,082
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)(c)	50,000	51,595
2.50%, 12/15/22 (a)(c)	25,000	25,925
3.20%, 03/15/24 (a)(c)	175,000	188,543
Republic Services, Inc.
3.55%, 06/01/22 (a)	50,000	52,492
2.50%, 08/15/24 (a)	20,000	21,287
3.20%, 03/15/25 (a)	30,000	32,924
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	25,000	25,727
3.13%, 11/15/22 (a)	75,000	78,663
2.35%, 09/15/24 (a)	50,000	53,069

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Stanley Black & Decker, Inc.
3.40%, 12/01/21 (a)	15,000	15,500
2.90%, 11/01/22	175,000	184,756
4.00%, 03/15/60 (a)(b)	25,000	25,039
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,713
3.88%, 03/01/25 (a)	100,000	107,614
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	35,000	38,537
Vulcan Materials Co.
4.50%, 04/01/25 (a)	125,000	139,600
Waste Management, Inc.
2.90%, 09/15/22 (a)	10,000	10,460
2.40%, 05/15/23 (a)	30,000	31,288
2.95%, 06/15/24 (a)	25,000	25,601
3.13%, 03/01/25 (a)	350,000	382,945
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(e)(f)	300,000	318,366
WW Grainger, Inc.
1.85%, 02/15/25 (a)	15,000	15,698
		7,142,906
Communications 5.3%
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	30,000	30,536
2.60%, 06/15/22 (a)	65,000	67,462
American Tower Corp.
3.45%, 09/15/21	40,000	41,455
4.70%, 03/15/22	250,000	267,217
3.00%, 06/15/23	75,000	80,108
2.95%, 01/15/25 (a)	50,000	53,827
AT&T, Inc.
4.00%, 01/15/22	50,000	52,691
3.20%, 03/01/22 (a)	250,000	260,815
3.80%, 03/15/22	50,000	52,745
3.40%, 06/15/22	60,000	63,191
3.00%, 06/30/22 (a)	215,000	224,828
3.60%, 02/17/23 (a)	165,000	177,086
3.80%, 03/01/24 (a)	150,000	165,122
3.90%, 03/11/24 (a)	50,000	55,036
4.45%, 04/01/24 (a)	150,000	168,184
3.55%, 06/01/24 (a)	105,000	115,044
3.95%, 01/15/25 (a)	100,000	111,586
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	130,000	140,433
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	75,000	80,036
4.50%, 02/01/24 (a)	235,000	260,130
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	20,000	24,211
Comcast Corp.
3.13%, 07/15/22	50,000	52,833
2.85%, 01/15/23	15,000	15,914
2.75%, 03/01/23 (a)	25,000	26,403
3.00%, 02/01/24 (a)	250,000	269,107
3.60%, 03/01/24	30,000	33,052
3.70%, 04/15/24 (a)	50,000	55,415
3.38%, 02/15/25 (a)	25,000	27,698
3.10%, 04/01/25 (a)	250,000	275,312
Crown Castle International Corp.
2.25%, 09/01/21 (a)	125,000	127,119
4.88%, 04/15/22	20,000	21,467
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 01/15/23	150,000	166,862
3.20%, 09/01/24 (a)	50,000	54,274
Discovery Communications LLC
2.95%, 03/20/23 (a)	19,000	19,994
Fox Corp.
3.67%, 01/25/22	150,000	157,033
3.05%, 04/07/25 (a)	20,000	21,651
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	90,000	93,314
Moody's Corp.
4.50%, 09/01/22 (a)	150,000	161,027
4.88%, 02/15/24 (a)	50,000	56,498
NBCUniversal Media LLC
2.88%, 01/15/23	50,000	53,046
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	100,000	105,544
3.65%, 11/01/24 (a)	50,000	55,158
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	21,279
4.10%, 10/01/23 (a)	175,000	195,134
S&P Global, Inc.
4.00%, 06/15/25 (a)	50,000	57,355
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	175,000	190,913
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	35,000	38,412
Time Warner Cable LLC
4.00%, 09/01/21 (a)	100,000	102,731
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25,000	29,603
TWDC Enterprises 18 Corp.
2.75%, 08/16/21	15,000	15,378
Verizon Communications, Inc.
2.45%, 11/01/22 (a)	55,000	57,292
5.15%, 09/15/23	120,000	136,931
3.50%, 11/01/24 (a)	130,000	143,873
3.38%, 02/15/25	500,000	556,935
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	40,000	43,521
3.88%, 04/01/24 (a)	20,000	21,625
3.70%, 08/15/24 (a)	500,000	544,662
Vodafone Group PLC
2.50%, 09/26/22	50,000	52,054
3.75%, 01/16/24	205,000	224,735
Walt Disney Co.
1.65%, 09/01/22	40,000	40,951
3.00%, 09/15/22	125,000	132,201
1.75%, 08/30/24 (a)	100,000	103,688
3.70%, 09/15/24 (a)	50,000	55,645
3.35%, 03/24/25	150,000	166,554
WPP Finance 2010
3.75%, 09/19/24	70,000	75,741
		7,347,677
Consumer Cyclical 7.6%
Advance Auto Parts, Inc.
4.50%, 01/15/22 (a)	50,000	52,397
4.50%, 12/01/23 (a)	25,000	27,308
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	200,000	204,962
Amazon.com, Inc.
3.30%, 12/05/21 (a)	25,000	25,972
2.50%, 11/29/22 (a)	500,000	523,517

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 02/22/23 (a)	75,000	78,831
2.80%, 08/22/24 (a)	25,000	27,201
3.80%, 12/05/24 (a)	50,000	56,730
American Honda Finance Corp.
3.38%, 12/10/21	50,000	52,009
2.05%, 01/10/23	50,000	51,840
1.95%, 05/10/23	500,000	516,277
3.63%, 10/10/23	25,000	27,188
2.40%, 06/27/24	50,000	52,657
2.15%, 09/10/24	30,000	31,469
Aptiv Corp.
4.15%, 03/15/24 (a)	70,000	75,712
AutoNation, Inc.
3.50%, 11/15/24 (a)	15,000	15,499
AutoZone, Inc.
3.70%, 04/15/22 (a)	50,000	52,339
3.25%, 04/15/25 (a)	15,000	16,442
3.63%, 04/15/25 (a)	90,000	100,551
Booking Holdings, Inc.
4.10%, 04/13/25 (a)	135,000	151,704
BorgWarner, Inc.
3.38%, 03/15/25 (a)	60,000	63,581
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	100,000	103,635
2.75%, 05/18/24 (a)	30,000	32,535
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	16,388
Dollar General Corp.
3.25%, 04/15/23 (a)	25,000	26,697
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	120,000	128,634
DR Horton, Inc.
4.38%, 09/15/22 (a)	35,000	37,153
5.75%, 08/15/23 (a)	15,000	16,868
2.60%, 10/15/25 (a)	15,000	15,795
eBay, Inc.
2.75%, 01/30/23 (a)	50,000	52,392
3.45%, 08/01/24 (a)	20,000	21,822
1.90%, 03/11/25 (a)	100,000	103,372
Expedia Group, Inc.
4.50%, 08/15/24 (a)	20,000	20,768
General Motors Co.
4.88%, 10/02/23	25,000	26,618
5.40%, 10/02/23	200,000	216,714
4.00%, 04/01/25	30,000	31,242
General Motors Financial Co., Inc.
4.38%, 09/25/21	60,000	61,672
4.20%, 11/06/21	80,000	82,233
3.45%, 04/10/22 (a)	50,000	50,996
3.55%, 07/08/22	500,000	512,890
5.20%, 03/20/23	50,000	53,501
3.70%, 05/09/23 (a)	50,000	51,525
4.25%, 05/15/23	100,000	104,493
5.10%, 01/17/24 (a)	50,000	53,601
3.95%, 04/13/24 (a)	70,000	72,390
4.00%, 01/15/25 (a)	290,000	301,510
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	20,000	21,385
3.35%, 09/01/24 (a)	15,000	15,109
5.25%, 06/01/25 (a)	75,000	81,625
Home Depot, Inc.
2.63%, 06/01/22 (a)	30,000	31,313
2.70%, 04/01/23 (a)	265,000	280,012
3.75%, 02/15/24 (a)	40,000	44,220
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	100,845
5.38%, 04/23/25 (a)	15,000	15,871
IHS Markit Ltd.
3.63%, 05/01/24 (a)	25,000	26,815
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	65,000	64,691
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	25,000	27,242
4.00%, 04/15/25 (a)	25,000	28,531
Magna International, Inc.
3.63%, 06/15/24 (a)	25,000	27,580
Marriott International, Inc.
3.13%, 10/15/21 (a)	75,000	75,153
2.30%, 01/15/22 (a)	100,000	99,379
3.60%, 04/15/24 (a)	15,000	15,084
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	255,502
3.38%, 04/01/24	25,000	27,662
2.00%, 03/03/25 (a)	50,000	52,990
McDonald's Corp.
2.63%, 01/15/22	150,000	155,068
3.35%, 04/01/23 (a)	50,000	53,620
NIKE, Inc.
2.40%, 03/27/25 (a)	30,000	32,383
Nordstrom, Inc.
4.00%, 10/15/21 (a)	20,000	20,017
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	15,000	15,847
PACCAR Financial Corp.
3.15%, 08/09/21	30,000	30,902
3.40%, 08/09/23	50,000	54,069
2.15%, 08/15/24	3,000	3,163
1.80%, 02/06/25	10,000	10,436
Ross Stores, Inc.
4.60%, 04/15/25 (a)	20,000	23,023
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	210,778
Starbucks Corp.
1.30%, 05/07/22	30,000	30,420
2.70%, 06/15/22 (a)	50,000	51,945
3.10%, 03/01/23 (a)	30,000	31,933
3.85%, 10/01/23 (a)	15,000	16,437
Tapestry, Inc.
3.00%, 07/15/22 (a)	15,000	14,760
Target Corp.
3.50%, 07/01/24	65,000	72,628
2.25%, 04/15/25 (a)	500,000	535,280
TJX Cos., Inc.
2.50%, 05/15/23 (a)	275,000	288,604
Toyota Motor Corp.
2.16%, 07/02/22	50,000	51,536
Toyota Motor Credit Corp.
1.80%, 10/07/21	60,000	60,985
3.30%, 01/12/22	25,000	26,052
2.15%, 09/08/22	100,000	103,306
2.63%, 01/10/23	50,000	52,409
2.90%, 03/30/23	50,000	52,950
1.35%, 08/25/23	100,000	101,885
3.45%, 09/20/23	600,000	650,793
2.90%, 04/17/24	50,000	53,671
1.80%, 02/13/25	25,000	25,916
3.00%, 04/01/25	100,000	109,001

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
VF Corp.
2.05%, 04/23/22	115,000	118,098
2.40%, 04/23/25 (a)	25,000	26,391
Visa, Inc.
2.15%, 09/15/22 (a)	500,000	519,487
2.80%, 12/14/22 (a)	50,000	52,804
Walgreen Co.
3.10%, 09/15/22	50,000	52,392
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	25,000	25,780
3.80%, 11/18/24 (a)	190,000	209,411
Walmart, Inc.
2.35%, 12/15/22 (a)	25,000	26,198
2.55%, 04/11/23 (a)	50,000	52,714
3.30%, 04/22/24 (a)	100,000	109,756
2.85%, 07/08/24 (a)	50,000	54,289
2.65%, 12/15/24 (a)	515,000	558,154
Western Union Co.
4.25%, 06/09/23 (a)	30,000	32,512
		10,468,442
Consumer Non-Cyclical 13.9%
Abbott Laboratories
3.40%, 11/30/23 (a)	250,000	272,370
AbbVie, Inc.
3.38%, 11/14/21	125,000	129,598
2.15%, 11/19/21 (c)	150,000	152,917
3.45%, 03/15/22 (a)(c)	50,000	52,016
3.25%, 10/01/22 (a)(c)	25,000	26,198
2.90%, 11/06/22	250,000	262,337
3.20%, 11/06/22 (a)	150,000	157,834
2.30%, 11/21/22 (c)	450,000	465,862
3.75%, 11/14/23 (a)	50,000	54,707
2.60%, 11/21/24 (a)(c)	275,000	292,109
3.80%, 03/15/25 (a)(c)	100,000	110,959
Altria Group, Inc.
2.85%, 08/09/22	245,000	255,403
4.00%, 01/31/24	115,000	126,866
3.80%, 02/14/24 (a)	25,000	27,379
2.35%, 05/06/25 (a)	30,000	31,568
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	25,000	27,133
3.25%, 03/01/25 (a)	20,000	21,897
Amgen, Inc.
3.88%, 11/15/21 (a)	87,000	90,322
2.70%, 05/01/22 (a)	75,000	77,815
2.65%, 05/11/22 (a)	125,000	129,857
3.63%, 05/15/22 (a)	20,000	20,986
2.25%, 08/19/23 (a)	25,000	26,196
3.63%, 05/22/24 (a)	150,000	164,592
1.90%, 02/21/25 (a)	20,000	20,892
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	25,000	26,214
3.30%, 02/01/23 (a)	190,000	201,492
3.70%, 02/01/24	20,000	21,991
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	19,000	19,715
3.50%, 01/12/24 (a)	25,000	27,241
4.15%, 01/23/25 (a)	255,000	289,320
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	100,000	108,629
AstraZeneca PLC
2.38%, 06/12/22 (a)	75,000	77,625
3.50%, 08/17/23 (a)	25,000	27,078
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BAT Capital Corp.
2.76%, 08/15/22 (a)	300,000	310,873
3.22%, 08/15/24 (a)	150,000	160,681
Baxter International, Inc.
1.70%, 08/15/21 (a)	25,000	25,233
Becton Dickinson & Co.
3.13%, 11/08/21	50,000	51,510
2.89%, 06/06/22 (a)	120,000	124,290
3.36%, 06/06/24 (a)	175,000	188,647
3.73%, 12/15/24 (a)	20,000	22,109
Biogen, Inc.
3.63%, 09/15/22	75,000	79,723
Boston Scientific Corp.
3.38%, 05/15/22	100,000	104,501
Bristol-Myers Squibb Co.
2.25%, 08/15/21 (c)	25,000	25,488
2.60%, 05/16/22 (c)	50,000	51,964
3.55%, 08/15/22 (c)	150,000	159,487
3.25%, 02/20/23 (a)(c)	150,000	159,982
7.15%, 06/15/23	100,000	118,785
3.63%, 05/15/24 (a)(c)	75,000	82,623
2.90%, 07/26/24 (a)(c)	275,000	297,330
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	32,000	33,356
Campbell Soup Co.
2.50%, 08/02/22	50,000	51,558
3.65%, 03/15/23 (a)	40,000	42,772
3.30%, 03/19/25 (a)	50,000	54,311
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	70,000	72,403
3.08%, 06/15/24 (a)	100,000	106,858
3.50%, 11/15/24 (a)	20,000	21,739
Cigna Corp.
3.40%, 09/17/21	50,000	51,663
3.90%, 02/15/22 (c)	100,000	105,077
3.00%, 07/15/23 (a)(c)	25,000	26,496
3.75%, 07/15/23 (a)	215,000	233,490
3.25%, 04/15/25 (a)(c)	100,000	109,211
Clorox Co.
3.05%, 09/15/22 (a)	100,000	105,289
3.50%, 12/15/24 (a)	25,000	28,039
Coca-Cola Co.
2.20%, 05/25/22	150,000	155,200
3.20%, 11/01/23	105,000	114,313
1.75%, 09/06/24	200,000	209,917
2.95%, 03/25/25	50,000	55,101
Colgate-Palmolive Co.
2.45%, 11/15/21	10,000	10,297
2.25%, 11/15/22	15,000	15,666
2.10%, 05/01/23	50,000	52,343
3.25%, 03/15/24	75,000	82,247
Conagra Brands, Inc.
3.80%, 10/22/21	25,000	26,005
3.20%, 01/25/23 (a)	20,000	21,247
4.30%, 05/01/24 (a)	75,000	83,278
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	50,000	53,008
4.25%, 05/01/23	200,000	219,273
4.75%, 11/15/24	15,000	17,310
Covidien International Finance S.A.
3.20%, 06/15/22 (a)	114,000	119,316
2.95%, 06/15/23 (a)	15,000	15,962

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CVS Health Corp.
3.50%, 07/20/22 (a)	200,000	210,770
4.75%, 12/01/22 (a)	65,000	70,544
3.70%, 03/09/23 (a)	395,000	424,260
4.00%, 12/05/23 (a)	55,000	60,398
2.63%, 08/15/24 (a)	90,000	95,783
4.10%, 03/25/25 (a)	325,000	367,544
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	103,349
2.20%, 11/15/24 (a)	30,000	31,572
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,789
Diageo Investment Corp.
2.88%, 05/11/22	250,000	260,984
General Mills, Inc.
3.15%, 12/15/21 (a)	50,000	51,529
2.60%, 10/12/22 (a)	200,000	208,138
3.70%, 10/17/23 (a)	25,000	27,292
3.65%, 02/15/24 (a)	3,000	3,291
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	195,000	204,175
1.95%, 03/01/22 (a)	10,000	10,231
3.25%, 09/01/22 (a)	105,000	111,170
3.70%, 04/01/24 (a)	45,000	49,614
3.50%, 02/01/25 (a)	135,000	150,580
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250,000	260,921
2.88%, 06/01/22 (a)	35,000	36,520
3.00%, 06/01/24 (a)	50,000	54,132
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	150,000	158,887
3.38%, 05/15/23	75,000	80,939
Hasbro, Inc.
2.60%, 11/19/22	50,000	51,607
3.00%, 11/19/24 (a)	25,000	26,189
HCA, Inc.
4.75%, 05/01/23	285,000	308,910
5.00%, 03/15/24	50,000	55,584
5.25%, 04/15/25	125,000	143,415
Hershey Co.
3.38%, 05/15/23 (a)	15,000	16,208
JM Smucker Co.
3.50%, 10/15/21	10,000	10,400
3.00%, 03/15/22	100,000	103,731
3.50%, 03/15/25	50,000	55,562
Johnson & Johnson
2.25%, 03/03/22 (a)	140,000	144,296
3.38%, 12/05/23	50,000	55,101
2.63%, 01/15/25 (a)	20,000	21,756
Kellogg Co.
2.65%, 12/01/23	25,000	26,500
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	275,000	299,753
3.13%, 12/15/23 (a)	2,000	2,149
Kimberly-Clark Corp.
2.40%, 03/01/22	50,000	51,496
Kroger Co.
3.40%, 04/15/22 (a)	25,000	26,066
2.80%, 08/01/22 (a)	120,000	125,254
4.00%, 02/01/24 (a)	35,000	38,555
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	50,000	52,836
3.25%, 09/01/24 (a)	50,000	53,887
2.30%, 12/01/24 (a)	100,000	105,391
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	20,000	20,858
3.15%, 08/15/24 (a)	25,000	27,151
McKesson Corp.
2.70%, 12/15/22 (a)	50,000	52,098
2.85%, 03/15/23 (a)	64,000	67,033
3.80%, 03/15/24 (a)	50,000	55,059
Medtronic, Inc.
3.15%, 03/15/22	50,000	52,436
3.63%, 03/15/24 (a)	20,000	22,049
3.50%, 03/15/25	200,000	225,669
Merck & Co., Inc.
2.40%, 09/15/22 (a)	25,000	26,029
2.80%, 05/18/23	200,000	213,122
2.90%, 03/07/24 (a)	20,000	21,600
2.75%, 02/10/25 (a)	220,000	239,041
Mondelez International, Inc.
0.63%, 07/01/22	75,000	74,989
2.13%, 04/13/23 (a)	50,000	51,824
3.63%, 05/07/23 (a)	25,000	26,960
4.00%, 02/01/24 (a)	20,000	22,136
1.50%, 05/04/25 (a)	75,000	76,506
Novartis Capital Corp.
2.40%, 05/17/22 (a)	100,000	103,812
2.40%, 09/21/22	200,000	208,501
3.40%, 05/06/24	50,000	55,134
1.75%, 02/14/25 (a)	35,000	36,625
PepsiCo, Inc.
3.00%, 08/25/21	25,000	25,750
3.10%, 07/17/22 (a)	25,000	26,283
2.75%, 03/01/23	50,000	52,987
0.75%, 05/01/23	250,000	252,139
2.25%, 03/19/25 (a)	275,000	294,262
2.75%, 04/30/25 (a)	25,000	27,292
Pfizer, Inc.
3.00%, 09/15/21	25,000	25,813
2.20%, 12/15/21	55,000	56,446
2.80%, 03/11/22	165,000	171,833
5.80%, 08/12/23	122,000	141,227
3.20%, 09/15/23 (a)	50,000	54,116
2.95%, 03/15/24 (a)	50,000	54,210
3.40%, 05/15/24	150,000	166,496
Philip Morris International, Inc.
2.90%, 11/15/21	50,000	51,787
2.38%, 08/17/22 (a)	20,000	20,743
2.50%, 11/02/22 (a)	30,000	31,337
2.13%, 05/10/23 (a)	40,000	41,712
2.88%, 05/01/24 (a)	290,000	312,004
3.25%, 11/10/24	30,000	33,235
1.50%, 05/01/25 (a)	25,000	25,600
Procter & Gamble Co.
1.70%, 11/03/21	25,000	25,472
2.30%, 02/06/22	50,000	51,635
2.15%, 08/11/22	10,000	10,389
3.10%, 08/15/23	260,000	284,592
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	25,000	27,562
Reynolds American, Inc.
4.00%, 06/12/22	50,000	52,825
4.85%, 09/15/23	80,000	88,827
4.45%, 06/12/25 (a)	100,000	112,854
Sanofi
3.38%, 06/19/23 (a)	25,000	27,068

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	75,000	76,464
2.88%, 09/23/23 (a)	180,000	190,968
SSM Health Care Corp.
3.69%, 06/01/23 (a)	15,000	16,131
Sysco Corp.
2.60%, 06/12/22	25,000	25,876
5.65%, 04/01/25 (a)	100,000	117,069
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	200,000	208,708
4.40%, 11/26/23 (a)	200,000	222,948
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	165,000	174,793
4.13%, 03/25/25 (a)	100,000	114,172
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	225,000	239,277
3.95%, 08/15/24 (a)	25,000	27,723
Unilever Capital Corp.
1.38%, 07/28/21	100,000	101,166
3.25%, 03/07/24 (a)	200,000	217,935
Upjohn, Inc.
1.65%, 06/22/25 (a)(c)	100,000	101,947
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,737
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21 (a)	50,000	51,486
3.55%, 04/01/25 (a)	150,000	163,303
Zoetis, Inc.
3.25%, 08/20/21	30,000	30,838
3.25%, 02/01/23 (a)	25,000	26,405
		19,256,221
Energy 7.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	35,000	36,520
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	35,336
4.95%, 12/15/24 (a)	50,000	53,829
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	85,000	86,602
2.52%, 09/19/22 (a)	50,000	51,891
2.75%, 05/10/23	65,000	68,664
3.22%, 11/28/23 (a)	25,000	26,845
3.79%, 02/06/24 (a)	40,000	43,762
3.22%, 04/14/24 (a)	25,000	26,907
3.19%, 04/06/25 (a)	30,000	32,723
BP Capital Markets PLC
3.56%, 11/01/21	35,000	36,359
3.06%, 03/17/22	100,000	104,045
3.81%, 02/10/24	500,000	549,627
3.54%, 11/04/24	25,000	27,514
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	25,000	25,665
2.95%, 01/15/23 (a)	50,000	51,671
3.80%, 04/15/24 (a)	150,000	159,816
3.90%, 02/01/25 (a)	150,000	161,353
Chevron Corp.
2.50%, 03/03/22 (a)	75,000	77,539
2.36%, 12/05/22 (a)	20,000	20,845
1.14%, 05/11/23	150,000	152,709
2.57%, 05/16/23 (a)	75,000	79,116
3.19%, 06/24/23 (a)	350,000	375,634
2.90%, 03/03/24 (a)	25,000	26,912
1.55%, 05/11/25 (a)	100,000	102,925
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	26,461
Concho Resources, Inc.
4.38%, 01/15/25 (a)	25,000	25,881
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	10,000	10,012
4.75%, 05/31/25 (a)	75,000	80,426
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	20,000	21,177
3.60%, 12/15/24 (a)	15,000	16,484
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	25,000	24,526
Enbridge, Inc.
2.90%, 07/15/22 (a)	300,000	311,334
2.50%, 01/15/25 (a)	25,000	26,166
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	75,000	78,799
3.60%, 02/01/23 (a)	50,000	51,858
4.25%, 03/15/23 (a)	50,000	52,711
5.88%, 01/15/24 (a)	350,000	390,715
4.90%, 02/01/24 (a)	20,000	21,739
4.50%, 04/15/24 (a)	70,000	75,910
2.90%, 05/15/25 (a)	50,000	51,300
Enterprise Products Operating LLC
3.50%, 02/01/22	120,000	125,284
3.35%, 03/15/23 (a)	50,000	53,059
3.90%, 02/15/24 (a)	50,000	54,794
3.75%, 02/15/25 (a)	35,000	38,823
4.88%, 08/16/77 (a)(b)	75,000	65,624
EOG Resources, Inc.
2.63%, 03/15/23 (a)	175,000	183,442
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	300,000	309,474
1.90%, 08/16/22	30,000	30,889
2.73%, 03/01/23 (a)	40,000	42,114
3.18%, 03/15/24 (a)	65,000	70,684
2.02%, 08/16/24 (a)	30,000	31,343
2.71%, 03/06/25 (a)	100,000	107,400
2.99%, 03/19/25 (a)	230,000	250,257
Halliburton Co.
3.25%, 11/15/21 (a)	50,000	51,173
3.50%, 08/01/23 (a)	60,000	62,904
Husky Energy, Inc.
3.95%, 04/15/22 (a)	25,000	25,603
Kinder Morgan Energy Partners LP
4.15%, 03/01/22	200,000	210,125
3.45%, 02/15/23 (a)	100,000	105,372
3.50%, 09/01/23 (a)	50,000	53,343
4.15%, 02/01/24 (a)	25,000	27,173
4.30%, 05/01/24 (a)	25,000	27,402
4.25%, 09/01/24 (a)	50,000	55,160
Marathon Oil Corp.
2.80%, 11/01/22 (a)	50,000	50,535
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	45,000	49,446
3.63%, 09/15/24 (a)	125,000	133,194
4.70%, 05/01/25 (a)	100,000	112,130
MPLX LP
3.38%, 03/15/23 (a)	45,000	47,177
4.50%, 07/15/23 (a)	35,000	37,753
6.38%, 05/01/24 (a)	25,000	25,843
4.88%, 12/01/24 (a)	250,000	278,065
4.00%, 02/15/25 (a)	20,000	21,492

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newfield Exploration Co.
5.75%, 01/30/22	75,000	75,158
Noble Energy, Inc.
3.90%, 11/15/24 (a)	45,000	45,260
ONEOK Partners LP
3.38%, 10/01/22 (a)	150,000	155,307
ONEOK, Inc.
4.25%, 02/01/22 (a)	25,000	26,074
7.50%, 09/01/23 (a)	15,000	17,325
2.75%, 09/01/24 (a)	45,000	45,460
5.85%, 01/15/26 (a)	20,000	22,873
Ovintiv, Inc.
3.90%, 11/15/21 (a)	125,000	124,515
Phillips 66
4.30%, 04/01/22	50,000	53,140
3.70%, 04/06/23	200,000	214,626
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	20,000	21,531
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	50,000	51,120
2.85%, 01/31/23 (a)	40,000	40,481
3.85%, 10/15/23 (a)	30,000	31,149
3.60%, 11/01/24 (a)	30,000	30,752
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	100,000	106,628
5.63%, 04/15/23 (a)	250,000	273,637
5.75%, 05/15/24 (a)	150,000	169,225
5.63%, 03/01/25 (a)	250,000	287,040
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	140,000	150,423
Shell International Finance BV
1.75%, 09/12/21	50,000	50,709
2.38%, 08/21/22	375,000	391,260
3.40%, 08/12/23	35,000	37,887
3.50%, 11/13/23 (a)	50,000	54,477
2.00%, 11/07/24 (a)	25,000	26,197
2.38%, 04/06/25 (a)	35,000	37,219
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	25,000	27,967
Suncor Energy, Inc.
2.80%, 05/15/23	100,000	104,465
3.10%, 05/15/25 (a)	100,000	106,905
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	15,000	16,019
Total Capital International S.A.
2.88%, 02/17/22	20,000	20,758
3.70%, 01/15/24	70,000	76,960
3.75%, 04/10/24	300,000	332,046
2.43%, 01/10/25 (a)	25,000	26,573
TransCanada PipeLines Ltd.
2.50%, 08/01/22	50,000	51,611
Valero Energy Corp.
2.70%, 04/15/23	75,000	77,878
2.85%, 04/15/25 (a)	35,000	37,022
Williams Cos., Inc.
4.00%, 11/15/21 (a)	25,000	25,856
3.60%, 03/15/22 (a)	50,000	51,948
4.50%, 11/15/23 (a)	75,000	82,309
4.55%, 06/24/24 (a)	344,000	381,866
		10,377,041
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial Other 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (a)	25,000	25,985
Technology 9.2%
Adobe, Inc.
1.70%, 02/01/23	15,000	15,544
1.90%, 02/01/25 (a)	45,000	47,557
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	55,000	59,736
Alphabet, Inc.
3.38%, 02/25/24	10,000	11,022
Analog Devices, Inc.
2.50%, 12/05/21 (a)	170,000	174,513
Apple, Inc.
1.55%, 08/04/21 (a)	95,000	96,194
2.50%, 02/09/22 (a)	580,000	599,497
2.30%, 05/11/22 (a)	50,000	51,725
2.70%, 05/13/22	50,000	52,213
2.10%, 09/12/22 (a)	25,000	25,923
2.85%, 02/23/23 (a)	50,000	53,067
2.40%, 05/03/23	100,000	105,784
0.75%, 05/11/23	25,000	25,235
3.45%, 05/06/24	600,000	664,017
2.85%, 05/11/24 (a)	125,000	135,061
1.80%, 09/11/24 (a)	20,000	20,969
2.75%, 01/13/25 (a)	60,000	65,246
1.13%, 05/11/25 (a)	250,000	255,236
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	25,000	26,486
4.00%, 04/01/25 (a)	25,000	26,900
Avnet, Inc.
4.88%, 12/01/22	50,000	53,354
Baidu, Inc.
3.88%, 09/29/23 (a)	100,000	106,561
4.38%, 05/14/24 (a)	250,000	272,520
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	25,000	25,973
3.63%, 01/15/24 (a)	615,000	662,004
3.13%, 01/15/25 (a)	65,000	69,469
Broadcom, Inc.
3.13%, 10/15/22 (c)	50,000	52,120
4.70%, 04/15/25 (a)(c)	150,000	169,218
3.15%, 11/15/25 (a)(c)	30,000	31,975
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	55,000	56,027
3.00%, 06/15/22	250,000	263,430
2.20%, 09/20/23 (a)	50,000	52,776
3.63%, 03/04/24	30,000	33,488
Corning, Inc.
2.90%, 05/15/22 (a)	15,000	15,578
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	540,000	591,367
4.00%, 07/15/24 (a)(c)	25,000	27,012
DXC Technology Co.
4.00%, 04/15/23	50,000	52,499
4.25%, 04/15/24 (a)	25,000	27,195
4.13%, 04/15/25 (a)	20,000	21,318
Equifax, Inc.
3.30%, 12/15/22 (a)	220,000	231,900
2.60%, 12/01/24 (a)	25,000	26,464
Equinix, Inc.
2.63%, 11/18/24 (a)	20,000	21,325

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	25,000	26,774
3.88%, 06/05/24 (a)	50,000	55,181
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	264,731
3.80%, 10/01/23 (a)	70,000	76,557
Flex Ltd.
5.00%, 02/15/23	15,000	16,242
4.75%, 06/15/25 (a)	50,000	55,797
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	107,771
4.00%, 06/01/23 (a)	25,000	27,124
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	25,000	25,811
4.40%, 10/15/22 (a)	65,000	69,625
4.45%, 10/02/23 (a)	250,000	273,415
4.65%, 10/01/24 (a)	35,000	39,313
HP, Inc.
2.20%, 06/17/25 (a)	150,000	155,019
IBM Credit LLC
2.20%, 09/08/22	100,000	103,588
Intel Corp.
3.30%, 10/01/21	75,000	77,871
2.35%, 05/11/22 (a)	50,000	51,801
2.70%, 12/15/22	50,000	52,891
2.88%, 05/11/24 (a)	25,000	27,037
2.70%, 06/17/24 (a)	350,000	376,502
3.40%, 03/25/25 (a)	50,000	56,163
International Business Machines Corp.
2.85%, 05/13/22	100,000	104,582
3.38%, 08/01/23	150,000	162,505
3.63%, 02/12/24	100,000	110,146
3.00%, 05/15/24	450,000	486,889
Jabil, Inc.
4.70%, 09/15/22	50,000	53,156
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	20,000	22,387
KLA Corp.
4.65%, 11/01/24 (a)	75,000	85,982
Lam Research Corp.
3.80%, 03/15/25 (a)	15,000	16,991
Leidos, Inc.
2.95%, 05/15/23 (a)(c)	50,000	52,660
3.63%, 05/15/25 (a)(c)	60,000	65,403
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	45,000	48,618
Micron Technology, Inc.
2.50%, 04/24/23	200,000	207,980
4.64%, 02/06/24 (a)	25,000	27,547
Microsoft Corp.
1.55%, 08/08/21 (a)	50,000	50,707
2.40%, 02/06/22 (a)	50,000	51,610
2.38%, 02/12/22 (a)	350,000	361,632
2.65%, 11/03/22 (a)	45,000	47,314
2.00%, 08/08/23 (a)	70,000	73,339
3.63%, 12/15/23 (a)	25,000	27,569
2.88%, 02/06/24 (a)	120,000	129,539
2.70%, 02/12/25 (a)	340,000	370,345
Motorola Solutions, Inc.
3.75%, 05/15/22	20,000	21,025
4.00%, 09/01/24	100,000	110,458
NetApp, Inc.
3.30%, 09/29/24 (a)	40,000	42,945
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	25,000	28,051
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	75,000	78,661
Oracle Corp.
1.90%, 09/15/21 (a)	150,000	152,547
2.50%, 05/15/22 (a)	40,000	41,369
2.50%, 10/15/22	675,000	705,591
2.63%, 02/15/23 (a)	75,000	78,908
3.40%, 07/08/24 (a)	75,000	82,311
2.95%, 11/15/24 (a)	50,000	54,416
2.50%, 04/01/25 (a)	410,000	439,965
PayPal Holdings, Inc.
2.20%, 09/26/22	100,000	103,527
1.35%, 06/01/23	50,000	50,979
2.40%, 10/01/24 (a)	50,000	53,168
QUALCOMM, Inc.
3.00%, 05/20/22	300,000	314,182
2.60%, 01/30/23 (a)	75,000	78,735
2.90%, 05/20/24 (a)	25,000	26,927
salesforce.com, Inc.
3.25%, 04/11/23 (a)	25,000	26,863
Seagate HDD Cayman
4.75%, 06/01/23	175,000	185,086
4.88%, 03/01/24 (a)	50,000	54,000
4.75%, 01/01/25	25,000	26,865
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	26,233
2.63%, 05/15/24 (a)	25,000	26,873
Trimble, Inc.
4.15%, 06/15/23 (a)	25,000	26,631
4.75%, 12/01/24 (a)	20,000	21,787
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	15,000	15,608
VMware, Inc.
2.95%, 08/21/22 (a)	45,000	46,605
Xilinx, Inc.
2.95%, 06/01/24 (a)	25,000	26,922
		12,818,850
Transportation 1.6%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	75,000	78,690
3.00%, 03/15/23 (a)	15,000	15,887
3.85%, 09/01/23 (a)	25,000	27,355
3.75%, 04/01/24 (a)	402,000	444,182
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	15,000	16,276
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	13,109	12,239
CSX Corp.
3.40%, 08/01/24 (a)	25,000	27,560
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	3,965	3,879
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	175,000	173,919
FedEx Corp.
3.40%, 01/14/22	20,000	20,826
4.00%, 01/15/24	150,000	166,288
3.20%, 02/01/25	225,000	243,448
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	130,000	135,114
3.85%, 01/15/24 (a)	25,000	27,465

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ryder System, Inc.
3.45%, 11/15/21 (a)	25,000	25,760
2.88%, 06/01/22 (a)	50,000	52,037
3.75%, 06/09/23 (a)	15,000	15,973
2.50%, 09/01/24 (a)	20,000	20,630
3.35%, 09/01/25 (a)	15,000	15,956
Southwest Airlines Co.
4.75%, 05/04/23	100,000	102,843
5.25%, 05/04/25 (a)	80,000	84,425
Union Pacific Corp.
2.95%, 03/01/22	145,000	151,057
2.95%, 01/15/23 (a)	25,000	26,363
3.50%, 06/08/23 (a)	50,000	54,304
3.65%, 02/15/24 (a)	15,000	16,408
3.15%, 03/01/24 (a)	20,000	21,705
3.25%, 01/15/25 (a)	15,000	16,494
United Parcel Service, Inc.
2.45%, 10/01/22	20,000	20,885
2.50%, 04/01/23 (a)	25,000	26,281
3.90%, 04/01/25 (a)	150,000	170,501
		2,214,750
		72,830,125

Utility 4.5%
Electric 4.2%
Alabama Power Co.
3.55%, 12/01/23	20,000	21,953
Ameren Corp.
2.50%, 09/15/24 (a)	25,000	26,589
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	27,452
American Electric Power Co., Inc.
3.65%, 12/01/21	50,000	52,161
2.95%, 12/15/22 (a)	50,000	52,614
Avangrid, Inc.
3.15%, 12/01/24 (a)	35,000	37,986
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	125,000	137,151
3.50%, 02/01/25 (a)	30,000	33,483
4.05%, 04/15/25 (a)(c)	150,000	171,604
Black Hills Corp.
4.25%, 11/30/23 (a)	15,000	16,359
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	51,755
3.85%, 02/01/24 (a)	75,000	82,017
Consumers Energy Co.
3.38%, 08/15/23 (a)	13,000	14,071
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	25,000	27,152
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	25,000	25,366
2.75%, 09/15/22 (a)	100,000	104,140
3.07%, 08/15/24	50,000	53,910
3.30%, 03/15/25 (a)	100,000	109,592
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	55,567
DTE Energy Co.
3.70%, 08/01/23 (a)	35,000	37,927
3.85%, 12/01/23 (a)	30,000	32,626
3.50%, 06/01/24 (a)	130,000	140,471
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	73,000	77,840
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
1.80%, 09/01/21 (a)	165,000	167,270
2.40%, 08/15/22 (a)	75,000	77,784
3.05%, 08/15/22 (a)	50,000	52,230
3.75%, 04/15/24 (a)	150,000	164,473
Duke Energy Progress LLC
2.80%, 05/15/22 (a)	30,000	31,176
Edison International
2.95%, 03/15/23 (a)	25,000	25,670
3.55%, 11/15/24 (a)	75,000	79,280
4.95%, 04/15/25 (a)	15,000	16,538
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	30,000	33,150
Entergy Corp.
4.00%, 07/15/22 (a)	200,000	213,138
Evergy, Inc.
2.45%, 09/15/24 (a)	100,000	105,853
Eversource Energy
2.75%, 03/15/22 (a)	25,000	25,906
3.80%, 12/01/23 (a)	50,000	54,917
2.90%, 10/01/24 (a)	25,000	26,861
3.15%, 01/15/25 (a)	25,000	27,145
Exelon Corp.
3.50%, 06/01/22 (a)	20,000	20,926
Exelon Generation Co. LLC
3.40%, 03/15/22 (a)	15,000	15,589
4.25%, 06/15/22 (a)	20,000	21,193
3.25%, 06/01/25 (a)	50,000	54,007
FirstEnergy Corp.
4.25%, 03/15/23 (a)	25,000	27,064
2.05%, 03/01/25 (a)	125,000	129,497
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	26,410
3.25%, 06/01/24 (a)	30,000	32,697
Georgia Power Co.
2.10%, 07/30/23	40,000	41,669
2.20%, 09/15/24 (a)	25,000	26,423
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,807
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	81,748
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	138,883
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	50,000	51,628
3.40%, 11/15/23 (a)	25,000	27,279
2.95%, 02/07/24 (a)	150,000	160,786
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	300,000	312,271
2.80%, 01/15/23 (a)	40,000	42,066
3.15%, 04/01/24 (a)	65,000	70,613
2.75%, 05/01/25 (a)	75,000	81,383
Northern States Power Co.
2.60%, 05/15/23 (a)	200,000	210,529
Ohio Power Co.
5.38%, 10/01/21	25,000	26,499
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	250,000	271,149
Pacific Gas and Electric Co.
1.75%, 06/16/22 (a)	50,000	50,091
PacifiCorp
3.60%, 04/01/24 (a)	50,000	54,900

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PECO Energy Co.
2.38%, 09/15/22 (a)	350,000	362,743
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	106,069
3.50%, 12/01/22 (a)	50,000	52,874
3.40%, 06/01/23 (a)	13,000	13,806
Progress Energy, Inc.
3.15%, 04/01/22 (a)	6,000	6,231
Public Service Electric and Gas Co.
2.38%, 05/15/23 (a)	150,000	157,734
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	50,000	52,227
2.88%, 06/15/24 (a)	50,000	53,497
Puget Energy, Inc.
5.63%, 07/15/22 (a)	100,000	107,315
Sempra Energy
3.55%, 06/15/24 (a)	50,000	54,402
Southern California Edison Co.
3.40%, 06/01/23 (a)	50,000	53,209
3.50%, 10/01/23 (a)	25,000	26,813
Southern Co.
2.95%, 07/01/23 (a)	100,000	105,985
Virginia Electric and Power Co.
2.75%, 03/15/23 (a)	50,000	52,601
WEC Energy Group, Inc.
3.10%, 03/08/22	200,000	208,249
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	25,000	26,426
		5,917,465
Natural Gas 0.2%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	20,000	21,320
NiSource, Inc.
2.65%, 11/17/22 (a)	25,000	26,120
3.65%, 06/15/23 (a)	100,000	108,057
Sempra Energy
2.88%, 10/01/22 (a)	50,000	51,929
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	89,217
		296,643
Utility Other 0.1%
American Water Capital Corp.
3.85%, 03/01/24 (a)	35,000	38,614
3.40%, 03/01/25 (a)	35,000	38,891
		77,505
		6,291,613
Total Corporates
(Cost $132,114,250)		135,294,209
Security	Number of Shares	Value ($)
Other Investment Company 1.5% of net assets

Money Market Fund 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (g)	2,157,667	2,157,667
Total Other Investment Company
(Cost $2,157,667)		2,157,667

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
5 Year US Treasury Note (CBOT), expires 09/30/20	7	880,195	(10)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,353,138 or 3.1% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended June 30, 2020:
	Market Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 6/30/20	Face amount at 6/30/20	Interest Income Earned
Charles Schwab Corp., 2.65%, 01/25/23	$—	$25,663	$—	$—	$668	$26,331	25,000	$271
Charles Schwab Corp., 3.55%, 02/01/24	—	10,692	—	—	261	10,953	10,000	116
Total	$—	$36,355	$—	$—	$929	$37,284		$387
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$135,294,209	$—	$135,294,209
Other Investment Company[1]	2,157,667	—	—	2,157,667
Liabilities
Futures Contracts[2]	(10)	—	—	(10)
Total	$2,157,657	$135,294,209	$—	$137,451,866
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $36,355)		$37,284
Investments in unaffiliated issuers, at value (cost $134,235,562)		137,414,592
Deposit with broker for futures contracts		20,662
Receivables:
Investments sold		2,562,676
Interest		1,103,313
Dividends	+	172
Total assets		141,138,699
Liabilities
Payables:
Investments bought		74,989
Management fees		5,660
Fund shares redeemed	+	2,564,692
Total liabilities		2,645,341
Net Assets
Total assets		141,138,699
Total liabilities	–	2,645,341
Net assets		$138,493,358
Net Assets by Source
Capital received from investors		135,385,562
Total distributable earnings		3,107,796

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$138,493,358		2,700,000		$51.29

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest received from affiliated issuer		$387
Interest received from unaffiliated issuers		681,471
Dividends received from unaffiliated issuers	+	1,324
Total investment income		683,182
Expenses
Management fees		17,629
Total expenses	–	17,629
Net investment income		665,553
Realized and Unrealized Gains (Losses)
Net realized losses on unaffiliated investments		(266,194)
Net realized losses on in-kind redemptions on unaffiliated investments		(4,401)
Net realized losses on futures contracts	+	(5,250)
Net realized losses		(275,845)
Net change in unrealized appreciation (depreciation) on affiliated issuer		929
Net change in unrealized appreciation (depreciation) on unaffiliated investments		3,143,969
Net change in unrealized appreciation (depreciation) on futures contracts	+	(10)
Net change in unrealized appreciation (depreciation)	+	3,144,888
Net realized and unrealized gains		2,869,043
Increase in net assets resulting from operations		$3,534,596

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		10/10/19*-12/31/19
Net investment income		$665,553	$137,147
Net realized losses		(275,845)	(3,498)
Net change in unrealized appreciation (depreciation)	+	3,144,888	35,061
Increase in net assets resulting from operations		3,534,596	168,710
Distributions to Shareholders
Total distributions		($459,690)	($135,820)

Transactions in Fund Shares
		1/1/20-6/30/20		10/10/19*-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,150,000	$107,999,907	700,000	$34,996,345
Shares redeemed	+	(150,000)	(7,610,690)	—	—
Net transactions in fund shares		2,000,000	$100,389,217	700,000	$34,996,345
Shares Outstanding and Net Assets
		1/1/20-6/30/20		10/10/19*-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		700,000	$35,029,235	—	$—
Total increase	+	2,000,000	103,464,123	700,000	35,029,235
End of period		2,700,000	$138,493,358	700,000	$35,029,235
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 5-10 Year Corporate Bond ETF
Financial Statements
Financial Highlights
	1/1/20– 6/30/20*	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.65	0.29
Net realized and unrealized gains (losses)	2.06	0.04
Total from investment operations	2.71	0.33
Less distributions:
Distributions from net investment income	(0.53)	(0.26)
Net asset value at end of period	$52.25	$50.07
Total return	5.45% [3]	0.67% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.06% [4],[5]
Net investment income (loss)	2.61% [4]	2.61% [4]
Portfolio turnover rate	34% [3]	8% [3]
Net assets, end of period (x 1,000)	$154,131	$110,151

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.4% of net assets

Financial Institutions 34.7%
Banking 23.9%
American Express Co.
4.20%, 11/06/25 (a)	50,000	58,135
3.13%, 05/20/26 (a)	100,000	111,197
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	113,712
Banco Santander S.A.
4.25%, 04/11/27	200,000	221,466
3.80%, 02/23/28	200,000	216,540
3.49%, 05/28/30	200,000	214,586
Bank of America Corp.
3.88%, 08/01/25	175,000	198,386
4.45%, 03/03/26	250,000	288,209
3.50%, 04/19/26	175,000	197,293
3.56%, 04/23/27 (a)(b)	200,000	223,696
3.25%, 10/21/27 (a)	250,000	276,754
4.18%, 11/25/27 (a)	250,000	286,330
3.82%, 01/20/28 (a)(b)	150,000	170,188
3.71%, 04/24/28 (a)(b)	100,000	113,412
3.59%, 07/21/28 (a)(b)	200,000	224,942
3.42%, 12/20/28 (a)(b)	525,000	585,666
3.97%, 03/05/29 (a)(b)	275,000	315,872
4.27%, 07/23/29 (a)(b)	200,000	235,752
3.97%, 02/07/30 (a)(b)	255,000	296,431
3.19%, 07/23/30 (a)(b)	170,000	187,849
2.88%, 10/22/30 (a)(b)	175,000	189,613
2.50%, 02/13/31 (a)(b)	250,000	262,630
2.59%, 04/29/31 (a)(b)	225,000	238,754
Bank of Montreal
3.80%, 12/15/32 (a)(b)	100,000	107,103
Bank of New York Mellon Corp.
2.45%, 08/17/26 (a)	75,000	81,717
3.40%, 01/29/28 (a)	100,000	115,048
3.44%, 02/07/28 (a)(b)	150,000	169,705
3.85%, 04/28/28	125,000	152,177
3.00%, 10/30/28 (a)	100,000	109,985
3.30%, 08/23/29 (a)	100,000	112,702
Bank of Nova Scotia
4.50%, 12/16/25	75,000	84,891
2.70%, 08/03/26	150,000	163,757
BankUnited, Inc.
4.88%, 11/17/25 (a)	80,000	87,680
Barclays PLC
5.20%, 05/12/26	200,000	224,180
4.34%, 01/10/28 (a)	200,000	222,537
4.84%, 05/09/28 (a)	200,000	219,409
4.97%, 05/16/29 (a)(b)	225,000	264,052
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Financial Corp.
4.20%, 10/29/25 (a)	90,000	100,227
3.75%, 07/28/26 (a)	132,000	145,328
3.75%, 03/09/27 (a)	100,000	110,654
3.65%, 05/11/27 (a)	150,000	165,435
3.80%, 01/31/28 (a)	100,000	111,026
Citigroup, Inc.
5.50%, 09/13/25	150,000	177,837
3.70%, 01/12/26	150,000	167,870
3.40%, 05/01/26	410,000	455,192
3.20%, 10/21/26 (a)	200,000	219,766
4.30%, 11/20/26	150,000	170,694
4.45%, 09/29/27	275,000	313,562
3.89%, 01/10/28 (a)(b)	350,000	394,688
3.67%, 07/24/28 (a)(b)	170,000	190,102
4.13%, 07/25/28	170,000	192,634
3.52%, 10/27/28 (a)(b)	155,000	171,930
4.08%, 04/23/29 (a)(b)	150,000	171,490
3.98%, 03/20/30 (a)(b)	175,000	200,630
2.98%, 11/05/30 (a)(b)	150,000	159,751
2.67%, 01/29/31 (a)(b)	150,000	155,584
4.41%, 03/31/31 (a)(b)	350,000	415,796
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	100,000	108,120
2.50%, 02/06/30 (a)	50,000	50,888
3.25%, 04/30/30 (a)	50,000	53,906
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	112,619
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	275,769
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	250,000	287,967
Deutsche Bank AG
4.10%, 01/13/26	50,000	52,913
Discover Bank
2.70%, 02/06/30 (a)	250,000	251,635
Discover Financial Services
4.10%, 02/09/27 (a)	75,000	82,304
Fifth Third Bancorp
2.55%, 05/05/27 (a)	50,000	53,654
3.95%, 03/14/28 (a)	50,000	58,811
Fifth Third Bank NA
3.95%, 07/28/25 (a)	200,000	229,143
Goldman Sachs Group, Inc.
4.25%, 10/21/25	200,000	225,328
3.75%, 02/25/26 (a)	200,000	224,174
3.50%, 11/16/26 (a)	170,000	187,049
3.85%, 01/26/27 (a)	265,000	298,387
3.69%, 06/05/28 (a)(b)	150,000	168,024
3.81%, 04/23/29 (a)(b)	190,000	214,958
4.22%, 05/01/29 (a)(b)	325,000	377,710
2.60%, 02/07/30 (a)	150,000	157,846
3.80%, 03/15/30 (a)	250,000	284,589

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC Holdings PLC
4.30%, 03/08/26	200,000	226,021
3.90%, 05/25/26	200,000	222,528
4.29%, 09/12/26 (a)(b)	200,000	223,093
4.38%, 11/23/26	250,000	278,755
4.04%, 03/13/28 (a)(b)	225,000	248,750
4.58%, 06/19/29 (a)(b)	200,000	231,103
4.95%, 03/31/30	200,000	240,627
3.97%, 05/22/30 (a)(b)	225,000	250,607
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	75,000	77,763
ING Groep N.V.
4.55%, 10/02/28	250,000	302,450
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	75,000	84,885
3.30%, 04/01/26 (a)	325,000	362,635
3.20%, 06/15/26 (a)	162,000	179,941
2.95%, 10/01/26 (a)	259,000	284,447
4.13%, 12/15/26	240,000	279,954
3.96%, 01/29/27 (a)(b)	150,000	170,828
4.25%, 10/01/27	150,000	174,496
3.63%, 12/01/27 (a)	100,000	110,582
3.78%, 02/01/28 (a)(b)	185,000	209,748
3.54%, 05/01/28 (a)(b)	100,000	111,885
3.51%, 01/23/29 (a)(b)	185,000	208,639
4.01%, 04/23/29 (a)(b)	275,000	317,588
4.20%, 07/23/29 (a)(b)	195,000	228,659
4.45%, 12/05/29 (a)(b)	150,000	179,724
3.70%, 05/06/30 (a)(b)	200,000	229,488
2.74%, 10/15/30 (a)(b)	255,000	273,676
4.49%, 03/24/31 (a)(b)	200,000	245,065
2.52%, 04/22/31 (a)(b)	225,000	238,157
2.96%, 05/13/31 (a)(b)	390,000	414,336
KeyBank NA
3.90%, 04/13/29	250,000	276,270
KeyCorp
4.15%, 10/29/25	50,000	57,768
Lloyds Banking Group PLC
4.58%, 12/10/25	225,000	249,870
4.38%, 03/22/28	250,000	289,076
4.55%, 08/16/28	200,000	235,722
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	226,690
3.68%, 02/22/27	200,000	222,007
3.96%, 03/02/28	200,000	229,861
3.74%, 03/07/29	100,000	113,590
3.20%, 07/18/29	200,000	218,740
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	213,917
4.02%, 03/05/28	200,000	227,303
4.25%, 09/11/29 (a)(b)	200,000	231,901
Morgan Stanley
4.00%, 07/23/25	350,000	397,070
5.00%, 11/24/25	150,000	176,500
3.88%, 01/27/26	150,000	170,423
3.13%, 07/27/26	300,000	331,353
6.25%, 08/09/26	100,000	127,935
4.35%, 09/08/26	100,000	115,338
3.63%, 01/20/27	385,000	434,336
3.95%, 04/23/27	258,000	289,900
3.59%, 07/22/28 (a)(b)	100,000	112,521
3.77%, 01/24/29 (a)(b)	308,000	351,120
4.43%, 01/23/30 (a)(b)	130,000	155,270
2.70%, 01/22/31 (a)(b)	240,000	255,158
3.62%, 04/01/31 (a)(b)	200,000	228,857
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northern Trust Corp.
3.95%, 10/30/25	100,000	116,174
3.65%, 08/03/28 (a)	75,000	87,482
3.15%, 05/03/29 (a)	50,000	57,030
1.95%, 05/01/30 (a)	50,000	51,659
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	281,746
4.05%, 07/26/28	250,000	292,985
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	50,000	54,313
2.55%, 01/22/30 (a)	190,000	205,260
Royal Bank of Canada
4.65%, 01/27/26	100,000	116,119
Royal Bank of Scotland Group PLC
3.07%, 05/22/28 (a)(b)	200,000	210,501
4.89%, 05/18/29 (a)(b)	225,000	265,027
5.08%, 01/27/30 (a)(b)	200,000	240,587
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	200,000	210,673
4.40%, 07/13/27 (a)	35,000	38,082
State Street Corp.
4.14%, 12/03/29 (a)(b)	50,000	60,136
2.40%, 01/24/30	75,000	80,709
3.03%, 11/01/34 (a)(b)	100,000	107,599
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	200,000	213,352
3.01%, 10/19/26	100,000	109,001
3.36%, 07/12/27	100,000	110,156
3.35%, 10/18/27	75,000	82,331
3.54%, 01/17/28	75,000	83,288
4.31%, 10/16/28	100,000	117,486
3.04%, 07/16/29	450,000	487,645
3.20%, 09/17/29	100,000	107,334
2.75%, 01/15/30	200,000	212,132
SVB Financial Group
3.13%, 06/05/30 (a)	50,000	53,730
Synchrony Financial
3.95%, 12/01/27 (a)	100,000	104,383
5.15%, 03/19/29 (a)	110,000	124,007
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	50,000	56,165
Truist Bank
3.63%, 09/16/25 (a)	250,000	279,690
4.05%, 11/03/25 (a)	75,000	86,790
Truist Financial Corp.
3.88%, 03/19/29 (a)	50,000	56,815
US Bancorp
2.38%, 07/22/26 (a)	150,000	162,699
3.15%, 04/27/27 (a)	170,000	191,056
3.00%, 07/30/29 (a)	100,000	109,056
Wachovia Corp.
7.57%, 08/01/26	25,000	32,168
Wells Fargo & Co.
3.55%, 09/29/25	250,000	279,081
3.00%, 04/22/26	325,000	355,136
4.10%, 06/03/26	100,000	112,857
3.00%, 10/23/26	400,000	437,550
3.20%, 06/17/27 (a)(b)	200,000	216,826
4.30%, 07/22/27	250,000	286,517
3.58%, 05/22/28 (a)(b)	200,000	222,287
2.39%, 06/02/28 (a)(b)	250,000	258,532
4.15%, 01/24/29 (a)	152,000	178,799
2.88%, 10/30/30 (a)(b)	300,000	320,982

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.57%, 02/11/31 (a)(b)	200,000	209,433
4.48%, 04/04/31 (a)(b)	200,000	242,052
Westpac Banking Corp.
2.85%, 05/13/26	150,000	164,810
2.70%, 08/19/26	100,000	109,414
3.40%, 01/25/28	50,000	57,468
2.65%, 01/16/30	70,000	76,776
4.32%, 11/23/31 (a)(b)	100,000	111,132
4.11%, 07/24/34 (a)(b)	125,000	137,849
		36,866,139
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	51,199
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	54,548
BlackRock, Inc.
3.20%, 03/15/27	50,000	56,638
3.25%, 04/30/29 (a)	150,000	172,424
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	25,000	28,152
3.90%, 01/25/28 (a)	40,000	43,872
4.85%, 03/29/29 (a)	75,000	88,377
4.35%, 04/15/30 (a)	100,000	113,717
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	50,000	56,958
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	50,000	55,795
3.25%, 05/22/29 (a)(d)	30,000	33,796
4.63%, 03/22/30 (a)(d)	150,000	187,909
CME Group, Inc.
3.75%, 06/15/28 (a)	50,000	60,172
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	82,499
Eaton Vance Corp.
3.50%, 04/06/27 (a)	25,000	27,143
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	100,000	114,538
3.10%, 09/15/27 (a)	50,000	56,157
3.75%, 09/21/28 (a)	41,000	48,154
Invesco Finance PLC
3.75%, 01/15/26	50,000	55,058
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	82,794
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	100,000	110,335
4.15%, 01/23/30	80,000	86,139
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	26,274
4.50%, 09/19/28 (a)	100,000	113,194
4.38%, 03/11/29 (a)	10,000	11,258
Legg Mason, Inc.
4.75%, 03/15/26	75,000	84,868
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	119,425
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (a)	100,000	112,396
2.75%, 10/01/29 (a)	25,000	27,513
		2,161,302
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	150,000	133,361
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Air Lease Corp.
3.75%, 06/01/26 (a)	50,000	50,518
3.63%, 04/01/27 (a)	100,000	98,227
3.63%, 12/01/27 (a)	50,000	48,982
3.25%, 10/01/29 (a)	35,000	33,471
3.00%, 02/01/30 (a)	150,000	139,310
Aircastle Ltd.
4.25%, 06/15/26 (a)	60,000	54,866
Ares Capital Corp.
3.25%, 07/15/25 (a)	60,000	58,327
GATX Corp.
3.25%, 09/15/26 (a)	50,000	52,337
3.85%, 03/30/27 (a)	50,000	53,722
4.70%, 04/01/29 (a)	75,000	85,301
GE Capital Funding LLC
4.40%, 05/15/30 (a)(c)	50,000	52,035
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	209,217
Owl Rock Capital Corp.
3.75%, 07/22/25 (a)	40,000	38,971
		1,108,645
Financial Other 0.1%
ORIX Corp.
3.70%, 07/18/27	35,000	39,100
Insurance 4.2%
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	55,248
3.60%, 04/01/30 (a)	50,000	58,246
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	50,000	52,356
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	50,000	54,359
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	106,753
American International Group, Inc.
3.75%, 07/10/25 (a)	170,000	188,382
4.20%, 04/01/28 (a)	50,000	56,656
4.25%, 03/15/29 (a)	100,000	115,313
3.40%, 06/30/30 (a)	50,000	54,191
5.75%, 04/01/48 (a)(b)	50,000	51,492
Anthem, Inc.
3.65%, 12/01/27 (a)	81,000	92,444
4.10%, 03/01/28 (a)	50,000	58,638
2.88%, 09/15/29 (a)	60,000	65,267
2.25%, 05/15/30 (a)	150,000	154,447
Aon Corp.
3.75%, 05/02/29 (a)	100,000	114,617
2.80%, 05/15/30 (a)	100,000	107,145
Aon PLC
3.88%, 12/15/25 (a)	75,000	85,366
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	56,627
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	65,570
Athene Holding Ltd.
6.15%, 04/03/30 (a)	100,000	115,318
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	50,000	54,143
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	106,947

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	150,000	154,929
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	127,574
5.63%, 05/15/30 (a)	50,000	55,802
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	37,884
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	150,000	170,829
CNA Financial Corp.
4.50%, 03/01/26 (a)	25,000	28,332
3.90%, 05/01/29 (a)	50,000	54,958
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	81,321
Enstar Group Ltd.
4.95%, 06/01/29 (a)	50,000	52,808
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	150,000	169,097
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	53,912
4.63%, 04/29/30 (a)(c)	50,000	53,975
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	50,000	52,323
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	58,008
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	106,241
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	56,862
4.88%, 04/01/30 (a)	50,000	61,880
Lincoln National Corp.
3.80%, 03/01/28 (a)	25,000	27,742
3.05%, 01/15/30 (a)	100,000	106,049
Loews Corp.
3.20%, 05/15/30 (a)	50,000	54,541
Manulife Financial Corp.
4.15%, 03/04/26	95,000	112,273
2.48%, 05/19/27 (a)	50,000	52,589
4.06%, 02/24/32 (a)(b)	50,000	53,018
Markel Corp.
3.50%, 11/01/27 (a)	75,000	80,520
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	100,000	113,675
4.38%, 03/15/29 (a)	100,000	120,424
2.25%, 11/15/30 (a)	35,000	36,469
Mercury General Corp.
4.40%, 03/15/27 (a)	25,000	26,538
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	113,823
4.55%, 03/23/30 (a)	50,000	62,447
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	53,524
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	49,424
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	65,000	74,367
Progressive Corp.
2.45%, 01/15/27	100,000	107,009
3.20%, 03/26/30 (a)	50,000	56,867
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	125,000	143,234
2.10%, 03/10/30 (a)	50,000	51,090
4.50%, 09/15/47 (a)(b)	100,000	102,597
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Prudential PLC
3.13%, 04/14/30	100,000	107,545
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	30,000	33,328
3.90%, 05/15/29 (a)	50,000	54,396
3.15%, 06/15/30 (a)	50,000	51,946
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	54,853
UnitedHealth Group, Inc.
3.75%, 07/15/25	180,000	205,549
3.10%, 03/15/26	200,000	223,276
3.38%, 04/15/27	50,000	57,193
2.95%, 10/15/27	100,000	111,805
3.85%, 06/15/28	25,000	29,671
3.88%, 12/15/28	50,000	59,779
2.88%, 08/15/29	175,000	195,850
2.00%, 05/15/30 (a)	100,000	104,879
Unum Group
4.00%, 06/15/29 (a)	50,000	51,875
Voya Financial, Inc.
3.65%, 06/15/26	50,000	55,542
4.70%, 01/23/48 (a)(b)	25,000	23,683
Willis North America, Inc.
4.50%, 09/15/28 (a)	50,000	58,494
2.95%, 09/15/29 (a)	100,000	106,249
		6,430,393
REITs 4.4%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	50,000	57,626
3.80%, 04/15/26 (a)	50,000	56,373
3.95%, 01/15/28 (a)	50,000	56,915
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	75,000	76,785
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	53,912
4.90%, 02/15/29 (a)	30,000	33,811
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	35,000	37,911
2.90%, 10/15/26 (a)	100,000	108,503
3.35%, 05/15/27 (a)	30,000	33,426
2.30%, 03/01/30 (a)	50,000	52,737
Boston Properties LP
3.65%, 02/01/26 (a)	225,000	249,952
4.50%, 12/01/28 (a)	100,000	119,980
2.90%, 03/15/30 (a)	35,000	36,683
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	50,000	51,304
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	50,000	51,420
4.13%, 05/15/29 (a)	50,000	51,940
4.05%, 07/01/30 (a)	50,000	51,200
Camden Property Trust
3.15%, 07/01/29 (a)	75,000	83,427
2.80%, 05/15/30 (a)	100,000	108,434
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	35,000	36,646
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	106,832
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	52,071

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Digital Realty Trust LP
4.75%, 10/01/25 (a)	40,000	46,896
4.45%, 07/15/28 (a)	100,000	119,740
3.60%, 07/01/29 (a)	100,000	114,479
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	58,679
2.88%, 11/15/29 (a)	50,000	54,561
EPR Properties
4.50%, 06/01/27 (a)	50,000	46,377
4.95%, 04/15/28 (a)	100,000	97,261
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	82,070
4.15%, 12/01/28 (a)	100,000	118,490
3.00%, 07/01/29 (a)	70,000	77,389
Essex Portfolio LP
3.38%, 04/15/26 (a)	70,000	76,339
4.00%, 03/01/29 (a)	100,000	116,366
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	105,406
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	35,000	37,997
3.10%, 02/15/30 (a)	50,000	50,460
Healthpeak Properties, Inc.
3.25%, 07/15/26 (a)	93,000	101,682
3.50%, 07/15/29 (a)	50,000	54,628
3.00%, 01/15/30 (a)	50,000	52,447
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	108,457
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	95,695
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	20,000	20,838
4.65%, 04/01/29 (a)	100,000	108,228
Kilroy Realty LP
4.25%, 08/15/29 (a)	120,000	131,234
3.05%, 02/15/30 (a)	75,000	75,146
Kimco Realty Corp.
2.80%, 10/01/26 (a)	75,000	76,841
Life Storage LP
3.88%, 12/15/27 (a)	70,000	76,316
4.00%, 06/15/29 (a)	80,000	87,908
Mid-America Apartments LP
4.00%, 11/15/25 (a)	20,000	22,482
4.20%, 06/15/28 (a)	100,000	115,804
3.95%, 03/15/29 (a)	40,000	46,105
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	100,000	106,223
4.30%, 10/15/28 (a)	50,000	54,591
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	107,851
3.63%, 10/01/29 (a)	100,000	98,925
Physicians Realty LP
4.30%, 03/15/27 (a)	50,000	52,419
Prologis LP
3.75%, 11/01/25 (a)	100,000	114,953
3.25%, 10/01/26 (a)	29,000	32,522
2.13%, 04/15/27 (a)	50,000	52,777
2.25%, 04/15/30 (a)	100,000	105,363
Public Storage
3.09%, 09/15/27 (a)	100,000	112,438
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Realty Income Corp.
4.13%, 10/15/26 (a)	50,000	57,261
3.65%, 01/15/28 (a)	75,000	82,528
3.25%, 01/15/31 (a)	50,000	54,476
Regency Centers LP
3.60%, 02/01/27 (a)	50,000	53,193
2.95%, 09/15/29 (a)	50,000	50,926
Sabra Health Care LP
3.90%, 10/15/29 (a)	40,000	36,814
Simon Property Group LP
3.50%, 09/01/25 (a)	30,000	32,465
3.30%, 01/15/26 (a)	50,000	53,613
3.38%, 06/15/27 (a)	100,000	106,983
3.38%, 12/01/27 (a)	100,000	106,897
2.45%, 09/13/29 (a)	150,000	147,861
SITE Centers Corp.
4.70%, 06/01/27 (a)	26,000	26,774
Spirit Realty LP
4.45%, 09/15/26 (a)	34,000	35,293
3.20%, 01/15/27 (a)	75,000	71,990
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	71,114
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	46,436
UDR, Inc.
3.50%, 01/15/28 (a)	50,000	54,951
4.40%, 01/26/29 (a)	100,000	117,106
Ventas Realty LP
3.25%, 10/15/26 (a)	25,000	25,716
3.85%, 04/01/27 (a)	45,000	47,775
4.00%, 03/01/28 (a)	21,000	22,321
4.40%, 01/15/29 (a)	100,000	109,857
3.00%, 01/15/30 (a)	45,000	44,731
VEREIT Operating Partnership LP
4.63%, 11/01/25 (a)	50,000	54,087
4.88%, 06/01/26 (a)	50,000	55,301
3.95%, 08/15/27 (a)	75,000	78,102
3.40%, 01/15/28 (a)	50,000	50,418
3.10%, 12/15/29 (a)	20,000	19,351
Welltower, Inc.
4.25%, 04/01/26 (a)	135,000	151,764
4.13%, 03/15/29 (a)	100,000	111,121
WP Carey, Inc.
3.85%, 07/15/29 (a)	30,000	31,244
		6,790,740
		53,396,319

Industrial 57.8%
Basic Industry 2.6%
Air Products and Chemicals, Inc.
1.50%, 10/15/25 (a)	50,000	51,713
2.05%, 05/15/30 (a)	50,000	52,532
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)(c)	50,000	48,338
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	51,994
Dow Chemical Co.
4.55%, 11/30/25 (a)	75,000	85,717
3.63%, 05/15/26 (a)	25,000	27,533
4.80%, 11/30/28 (a)	90,000	107,729

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	175,000	201,041
4.73%, 11/15/28 (a)	170,000	204,753
Eastman Chemical Co.
4.50%, 12/01/28 (a)	25,000	28,741
Ecolab, Inc.
2.70%, 11/01/26 (a)	75,000	83,465
3.25%, 12/01/27 (a)	25,000	28,320
4.80%, 03/24/30 (a)	50,000	63,420
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	75,000	81,115
FMC Corp.
3.20%, 10/01/26 (a)	50,000	54,283
Huntsman International LLC
4.50%, 05/01/29 (a)	75,000	79,041
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	50,000	56,615
International Paper Co.
3.00%, 02/15/27 (a)	100,000	107,989
Kinross Gold Corp.
4.50%, 07/15/27 (a)	50,000	54,733
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	81,907
LYB International Finance III LLC
3.38%, 05/01/30 (a)	50,000	53,577
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	53,151
Newmont Corp.
2.80%, 10/01/29 (a)	75,000	79,315
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	114,840
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	84,639
4.20%, 04/01/29 (a)	50,000	57,898
Packaging Corp. of America
3.00%, 12/15/29 (a)	85,000	92,173
PPG Industries, Inc.
3.75%, 03/15/28 (a)	25,000	29,116
2.80%, 08/15/29 (a)	75,000	79,774
Praxair, Inc.
3.20%, 01/30/26 (a)	50,000	55,850
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50,000	70,604
Rohm and Haas Co.
7.85%, 07/15/29	100,000	142,158
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	53,160
4.55%, 03/01/29 (a)	50,000	56,289
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	125,000	138,261
3.45%, 06/01/27 (a)	25,000	28,021
2.95%, 08/15/29 (a)	135,000	145,601
Steel Dynamics, Inc.
4.13%, 09/15/25 (a)	25,000	25,506
5.00%, 12/15/26 (a)	70,000	74,134
3.45%, 04/15/30 (a)	75,000	79,167
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	216,871
Teck Resources Ltd.
3.90%, 07/15/30 (a)	50,000	50,047
Vale Overseas Ltd.
6.25%, 08/10/26	100,000	117,935
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	75,000	79,182
WestRock MWV LLC
8.20%, 01/15/30	20,000	28,107
Weyerhaeuser Co.
6.95%, 10/01/27	25,000	31,709
4.00%, 11/15/29 (a)	125,000	141,192
WRKCo, Inc.
4.65%, 03/15/26 (a)	75,000	87,106
3.38%, 09/15/27 (a)	75,000	80,626
4.00%, 03/15/28 (a)	75,000	83,488
3.90%, 06/01/28 (a)	25,000	27,708
4.90%, 03/15/29 (a)	50,000	59,709
		4,067,893
Capital Goods 5.7%
3M Co.
3.00%, 08/07/25	50,000	55,629
2.25%, 09/19/26 (a)	100,000	108,049
3.38%, 03/01/29 (a)	100,000	115,385
2.38%, 08/26/29 (a)	100,000	108,123
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	60,000	70,791
Allegion PLC
3.50%, 10/01/29 (a)	50,000	53,204
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	65,000	75,010
Avery Dennison Corp.
4.88%, 12/06/28 (a)	45,000	54,186
2.65%, 04/30/30 (a)	100,000	102,519
Boeing Co.
2.60%, 10/30/25 (a)	25,000	24,936
3.10%, 05/01/26 (a)	50,000	51,101
2.25%, 06/15/26 (a)	50,000	49,010
2.70%, 02/01/27 (a)	20,000	19,527
2.80%, 03/01/27 (a)	75,000	72,493
5.04%, 05/01/27 (a)	150,000	165,587
3.25%, 03/01/28 (a)	40,000	39,773
3.45%, 11/01/28 (a)	50,000	50,435
3.20%, 03/01/29 (a)	70,000	69,483
2.95%, 02/01/30 (a)	50,000	49,103
5.15%, 05/01/30 (a)	300,000	334,621
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	100,000	103,137
Carrier Global Corp.
2.49%, 02/15/27 (a)(c)	75,000	76,442
2.72%, 02/15/30 (a)(c)	150,000	150,735
Caterpillar, Inc.
2.60%, 09/19/29 (a)	180,000	195,957
CNH Industrial NV
3.85%, 11/15/27 (a)	40,000	42,298
Deere & Co.
5.38%, 10/16/29	50,000	65,282
Dover Corp.
3.15%, 11/15/25 (a)	50,000	54,901
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	25,000	25,795
Emerson Electric Co.
1.80%, 10/15/27 (a)	100,000	103,403
Fortive Corp.
3.15%, 06/15/26 (a)	95,000	104,360
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	25,000	26,711

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	114,385
3.63%, 04/01/30 (a)	175,000	205,012
General Electric Co.
5.55%, 01/05/26	50,000	58,089
3.45%, 05/01/27 (a)	150,000	153,646
3.63%, 05/01/30 (a)	150,000	150,250
Hexcel Corp.
3.95%, 02/15/27 (a)	50,000	53,412
Honeywell International, Inc.
2.50%, 11/01/26 (a)	110,000	121,340
2.70%, 08/15/29 (a)	75,000	83,025
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	53,547
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	53,979
4.20%, 05/01/30 (a)(c)	100,000	111,822
IDEX Corp.
3.00%, 05/01/30 (a)	50,000	52,628
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	125,000	138,048
John Deere Capital Corp.
2.65%, 06/10/26	150,000	165,836
2.25%, 09/14/26	50,000	53,988
2.80%, 09/08/27	35,000	39,173
3.05%, 01/06/28	50,000	55,740
3.45%, 03/07/29	20,000	23,262
2.80%, 07/18/29	65,000	72,208
2.45%, 01/09/30	40,000	43,422
Johnson Controls International plc
3.90%, 02/14/26 (a)	50,000	56,035
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	115,132
4.40%, 06/15/28 (a)	25,000	29,761
4.40%, 06/15/28 (a)	100,000	119,029
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	51,127
4.40%, 03/15/29 (a)	50,000	53,556
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	135,000	154,949
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	72,000	79,665
Masco Corp.
4.38%, 04/01/26 (a)	25,000	28,492
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	43,979
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	50,000	55,358
3.25%, 01/15/28 (a)	165,000	184,209
4.40%, 05/01/30 (a)	50,000	60,746
nVent Finance Sarl
4.55%, 04/15/28 (a)	40,000	42,097
Oshkosh Corp.
3.10%, 03/01/30 (a)	50,000	50,425
Otis Worldwide Corp.
2.29%, 04/05/27 (a)(c)	50,000	52,321
2.57%, 02/15/30 (a)(c)	120,000	126,253
Owens Corning
3.40%, 08/15/26 (a)	100,000	104,833
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	65,307
3.25%, 06/14/29 (a)	75,000	82,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pentair Finance Sarl
4.50%, 07/01/29 (a)	50,000	55,262
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	150,000	171,118
3.50%, 03/15/27 (a)(c)	100,000	112,718
3.13%, 05/04/27 (a)	125,000	139,280
6.70%, 08/01/28	20,000	27,291
4.13%, 11/16/28 (a)	375,000	442,132
Republic Services, Inc.
2.90%, 07/01/26 (a)	50,000	54,770
3.38%, 11/15/27 (a)	15,000	16,937
3.95%, 05/15/28 (a)	75,000	88,140
2.30%, 03/01/30 (a)	75,000	78,364
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	56,518
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	100,000	114,380
4.20%, 09/15/28 (a)	50,000	58,635
2.95%, 09/15/29 (a)	75,000	81,929
Snap-on, Inc.
3.25%, 03/01/27 (a)	25,000	27,218
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	25,000	28,187
4.25%, 11/15/28 (a)	50,000	59,853
2.30%, 03/15/30 (a)	100,000	104,456
Textron, Inc.
4.00%, 03/15/26 (a)	50,000	53,120
3.65%, 03/15/27 (a)	50,000	52,191
3.90%, 09/17/29 (a)	75,000	79,603
Timken Co.
4.50%, 12/15/28 (a)	75,000	80,934
Trane Technologies Luxembourg Finance S.A.
3.50%, 03/21/26 (a)	50,000	54,743
3.80%, 03/21/29 (a)	90,000	102,124
Vulcan Materials Co.
3.90%, 04/01/27 (a)	50,000	55,116
Waste Connections, Inc.
4.25%, 12/01/28 (a)	25,000	29,758
3.50%, 05/01/29 (a)	50,000	56,574
2.60%, 02/01/30 (a)	50,000	53,468
Waste Management, Inc.
3.20%, 06/15/26 (a)	100,000	102,492
3.15%, 11/15/27 (a)	155,000	174,091
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	85,000	88,014
4.95%, 09/15/28 (a)(e)(f)	75,000	83,664
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	54,764
		8,814,826
Communications 7.7%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	75,000	85,667
America Movil S.A.B. de C.V.
2.88%, 05/07/30 (a)	200,000	211,495
American Tower Corp.
4.40%, 02/15/26 (a)	20,000	23,041
3.38%, 10/15/26 (a)	125,000	138,737
3.13%, 01/15/27 (a)	75,000	81,763
3.55%, 07/15/27 (a)	50,000	55,549
3.60%, 01/15/28 (a)	100,000	111,228
3.95%, 03/15/29 (a)	50,000	57,096
3.80%, 08/15/29 (a)	125,000	141,864
2.90%, 01/15/30 (a)	35,000	37,360

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AT&T, Inc.
3.60%, 07/15/25 (a)	100,000	111,059
3.88%, 01/15/26 (a)	250,000	281,531
4.13%, 02/17/26 (a)	460,000	523,928
2.95%, 07/15/26 (a)	190,000	206,777
3.80%, 02/15/27 (a)	95,000	106,857
4.25%, 03/01/27 (a)	100,000	114,570
4.10%, 02/15/28 (a)	75,000	85,832
4.35%, 03/01/29 (a)	225,000	262,359
4.30%, 02/15/30 (a)	75,000	88,010
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	328,000	376,275
3.75%, 02/15/28 (a)	95,000	103,707
4.20%, 03/15/28 (a)	25,000	28,024
5.05%, 03/30/29 (a)	125,000	147,826
Comcast Corp.
3.38%, 08/15/25 (a)	150,000	167,125
3.95%, 10/15/25 (a)	225,000	257,842
3.15%, 03/01/26 (a)	175,000	194,785
2.35%, 01/15/27 (a)	50,000	53,478
3.30%, 02/01/27 (a)	175,000	197,195
3.15%, 02/15/28 (a)	125,000	139,421
3.55%, 05/01/28 (a)	100,000	114,589
4.15%, 10/15/28 (a)	342,000	410,492
2.65%, 02/01/30 (a)	175,000	190,534
3.40%, 04/01/30 (a)	50,000	57,282
Crown Castle International Corp.
4.45%, 02/15/26 (a)	100,000	115,072
3.65%, 09/01/27 (a)	100,000	111,525
3.80%, 02/15/28 (a)	25,000	28,229
4.30%, 02/15/29 (a)	125,000	145,111
3.10%, 11/15/29 (a)	50,000	53,913
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	115,201
3.95%, 03/20/28 (a)	50,000	55,886
4.13%, 05/15/29 (a)	150,000	170,950
3.63%, 05/15/30 (a)	50,000	54,748
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	50,000	59,740
Fox Corp.
4.71%, 01/25/29 (a)	125,000	150,362
3.50%, 04/08/30 (a)	100,000	111,688
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	100,000	117,801
Moody's Corp.
3.25%, 01/15/28 (a)	75,000	83,058
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	50,000	50,979
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	125,000	139,810
RELX Capital, Inc.
4.00%, 03/18/29 (a)	85,000	98,900
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	141,769
S&P Global, Inc.
4.40%, 02/15/26 (a)	100,000	118,352
2.95%, 01/22/27 (a)	50,000	55,174
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)(c)	300,000	332,941
3.88%, 04/15/30 (a)(c)	550,000	612,994
TCI Communications, Inc.
7.88%, 02/15/26	50,000	68,027
7.13%, 02/15/28	50,000	69,402
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonica Emisiones S.A.
4.10%, 03/08/27	150,000	171,982
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	83,462
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	50,000	54,442
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	166,799
Verizon Communications, Inc.
2.63%, 08/15/26	200,000	217,807
4.13%, 03/16/27	325,000	382,574
3.00%, 03/22/27 (a)	150,000	166,481
4.33%, 09/21/28	135,000	163,112
3.88%, 02/08/29 (a)	175,000	206,482
4.02%, 12/03/29 (a)	300,000	359,133
3.15%, 03/22/30 (a)	125,000	140,942
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	150,000	157,551
3.38%, 02/15/28 (a)	50,000	53,349
3.70%, 06/01/28 (a)	50,000	54,481
Vodafone Group PLC
4.38%, 05/30/28	215,000	255,969
7.88%, 02/15/30	50,000	72,766
Walt Disney Co.
1.75%, 01/13/26	300,000	308,934
3.38%, 11/15/26 (a)	150,000	169,464
3.70%, 03/23/27	100,000	115,032
2.00%, 09/01/29 (a)	250,000	255,656
		11,781,348
Consumer Cyclical 7.7%
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)(c)	75,000	80,327
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	200,000	221,476
Amazon.com, Inc.
5.20%, 12/03/25 (a)	175,000	214,434
American Honda Finance Corp.
2.35%, 01/08/27	29,000	30,702
3.50%, 02/15/28	41,000	46,936
Aptiv PLC
4.35%, 03/15/29 (a)	75,000	81,592
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	75,000	84,387
AutoNation, Inc.
4.50%, 10/01/25 (a)	25,000	27,020
3.80%, 11/15/27 (a)	50,000	51,879
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	54,654
3.75%, 06/01/27 (a)	25,000	28,065
3.75%, 04/18/29 (a)	75,000	85,067
4.00%, 04/15/30 (a)	50,000	58,154
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	58,067
Block Financial LLC
5.25%, 10/01/25 (a)	25,000	27,185
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	125,000	137,727
3.55%, 03/15/28 (a)	25,000	27,473
4.63%, 04/13/30 (a)	150,000	177,028
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	30,037

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	84,583
1.38%, 06/20/27 (a)	50,000	51,248
1.60%, 04/20/30 (a)	200,000	202,964
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	50,000	51,526
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	115,585
3.88%, 04/15/27 (a)	50,000	57,514
4.13%, 05/01/28 (a)	50,000	58,986
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	75,000	87,250
DR Horton, Inc.
2.60%, 10/15/25 (a)	50,000	52,650
eBay, Inc.
2.70%, 03/11/30 (a)	100,000	106,020
Expedia Group, Inc.
5.00%, 02/15/26 (a)	25,000	25,838
3.80%, 02/15/28 (a)	75,000	72,409
3.25%, 02/15/30 (a)	125,000	116,742
General Motors Co.
6.13%, 10/01/25 (a)	250,000	281,334
4.20%, 10/01/27 (a)	125,000	127,863
5.00%, 10/01/28 (a)	30,000	32,246
General Motors Financial Co., Inc.
4.30%, 07/13/25 (a)	100,000	104,751
5.25%, 03/01/26 (a)	200,000	218,304
4.00%, 10/06/26 (a)	50,000	51,858
4.35%, 01/17/27 (a)	50,000	52,062
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	80,000	88,840
5.30%, 01/15/29 (a)	134,000	145,284
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	50,000	53,014
Home Depot, Inc.
3.35%, 09/15/25 (a)	130,000	146,767
3.00%, 04/01/26 (a)	175,000	196,186
2.50%, 04/15/27 (a)	50,000	54,801
2.80%, 09/14/27 (a)	155,000	173,375
3.90%, 12/06/28 (a)	50,000	60,017
2.95%, 06/15/29 (a)	94,000	105,684
2.70%, 04/15/30 (a)	50,000	55,053
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	52,851
4.38%, 09/15/28 (a)	10,000	10,209
IHS Markit Ltd.
4.75%, 08/01/28 (a)	125,000	146,752
4.25%, 05/01/29 (a)	25,000	28,751
JD.com, Inc.
3.88%, 04/29/26	200,000	220,365
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	97,704
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	150,000	149,818
3.90%, 08/08/29 (a)	25,000	24,704
Lear Corp.
3.80%, 09/15/27 (a)	60,000	60,939
4.25%, 05/15/29 (a)	25,000	26,000
3.50%, 05/30/30 (a)	50,000	49,371
Lowe's Cos., Inc.
3.38%, 09/15/25 (a)	45,000	50,462
2.50%, 04/15/26 (a)	175,000	189,539
3.10%, 05/03/27 (a)	75,000	83,497
6.50%, 03/15/29	22,000	29,566
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 04/05/29 (a)	100,000	114,779
4.50%, 04/15/30 (a)	100,000	122,740
Magna International, Inc.
2.45%, 06/15/30 (a)	50,000	51,209
Marriott International, Inc.
4.00%, 04/15/28 (a)	50,000	49,965
4.65%, 12/01/28 (a)	100,000	103,340
4.63%, 06/15/30 (a)	150,000	155,969
Mastercard, Inc.
2.95%, 11/21/26 (a)	25,000	28,110
3.30%, 03/26/27 (a)	100,000	113,571
3.50%, 02/26/28 (a)	50,000	57,709
2.95%, 06/01/29 (a)	125,000	140,508
3.35%, 03/26/30 (a)	50,000	57,997
McDonald's Corp.
3.30%, 07/01/25 (a)	150,000	166,912
3.70%, 01/30/26 (a)	200,000	227,343
3.50%, 03/01/27 (a)	125,000	141,489
3.80%, 04/01/28 (a)	100,000	117,094
2.13%, 03/01/30 (a)	100,000	102,805
NIKE, Inc.
2.38%, 11/01/26 (a)	75,000	82,255
2.75%, 03/27/27 (a)	100,000	110,117
2.85%, 03/27/30 (a)	150,000	167,227
Nordstrom, Inc.
4.00%, 03/15/27 (a)	20,000	16,749
6.95%, 03/15/28	25,000	24,418
4.38%, 04/01/30 (a)	25,000	19,694
NVR, Inc.
3.00%, 05/15/30 (a)	50,000	52,340
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	100,000	117,448
3.90%, 06/01/29 (a)	50,000	57,563
4.20%, 04/01/30 (a)	25,000	29,595
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	50,000	51,649
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	50,000	55,698
Ross Stores, Inc.
4.70%, 04/15/27 (a)	25,000	29,057
4.80%, 04/15/30 (a)	25,000	29,984
Sands China Ltd.
5.40%, 08/08/28 (a)	200,000	221,646
Starbucks Corp.
3.80%, 08/15/25 (a)	50,000	56,497
2.45%, 06/15/26 (a)	75,000	80,199
3.50%, 03/01/28 (a)	75,000	84,912
4.00%, 11/15/28 (a)	11,000	12,949
3.55%, 08/15/29 (a)	100,000	114,163
2.25%, 03/12/30 (a)	75,000	78,104
2.55%, 11/15/30 (a)	30,000	31,549
Tapestry, Inc.
4.13%, 07/15/27 (a)	20,000	18,809
Target Corp.
2.50%, 04/15/26	115,000	126,345
3.38%, 04/15/29 (a)	100,000	115,583
TJX Cos., Inc.
2.25%, 09/15/26 (a)	60,000	64,060
3.88%, 04/15/30 (a)	150,000	176,608
Toyota Motor Corp.
2.76%, 07/02/29	100,000	110,766
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	55,729
3.05%, 01/11/28	100,000	111,491

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 01/08/29	25,000	29,213
2.15%, 02/13/30	175,000	184,312
VF Corp.
2.80%, 04/23/27 (a)	50,000	53,086
2.95%, 04/23/30 (a)	50,000	53,382
Visa, Inc.
3.15%, 12/14/25 (a)	185,000	206,595
1.90%, 04/15/27 (a)	100,000	104,721
2.75%, 09/15/27 (a)	200,000	221,278
2.05%, 04/15/30 (a)	150,000	157,570
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	200,000	216,863
3.20%, 04/15/30 (a)	75,000	77,682
Walmart, Inc.
3.55%, 06/26/25 (a)	200,000	226,948
5.88%, 04/05/27	50,000	64,593
3.70%, 06/26/28 (a)	200,000	236,692
2.38%, 09/24/29 (a)	50,000	54,576
7.55%, 02/15/30	75,000	115,736
		11,831,483
Consumer Non-Cyclical 15.0%
Abbott Laboratories
3.88%, 09/15/25 (a)	100,000	114,943
3.75%, 11/30/26 (a)	50,000	58,230
AbbVie, Inc.
3.20%, 05/14/26 (a)	175,000	192,564
2.95%, 11/21/26 (a)(c)	275,000	299,324
4.25%, 11/14/28 (a)	100,000	118,171
3.20%, 11/21/29 (a)(c)	475,000	522,075
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	30,000	34,109
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	25,000	27,367
2.75%, 09/15/29 (a)	50,000	54,438
Ahold Finance USA LLC
6.88%, 05/01/29	25,000	34,774
Altria Group, Inc.
4.40%, 02/14/26 (a)	100,000	115,137
2.63%, 09/16/26 (a)	75,000	79,977
4.80%, 02/14/29 (a)	225,000	262,900
3.40%, 05/06/30 (a)	100,000	108,094
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	50,000	56,241
2.80%, 05/15/30 (a)	50,000	52,808
Amgen, Inc.
2.60%, 08/19/26 (a)	50,000	54,544
2.20%, 02/21/27 (a)	100,000	105,254
3.20%, 11/02/27 (a)	125,000	140,632
2.45%, 02/21/30 (a)	125,000	132,381
2.30%, 02/25/31 (a)	50,000	52,123
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	400,000	449,060
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	235,000	263,688
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	289,192
4.75%, 01/23/29 (a)	95,000	114,766
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	75,000	81,649
3.25%, 03/27/30 (a)	100,000	114,043
Ascension Health
2.53%, 11/15/29 (a)	100,000	107,374
Security Rate, Maturity Date	Face Amount ($)	Value ($)
AstraZeneca PLC
3.38%, 11/16/25	155,000	174,008
3.13%, 06/12/27 (a)	30,000	33,287
4.00%, 01/17/29 (a)	250,000	298,956
Banner Health
2.34%, 01/01/30 (a)	50,000	51,606
BAT Capital Corp.
3.22%, 09/06/26 (a)	150,000	161,415
3.56%, 08/15/27 (a)	300,000	323,776
3.46%, 09/06/29 (a)	50,000	53,765
Baxter International, Inc.
3.75%, 10/01/25 (a)(c)	100,000	114,184
2.60%, 08/15/26 (a)	75,000	82,165
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	150,000	167,812
2.82%, 05/20/30 (a)	50,000	52,973
Biogen, Inc.
4.05%, 09/15/25 (a)	100,000	114,817
2.25%, 05/01/30 (a)	200,000	202,616
Boston Scientific Corp.
3.75%, 03/01/26 (a)	25,000	28,436
4.00%, 03/01/29 (a)	150,000	171,992
2.65%, 06/01/30 (a)	75,000	78,192
Bristol-Myers Squibb Co.
3.88%, 08/15/25 (a)(c)	275,000	313,413
3.20%, 06/15/26 (a)(c)	225,000	252,515
3.25%, 02/27/27	100,000	115,160
3.45%, 11/15/27 (a)(c)	100,000	115,169
3.40%, 07/26/29 (a)(c)	275,000	317,937
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	100,000	104,184
Campbell Soup Co.
4.15%, 03/15/28 (a)	75,000	86,910
2.38%, 04/24/30 (a)	50,000	51,851
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	50,000	56,010
3.41%, 06/15/27 (a)	100,000	112,225
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	27,232
Cigna Corp.
4.13%, 11/15/25 (a)	200,000	229,659
3.40%, 03/01/27 (a)(c)	100,000	110,689
3.05%, 10/15/27 (a)(c)	100,000	108,678
4.38%, 10/15/28 (a)	275,000	326,067
2.40%, 03/15/30 (a)	150,000	155,894
Clorox Co.
3.90%, 05/15/28 (a)	50,000	58,500
1.80%, 05/15/30 (a)	50,000	50,644
Coca-Cola Co.
2.88%, 10/27/25	120,000	133,095
2.55%, 06/01/26	75,000	82,378
2.25%, 09/01/26	25,000	27,173
3.38%, 03/25/27	100,000	114,927
2.90%, 05/25/27	30,000	33,535
1.45%, 06/01/27	50,000	51,478
2.13%, 09/06/29	100,000	106,961
3.45%, 03/25/30	100,000	117,767
1.65%, 06/01/30	50,000	51,018
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	25,000	27,620
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	150,000	158,188
CommonSpirit Health
3.35%, 10/01/29 (a)	170,000	175,337

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	75,000	86,618
4.85%, 11/01/28 (a)	125,000	151,006
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	75,000	84,135
3.50%, 05/09/27 (a)	75,000	83,148
4.65%, 11/15/28 (a)	75,000	88,911
3.15%, 08/01/29 (a)	25,000	26,991
2.88%, 05/01/30 (a)	50,000	53,096
CVS Health Corp.
3.88%, 07/20/25 (a)	225,000	252,641
2.88%, 06/01/26 (a)	200,000	216,698
3.00%, 08/15/26 (a)	100,000	109,301
3.63%, 04/01/27 (a)	100,000	112,736
4.30%, 03/25/28 (a)	710,000	829,777
3.25%, 08/15/29 (a)	150,000	165,793
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	50,000	52,629
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	75,000	79,916
Diageo Capital PLC
3.88%, 05/18/28 (a)	200,000	234,504
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	119,721
Eli Lilly and Co.
3.10%, 05/15/27 (a)	25,000	28,118
3.38%, 03/15/29 (a)	75,000	86,799
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	50,000	56,005
2.38%, 12/01/29 (a)	50,000	53,706
General Mills, Inc.
4.20%, 04/17/28 (a)	175,000	206,545
2.88%, 04/15/30 (a)	100,000	108,999
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	200,000	228,904
2.95%, 03/01/27 (a)	150,000	167,462
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	75,000	86,425
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	177,007
Hasbro, Inc.
3.55%, 11/19/26 (a)	50,000	53,018
3.50%, 09/15/27 (a)	130,000	135,812
3.90%, 11/19/29 (a)	80,000	83,606
HCA, Inc.
5.25%, 06/15/26 (a)	200,000	231,212
4.13%, 06/15/29 (a)	175,000	193,388
Hershey Co.
2.30%, 08/15/26 (a)	14,000	15,214
2.45%, 11/15/29 (a)	75,000	81,003
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	160,292
JM Smucker Co.
3.38%, 12/15/27 (a)	25,000	27,607
Johnson & Johnson
2.45%, 03/01/26 (a)	75,000	82,076
2.95%, 03/03/27 (a)	200,000	223,490
2.90%, 01/15/28 (a)	25,000	28,139
6.95%, 09/01/29	12,000	17,485
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	50,000	56,068
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kellogg Co.
3.25%, 04/01/26	25,000	27,853
3.40%, 11/15/27 (a)	200,000	223,620
4.30%, 05/15/28 (a)	25,000	29,369
Keurig Dr Pepper, Inc.
2.55%, 09/15/26 (a)	37,000	39,810
3.43%, 06/15/27 (a)	25,000	27,637
4.60%, 05/25/28 (a)	325,000	390,408
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	109,253
3.95%, 11/01/28 (a)	50,000	59,908
3.20%, 04/25/29 (a)	35,000	39,841
Kroger Co.
3.50%, 02/01/26 (a)	25,000	28,304
2.65%, 10/15/26 (a)	100,000	108,928
4.50%, 01/15/29 (a)	75,000	91,695
2.20%, 05/01/30 (a)	50,000	52,028
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	200,000	213,103
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	50,000	55,836
2.50%, 04/15/30 (a)	50,000	52,677
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	28,649
4.75%, 05/30/29 (a)	50,000	60,453
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	60,000	69,572
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	35,000	39,833
Merck & Co., Inc.
3.40%, 03/07/29 (a)	150,000	173,793
1.45%, 06/24/30 (a)	200,000	200,225
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	200,000	207,867
Mondelez International, Inc.
3.63%, 02/13/26 (a)	100,000	112,910
2.75%, 04/13/30 (a)	125,000	134,956
Mylan N.V.
3.95%, 06/15/26 (a)	100,000	111,914
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	115,786
Novartis Capital Corp.
3.00%, 11/20/25 (a)	125,000	138,839
3.10%, 05/17/27 (a)	150,000	168,644
PepsiCo, Inc.
3.50%, 07/17/25 (a)	200,000	226,738
2.38%, 10/06/26 (a)	35,000	38,147
3.00%, 10/15/27 (a)	200,000	224,658
2.75%, 03/19/30 (a)	150,000	167,476
1.63%, 05/01/30 (a)	75,000	76,500
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	50,000	53,612
Pfizer, Inc.
3.00%, 12/15/26	300,000	339,157
3.60%, 09/15/28 (a)	150,000	177,068
2.63%, 04/01/30 (a)	100,000	110,287
Pharmacia LLC
6.60%, 12/01/28	100,000	138,939
Philip Morris International, Inc.
3.38%, 08/11/25 (a)	100,000	111,253
2.75%, 02/25/26 (a)	25,000	27,197
3.13%, 08/17/27 (a)	57,000	63,556
3.13%, 03/02/28 (a)	100,000	112,424

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Procter & Gamble Co.
2.70%, 02/02/26	125,000	140,019
2.45%, 11/03/26	25,000	27,551
2.80%, 03/25/27	50,000	55,806
3.00%, 03/25/30	75,000	86,000
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	75,000	78,388
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	50,000	56,190
4.20%, 06/30/29 (a)	25,000	29,193
Sanofi
3.63%, 06/19/28 (a)	75,000	88,605
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	100,000	111,189
Stryker Corp.
3.65%, 03/07/28 (a)	175,000	203,010
Sysco Corp.
3.75%, 10/01/25 (a)	25,000	27,417
3.30%, 07/15/26 (a)	25,000	26,810
3.25%, 07/15/27 (a)	150,000	159,208
2.40%, 02/15/30 (a)	40,000	39,573
5.95%, 04/01/30 (a)	100,000	125,866
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	200,000	247,099
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	100,000	110,630
3.20%, 08/15/27 (a)	50,000	55,833
2.60%, 10/01/29 (a)	100,000	108,311
4.50%, 03/25/30 (a)	75,000	92,562
Toledo Hospital
5.33%, 11/15/28	25,000	26,923
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	100,000	114,609
3.55%, 06/02/27 (a)	50,000	55,542
4.35%, 03/01/29 (a)	25,000	29,562
Unilever Capital Corp.
2.00%, 07/28/26	150,000	159,542
2.90%, 05/05/27 (a)	200,000	222,972
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	106,590
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	75,000	81,125
Zoetis, Inc.
4.50%, 11/13/25 (a)	50,000	58,413
3.90%, 08/20/28 (a)	175,000	206,423
2.00%, 05/15/30 (a)	50,000	51,480
		23,117,237
Energy 6.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	100,000	106,997
3.14%, 11/07/29 (a)	50,000	52,402
4.49%, 05/01/30 (a)	50,000	57,789
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	78,529
4.80%, 05/03/29 (a)	50,000	52,872
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	113,421
3.41%, 02/11/26 (a)	95,000	105,250
3.12%, 05/04/26 (a)	125,000	136,729
3.02%, 01/16/27 (a)	100,000	108,471
3.54%, 04/06/27 (a)	200,000	222,607
3.59%, 04/14/27 (a)	42,000	46,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.94%, 09/21/28 (a)	100,000	114,648
4.23%, 11/06/28 (a)	150,000	174,920
BP Capital Markets PLC
3.28%, 09/19/27 (a)	43,000	47,072
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	100,000	107,142
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	100,000	110,025
3.70%, 11/15/29 (a)(c)	125,000	128,000
Chevron Corp.
3.33%, 11/17/25 (a)	50,000	56,107
2.95%, 05/16/26 (a)	175,000	194,463
2.24%, 05/11/30 (a)	100,000	105,208
Cimarex Energy Co.
3.90%, 05/15/27 (a)	65,000	66,104
4.38%, 03/15/29 (a)	45,000	46,302
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	100,000	114,273
Concho Resources, Inc.
4.30%, 08/15/28 (a)	125,000	137,322
ConocoPhillips Co.
4.95%, 03/15/26 (a)	150,000	179,887
6.95%, 04/15/29	125,000	174,762
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	111,121
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	50,000	50,194
3.50%, 12/01/29 (a)	150,000	145,419
Dominion Energy Gas Holdings LLC
3.00%, 11/15/29 (a)	50,000	53,630
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	75,000	69,827
4.95%, 05/15/28 (a)	50,000	46,414
4.15%, 09/15/29 (a)	35,000	30,588
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	89,613
Enbridge, Inc.
4.25%, 12/01/26 (a)	70,000	79,718
3.13%, 11/15/29 (a)	100,000	104,701
Energy Transfer Operating LP
4.75%, 01/15/26 (a)	75,000	81,932
4.20%, 04/15/27 (a)	115,000	120,550
5.50%, 06/01/27 (a)	50,000	55,935
4.95%, 06/15/28 (a)	75,000	81,055
5.25%, 04/15/29 (a)	75,000	82,009
3.75%, 05/15/30 (a)	50,000	49,775
Eni USA, Inc.
7.30%, 11/15/27	50,000	63,104
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	125,000	141,040
4.15%, 10/16/28 (a)	75,000	85,702
3.13%, 07/31/29 (a)	85,000	91,313
2.80%, 01/31/30 (a)	125,000	130,541
5.25%, 08/16/77 (a)(b)	50,000	46,997
5.38%, 02/15/78 (a)(b)	50,000	45,182
EOG Resources, Inc.
4.15%, 01/15/26 (a)	50,000	57,596
4.38%, 04/15/30 (a)	50,000	59,745
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	150,000	164,968
2.44%, 08/16/29 (a)	225,000	239,465
3.48%, 03/19/30 (a)	250,000	285,691

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	108,048
2.92%, 03/01/30 (a)	50,000	47,463
Hess Corp.
4.30%, 04/01/27 (a)	50,000	51,855
7.88%, 10/01/29	55,000	66,086
HollyFrontier Corp.
5.88%, 04/01/26 (a)	80,000	88,224
Husky Energy, Inc.
4.40%, 04/15/29 (a)	50,000	50,134
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	50,000	56,710
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	50,000	53,025
Marathon Oil Corp.
4.40%, 07/15/27 (a)	50,000	49,472
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	58,129
3.80%, 04/01/28 (a)	50,000	53,227
MPLX LP
4.13%, 03/01/27 (a)	100,000	106,937
4.25%, 12/01/27 (a)	75,000	81,677
4.00%, 03/15/28 (a)	75,000	79,428
4.80%, 02/15/29 (a)	75,000	83,556
National Fuel Gas Co.
5.50%, 01/15/26 (a)	50,000	53,231
3.95%, 09/15/27 (a)	50,000	49,290
4.75%, 09/01/28 (a)	25,000	25,545
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	35,000	34,423
Newfield Exploration Co.
5.38%, 01/01/26 (a)	50,000	47,119
Noble Energy, Inc.
3.85%, 01/15/28 (a)	50,000	48,500
3.25%, 10/15/29 (a)	25,000	22,791
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	40,000	43,948
ONEOK, Inc.
2.20%, 09/15/25 (a)	125,000	122,820
5.85%, 01/15/26 (a)	50,000	57,183
4.55%, 07/15/28 (a)	125,000	131,316
3.40%, 09/01/29 (a)	50,000	48,744
6.35%, 01/15/31 (a)	30,000	35,333
Phillips 66
3.90%, 03/15/28 (a)	75,000	84,930
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	125,000	133,749
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	50,000	57,932
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	75,000	80,208
4.50%, 12/15/26 (a)	25,000	26,567
3.55%, 12/15/29 (a)	100,000	97,208
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	125,000	147,162
5.00%, 03/15/27 (a)	95,000	106,239
4.20%, 03/15/28 (a)	95,000	102,422
4.50%, 05/15/30 (a)	100,000	111,072
Shell International Finance BV
2.88%, 05/10/26	100,000	109,935
2.50%, 09/12/26	247,000	266,906
3.88%, 11/13/28 (a)	150,000	174,879
2.38%, 11/07/29 (a)	115,000	121,025
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	50,000	54,426
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (a)	50,000	52,731
4.00%, 10/01/27 (a)	125,000	128,058
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	52,924
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	62,100
7.00%, 10/15/28	50,000	64,259
Total Capital International S.A.
3.46%, 02/19/29 (a)	125,000	141,802
2.83%, 01/10/30 (a)	110,000	119,654
Total Capital S.A.
3.88%, 10/11/28	50,000	58,056
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	80,000	94,541
4.10%, 04/15/30 (a)	150,000	171,462
Transcanada Trust
5.50%, 09/15/79 (a)(b)	75,000	74,898
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	97,922
4.00%, 03/15/28 (a)	50,000	55,722
3.25%, 05/15/30 (a)(c)	50,000	53,514
Valero Energy Corp.
3.40%, 09/15/26 (a)	110,000	120,502
4.35%, 06/01/28 (a)	50,000	56,625
4.00%, 04/01/29 (a)	100,000	111,583
Valero Energy Partners LP
4.50%, 03/15/28 (a)	50,000	57,738
Williams Cos., Inc.
4.00%, 09/15/25 (a)	68,000	75,342
3.75%, 06/15/27 (a)	100,000	107,108
		10,687,317
Industrial Other 0.2%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	50,000	57,128
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	100,000	113,800
Steelcase, Inc.
5.13%, 01/18/29 (a)	50,000	53,342
		224,270
Technology 9.9%
Adobe, Inc.
2.15%, 02/01/27 (a)	50,000	53,760
2.30%, 02/01/30 (a)	75,000	81,045
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	134,087
Amphenol Corp.
4.35%, 06/01/29 (a)	50,000	59,713
2.80%, 02/15/30 (a)	75,000	80,474
Analog Devices, Inc.
3.90%, 12/15/25 (a)	50,000	56,822
3.50%, 12/05/26 (a)	100,000	112,634
Apple, Inc.
3.25%, 02/23/26 (a)	200,000	224,674
2.45%, 08/04/26 (a)	200,000	217,403
2.05%, 09/11/26 (a)	200,000	213,646
3.35%, 02/09/27 (a)	150,000	170,426
3.20%, 05/11/27 (a)	100,000	113,391
3.00%, 06/20/27 (a)	150,000	168,253

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 09/12/27 (a)	250,000	279,837
3.00%, 11/13/27 (a)	250,000	281,640
2.20%, 09/11/29 (a)	25,000	26,852
1.65%, 05/11/30 (a)	100,000	102,378
Applied Materials, Inc.
3.90%, 10/01/25 (a)	25,000	28,755
3.30%, 04/01/27 (a)	125,000	142,862
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	79,251
Autodesk, Inc.
2.85%, 01/15/30 (a)	60,000	66,396
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	56,264
Baidu, Inc.
4.13%, 06/30/25	200,000	220,039
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	200,000	216,370
Broadcom, Inc.
3.15%, 11/15/25 (a)(c)	250,000	266,455
4.25%, 04/15/26 (a)(c)	175,000	195,023
3.46%, 09/15/26 (a)(c)	250,000	268,476
4.11%, 09/15/28 (a)	50,000	54,719
4.75%, 04/15/29 (a)(c)	260,000	295,633
5.00%, 04/15/30 (a)(c)	250,000	287,814
4.15%, 11/15/30 (a)(c)	100,000	108,995
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	50,000	55,370
2.90%, 12/01/29 (a)	50,000	53,568
CA, Inc.
4.70%, 03/15/27 (a)	25,000	27,669
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	275,000	304,386
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	50,000	57,592
3.30%, 03/01/30 (a)	75,000	80,283
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(c)	400,000	458,686
4.90%, 10/01/26 (a)(c)	125,000	137,926
5.30%, 10/01/29 (a)(c)	155,000	171,618
DXC Technology Co.
4.75%, 04/15/27 (a)	50,000	55,052
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	106,569
Equinix, Inc.
5.88%, 01/15/26 (a)	50,000	52,790
2.90%, 11/18/26 (a)	125,000	134,891
5.38%, 05/15/27 (a)	150,000	163,720
3.20%, 11/18/29 (a)	50,000	54,316
Fidelity National Information Services, Inc.
3.00%, 08/15/26 (a)	50,000	55,433
4.25%, 05/15/28 (a)	125,000	147,806
3.75%, 05/21/29 (a)	75,000	88,241
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	332,077
4.20%, 10/01/28 (a)	50,000	58,789
3.50%, 07/01/29 (a)	175,000	196,986
2.65%, 06/01/30 (a)	75,000	79,585
Flex Ltd.
3.75%, 02/01/26 (a)	75,000	80,632
4.88%, 06/15/29 (a)	75,000	82,602
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	58,733
3.20%, 08/15/29 (a)	130,000	139,422
2.90%, 05/15/30 (a)	100,000	104,853
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	150,000	173,147
Intel Corp.
3.70%, 07/29/25 (a)	350,000	397,925
2.60%, 05/19/26 (a)	100,000	109,522
3.75%, 03/25/27 (a)	75,000	87,728
3.15%, 05/11/27 (a)	50,000	56,158
2.45%, 11/15/29 (a)	100,000	108,116
3.90%, 03/25/30 (a)	25,000	30,356
International Business Machines Corp.
7.00%, 10/30/25	60,000	79,123
3.45%, 02/19/26	250,000	282,867
3.30%, 05/15/26	200,000	225,084
1.70%, 05/15/27 (a)	150,000	153,437
3.50%, 05/15/29	200,000	230,966
1.95%, 05/15/30 (a)	100,000	102,435
Jabil, Inc.
3.95%, 01/12/28 (a)	50,000	53,675
3.60%, 01/15/30 (a)	35,000	36,751
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	56,508
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	75,000	88,337
3.00%, 10/30/29 (a)	25,000	27,178
KLA Corp.
4.10%, 03/15/29 (a)	100,000	118,450
Lam Research Corp.
4.00%, 03/15/29 (a)	75,000	89,101
1.90%, 06/15/30 (a)	125,000	127,636
Leidos, Inc.
4.38%, 05/15/30 (a)(c)	100,000	112,906
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	50,000	60,555
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	43,606
Micron Technology, Inc.
4.98%, 02/06/26 (a)	45,000	51,804
4.19%, 02/15/27 (a)	26,000	29,174
5.33%, 02/06/29 (a)	100,000	119,717
4.66%, 02/15/30 (a)	50,000	58,283
Microsoft Corp.
3.13%, 11/03/25 (a)	250,000	280,244
2.40%, 08/08/26 (a)	320,000	349,637
3.30%, 02/06/27 (a)	275,000	314,751
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	113,495
4.60%, 05/23/29 (a)	25,000	29,029
NetApp, Inc.
2.70%, 06/22/30 (a)	75,000	75,110
NVIDIA Corp.
3.20%, 09/16/26 (a)	75,000	84,983
2.85%, 04/01/30 (a)	100,000	111,271
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)(c)	50,000	61,405
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(c)	75,000	83,901
4.30%, 06/18/29 (a)(c)	125,000	143,310
3.40%, 05/01/30 (a)(c)	50,000	53,963
Oracle Corp.
2.65%, 07/15/26 (a)	400,000	433,332
2.80%, 04/01/27 (a)	250,000	273,231
3.25%, 11/15/27 (a)	100,000	112,276
2.95%, 04/01/30 (a)	200,000	223,046

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	109,056
2.85%, 10/01/29 (a)	225,000	245,765
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	185,000	210,122
2.15%, 05/20/30 (a)	100,000	104,540
salesforce.com, Inc.
3.70%, 04/11/28 (a)	100,000	116,655
Seagate HDD Cayman
4.88%, 06/01/27 (a)	50,000	54,296
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	100,000	107,071
Trimble, Inc.
4.90%, 06/15/28 (a)	50,000	57,413
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	50,000	54,564
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	100,000	117,501
VMware, Inc.
4.65%, 05/15/27 (a)	100,000	110,741
3.90%, 08/21/27 (a)	75,000	79,651
Xilinx, Inc.
2.38%, 06/01/30 (a)	50,000	51,765
		15,276,351
Transportation 2.1%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	70,157	57,951
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	75,238	63,098
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/29	41,656	40,152
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	41,600	38,996
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/28	42,341	38,766
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/29	85,250	81,112
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	50,000	54,553
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	66,000	74,728
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	109,731
6.90%, 07/15/28	35,000	48,065
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	50,000	58,618
2.05%, 03/05/30 (a)	75,000	77,007
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	55,000	62,916
CSX Corp.
3.35%, 11/01/25 (a)	50,000	56,418
3.80%, 03/01/28 (a)	100,000	115,350
4.25%, 03/15/29 (a)	50,000	59,865
2.40%, 02/15/30 (a)	50,000	52,941
FedEx Corp.
3.25%, 04/01/26 (a)	75,000	81,529
3.30%, 03/15/27 (a)	50,000	53,989
3.40%, 02/15/28 (a)	75,000	81,173
4.20%, 10/17/28 (a)	75,000	86,303
3.10%, 08/05/29 (a)	70,000	74,650
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	114,470
Kansas City Southern
2.88%, 11/15/29 (a)	50,000	52,899
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	30,443
Norfolk Southern Corp.
3.65%, 08/01/25 (a)	75,000	84,723
3.15%, 06/01/27 (a)	100,000	111,291
2.55%, 11/01/29 (a)	75,000	80,591
Ryder System, Inc.
3.35%, 09/01/25 (a)	25,000	26,593
2.90%, 12/01/26 (a)	100,000	103,137
Southwest Airlines Co.
3.00%, 11/15/26 (a)	25,000	24,461
3.45%, 11/16/27 (a)	25,000	24,539
2.63%, 02/10/30 (a)	35,000	31,707
Union Pacific Corp.
3.75%, 07/15/25 (a)	100,000	113,477
2.75%, 03/01/26 (a)	100,000	108,904
2.15%, 02/05/27 (a)	125,000	132,721
3.95%, 09/10/28 (a)	50,000	59,413
3.70%, 03/01/29 (a)	50,000	58,531
2.40%, 02/05/30 (a)	75,000	80,181
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	36,387	33,360
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	126,663	115,926
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	44,749	40,527
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	46,651	43,692
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	81,735
3.05%, 11/15/27 (a)	25,000	28,311
3.40%, 03/15/29 (a)	125,000	144,662
2.50%, 09/01/29 (a)	75,000	81,325
		3,275,530
		89,076,255

Utility 5.9%
Electric 5.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	113,802
2.10%, 07/01/30 (a)	75,000	75,137
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	39,218
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	40,755
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	25,000	29,471
2.30%, 03/01/30 (a)	50,000	51,494
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	81,267
Arizona Public Service Co.
2.60%, 08/15/29 (a)	50,000	52,803
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	57,971
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	113,323

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	55,048
3.05%, 10/15/29 (a)	25,000	26,698
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	79,029
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	30,000	32,071
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	79,763
3.38%, 09/15/29 (a)(c)	25,000	26,162
CMS Energy Corp.
3.00%, 05/15/26 (a)	50,000	54,853
3.45%, 08/15/27 (a)	25,000	27,610
4.75%, 06/01/50 (a)(b)	50,000	51,073
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	60,000	65,460
3.70%, 08/15/28 (a)	100,000	116,374
2.20%, 03/01/30 (a)	60,000	63,363
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	55,899
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	19,000	21,094
3.80%, 05/15/28 (a)	25,000	28,790
4.00%, 12/01/28 (a)	33,000	39,057
3.35%, 04/01/30 (a)	50,000	56,976
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	100,000	113,111
3.60%, 03/15/27 (a)	50,000	55,593
4.25%, 06/01/28 (a)	35,000	40,409
3.38%, 04/01/30 (a)	100,000	110,946
DTE Electric Co.
2.25%, 03/01/30 (a)	60,000	63,248
DTE Energy Co.
2.85%, 10/01/26 (a)	50,000	53,195
3.80%, 03/15/27 (a)	50,000	55,161
3.40%, 06/15/29 (a)	50,000	54,227
2.95%, 03/01/30 (a)	100,000	104,929
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	50,000	59,708
2.45%, 08/15/29 (a)	100,000	107,754
2.45%, 02/01/30 (a)	50,000	54,060
Duke Energy Corp.
2.65%, 09/01/26 (a)	125,000	135,817
3.40%, 06/15/29 (a)	110,000	124,284
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	125,000	146,339
2.50%, 12/01/29 (a)	100,000	108,044
1.75%, 06/15/30 (a)	100,000	101,177
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	87,241
3.45%, 03/15/29 (a)	50,000	57,692
Edison International
5.75%, 06/15/27 (a)	50,000	57,530
Emera US Finance LP
3.55%, 06/15/26 (a)	75,000	84,378
Enel Americas S.A.
4.00%, 10/25/26 (a)	50,000	53,290
Enel Chile S.A.
4.88%, 06/12/28 (a)	70,000	78,661
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	75,000	85,161
Entergy Corp.
2.95%, 09/01/26 (a)	25,000	27,627
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	50,000	53,495
3.12%, 09/01/27 (a)	115,000	126,426
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	87,735
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	35,000	39,329
2.25%, 06/01/30 (a)	50,000	52,516
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	80,559
Exelon Corp.
3.40%, 04/15/26 (a)	75,000	83,667
4.05%, 04/15/30 (a)	100,000	115,683
FirstEnergy Corp.
3.90%, 07/15/27 (a)	125,000	141,721
2.65%, 03/01/30 (a)	30,000	31,432
Florida Power & Light Co.
3.13%, 12/01/25 (a)	50,000	55,662
Fortis, Inc.
3.06%, 10/04/26 (a)	50,000	54,128
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	82,376
2.65%, 09/15/29 (a)	45,000	47,595
Gulf Power Co.
3.30%, 05/30/27 (a)	25,000	27,754
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	100,000	113,025
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	82,815
3.35%, 11/15/27 (a)	30,000	33,492
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	75,000	89,519
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	56,890
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	75,000	83,793
3.40%, 02/07/28 (a)	50,000	56,494
3.90%, 11/01/28 (a)	30,000	35,099
3.70%, 03/15/29 (a)	50,000	58,049
2.40%, 03/15/30 (a)	25,000	26,855
Nevada Power Co.
3.70%, 05/01/29 (a)	50,000	58,575
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	100,000	113,367
3.50%, 04/01/29 (a)	25,000	28,383
2.75%, 11/01/29 (a)	100,000	108,082
2.25%, 06/01/30 (a)	125,000	129,190
4.80%, 12/01/77 (a)(b)	50,000	51,741
5.65%, 05/01/79 (a)(b)	50,000	54,350
NSTAR Electric Co.
3.20%, 05/15/27 (a)	50,000	56,405
3.25%, 05/15/29 (a)	100,000	114,223
3.95%, 04/01/30 (a)	25,000	30,277
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	28,135
3.30%, 03/15/30 (a)	30,000	32,824
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	147,497
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	50,000	49,544
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	75,000	81,489
4.13%, 04/15/30 (a)	100,000	114,132

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	29,144
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	100,000	107,849
3.65%, 09/01/28 (a)	50,000	57,796
2.45%, 01/15/30 (a)	20,000	21,509
Puget Energy, Inc.
4.10%, 06/15/30 (a)(c)	50,000	55,474
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	50,000	54,325
Southern California Edison Co.
3.65%, 03/01/28 (a)	50,000	56,309
4.20%, 03/01/29 (a)	100,000	116,330
2.85%, 08/01/29 (a)	175,000	185,971
Southern Co.
3.25%, 07/01/26 (a)	50,000	55,869
3.70%, 04/30/30 (a)	100,000	114,111
Southern Power Co.
4.15%, 12/01/25 (a)	40,000	45,642
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	50,000	53,812
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	85,973
2.95%, 03/15/30 (a)	50,000	55,994
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	25,000	27,925
3.50%, 03/15/27 (a)	50,000	56,873
3.80%, 04/01/28 (a)	100,000	116,481
2.88%, 07/15/29 (a)	50,000	55,274
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	109,974
4.00%, 06/15/28 (a)	50,000	58,665
		7,989,766
Natural Gas 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	50,000	54,608
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	56,608
NiSource, Inc.
3.49%, 05/15/27 (a)	75,000	84,843
2.95%, 09/01/29 (a)	50,000	54,711
3.60%, 05/01/30 (a)	100,000	114,726
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	51,222
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	60,000	68,506
Sempra Energy
3.75%, 11/15/25 (a)	25,000	27,830
3.25%, 06/15/27 (a)	50,000	55,068
3.40%, 02/01/28 (a)	75,000	82,518
Southern California Gas Co.
2.60%, 06/15/26 (a)	75,000	81,682
2.55%, 02/01/30 (a)	50,000	54,138
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	35,000	37,923
		824,383
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	60,000	66,378
3.45%, 06/01/29 (a)	150,000	171,515
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	50,000	55,879
2.70%, 04/15/30 (a)	50,000	52,398
		346,170
		9,160,319
Total Corporates
(Cost $145,406,318)		151,632,893
Security	Number of Shares	Value ($)
Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (g)	1,256,761	1,256,761
Total Other Investment Company
(Cost $1,256,761)		1,256,761

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
10 Year US Treasury Note (CBOT), expires 09/21/20	13	1,809,234	(223)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,084,819 or 4.6% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Variable-rate security.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2020 (Unaudited) (continued)

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended June 30, 2020:
	Market Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 6/30/20	Face amount at 6/30/20	Interest Income Earned
Charles Schwab Corp., 3.20%, 03/02/27	$262,441	($648)	($212,791)	$3,093	$3,700	$55,795	50,000	$3,076
Charles Schwab Corp., 3.25%, 05/22/29	—	32,343	—	—	1,453	33,796	30,000	384
Charles Schwab Corp., 4.63%, 03/22/30	—	174,345	—	—	13,564	187,909	150,000	1,156
Total	$262,441	$206,040	($212,791)	$3,093	$18,717	$277,500		$4,616
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$151,632,893	$—	$151,632,893
Other Investment Company[1]	1,256,761	—	—	1,256,761
Liabilities
Futures Contracts[2]	(223)	—	—	(223)
Total	$1,256,538	$151,632,893	$—	$152,889,431
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2020; unaudited
Assets
Investments in affiliated issuer, at value (cost $259,045)		$277,500
Investments in unaffiliated issuers, at value (cost $146,404,034)		152,612,154
Cash		31,007
Deposit with broker for futures contracts		12,861
Receivables:
Investments sold		2,617,817
Interest		1,272,973
Dividends	+	99
Total assets		156,824,411
Liabilities
Payables:
Investments bought		74,698
Management fees		6,474
Fund shares redeemed		2,612,392
Variation margin on futures contracts	+	203
Total liabilities		2,693,767
Net Assets
Total assets		156,824,411
Total liabilities	–	2,693,767
Net assets		$154,130,644
Net Assets by Source
Capital received from investors		147,847,483
Total distributable earnings		6,283,161

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$154,130,644		2,950,000		$52.25

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2020 through June 30, 2020; unaudited
Investment Income
Interest received from affiliated issuer		$4,616
Interest received from unaffiliated issuers		1,729,790
Dividends received from unaffiliated issuers		2,136
Securities on loan, net	+	11
Total investment income		1,736,553
Expenses
Management fees		32,587
Total expenses	–	32,587
Net investment income		1,703,966
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		3,093
Net realized losses on unaffiliated investments		(241,401)
Net realized losses on in-kind redemptions on unaffiliated investments		(1,107)
Net realized losses on futures contracts	+	(5,277)
Net realized losses		(244,692)
Net change in unrealized appreciation (depreciation) on affiliated issuer		18,717
Net change in unrealized appreciation (depreciation) on unaffiliated investments		5,534,129
Net change in unrealized appreciation (depreciation) on futures contracts	+	(223)
Net change in unrealized appreciation (depreciation)	+	5,552,623
Net realized and unrealized gains		5,307,931
Increase in net assets resulting from operations		$7,011,897

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/20-6/30/20		10/10/19*-12/31/19
Net investment income		$1,703,966	$427,615
Net realized losses		(244,692)	(17,360)
Net change in unrealized appreciation (depreciation)	+	5,552,623	673,729
Increase in net assets resulting from operations		7,011,897	1,083,984
Distributions to Shareholders
Total distributions		($1,388,640)	($424,080)

Transactions in Fund Shares
		1/1/20-6/30/20		10/10/19*-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,300,000	$66,703,943	2,200,000	$109,490,865
Shares redeemed	+	(550,000)	(28,347,325)	—	—
Net transactions in fund shares		750,000	$38,356,618	2,200,000	$109,490,865
Shares Outstanding and Net Assets
		1/1/20-6/30/20		10/10/19*-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,200,000	$110,150,769	—	$—
Total increase	+	750,000	43,979,875	2,200,000	110,150,769
End of period		2,950,000	$154,130,644	2,200,000	$110,150,769
*	Commencement of operations.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Small-Cap ETF
Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
As of June 30, 2020, only Schwab U.S. Aggregate Bond ETF had securities on loan, all of which were classified as government related bonds. The value of the securities on loan and the related collateral at June 30, 2020 are disclosed in the fund’s Portfolio Holdings. The value of the securities on loan and investment in cash collateral are also disclosed in the fund’s Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Market disruptions could cause delays in an index’s rebalancing schedule which may result in an index and, in turn, a fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. . Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
0.05%	0.05%	0.05%	0.05%	0.04%	0.05%	0.05%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2020, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target 2010 Index Fund	0.0%*	0.0%*	0.2%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.3%
Schwab Target 2020 Index Fund	0.1%	0.2%	1.1%
Schwab Target 2025 Index Fund	0.1%	0.2%	1.4%
Schwab Target 2030 Index Fund	0.0%*	0.1%	1.5%
Schwab Target 2035 Index Fund	-%	0.0%*	0.7%
Schwab Target 2040 Index Fund	-%	0.0%*	0.7%
Schwab Target 2045 Index Fund	-%	0.0%*	0.2%
Schwab Target 2050 Index Fund	-%	0.0%*	0.2%
Schwab Target 2055 Index Fund	-%	0.0%*	0.1%
Schwab Target 2060 Index Fund	-%	0.0%*	0.1%
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.3%
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	0.5%
Schwab VIT Growth Portfolio	-%	-%	0.3%
* Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

5. Other Service Providers (continued):
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The current value and variation margin for futures contracts held at June 30, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended June 30, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab 1-5 Year Corporate Bond ETF	$376,691	3
Schwab 5-10 Year Corporate Bond ETF	318,730	2

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2020, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$1,472,733,887	$—	$1,472,733,887
Schwab Short-Term U.S. Treasury ETF	3,800,742,685	—	3,800,742,685
Schwab Intermediate-Term U.S. Treasury ETF	1,310,432,592	—	1,310,432,592
Schwab Long-Term U.S. Treasury ETF	21,748,126	—	21,748,126
Schwab U.S. Aggregate Bond ETF	2,810,455,933	732,622,827	3,543,078,760
Schwab 1-5 Year Corporate Bond ETF	65,500	118,460,873	118,526,373
Schwab 5-10 Year Corporate Bond ETF	—	90,560,758	90,560,758
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$1,328,350,967	$—	$1,328,350,967
Schwab Short-Term U.S. Treasury ETF	2,467,844,156	—	2,467,844,156
Schwab Intermediate-Term U.S. Treasury ETF	784,316,928	—	784,316,928
Schwab Long-Term U.S. Treasury ETF	5,840,726	—	5,840,726
Schwab U.S. Aggregate Bond ETF	2,891,171,479	437,653,634	3,328,825,113
Schwab 1-5 Year Corporate Bond ETF	469,054	12,576,529	13,045,583
Schwab 5-10 Year Corporate Bond ETF	—	44,945,374	44,945,374
*Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Due to the composition of the portfolio of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF, consideration for the subscription and redemption of Creation Units generally is cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2020, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$3,369,786,580	$2,084,216,597
Schwab Short-Term U.S. Treasury ETF	1,836,957,652	1,432,315,090
Schwab Intermediate-Term U.S. Treasury ETF	582,857,460	2,899,981,181
Schwab Long-Term U.S. Treasury ETF	19,004,116	5,534,156
Schwab U.S. Aggregate Bond ETF	—	4,218,707
Schwab 1-5 Year Corporate Bond ETF	—	7,540,476
Schwab 5-10 Year Corporate Bond ETF	—	7,632,465

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended June 30, 2020, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2020 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of June 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Tax cost	$10,044,357,522	$6,972,756,368	$3,045,020,448	$49,735,170
Gross unrealized appreciation	$570,751,353	$135,173,776	$201,155,910	$4,096,450
Gross unrealized depreciation	—	(10)	(23,081)	—
Net unrealized appreciation (depreciation)	$570,751,353	$135,173,766	$201,132,829	$4,096,450

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Tax cost	$7,633,903,756	$134,272,669	$146,703,900
Gross unrealized appreciation	$545,837,909	$3,218,229	$6,568,034
Gross unrealized depreciation	(5,260,138)	(39,032)	(382,503)
Net unrealized appreciation (depreciation)	$540,577,771	$3,179,197	$6,185,531
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
No expiration	$32,782,017	$25,324,257	$22,109,717	$—
Total	$32,782,017	$25,324,257	$22,109,717	$—

Expiration Date	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
No expiration	$47,104,929	$2,869	$9,918
Total	$47,104,929	$2,869	$9,918
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2020. The tax-basis components of distributions paid during the fiscal year ended December 31, 2019 were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Ordinary income	$152,790,170	$122,565,815	$100,812,255	$66,835

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Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Ordinary income	$184,048,740	$135,820	$424,080
As of December 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2019, the funds did not incur any interest or penalties.

12. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF for the past two fiscal years, December 31, 2018 and December 31, 2019, and the Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF for the period October 10, 2019 (commencement of operations) through December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two period year-ends detailed above and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Long-Term U.S. Treasury ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 11, 2020 and June 9, 2020, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 9, 2020 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. Finally, the Trustees also considered

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Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although Schwab Intermediate-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF had performance that lagged that of a relevant peer group for certain periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to these Funds including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the Funds’ investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees acknowledged that the management fee payable by Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab 1-5 Year
Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Long-Term U.S. Treasury ETF had been reduced since the prior renewal period or fund inception, as applicable. The Trustees noted that the operating expense ratio of each Fund was below the median operating expense ratio charged by other funds in its respective peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to

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scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 9, 2020 was held telephonically in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 100 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	100	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	100	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	100	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	100	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	100	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	100	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	100	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	100	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	100	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	100	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	100	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	100	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present), Charles Schwab Investment Advisory, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US 1–5 Year Corporate Bond Index    An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US 5–10 Year Corporate Bond Index    An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Long Treasury Index   An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2020 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR62961-09
00247434

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 17, 2020

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 17, 2020